UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                      811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:              (212) 250-4352

Date of fiscal year end:              May 31

Date of reporting period:              February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND - 100.6%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)
(Cost $2,978,465)	116,987	$2,943,393

SECURITIES LENDING COLLATERAL - 14.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $414,575)	414,575	414,575

TOTAL INVESTMENTS - 114.8%
(Cost $3,393,040)†		$3,357,968
Other assets and liabilities, net - (14.8%)		(431,705)

NET ASSETS - 100.0%		$2,926,263

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $3,405,241. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $47,273. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,273.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $405,076, which is 13.8% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

A summary of the Fund’s transactions with affiliated funds during the period ended February 28, 2017 is as follows:

	Value ($) at 5/31/2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2017
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,183,045	1,117,977	(431,936)	(210,504)	15,517	—	2,943,393

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Goldman Sachs & Co.	3/3/2017	CNH	164,000	USD	23,919	$0
Goldman Sachs & Co.	3/3/2017	CNH	13,004,000	USD	1,882,728	(13,899)
Goldman Sachs & Co.	3/3/2017	CNH	95,000	USD	13,845	(10)
Goldman Sachs & Co.	3/3/2017	CNH	6,631,500	USD	965,987	(1,214)
Goldman Sachs & Co.	3/3/2017	USD	2,896,357	CNH	19,894,500	5,245
Goldman Sachs & Co.	4/7/2017	CNH	116,500	USD	16,953	11
Goldman Sachs & Co.	4/7/2017	CNH	19,894,500	USD	2,888,158	(5,030)

Total net unrealized depreciation						$(14,897)

(e) The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

CNH	Chinese Offshore Yuan
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$2,943,393	$—	$—	$2,943,393
Short-Term Investments	414,575	—	—	414,575
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	5,256	—	5,256

TOTAL	$3,357,968	$5,256	$—	$3,363,224

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(20,153)	$–	$(20,153)

TOTAL	$—	$(20,153)	$—	$(20,153)

(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 10.8%
Alpha Group, Class A	149,162	$478,518
Beijing Enlight Media Co. Ltd., Class A	253,500	363,535
Beijing Gehua CATV Network Co. Ltd., Class A	199,000	456,373
BYD Co. Ltd., Class A	155,297	1,135,277
China Grand Automotive Services Co. Ltd., Class A*	468,644	685,739
China International Travel Service Corp. Ltd., Class A	138,261	990,770
China Shipbuilding Industry Group Power Co. Ltd., Class A*	99,526	461,574
Chinese Universe Publishing and Media Co. Ltd., Class A	158,871	505,957
Chongqing Changan Automobile Co. Ltd., Class A	556,388	1,319,003
Chongqing Sokon Industry Group Co. Ltd., Class A*	50,500	193,482
CITIC Guoan Information Industry Co. Ltd., Class A	783,100	1,265,819
FAW CAR Co. Ltd., Class A	231,787	394,616
Fuyao Glass Industry Group Co. Ltd., Class A	399,412	1,138,572
Great Wall Motor Co. Ltd., Class A	342,413	653,890
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,367,978	5,476,183
Hisense Electric Co. Ltd., Class A	223,673	615,092
Huawen Media Investment Corp., Class A	576,250	952,479
Huayi Brothers Media Corp., Class A	477,068	748,871
Huayu Automotive Systems Co. Ltd., Class A	360,525	885,712
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	323,992	693,392
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	443,730	725,023
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	219,536	342,052
Leo Group Co. Ltd., Class A	183,579	388,066
Liaoning Cheng Da Co. Ltd., Class A*	349,477	893,748
Midea Group Co. Ltd., Class A	1,278,404	5,941,945
Pang Da Automobile Trade Co. Ltd., Class A*	1,337,002	559,795
Qingdao Haier Co. Ltd., Class A	865,319	1,377,259
SAIC Motor Corp. Ltd., Class A	998,038	3,753,572
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	45,162	204,705
Shanghai Oriental Pearl Media Co. Ltd., Class A	374,827	1,293,780
Shenzhen Overseas Chinese Town Co. Ltd., Class A	939,331	1,027,767
Sichuan Changhong Electric Co. Ltd., Class A*	1,054,611	680,032
Songcheng Performance Development Co. Ltd., Class A	166,182	515,663
Suning Commerce Group Co. Ltd., Class A	1,061,855	1,755,132
TCL Corp., Class A	2,092,080	1,110,950
Wanda Cinema Line Co. Ltd., Class A	134,010	1,086,015
Wanxiang Qianchao Co. Ltd., Class A	327,924	604,215
Wasu Media Holding Co. Ltd., Class A	163,389	427,622
Wuchan Zhongda Group Co. Ltd., Class A	328,220	542,512
Zhejiang Huace Film & TV Co. Ltd., Class A	199,202	348,150
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	260,580	693,775

		43,686,632

Consumer Staples - 6.1%
Beijing Dabeinong Technology Group Co. Ltd., Class A	581,813	561,896
By-health Co. Ltd., Class A	207,300	350,810
COFCO Tunhe Sugar Co. Ltd., Class A	293,209	511,592
Fujian Sunner Development Co. Ltd., Class A*	127,900	351,205
Henan Shuanghui Investment & Development Co. Ltd., Class A	282,544	884,978
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,723,949	4,542,102

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	171,880	2,032,074
Kweichow Moutai Co. Ltd., Class A	142,894	7,393,344
Luzhou Laojiao Co. Ltd., Class A	198,828	1,084,545
MeiHua Holdings Group Co. Ltd., Class A	536,857	543,542
Muyuan Foodstuff Co. Ltd., Class A	117,200	445,913
New Hope Liuhe Co. Ltd., Class A	593,634	707,547
Shanghai Bailian Group Co. Ltd., Class A*	228,546	613,488
Shanghai Bairun Investment Holding Group Co. Ltd., Class A*	49,300	151,971
Shenzhen Agricultural Products Co. Ltd., Class A	196,619	337,611
Wuliangye Yibin Co. Ltd., Class A	539,588	3,114,105
Yonghui Superstores Co. Ltd., Class A	1,090,464	870,189

		24,496,912

Energy - 2.4%
China Merchants Energy Shipping Co. Ltd., Class A	601,800	465,310
China Petroleum & Chemical Corp., Class A	2,987,815	2,506,319
China Shenhua Energy Co. Ltd., Class A	564,840	1,395,898
Guanghui Energy Co. Ltd., Class A*	894,634	604,284
Offshore Oil Engineering Co. Ltd., Class A	629,683	741,327
PetroChina Co. Ltd., Class A	1,379,421	1,656,195
Shaanxi Coal Industry Co. Ltd., Class A*	577,208	465,663
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	448,800	616,763
Sinopec Oilfield Service Corp., Class A*	523,000	299,854
Wintime Energy Co. Ltd., Class A	1,418,742	852,737
Yanzhou Coal Mining Co. Ltd., Class A	109,823	173,355

		9,777,705

Financials - 34.6%
Agricultural Bank of China Ltd., Class A	10,865,870	5,151,842
Anxin Trust Co. Ltd., Class A	234,900	906,064
Avic Capital Co. Ltd., Class A	1,281,790	1,187,423
Bank of Beijing Co. Ltd., Class A	3,457,938	5,074,928
Bank of China Ltd., Class A	5,990,900	3,216,285
Bank of Communications Co. Ltd., Class A	7,809,810	7,098,118
Bank of Nanjing Co. Ltd., Class A	1,036,615	1,851,030
Bank of Ningbo Co. Ltd., Class A	556,102	1,527,634
Bohai Financial Investment Holding Co. Ltd., Class A*	528,400	550,396
Changjiang Securities Co. Ltd., Class A	942,127	1,421,166
China CITIC Bank Corp. Ltd., Class A	873,001	878,777
China Construction Bank Corp., Class A	1,914,970	1,653,859
China Everbright Bank Co. Ltd., Class A	4,526,387	2,733,801
China Life Insurance Co. Ltd., Class A	474,981	1,778,758
China Merchants Bank Co. Ltd., Class A	2,931,867	8,314,866
China Merchants Securities Co. Ltd., Class A	652,727	1,602,619
China Minsheng Banking Corp. Ltd., Class A	6,719,943	8,852,543
China Pacific Insurance Group Co. Ltd., Class A	893,492	3,563,723
CITIC Securities Co. Ltd., Class A	2,237,295	5,401,769
Dongxing Securities Co. Ltd., Class A	314,922	894,048
Everbright Securities Co. Ltd., Class A	557,347	1,294,445
First Capital Securities Co. Ltd., Class A	68,600	302,336
Founder Securities Co. Ltd., Class A	1,168,631	1,441,249
GF Securities Co. Ltd., Class A	843,877	2,164,277
Guosen Securities Co. Ltd., Class A	698,402	1,553,782
Guotai Junan Securities Co. Ltd., Class A	1,300,500	3,631,341
Guoyuan Securities Co. Ltd., Class A	335,001	986,238

Haitong Securities Co. Ltd., Class A	2,300,135	5,258,200
Huatai Securities Co. Ltd., Class A	928,473	2,458,446
Huaxia Bank Co. Ltd., Class A	1,518,717	2,585,606
Industrial & Commercial Bank of China Ltd., Class A	6,130,926	4,194,823
Industrial Bank Co. Ltd., Class A	3,790,900	9,263,431
Industrial Securities Co. Ltd., Class A	1,330,748	1,541,456
New China Life Insurance Co. Ltd., Class A	237,637	1,535,792
Northeast Securities Co. Ltd., Class A	403,024	726,715
Orient Securities Co. Ltd., Class A	887,637	1,978,670
Pacific Securities Co. Ltd., Class A	1,935,033	1,507,455
Ping An Bank Co. Ltd., Class A	2,440,384	3,375,058
Ping An Insurance Group Co. of China Ltd., Class A	3,079,190	16,274,945
SDIC Essence Holdings Co. Ltd., Class A	316,400	724,226
Sealand Securities Co. Ltd., Class A	840,349	831,197
Shanghai Pudong Development Bank Co. Ltd., Class A	2,457,973	5,948,921
Shanxi Securities Co. Ltd., Class A	323,300	542,870
Shenwan Hongyuan Group Co. Ltd., Class A	1,713,431	1,602,283
Sinolink Securities Co. Ltd., Class A	604,530	1,172,963
SooChow Securities Co. Ltd., Class A	599,494	1,146,575
Southwest Securities Co. Ltd., Class A	804,032	819,908
Western Securities Co. Ltd., Class A	398,163	1,146,047

		139,668,904

Health Care - 4.9%
Aier Eye Hospital Group Co. Ltd., Class A	115,366	534,363
Aurora Optoelectronics Co. Ltd., Class A*	130,245	536,777
Beijing Tongrentang Co. Ltd., Class A	155,820	694,236
Dong-E-E-Jiao Co. Ltd., Class A	149,219	1,234,303
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A*	789,348	544,684
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	160,768	608,627
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	121,056	322,832
Huadong Medicine Co. Ltd., Class A	69,306	786,014
Hualan Biological Engineering, Inc., Class A	159,386	852,892
Jiangsu Hengrui Medicine Co. Ltd., Class A	400,369	2,943,198
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	203,835	881,398
Kangmei Pharmaceutical Co. Ltd., Class A	846,405	2,174,464
Searainbow Holding Corp., Class A*	205,098	1,274,635
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	287,184	1,079,666
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	329,811	1,043,132
Shanghai RAAS Blood Products Co. Ltd., Class A	283,754	866,001
Tasly Pharmaceutical Group Co. Ltd., Class A	184,752	1,028,519
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	284,189	888,473
Yunnan Baiyao Group Co. Ltd., Class A	148,443	1,660,351

		19,954,565

Industrials - 16.3%
Air China Ltd., Class A	729,934	841,251
AVIC Aero-Engine Controls Co. Ltd., Class A	131,016	482,041
AVIC Aircraft Co. Ltd., Class A	394,378	1,336,524
Avic Aviation Engine Corp. PLC, Class A	222,633	1,088,376
AVIC Helicopter Co. Ltd., Class A	67,564	503,380
Beijing Orient Landscape & Environment Co. Ltd., Class A	305,900	668,507
Beijing Originwater Technology Co. Ltd., Class A	534,948	1,278,322

BlueFocus Communication Group Co. Ltd., Class A	401,238	577,742
China Avionics Systems Co. Ltd., Class A	150,748	443,141
China Baoan Group Co. Ltd., Class A	614,030	874,287
China Communications Construction Co. Ltd., Class A	434,996	1,141,010
China CSSC Holdings Ltd., Class A	197,010	842,113
China Eastern Airlines Corp. Ltd., Class A	840,565	871,878
China Gezhouba Group Co. Ltd., Class A	788,712	1,274,891
China High-Speed Railway Technology Co. Ltd., Class A*	234,500	299,683
China International Marine Containers Group Co. Ltd., Class A	217,361	534,631
China Nuclear Engineering Corp. Ltd., Class A*	149,700	390,922
China Railway Construction Corp. Ltd., Class A	1,307,970	2,528,299
China Railway Group Ltd., Class A	2,118,987	2,794,547
China Shipbuilding Industry Co. Ltd., Class A*	2,609,594	2,923,808
China Southern Airlines Co. Ltd., Class A	1,002,099	1,125,683
China Spacesat Co. Ltd., Class A	169,140	809,841
China State Construction Engineering Corp. Ltd., Class A	4,263,651	5,504,776
CITIC Heavy Industries Co. Ltd., Class A	373,900	308,735
COSCO SHIPPING Development Co. Ltd., Class A*	901,900	547,351
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,090,406	971,951
CRRC Corp. Ltd., Class A	2,766,020	4,164,374
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A	94,493	470,490
Daqin Railway Co. Ltd., Class A	1,695,760	1,721,822
Dongfang Electric Corp. Ltd., Class A	414,829	665,969
Eternal Asia Supply Chain Management Ltd., Class A	419,800	698,784
Guangshen Railway Co. Ltd., Class A	966,950	750,465
Guoxuan High-Tech Co. Ltd., Class A	125,704	558,774
Hainan Airlines Co. Ltd., Class A*	1,877,200	933,856
Han’s Laser Technology Industry Group Co. Ltd., Class A	244,245	856,950
Jihua Group Corp. Ltd., Class A	438,200	589,410
Juneyao Airlines Co. Ltd., Class A	73,752	260,916
Luxshare Precision Industry Co. Ltd., Class A	242,439	775,986
Metallurgical Corp. of China Ltd., Class A	1,525,100	1,132,481
NARI Technology Co. Ltd., Class A	416,200	1,057,894
Ningbo Zhoushan Port Co. Ltd., Class A	1,125,500	878,444
Power Construction Corp. of China Ltd., Class A	1,178,206	1,308,038
Sany Heavy Industry Co. Ltd., Class A	1,086,744	1,157,350
Shanghai Construction Group Co. Ltd., Class A	1,018,161	751,591
Shanghai Electric Group Co. Ltd., Class A*	1,052,700	1,434,863
Shanghai International Airport Co. Ltd., Class A	273,853	1,096,266
Shanghai International Port Group Co. Ltd., Class A	926,453	798,777
Shanghai Tunnel Engineering Co. Ltd., Class A	538,634	921,736
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	107,175	325,998
Shenzhen Inovance Technology Co. Ltd., Class A	275,636	871,786
Siasun Robot & Automation Co. Ltd., Class A	311,653	942,054
Spring Airlines Co. Ltd., Class A	68,827	379,747
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	453,145	714,624
TBEA Co. Ltd., Class A	920,756	1,387,585
Tian Di Science & Technology Co. Ltd., Class A	477,184	379,400
Tus-Sound Environmental Resources Co. Ltd., Class A	145,506	734,466
Weichai Power Co. Ltd., Class A	691,209	1,136,443

XCMG Construction Machinery Co. Ltd., Class A*	1,197,672	711,127
Xiamen C & D, Inc., Class A	485,981	789,804
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	447,005	1,099,474
Zhejiang Chint Electrics Co. Ltd., Class A	121,000	355,163
Zhengzhou Yutong Bus Co. Ltd., Class A	379,228	1,123,634
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,254,903	886,074

		65,786,305

Information Technology - 8.6%
Aisino Corp., Class A	316,393	943,920
Beijing Jetsen Technology Co. Ltd., Class A	290,886	432,851
Beijing Shiji Information Technology Co. Ltd., Class A	91,740	317,057
Beijing Ultrapower Software Co. Ltd., Class A	392,364	533,482
Beijing Xinwei Technology Group Co. Ltd., Class A	430,545	933,725
BOE Technology Group Co. Ltd., Class A	6,755,258	3,222,585
China Security & Fire Co. Ltd., Class A	266,421	679,954
DHC Software Co. Ltd., Class A	270,104	831,434
Digital China Information Service Co. Ltd., Class A	78,600	248,253
Dongxu Optoelectronic Technology Co. Ltd., Class A	506,600	774,875
East Money Information Co. Ltd., Class A	606,033	1,461,450
Fiberhome Telecommunication Technologies Co. Ltd., Class A	149,100	573,156
Focus Media Information Technology Co. Ltd., Class A	174,400	314,216
GoerTek, Inc., Class A	259,981	1,129,107
GRG Banking Equipment Co. Ltd., Class A	231,500	438,707
Guangzhou Haige Communications Group, Inc. Co., Class A	489,040	846,921
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	521,996	2,130,736
Hithink RoyalFlush Information Network Co. Ltd., Class A	61,400	616,271
Hundsun Technologies, Inc., Class A	140,033	951,170
Iflytek Co. Ltd., Class A	259,647	1,165,157
Inspur Electronic Information Industry Co. Ltd., Class A	171,600	530,222
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*	280,000	548,999
Leshi Internet Information & Technology Corp. Beijing, Class A	339,306	1,736,959
Neusoft Corp., Class A	283,907	802,684
Ourpalm Co. Ltd., Class A	481,100	648,792
People.cn Co. Ltd., Class A	159,451	398,241
Sanan Optoelectronics Co. Ltd., Class A	578,762	1,268,191
Shanghai 2345 Network Holding Group Co. Ltd., Class A	276,900	471,824
Shenzhen Infogem Technologies Co. Ltd., Class A	78,050	236,041
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	142,679	495,395
Shenzhen O-film Tech Co. Ltd., Class A	216,646	1,057,843
Suzhou Victory Precision Manufacture Co. Ltd., Class A	425,834	492,719
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	421,127	507,866
Tsinghua Tongfang Co. Ltd., Class A	507,744	1,019,984
Tsinghua Unisplendour Co. Ltd., Class A	41,600	341,374
Unigroup Guoxin Co. Ltd., Class A	104,231	476,370
Wangsu Science & Technology Co. Ltd., Class A	135,119	977,590
Wonders Information Co. Ltd., Class A	202,171	554,192
Yonyou Network Technology Co. Ltd., Class A	208,789	585,127
Youzu Interactive Co. Ltd., Class A	97,894	412,733
Zhejiang Dahua Technology Co. Ltd., Class A	413,955	925,181

ZTE Corp., Class A	678,398	1,563,710

		34,597,064

Materials - 6.5%
Aluminum Corp. of China Ltd., Class A*	1,877,652	1,353,184
Anhui Conch Cement Co. Ltd., Class A	567,861	1,696,629
Baoshan Iron & Steel Co. Ltd., Class A	2,512,992	2,599,274
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	168,295	1,158,852
China Hainan Rubber Industry Group Co. Ltd., Class A*	337,900	360,347
China Molybdenum Co. Ltd., Class A	1,106,988	854,306
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	622,018	1,168,782
Hesteel Co. Ltd., Class A	1,209,878	690,133
Hubei Biocause Pharmaceutical Co. Ltd., Class A	364,400	410,403
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	2,788,748	1,265,274
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	729,170	541,453
Jiangxi Copper Co. Ltd., Class A	236,734	653,426
Jinduicheng Molybdenum Co. Ltd., Class A*	277,604	335,329
Kangde Xin Composite Material Group Co. Ltd., Class A	703,456	1,861,611
Kingenta Ecological Engineering Group Co. Ltd., Class A	447,102	502,893
Luxin Venture Capital Group Co. Ltd., Class A	83,899	303,545
Qinghai Salt Lake Industry Co. Ltd., Class A	212,506	576,632
Shandong Gold Mining Co. Ltd., Class A	212,443	1,148,893
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	442,138	743,062
Sinopec Shanghai Petrochemical Co. Ltd., Class A	622,532	608,486
Tianqi Lithium Industries, Inc., Class A	169,274	902,841
Tongling Nonferrous Metals Group Co. Ltd., Class A*	1,798,620	871,149
Wanhua Chemical Group Co. Ltd., Class A	324,309	1,240,527
Xiamen Tungsten Co. Ltd., Class A	123,351	440,883
Xinxing Ductile Iron Pipes Co. Ltd., Class A	628,800	519,211
Zhejiang Longsheng Group Co. Ltd., Class A	648,688	912,279
Zhongjin Gold Corp. Ltd., Class A*	490,571	894,595
Zijin Mining Group Co. Ltd., Class A	3,154,551	1,642,935

		26,256,934

Real Estate - 5.5%
Beijing Capital Development Co. Ltd., Class A	294,886	528,284
China Fortune Land Development Co. Ltd., Class A	253,124	946,079
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	676,109	1,689,619
China Vanke Co. Ltd., Class A	1,934,866	5,795,015
Financial Street Holdings Co. Ltd., Class A	343,615	545,401
Future Land Holdings Co. Ltd., Class A	256,200	564,379
Gemdale Corp., Class A	638,731	1,126,572
Greenland Holdings Corp. Ltd., Class A	694,700	879,695
Poly Real Estate Group Co. Ltd., Class A	2,022,317	2,793,920
RiseSun Real Estate Development Co. Ltd., Class A	374,820	465,883
Shanghai Environment Group Co. Ltd.*	114,082	307,306
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	209,062	702,704
Shanghai SMI Holding Co. Ltd., Class A*	410,764	1,106,489
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	219,900	583,222
Suning Universal Co. Ltd., Class A	345,790	373,301

Sunshine City Group Co. Ltd., Class A	461,197	380,145
Xinhu Zhongbao Co. Ltd., Class A	979,846	646,116
Youngor Group Co. Ltd., Class A	438,100	905,005
Zhejiang China Commodities City Group Co. Ltd., Class A	777,583	899,569
Zhongtian Urban Development Group Co. Ltd., Class A	802,300	765,472

		22,004,176

Telecommunication Services - 0.9%
China United Network Communications Ltd., Class A	2,410,015	2,471,666
Dr Peng Telecom & Media Group Co. Ltd., Class A	323,253	970,516

		3,442,182

Utilities - 2.8%
Beijing Capital Co. Ltd., Class A	693,712	431,125
China National Nuclear Power Co. Ltd., Class A	1,325,800	1,408,069
China Yangtze Power Co. Ltd., Class A	1,876,025	3,549,714
GD Power Development Co. Ltd., Class A	3,347,400	1,621,289
Guangdong Golden Dragon Development, Inc., Class A	127,200	404,166
SDIC Power Holdings Co. Ltd., Class A	1,162,136	1,191,865
Shanghai Electric Power Co. Ltd., Class A	245,700	459,523
Shenzhen Energy Group Co. Ltd., Class A	341,400	351,130
Sichuan Chuantou Energy Co. Ltd., Class A	628,240	810,200
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,164,690	992,289

		11,219,370

TOTAL COMMON STOCKS
(Cost $328,602,513)		400,890,749

TOTAL INVESTMENTS - 99.4%
(Cost $328,602,513)†		$400,890,749
Other assets and liabilities, net - 0.6%		2,529,443

NET ASSETS - 100.0%		$403,420,192

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $395,656,830. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $5,233,919. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $79,835,790 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $74,601,871.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$387,562,355	$—	$13,328,394	$400,890,749

TOTAL	$387,562,355	$—	$13,328,394	$400,890,749

(a)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2016	$19,241,343
Purchases	8,866,329
Sales	(4,683,374)
Realized gain (loss)	(732,095)
Change in unrealized gain (loss)	499,017
Transfers into Level 3 (b)	8,414,888
Transfer out of Level 3 (b)	(18,277,714)
Balance at February 28, 2017	13,328,394
Change in unrealized gain (loss) related to investments still held at February 28, 2017	501,936

(b)	During the period ended February 28, 2017, the amount of transfers between Level 1 and Level 3 was $8,414,888 and between Level 3 and Level 1 was $18,277,714. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 2/28/2017	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$193,482	Market Approach	Last traded price adjusted for proxy
Common Stock: Consumer Staples	351,205	Market Approach	Last traded price adjusted for proxy
Common Stock: Financials	1,441,249	Market Approach	Last traded price adjusted for proxy
Common Stock: Industrials	3,158,726	Market Approach	Last traded price adjusted for proxy
Common Stock: Information Technology	6,338,812	Market Approach	Last traded price adjusted for proxy
Common Stock: Real Estate	1,413,795	Market Approach	Last traded price adjusted for proxy
Common Stock: Utilities	431,125	Market Approach	Last traded price adjusted for proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -9% to 11% with a weighted average range of approximately 1%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 14.0%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	34,800	$61,836
Anhui Xinhua Media Co. Ltd., Class A	14,700	41,475
Beijing HualuBaina Film & TV Co. Ltd., Class A	12,000	35,538
Beiqi Foton Motor Co. Ltd., Class A	170,700	87,160
Besttone Holdings Co. Ltd., Class A	8,300	23,031
Changjiang Publishing & Media Co. Ltd., Class A	22,000	28,019
Chengdu B-Ray Media Co. Ltd., Class A	27,000	32,536
China CYTS Tours Holding Co. Ltd., Class A	21,100	66,428
China Television Media Ltd., Class A	5,000	15,325
Chongqing Department Store Co. Ltd., Class A	9,500	34,842
Chongqing Zongshen Power Machinery Co. Ltd., Class A	26,300	34,915
Dashang Co. Ltd., Class A	6,500	39,893
DongFeng Automobile Co. Ltd., Class A	30,500	31,859
Eastern Gold Jade Co. Ltd., Class A*	24,600	36,103
Eastern Pioneer Driving School Co. Ltd., Class A	1,900	9,815
Elec-Tech International Co. Ltd., Class A*	37,200	31,585
Fujian Funeng Co. Ltd., Class A	12,100	20,335
Fujian Septwolves Industry Co. Ltd., Class A	16,700	25,435
Gansu Gangtai Holding Group Co. Ltd., Class A	22,700	49,078
Global Top E-Commerce Co. Ltd., Class A	15,400	39,856
Guangdong Advertising Group Co. Ltd., Class A	44,680	88,543
Guangdong Chj Industry Co. Ltd., Class A	15,600	25,102
Guirenniao Co. Ltd., Class A	5,900	26,178
Haima Automobile Group Co. Ltd., Class A	44,000	40,440
Hang Zhou Great Star Industrial Co. Ltd., Class A	19,453	44,442
Hangzhou Robam Appliances Co. Ltd., Class A	13,297	82,036
Hefei Department Store Group Co. Ltd., Class A	19,900	26,825
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	15,500	34,597
Jiangsu High Hope International Group Corp., Class A	9,000	11,856
Jiangsu Hongtu High Technology Co. Ltd., Class A	33,600	63,870
Jiangsu Sunshine Co. Ltd., Class A*	52,300	32,656
Jinzhou Cihang Group Co. Ltd., Class A*	15,700	36,120
Jishi Media Co. Ltd., Class A	79,600	49,353
Joyoung Co. Ltd., Class A	11,600	30,783
KingClean Electric Co. Ltd., Class A	3,000	20,649
Lifan Industry Group Co. Ltd., Class A	24,000	32,807
Loncin Motor Co. Ltd., Class A	15,500	48,820
Luthai Textile Co. Ltd., Class A	16,500	29,680
Meisheng Cultural & Creative Corp. Ltd., Class A*	5,700	29,728
Nanjing Central Emporium, Class A	22,000	26,446
Nanjing Xinjiekou Department Store Co. Ltd., Class A	16,600	92,025
NavInfo Co. Ltd., Class A	31,150	85,070
Ningbo Huaxiang Electronic Co. Ltd., Class A	15,600	50,614
Ningbo Joyson Electronic Corp., Class A*	14,300	65,318
Ningbo Tuopu Group Co. Ltd., Class A	7,000	31,555
Rastar Group, Class A*	18,400	27,460
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A*	13,500	26,135
Shanghai Haixin Group Co., Class A	27,100	47,086

Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	48,050	35,610
Shanghai New World Co. Ltd., Class A	14,342	29,146
Shanghai Xinhua Media Co. Ltd., Class A	20,200	26,641
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	42,700	73,506
Shenzhen Fenda Technology Co. Ltd., Class A	16,200	31,372
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	16,500	22,242
Shenzhen Tellus Holding Co. Ltd., Class A*	1,800	13,665
Shenzhen Topway Video Communication Co. Ltd., Class A	7,350	16,030
Shijiazhuang Changshan Textile Co. Ltd., Class A	18,500	30,228
Sichuan Chengfei Integration Technology Corp., Class A	6,300	30,137
Sinomach Automobile Co. Ltd., Class A	10,950	21,134
Sou Yu Te Group Co. Ltd., Class A	16,562	32,353
Suofeiya Home Collection Co. Ltd., Class A	10,800	94,377
Time Publishing and Media Co. Ltd., Class A	9,700	28,325
UTour Group Co. Ltd., Class A	15,400	32,779
Visual China Group Co. Ltd., Class A*	10,000	27,806
Wangfujing Group Co. Ltd., Class A	17,730	44,477
Weifu High-Technology Group Co. Ltd., Class A	21,300	73,831
Wenfeng Great World Chain Development Corp., Class A	45,650	34,497
Wuhan Department Store Group Co. Ltd., Class A*	11,161	39,355
Wuxi Little Swan Co. Ltd., Class A	7,905	42,208
Yantai Tayho Advanced Materials Co. Ltd., Class A*	16,400	30,888
Yihua Lifestyle Technology Co. Ltd., Class A	43,500	71,012
Yotrio Group Co. Ltd., Class A	38,740	41,540
Zhejiang Aokang Shoes Co. Ltd., Class A	6,000	19,432
Zhejiang Century Huatong Group Co. Ltd., Class A	11,700	63,905
Zhejiang Daily Media Group Co. Ltd., Class A	18,300	47,840
Zhejiang Orient Holdings Co., Class A	11,400	48,596
Zhejiang Yasha Decoration Co. Ltd., Class A	29,400	46,622

		3,100,812

Consumer Staples - 5.2%
Angel Yeast Co. Ltd., Class A	15,200	41,910
Anhui Gujing Distillery Co. Ltd., Class A	4,200	31,396
Anhui Kouzi Distillery Co. Ltd., Class A	10,800	55,712
Anhui Yingjia Distillery Co. Ltd., Class A	8,700	27,377
Beijing Shunxin Agriculture Co. Ltd., Class A	15,000	48,821
Better Life Commercial Chain Share Co. Ltd., Class A	8,530	18,965
Bright Dairy & Food Co. Ltd., Class A	21,900	42,301
China Animal Husbandry Industry Co. Ltd., Class A	8,200	25,229
Chuying Agro-pastora Group Co. Ltd., Class A	57,400	41,283
Gansu Yasheng Industrial Group Co. Ltd., Class A	57,000	46,234
Guangdong Haid Group Co. Ltd., Class A	28,200	62,162
Hebei Chengde Lolo Co., Class A	22,441	37,289
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	60,120	31,311
Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,700	27,821
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd., Class A	19,900	43,983

Laobaixing Pharmacy Chain JSC, Class A	3,900	25,802
Qinghai Huzhu Barley Wine Co. Ltd., Class A	6,900	20,716
Shandong Denghai Seeds Co. Ltd., Class A*	12,950	34,875
Shanghai Feilo Acoustics Co. Ltd., Class A	25,400	38,278
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,800	12,053
Shanghai Jahwa United Co. Ltd., Class A	19,500	81,617
Shanghai Maling Aquarius Co. Ltd., Class A*	23,200	37,908
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,900	42,895
Shenyang Toly Bread Co. Ltd., Class A	1,700	10,558
Tsingtao Brewery Co. Ltd., Class A	10,100	48,757
V V Food & Beverage Co. Ltd., Class A	42,700	43,543
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	18,400	23,193
Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	25,884
Yuan Longping High-tech Agriculture Co. Ltd., Class A	23,100	66,523
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	9,300	27,922
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A*	18,560	29,432

		1,151,750

Energy - 2.4%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	19,300	21,427
Anyuan Coal Industry Group Co. Ltd., Class A*	22,700	18,479
Changzheng Engineering Co. Ltd., Class A	4,700	20,289
Datong Coal Industry Co. Ltd., Class A*	30,700	29,246
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	52,000	30,496
Geo-Jade Petroleum Corp., Class A	41,340	48,911
Guizhou Panjiang Refined Coal Co. Ltd., Class A	25,300	31,520
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	25,000	33,444
Jizhong Energy Resources Co. Ltd., Class A	40,200	41,873
Oriental Energy Co. Ltd., Class A	29,800	57,821
PetroChina Jinhong Energy Investment Co. Ltd., Class A	12,800	32,044
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A*	43,700	58,015
Shanxi Meijin Energy Co. Ltd., Class A*	7,400	13,377
Yang Quan Coal Industry Group Co. Ltd., Class A*	43,900	46,368
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,500	59,689

		542,999

Financials - 0.3%
Shaanxi International Trust Co. Ltd., Class A	47,100	43,701
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	12,100	29,179

		72,880

Health Care - 12.2%
Beijing SL Pharmaceutical Co. Ltd., Class A	15,000	61,338
Beijing Tiantan Biological Products Corp. Ltd., Class A*	12,100	69,036
Changchun High & New Technology Industries, Inc., Class A	5,300	84,186
China National Accord Medicines Corp. Ltd., Class A	5,400	55,303
China National Medicines Corp. Ltd., Class A	10,600	50,815

China Resources Double Crane Pharmaceutical Co. Ltd., Class A	13,000	44,587
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,400	54,557
Chongqing Zhifei Biological Products Co. Ltd., Class A	17,500	43,886
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	18,462	59,011
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	17,000	31,745
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	31,050	44,799
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	23,300	65,910
Hainan Haiyao Co. Ltd., Class A*	29,400	59,687
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	32,350	43,041
Harbin Pharmaceutical Group Co. Ltd., Class A*	55,820	68,241
HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	6,200	18,994
Humanwell Healthcare Group Co. Ltd., Class A	33,900	102,274
Hybio Pharmaceutical Co. Ltd., Class A	16,400	41,534
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	15,948	42,972
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	12,190	56,445
Jiangzhong Pharmaceutical Co. Ltd., Class A	6,906	32,250
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	18,700	19,560
Jinling Pharmaceutical Co. Ltd., Class A	11,500	23,253
Jinyu Bio-Technology Co. Ltd., Class A	23,300	119,174
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	28,200	40,893
KPC Pharmaceuticals, Inc., Class A	19,498	37,519
Livzon Pharmaceutical Group, Inc., Class A	4,940	39,306
Mayinglong Pharmaceutical Group Co. Ltd., Class A	10,700	33,062
Pengqi Technology Development Co. Ltd., Class A	38,500	72,455
Realcan Pharmaceutical Co. Ltd., Class A	7,100	36,046
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	19,080	29,143
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	15,000	44,751
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	13,600	39,721
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	58,150	56,159
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	16,100	41,385
Shinva Medical Instrument Co. Ltd., Class A	11,969	42,745
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	31,500	77,387
Sichuan Languang Development Co. Ltd., Class A	31,300	41,827
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	87,900	72,196
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	10,462	28,846
Winning Health Technology Group Co. Ltd., Class A	21,010	58,574
Xiangxue Pharmaceutical Co. Ltd., Class A	17,710	31,365
Yabao Pharmaceutical Group Co. Ltd., Class A	21,080	28,416
Yifan Pharmaceutical Co. Ltd., Class A	20,000	51,177
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,900	76,375
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	46,040	46,412
Zhejiang Dian Diagnostics Co. Ltd., Class A	12,440	55,062
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	21,200	42,773
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,483	70,607

Zhejiang Medicine Co. Ltd., Class A	21,000	37,682
Zhejiang NHU Co. Ltd., Class A	19,400	56,236
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,300	25,942
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	14,000	56,065
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	19,640	42,749

		2,705,474

Industrials - 22.7%
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	57,200	46,647
Avic Aviation High-Technology Co. Ltd., Class A*	15,300	27,655
AVIC Electromechanical Systems Co. Ltd., Class A	23,385	58,474
Avic Heavy Machinery Co. Ltd., Class A	16,500	37,840
Baotou Beifang Chuangye Co. Ltd., Class A*	25,400	53,581
Beijing New Building Materials PLC, Class A	32,100	54,416
Beijing Shouhang Resources Saving Co. Ltd., Class A	43,355	55,090
Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,600	70,649
Beijing Watertek Information Technology Co. Ltd., Class A	20,900	64,578
Camel Group Co. Ltd., Class A	15,100	36,634
CCS Supply Chain Management Co. Ltd., Class A	11,173	23,016
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	46,600	31,068
Changyuan Group Ltd., Class A	50,040	106,217
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	11,200	25,267
China Aerospace Times Electronics Co. Ltd., Class A	32,300	79,070
China CAMC Engineering Co. Ltd., Class A	13,568	50,930
China Meheco Co. Ltd., Class A	19,700	62,854
China Railway Hi-tech Industry Co. Ltd., Class A	27,700	65,223
China Railway Tielong Container Logistics Co. Ltd., Class A	32,500	48,077
Citic Offshore Helicopter Co. Ltd., Class A	16,301	29,655
CMST Development Co. Ltd., Class A	40,200	57,063
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	49,900	52,778
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	32,500	35,465
Dalian Port PDA Co. Ltd., Class A	113,220	48,561
Dazhong Transportation Group Co. Ltd., Class A	44,450	41,956
Dongjiang Environmental Co. Ltd., Class A	17,500	46,644
Fangda Carbon New Material Co. Ltd., Class A*	37,700	50,379
Far East Smarter Energy Co. Ltd., Class A*	24,300	28,112
Foshan Electrical and Lighting Co. Ltd., Class A	22,540	33,508
Fujian Longking Co. Ltd., Class A	31,200	60,218
Galaxy Biomedical Investment Co. Ltd., Class A*	24,100	44,651
Gem-Year Industrial Co. Ltd., Class A*	18,300	25,176
Guangxi Liugong Machinery Co. Ltd., Class A	28,800	38,822
Guangzhou Guangri Stock Co. Ltd., Class A	15,900	32,289
Guizhou Changzheng Tiancheng Holding Co. Ltd., Class A*	19,200	29,719
Guizhou Space Appliance Co. Ltd., Class A	12,070	47,482
Harbin Boshi Automation Co. Ltd., Class A	9,870	22,722
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,800	27,764
Henan Pinggao Electric Co. Ltd., Class A	24,700	59,816
Henan Senyuan Electric Co. Ltd., Class A	13,600	38,153

Hunan Corun New Energy Co. Ltd., Class A*	35,647	52,888
Jangho Group Co. Ltd., Class A	16,800	25,612
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd., Class A	43,100	41,247
Jiangsu Yueda Investment Co. Ltd., Class A	26,000	33,075
Jiangsu Zhongli Group Co. Ltd., Class A	11,600	23,540
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	40,800	59,819
Jiangsu Zhongtian Technology Co. Ltd., Class A	69,450	112,767
Jiangsu Zongyi Co. Ltd., Class A*	27,700	40,491
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	15,900	49,106
Jiangxi Special Electric Motor Co. Ltd., Class A*	37,500	62,257
Jinlong Machinery & Electronics Co. Ltd., Class A	12,100	26,267
Keda Clean Energy Co. Ltd., Class A	41,200	48,324
Lanzhou LS Heavy Equipment Co. Ltd., Class A	14,300	27,925
Meidu Energy Corp., Class A	50,590	37,197
Mesnac Co. Ltd., Class A	23,200	35,809
Minmetals Development Co. Ltd., Class A*	15,800	35,843
Montnets Rongxin Technology Group Co. Ltd., Class A*	15,800	34,414
North Industries Group Red Arrow Co. Ltd., Class A*	21,047	53,211
North Navigation Control Technology Co. Ltd., Class A	27,100	61,477
Orient Group, Inc., Class A*	52,300	55,851
Palm Eco-Town Development Co. Ltd., Class A*	30,150	40,642
Pubang Landscape Architecture Co. Ltd., Class A	30,219	26,583
Qingdao Hanhe Cable Co. Ltd., Class A	50,600	31,078
Qingdao TGOOD Electric Co. Ltd., Class A*	14,500	36,426
Rizhao Port Co. Ltd., Class A*	65,600	39,907
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	14,500	51,932
Shanghai Lansheng Corp., Class A	7,700	31,419
Shanghai Lingang Holdings Corp. Ltd., Class A*	11,900	37,551
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	11,500	34,728
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	19,699	37,072
Shanghai Zhixin Electric Co. Ltd., Class A	24,760	36,158
Shantui Construction Machinery Co. Ltd., Class A*	36,200	34,327
Shenwu Environmental Technology Co. Ltd., Class A	22,804	97,774
Shenzhen Airport Co. Ltd., Class A	37,300	45,600
Shenzhen Desay Battery Technology Co., Class A	4,800	31,581
Shenzhen Glory Medical Co. Ltd., Class A*	8,518	23,238
Shenzhen Grandland Group Co. Ltd., Class A	22,100	28,436
Shenzhen Hifuture Electric Co. Ltd., Class A*	30,200	78,025
Shenzhen Hongtao Decoration Co. Ltd., Class A	30,860	34,081
Shenzhen Tagen Group Co. Ltd., Class A	22,020	30,293
Shuangliang Eco-Energy Systems Co. Ltd., Class A	29,800	36,193
Sichuan Road & Bridge Co. Ltd., Class A	64,400	47,445
Sieyuan Electric Co. Ltd., Class A	19,380	41,844
Sinochem International Corp., Class A	38,200	63,419
Sinoma International Engineering Co., Class A	38,650	44,883
Sinotrans Air Transportation Development Co. Ltd., Class A	12,800	33,612
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	14,322	25,449

Sufa Technology Industry Co. Ltd. CNNC, Class A	11,620	37,294
Sungrow Power Supply Co. Ltd., Class A	25,100	38,302
Suzhou Anjie Technology Co. Ltd., Class A	7,500	40,823
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	15,500	43,393
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	9,700	71,505
Taiyuan Heavy Industry Co. Ltd., Class A*	64,400	42,654
TangShan Port Group Co. Ltd., Class A	85,780	56,314
Tianjin Benefo Tejing Electric Co. Ltd., Class A	8,900	16,620
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	16,600	20,948
Tianjin Port Co. Ltd., Class A	29,800	48,213
Tianjin Teda Co. Ltd., Class A	37,800	33,859
Tianjin Tianhai Investment Co. Ltd., Class A*	47,100	54,695
Tianma Bearing Group Co. Ltd., Class A	21,000	32,964
Wolong Electric Group Co. Ltd., Class A	24,365	30,853
Xiamen ITG Group Corp. Ltd., Class A	42,548	54,623
Xiangtan Electric Manufacturing Co. Ltd., Class A	21,300	54,876
Xingyuan Environment Technology Co. Ltd., Class A	9,000	71,968
Xinjiang Machinery Research Institute Co. Ltd., Class A	27,100	53,175
Xinjiang Urban Construction Group Co. Ltd., Class A	19,600	35,914
XJ Electric Co. Ltd., Class A	22,300	58,461
Zhefu Holding Group Co. Ltd., Class A	50,600	41,781
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A*	21,000	29,931
Zhejiang Kaishan Compressor Co. Ltd., Class A*	13,200	40,401
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	25,580	40,527
Zhejiang Wanma Co. Ltd., Class A	20,762	44,434
Zhejiang Weiming Environment Protection Co. Ltd., Class A	4,950	18,472
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	36,600	42,502
Zhongshan Broad Ocean Motor Co. Ltd., Class A	13,000	15,855

		5,036,392

Information Technology - 15.7%
Accelink Technologies Co. Ltd., Class A	3,700	42,114
Addsino Co. Ltd., Class A	37,700	85,359
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	11,010	62,096
Beijing Dahao Technology Corp. Ltd., Class A	2,000	10,346
Beijing Jingyuntong Technology Co. Ltd., Class A	23,200	22,677
Beijing Lanxum Technology Co. Ltd., Class A*	15,800	38,056
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	11,700	35,913
Beijing Philisense Technology Co. Ltd., Class A	26,100	42,455
Beijing Teamsun Technology Co. Ltd., Class A	32,260	49,934
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	31,100	63,927
Bluedon Information Security Technology Co. Ltd., Class A	17,000	31,224
Bright Oceans Inter-Telecom Corp., Class A	16,100	30,628
China Greatwall Computer Shenzhen Co. Ltd., Class A*	75,319	120,319
China National Software & Service Co. Ltd., Class A	10,800	39,531
China TransInfo Technology Co. Ltd., Class A	20,100	41,874
China Wafer Level CSP Co. Ltd., Class A	3,900	16,915

Dalian Zeus Entertainment Group Co. Ltd., Class A	3,300	33,531
Datang Telecom Technology Co. Ltd., Class A*	22,500	54,948
Dawning Information Industry Co. Ltd., Class A	11,900	43,991
Eastern Communications Co. Ltd., Class A	17,992	22,888
EGing Photovoltaic Technology Co. Ltd., Class A	31,020	33,488
Focus Technology Co. Ltd., Class A	2,000	18,212
Founder Technology Group Corp., Class A	80,400	54,424
Fujian Newland Computer Co. Ltd., Class A	24,040	64,250
Fujian Star-net Communication Co. Ltd., Class A	12,200	34,226
GCI Science & Technology Co. Ltd., Class A	11,200	46,453
Glodon Co. Ltd., Class A	24,700	54,051
Guangdong Ellington Electronics Technology Co. Ltd., Class A	3,700	16,226
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	22,900	35,980
Guomai Technologies, Inc., Class A*	14,900	22,541
Hangzhou First Pv Material Co. Ltd., Class A	2,900	20,062
Hangzhou Shunwang Technology Co. Ltd., Class A	14,900	63,451
Hangzhou Silan Microelectronics Co. Ltd., Class A	27,080	24,573
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	15,500	31,793
Hengtong Optic-electric Co. Ltd., Class A	32,800	98,285
Holitech Technology Co. Ltd., Class A	17,900	49,224
Huagong Tech Co. Ltd., Class A	22,900	51,782
Invengo Information Technology Co. Ltd., Class A	18,900	29,613
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	39,000	98,806
Julong Co. Ltd., Class A	10,395	31,225
Leyard Optoelectronic Co. Ltd., Class A	14,800	75,353
LONGi Green Energy Technology Co. Ltd., Class A	44,900	96,420
MLS Co. Ltd., Class A	3,200	15,411
Nanjing Doron Technology Co. Ltd., Class A*	2,200	20,724
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	106,600	51,164
NAURA Technology Group Co. Ltd., Class A	7,200	29,936
Ningbo Yunsheng Group Co. Ltd., Class A	13,900	40,070
North Electro-Optic Co. Ltd., Class A	5,700	20,606
Shanghai Aerospace Automobile Electromechanical Co., Class A	41,800	61,960
Shanghai Belling Co. Ltd., Class A	20,300	41,491
Shanghai East China Computer Co. Ltd., Class A	7,980	29,139
Shengyi Technology Co. Ltd., Class A	25,600	46,572
Shenzhen Aisidi Co. Ltd., Class A*	11,300	21,991
Shenzhen Everwin Precision Technology Co. Ltd., Class A	19,480	76,986
Shenzhen Kaifa Technology Co. Ltd., Class A	26,000	37,096
Shenzhen Laibao Hi-tech Co. Ltd., Class A*	20,700	37,416
Shenzhen Sunway Communication Co. Ltd., Class A	25,400	105,533
Shenzhen Tat Fook Technology Co. Ltd., Class A	14,140	49,145
Sinodata Co. Ltd., Class A	7,300	41,523
Skyworth Digital Co. Ltd., Class A	18,800	38,973
Taiji Computer Corp. Ltd., Class A	8,500	39,917
Talkweb Information System Co. Ltd., Class A	24,400	41,078
Tatwah Smartech Co. Ltd., Class A*	15,900	37,531

Telling Telecommunication Holding Co. Ltd., Class A*	27,500	43,223
Tianma Microelectronics Co. Ltd., Class A	26,700	67,920
Tongding Interconnection Information Co. Ltd., Class A	26,900	63,692
United Electronics Co. Ltd., Class A	9,900	28,005
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	36,006
Venustech Group, Inc., Class A	22,100	69,447
Vtron Group Co. Ltd., Class A	18,500	38,999
Westone Information Industry, Inc., Class A	9,300	41,896
Wuhan Fingu Electronic Technology Co. Ltd., Class A	8,200	15,420
Wuhan Guide Infrared Co. Ltd., Class A	7,000	24,979
Wuhu Token Science Co. Ltd., Class A	38,400	82,008
WUS Printed Circuit Kunshan Co. Ltd., Class A*	42,740	30,677
Xiamen Faratronic Co. Ltd., Class A	5,200	28,372
YGSOFT, Inc., Class A	17,907	33,595
Zhejiang Crystal-Optech Co. Ltd., Class A	19,450	61,772

		3,489,437

Materials - 16.8%
Advanced Technology & Materials Co. Ltd., Class A*	18,104	29,158
Befar Group Co. Ltd., Class A	29,400	31,010
Beijing Lier High-temperature Materials Co. Ltd., Class A*	23,300	19,987
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	19,408	72,455
Beijing Shougang Co. Ltd., Class A*	57,900	61,070
Bengang Steel Plates Co. Ltd., Class A*	10,900	9,907
CEFC Anhui International Holding Co. Ltd., Class A	33,400	44,584
China Jushi Co. Ltd., Class A	35,640	56,621
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	43,300	55,778
Chongqing Iron & Steel Co. Ltd., Class A*	82,300	36,331
Cofco Biochemical Co. Ltd., Class A*	35,285	73,456
CSG Holding Co. Ltd., Class A	33,500	56,838
Do-Fluoride Chemicals Co. Ltd., Class A	18,200	75,910
Elion Clean Energy Co. Ltd., Class A	30,700	34,934
FSPG Hi-Tech Co. Ltd., Class A	28,350	30,730
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	114,300	55,527
Gansu Qilianshan Cement Group Co. Ltd., Class A	24,100	37,163
GEM Co. Ltd., Class A	74,502	89,668
Guangdong Guanhao High-Tech Co. Ltd., Class A	29,045	33,517
Guangdong HEC Technology Holding Co. Ltd., Class A	82,905	90,697
Guangdong Tapai Group Co. Ltd., Class A	14,100	23,758
Hengyi Petrochemical Co. Ltd., Class A*	17,700	38,449
Hongda Xingye Co. Ltd., Class A	35,578	40,640
Huapont Life Sciences Co. Ltd., Class A	52,150	65,124
Huaxin Cement Co. Ltd., Class A	18,580	26,997
Hubei Kaile Science & Technology Co. Ltd., Class A	17,300	43,561
Hubei Xingfa Chemicals Group Co. Ltd., Class A	12,100	24,361
Hunan Gold Corp. Ltd., Class A*	26,100	46,187
Inner Mongolia Xingye Mining Co. Ltd., Class A*	21,100	29,612
Jiangsu Wuzhong Industrial Co., Class A	18,400	46,278
Jiangsu Yabang Dyestuff Co. Ltd., Class A	13,100	35,145
Jiangxi Ganfeng Lithium Co. Ltd., Class A	19,300	80,808
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	30,600	49,329

Jilin Yatai Group Co. Ltd., Class A*	66,400	58,412
Juli Sling Co. Ltd., Class A	25,700	29,769
Kingfa Sci & Tech Co. Ltd., Class A	57,500	68,436
Lianhe Chemical Technology Co. Ltd., Class A	20,759	48,728
Luxi Chemical Group Co. Ltd., Class A*	36,400	33,933
Maanshan Iron & Steel Co. Ltd., Class A*	112,300	56,685
Nanjing Iron & Steel Co. Ltd., Class A*	72,500	40,509
Ningbo Shanshan Co. Ltd., Class A	20,000	40,906
Org Packaging Co. Ltd., Class A	51,650	66,384
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,700	37,802
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	21,600	76,645
Shandong Chenming Paper Holdings Ltd., Class A	33,500	61,530
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	32,010	64,163
Shandong Iron and Steel Co. Ltd., Class A*	123,100	51,002
Shandong Jinjing Science & Technology Co. Ltd., Class A*	37,200	26,429
Shandong Nanshan Aluminum Co. Ltd., Class A	209,050	103,082
Shandong Sinobioway Biomedicine Co. Ltd., Class A	9,500	33,137
Shandong Sun Paper Industry JSC Ltd., Class A	47,700	51,425
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	8,900	17,321
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	83,200	61,417
Shenghe Resources Holding Co. Ltd., Class A*	19,900	37,276
Shenzhen Jinjia Group Co. Ltd., Class A	33,600	49,018
Sichuan Hebang Biotechnology Co. Ltd., Class A	43,900	31,894
Stanley Agricultural Group Co. Ltd., Class A	17,900	28,020
Tangshan Jidong Cement Co. Ltd., Class A*	24,700	48,934
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	34,800	50,972
Tibet Mineral Development Co., Class A*	15,300	40,490
Tibet Summit Industry Co. Ltd., Class A*	4,700	20,563
Tongkun Group Co. Ltd., Class A	13,500	31,472
Western Mining Co. Ltd., Class A	80,800	97,899
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A*	30,300	29,793
Xinjiang Tianshan Cement Co. Ltd., Class A*	23,600	47,168
Xinjiang Zhongtai Chemical Co. Ltd., Class A	47,100	90,288
Yintai Resources Co. Ltd., Class A	23,600	58,289
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	63,000	70,494
Yunnan Copper Co. Ltd., Class A*	31,000	67,973
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	16,800	33,577
Yunnan Tin Co. Ltd., Class A*	26,900	56,589
Zhejiang Huafeng Spandex Co. Ltd., Class A	38,200	29,146
Zhejiang Juhua Co. Ltd., Class A	31,100	54,036
Zhejiang Runtu Co. Ltd., Class A	17,600	43,649
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	19,200	27,142
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	42,300	42,333
Zhuzhou Times New Material Technology Co. Ltd., Class A	14,500	29,911
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,315	47,709

		3,737,940

Real Estate - 7.1%
Beijing Centergate Technologies Holding Co. Ltd., Class A*	20,700	29,806
Beijing Homyear Capital Holdings Co. Ltd., Class A	36,400	58,731

Beijing Urban Construction Investment & Development Co. Ltd., Class A	34,500	69,859
China Sports Industry Group Co. Ltd., Class A	25,501	76,153
Chongqing Dima Industry Co. Ltd., Class A	54,600	54,165
Cinda Real Estate Co. Ltd., Class A	29,500	25,349
Citychamp Dartong Co. Ltd., Class A	39,600	41,422
COFCO Property Group Co. Ltd., Class A	40,000	49,893
Deluxe Family Co. Ltd., Class A	58,700	69,964
Greattown Holdings Ltd., Class A *	42,300	51,034
Guangdong Highsun Group Co. Ltd., Class A*	42,770	29,950
Haining China Leather Market Co. Ltd., Class A	18,100	28,333
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	35,500	37,444
HNA Investment Group Co. Ltd., Class A	41,900	31,786
Huafa Industrial Co. Ltd. Zhuhai, Class A	25,800	49,645
Huayuan Property Co. Ltd., Class A	36,830	25,146
Hubei Fuxing Science And Technology Co. Ltd., Class A	20,100	36,390
Jinke Properties Group Co. Ltd., Class A	142,300	120,198
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,900	29,845
Macrolink Culturaltainment Development Co. Ltd., Class A	27,700	33,096
Myhome Real Estate Development Group Co. Ltd., Class A	93,500	51,424
Nanjing Gaoke Co. Ltd., Class A	19,700	50,208
Rongan Property Co. Ltd., Class A	25,300	21,112
Shanghai AJ Group Co. Ltd., Class A*	54,580	112,430
Shanghai Industrial Development Co. Ltd., Class A	21,720	27,219
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	12,300	33,376
Shanghai Shimao Co. Ltd., Class A	30,680	32,360
Shenzhen Huaqiang Industry Co. Ltd., Class A	8,000	32,247
Shenzhen World Union Properties Consultancy, Inc., Class A	29,810	33,617
Shenzhen Zhenye Group Co. Ltd., Class A	34,700	44,447
Shunfa Hengye Corp., Class A	27,942	20,178
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	27,300	34,370
Tianjin Jinbin Development Co. Ltd., Class A*	47,100	35,730
Tibet Urban Development and Investment Co. Ltd., Class A	16,400	32,132
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	25,940	27,285
Zhonghong Holding Co. Ltd., Class A	131,480	51,350

		1,587,694

Utilities - 2.9%
An Hui Wenergy Co. Ltd., Class A	39,330	42,230
Beijing Water Business Doctor Co. Ltd., Class A	22,100	53,197
CECEP Wind-Power Corp., Class A	15,100	19,033
Chengdu Xingrong Environment Co. Ltd., Class A	65,500	57,238
Chongqing Gas Group Corp. Ltd., Class A	6,700	12,795
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	51,500	70,548
Guangzhou Development Group, Inc., Class A	29,700	49,437
Harbin Hatou Investment Co. Ltd., Class A	11,700	18,008
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	51,800	42,092
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	106,100	50,615

Jointo Energy Investment Co. Ltd. Hebei, Class A	27,400	37,375
Kaidi Ecological and Environmental Technology Co. Ltd., Class A*	28,500	52,346
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	70,900	66,094
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	18,000	34,741
Zhongshan Public Utilities Group Co. Ltd., Class A	26,260	42,677

		648,426

TOTAL COMMON STOCKS
(Cost $20,217,100)		22,073,804

TOTAL INVESTMENTS - 99.3%
(Cost $20,217,100) †		$22,073,804
Other assets and liabilities, net - 0.7%		155,688

NET ASSETS - 100.0%		$22,229,492

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $22,890,322. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $816,518. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,219,936 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,036,454.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$20,348,988	$—	$1,724,816	$22,073,804

TOTAL	$20,348,988	$—	$1,724,816	$22,073,804

(a)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2016	$1,889,269
Purchases	617,084
Sales	(703,784)
Realized gain (loss)	(42,279)
Change in unrealized gain (loss)	9,942
Transfers into Level 3 (b)	1,227,488
Transfer out of Level 3 (b)	(1,272,904)
Balance at February 28, 2017	1,724,816
Change in unrealized gain (loss) related to investments still held at February 28, 2017	57,546

(b)	During the period ended February 28, 2017, the amount of transfers between Level 1 and Level 3 was $1,227,488 and between Level 3 and Level 1 was $1,272,904. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 2/28/2017	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$340,240	Market Approach	Last traded price adjusted for proxy
Common Stock: Energy	13,377	Market Approach	Last traded price adjusted for proxy
Common Stock: Health Care	184,788	Market Approach	Last traded price adjusted for proxy
Common Stock: Industrials	286,860	Market Approach	Last traded price adjusted for proxy
Common Stock: Information Technology	418,474	Market Approach	Last traded price adjusted for proxy
Common Stock: Materials	370,008	Market Approach	Last traded price adjusted for proxy
Common Stock: Real Estate	111,069	Market Approach	Last traded price adjusted for proxy

Quantitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -10% to 24% with a weighted average range of approximately 2%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 57.2%
Consumer Discretionary - 5.7%
Alibaba Pictures Group Ltd.*	29,892	$5,006
ANTA Sports Products Ltd.	1,905	5,767
BAIC Motor Corp. Ltd., Class H, 144A	2,757	3,101
Belle International Holdings Ltd.	12,456	8,585
Brilliance China Automotive Holdings Ltd.	6,563	10,315
BYD Co. Ltd., Class H	1,835	10,791
China Travel International Investment Hong Kong Ltd.	6,185	1,833
Ctrip.com International Ltd., ADR*	773	36,671
Dongfeng Motor Group Co. Ltd., Class H	6,046	7,174
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,027	3,202
Geely Automobile Holdings Ltd.	11,033	15,009
GOME Electrical Appliances Holding Ltd.	25,658	3,570
Great Wall Motor Co. Ltd., Class H	6,583	8,091
Guangzhou Automobile Group Co. Ltd., Class H	4,472	7,501
Haier Electronics Group Co. Ltd.	2,412	4,437
HengTen Networks Group Ltd.*	43,296	1,065
Intime Retail Group Co. Ltd.	3,097	3,850
JD.com, Inc., ADR*	1,397	42,706
Minth Group Ltd.	1,585	5,043
New Oriental Education & Technology Group, Inc., ADR*	275	13,313
Nexteer Automotive Group Ltd.	2,205	2,846
Qunar Cayman Islands Ltd., ADR*(a)	83	2,524
Shenzhou International Group Holdings Ltd.	1,032	6,169
Skyworth Digital Holdings Ltd.	2,974	1,931
TAL Education Group, ADR*	87	7,523
Vipshop Holdings Ltd., ADR*	841	10,941
Yum China Holdings, Inc.*	738	19,623

		248,587

Consumer Staples - 1.4%
China Agri-Industries Holdings Ltd.*	4,427	2,184
China Huishan Dairy Holdings Co. Ltd.	9,089	3,325
China Mengniu Dairy Co. Ltd.	5,788	11,408
China Resources Beer Holdings Co. Ltd.*	3,399	7,716
Hengan International Group Co. Ltd.	1,494	12,761
Sun Art Retail Group Ltd.	5,075	4,890
Tingyi Cayman Islands Holding Corp.	4,152	4,654
Tsingtao Brewery Co. Ltd., Class H	790	3,633
Uni-President China Holdings Ltd.	2,968	2,027
Want Want China Holdings Ltd.	12,169	7,838

		60,436

Energy - 3.5%
China Coal Energy Co. Ltd., Class H*	4,957	2,624
China Oilfield Services Ltd., Class H	3,833	3,822
China Petroleum & Chemical Corp., Class H	55,162	42,780
China Shenhua Energy Co. Ltd., Class H	7,347	15,371
CNOOC Ltd.	37,192	43,984
Kunlun Energy Co. Ltd.	7,110	6,183
PetroChina Co. Ltd., Class H	44,818	34,122
Yanzhou Coal Mining Co. Ltd., Class H(a)	3,786	3,043

		151,929

Financials - 14.0%
Agricultural Bank of China Ltd., Class H	52,708	24,309
Bank of China Ltd., Class H	166,972	84,535
Bank of Communications Co. Ltd., Class H	13,436	10,714
China Cinda Asset Management Co. Ltd., Class H	16,371	6,454
China CITIC Bank Corp. Ltd., Class H	17,528	12,035

China Construction Bank Corp., Class H	171,750	141,384
China Everbright Bank Co. Ltd., Class H	10,647	5,390
China Everbright Ltd.	1,781	3,533
China Galaxy Securities Co. Ltd., Class H	6,089	5,970
China Huarong Asset Management Co. Ltd., Class H, 144A*	13,291	5,257
China International Capital Corp. Ltd., Class H, 144A*	1,566	2,344
China Life Insurance Co. Ltd., Class H	15,094	45,987
China Merchants Bank Co. Ltd., Class H	8,494	22,596
China Minsheng Banking Corp. Ltd., Class H	3,890	4,440
China Pacific Insurance Group Co. Ltd., Class H	5,628	20,627
China Reinsurance Group Corp., Class H	11,510	2,743
China Taiping Insurance Holdings Co. Ltd.*	3,346	7,837
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,122	2,894
CITIC Securities Co. Ltd., Class H	2,466	5,274
Far East Horizon Ltd.	3,706	3,566
GF Securities Co. Ltd., Class H	3,032	6,679
Haitong Securities Co. Ltd., Class H	2,974	5,448
Huatai Securities Co. Ltd., Class H, 144A	2,906	5,930
Industrial & Commercial Bank of China Ltd., Class H	157,083	103,003
New China Life Insurance Co. Ltd., Class H	1,573	7,751
People’s Insurance Co. Group of China Ltd., Class H	14,456	5,941
PICC Property & Casualty Co. Ltd., Class H	9,359	14,299
Ping An Insurance Group Co. of China Ltd., Class H	6,456	34,432
Postal Savings Bank of China Co. Ltd., Class H, 144A*	5,170	3,170

		604,542

Health Care - 1.3%
3SBio, Inc., 144A*	2,101	2,558
Alibaba Health Information Technology Ltd.*	8,738	3,838
China Medical System Holdings Ltd.	2,190	3,566
China Traditional Chinese Medicine Holdings Co. Ltd.	3,833	1,941
CSPC Pharmaceutical Group Ltd.	8,254	10,102
Luye Pharma Group Ltd.	1,902	1,245
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,818	2,297
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	674	2,318
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,295	3,337
Sihuan Pharmaceutical Holdings Group Ltd.	7,836	2,675
Sino Biopharmaceutical Ltd.	8,663	7,477
Sinopharm Group Co. Ltd., Class H	2,480	11,469
Tong Ren Tang Technologies Co. Ltd., Class H	973	1,785

		54,608

Industrials - 3.8%
Air China Ltd., Class H	3,633	2,803
AviChina Industry & Technology Co. Ltd., Class H	4,654	3,387
Beijing Capital International Airport Co. Ltd., Class H	3,521	3,774
Beijing Enterprises Holdings Ltd.	1,072	5,607
CAR, Inc.*	1,768	1,674
China Communications Construction Co. Ltd., Class H	8,921	11,516
China Conch Venture Holdings Ltd.	2,985	5,914
China Eastern Airlines Corp. Ltd., Class H	5,761	3,199

China Everbright International Ltd.	5,245	6,797
China International Marine Containers Group Co. Ltd., Class H	1,088	1,901
China Merchants Port Holdings Co. Ltd.	2,979	8,309
China Railway Construction Corp. Ltd., Class H	5,291	7,484
China Railway Group Ltd., Class H	10,740	9,395
China Southern Airlines Co. Ltd., Class H	4,178	2,718
China State Construction International Holdings Ltd.	3,667	6,000
CITIC Ltd.	10,403	14,930
COSCO SHIPPING Development Co. Ltd., Class H*	11,212	2,629
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	2,220	1,341
COSCO SHIPPING Holdings Co. Ltd., Class H*	5,889	2,807
COSCO SHIPPING Ports Ltd.	3,531	3,935
CRRC Corp. Ltd., Class H	12,790	12,275
Fosun International Ltd.	5,729	9,004
Haitian International Holdings Ltd.	1,460	3,070
Jiangsu Expressway Co. Ltd., Class H	2,861	3,774
Metallurgical Corp. of China Ltd., Class H	9,315	3,660
Shanghai Electric Group Co. Ltd., Class H*	6,998	3,624
Shanghai Industrial Holdings Ltd.	990	2,761
Shenzhen International Holdings Ltd.	2,254	3,229
Sinopec Engineering Group Co. Ltd., Class H	2,688	2,441
Sinotrans Ltd., Class H	4,911	2,227
Weichai Power Co. Ltd., Class H	1,459	2,567
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	586	960
Zhejiang Expressway Co. Ltd., Class H	2,970	3,340
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,125	6,058

		165,110

Information Technology - 18.3%
58.com, Inc., ADR* (a)	183	6,698
AAC Technologies Holdings, Inc.	1,520	16,008
Alibaba Group Holding Ltd., ADR*	2,308	237,493
Autohome, Inc., ADR*	83	2,757
Baidu, Inc., ADR*	561	97,687
Bitauto Holdings Ltd., ADR* (a)	68	1,296
China Railway Signal & Communication Corp. Ltd., Class H, 144A	3,521	2,685
Fang Holdings Ltd., ADR*	597	1,779
GCL-Poly Energy Holdings Ltd.*	27,795	3,796
Hanergy Thin Film Power Group Ltd.*	56,247	0
Kingboard Chemical Holdings Ltd.	1,254	4,435
Kingsoft Corp. Ltd.	1,598	3,516
Lenovo Group Ltd.	14,876	8,930
Momo, Inc., ADR*	91	2,424
NetEase, Inc., ADR	162	49,420
Semiconductor Manufacturing International Corp.*	5,535	7,202
SINA Corp.*	116	8,066
Sunny Optical Technology Group Co. Ltd.	1,450	9,331
Tencent Holdings Ltd.	11,671	311,229
TravelSky Technology Ltd., Class H	1,884	4,111
Weibo Corp., ADR*	62	3,132
Xinyi Solar Holdings Ltd.*	5,617	1,975
YY, Inc., ADR*	62	2,746
ZTE Corp., Class H	1,245	2,027

		788,743

Materials - 1.1%
Aluminum Corp. of China Ltd., Class H*	7,518	3,748

Anhui Conch Cement Co. Ltd., Class H	2,549	8,883
BBMG Corp., Class H	7,608	3,558
China Hongqiao Group Ltd.	3,127	3,142
China National Building Material Co. Ltd., Class H	5,399	3,937
China Resources Cement Holdings Ltd.	4,399	2,289
China Zhongwang Holdings Ltd.	3,882	1,845
Jiangxi Copper Co. Ltd., Class H	3,138	5,288
Lee & Man Paper Manufacturing Ltd.	3,160	2,866
Nine Dragons Paper Holdings Ltd.	3,254	4,129
Sinopec Shanghai Petrochemical Co. Ltd., Class H	7,201	4,360
Zijin Mining Group Co. Ltd., Class H	10,001	3,775

		47,820

Real Estate - 2.3%
Agile Group Holdings Ltd.	3,161	2,085
China Evergrande Group (a)	8,175	6,140
China Jinmao Holdings Group Ltd.	8,392	2,606
China Overseas Land & Investment Ltd.	8,114	24,982
China Resources Land Ltd.	5,957	16,269
China Vanke Co. Ltd., Class H	1,254	3,150
Country Garden Holdings Co. Ltd.	11,074	7,932
Fullshare Holdings Ltd. (a)	13,754	5,333
Guangzhou R&F Properties Co. Ltd., Class H	1,583	2,186
KWG Property Holding Ltd.	1,871	1,181
Longfor Properties Co. Ltd.	3,251	5,202
Shenzhen Investment Ltd.	6,649	2,852
Shimao Property Holdings Ltd.	2,333	3,348
Shui On Land Ltd.	10,422	2,336
Sino-Ocean Group Holding Ltd.	6,819	3,391
SOHO China Ltd.	5,263	2,726
Sunac China Holdings Ltd.	3,743	3,891
Yuexiu Property Co. Ltd.	13,011	2,112

		97,722

Telecommunication Services - 4.0%
China Communications Services Corp. Ltd., Class H	4,672	3,124
China Mobile Ltd.	12,774	140,864
China Telecom Corp. Ltd., Class H	29,367	13,809
China Unicom Hong Kong Ltd.	12,754	15,510

		173,307

Utilities - 1.8%
Beijing Enterprises Water Group Ltd.*	9,552	6,829
CGN Power Co. Ltd., Class H, 144A	25,047	7,615
China Gas Holdings Ltd.	4,165	6,181
China Longyuan Power Group Corp. Ltd., Class H	6,872	5,896
China Power International Development Ltd.	7,487	2,903
China Resources Gas Group Ltd.	2,035	6,213
China Resources Power Holdings Co. Ltd.	4,231	7,664
Datang International Power Generation Co. Ltd., Class H	7,460	2,182
ENN Energy Holdings Ltd.	1,636	7,903
Guangdong Investment Ltd.	6,612	9,012
Huadian Power International Corp. Ltd., Class H	7,081	3,111
Huaneng Power International, Inc., Class H	11,992	8,172
Huaneng Renewables Corp. Ltd., Class H	8,697	2,958
Towngas China Co. Ltd.*	3,270	1,795

		78,434

TOTAL COMMON STOCKS
(Cost $2,653,135)		2,471,238

EXCHANGE-TRADED FUNDS - 42.7%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (b)	60,323	1,517,727
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF* (a)(b)	9,529	325,606

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,039,492)		1,843,333

SECURITIES LENDING COLLATERAL - 6.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $293,277)	293,277	293,277

TOTAL INVESTMENTS - 106.7%
(Cost $5,985,904)†		$4,607,848
Other assets and liabilities, net - (6.7%)		(286,803)

NET ASSETS - 100.0%		$4,321,045

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $6,200,918. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $1,593,070. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $212,253 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,805,323.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $288,739, which is 6.7% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended February 28, 2017 is as follows:

	Value ($) at 5/31/2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2017
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,608,494	67,502	(1,205,595)	(559,378)	11,238	—	1,517,727
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	519,514	53,649	(264,421)	(7,981)	—	—	325,606

	3,128,008	121,151	(1,470,016)	(567,359)	11,238	—	1,843,333

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$2,471,238	$—	$0	$2,471,238
Exchange-Traded Funds	1,843,333	—	—	1,843,333
Short-Term Investments	293,277	—	—	293,277

TOTAL	$4,607,848	$—	$0	$4,607,848

(e)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.0%
Australia - 5.3%
AGL Energy Ltd.	2,927	$54,129
Alumina Ltd.	11,391	16,113
Amcor Ltd.	5,037	54,259
AMP Ltd.	11,558	43,244
APA Group (a)	5,162	33,482
Aristocrat Leisure Ltd.	2,543	32,365
ASX Ltd.	842	33,072
Aurizon Holdings Ltd.	9,679	37,995
AusNet Services	9,197	11,423
Australia & New Zealand Banking Group Ltd.	12,710	301,113
Bank of Queensland Ltd.	1,742	15,827
Bendigo & Adelaide Bank Ltd.	1,667	15,618
BHP Billiton Ltd.	13,970	267,770
BHP Billiton PLC	9,167	147,589
Boral Ltd.	5,371	24,131
Brambles Ltd.	6,913	49,345
Caltex Australia Ltd.	1,227	26,472
Challenger Ltd.	2,798	24,541
CIMIC Group Ltd.	422	12,211
Coca-Cola Amatil Ltd.	2,491	19,576
Cochlear Ltd.	250	25,023
Commonwealth Bank of Australia	7,407	467,491
Computershare Ltd.	2,020	20,923
Crown Resorts Ltd.	1,689	16,394
CSL Ltd.	2,010	181,630
Dexus Property Group REIT	4,210	30,471
Domino’s Pizza Enterprises Ltd. (b)	305	13,025
DUET Group (a)	11,862	25,010
Flight Centre Travel Group Ltd.	274	6,059
Fortescue Metals Group Ltd.	6,860	34,871
Goodman Group REIT	7,788	45,082
GPT Group REIT	7,820	29,558
Harvey Norman Holdings Ltd.	2,420	9,555
Healthscope Ltd.	5,615	9,686
Incitec Pivot Ltd.	7,491	21,078
Insurance Australia Group Ltd.	9,521	43,799
LendLease Group (a)	2,409	28,130
Macquarie Group Ltd.	1,317	87,494
Medibank Pvt Ltd.	11,992	25,928
Mirvac Group REIT	16,116	26,566
National Australia Bank Ltd.	11,456	280,979
Newcrest Mining Ltd.	3,404	57,782
Oil Search Ltd.	4,875	26,089
Orica Ltd.	1,891	26,517
Origin Energy Ltd. *	6,861	34,508
Qantas Airways Ltd.	1,677	4,822
QBE Insurance Group Ltd.	5,989	56,525
Ramsay Health Care Ltd.	615	32,903
REA Group Ltd.	193	8,365
Santos Ltd. *	6,051	17,629
Scentre Group REIT	24,864	83,116
SEEK Ltd.	1,798	21,629
Sonic Healthcare Ltd.	1,760	29,039
South32 Ltd.	23,378	44,631
Stockland REIT	12,706	45,981
Suncorp Group Ltd.	5,327	54,198
Sydney Airport (a)	4,625	21,489
Tabcorp Holdings Ltd.	3,618	11,817
Tatts Group Ltd.	6,360	19,797
Telstra Corp. Ltd.	17,930	66,260
TPG Telecom Ltd. (b)	2,168	10,372
Transurban Group (a)	9,060	76,618
Treasury Wine Estates Ltd.	3,202	29,239
Vicinity Centres REIT	14,971	33,172
Vocus Group Ltd. (b)	1,713	5,753
Wesfarmers Ltd.	5,012	164,160
Westfield Corp. REIT	8,362	56,418
Westpac Banking Corp.	14,453	373,434
Woodside Petroleum Ltd.	3,058	73,479
Woolworths Ltd.	5,441	107,461

		4,242,230

Austria - 0.1%
ANDRITZ AG	220	11,493
Erste Group Bank AG*	1,359	39,535
OMV AG	624	23,838
Raiffeisen Bank International AG*	627	13,922

voestalpine AG	386	16,245

		105,033

Belgium - 0.8%
Ageas	836	31,742
Anheuser-Busch InBev SA/NV	3,284	359,214
Groupe Bruxelles Lambert SA	347	29,413
KBC Group NV	1,096	67,042
Proximus SADP	449	13,202
Solvay SA	310	36,109
Telenet Group Holding NV*	259	14,636
UCB SA	550	39,161
Umicore SA	445	23,438

		613,957

Brazil - 1.1%
AES Tiete Energia SA	924	4,773
Ambev SA	19,847	113,812
Banco Bradesco SA	3,480	36,500
Banco do Brasil SA	3,769	40,101
Banco Santander Brasil SA	2,203	24,331
BB Seguridade Participacoes SA	3,233	29,742
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	7,579	46,336
BR Malls Participacoes SA*	2,986	14,321
BRF SA	2,937	38,348
CCR SA	5,229	30,406
Centrais Eletricas Brasileiras SA*	330	2,280
CETIP SA - Mercados Organizados	1,348	20,300
Cia de Saneamento Basico do Estado de Sao Paulo	1,632	17,249
Cia Siderurgica Nacional SA*	2,739	10,547
Cielo SA	4,066	35,654
Cosan SA Industria e Comercio	563	7,221
CPFL Energia SA	872	7,159
Duratex SA	1,660	4,503
Embraer SA	2,132	12,288
Equatorial Energia SA	900	17,219
Fibria Celulose SA	1,008	8,612
Hypermarcas SA	1,632	14,211
JBS SA	3,170	11,922
Klabin SA	2,514	12,526
Kroton Educacional SA	5,892	25,890
Localiza Rent a Car SA	682	8,447
Lojas Americanas SA	1,364	5,875
Lojas Renner SA	2,849	23,398
M Dias Branco SA	158	7,019
Natura Cosmeticos SA	967	7,964
Odontoprev SA	1,167	4,483
Petroleo Brasileiro SA*	13,476	69,134
Porto Seguro SA	307	2,852
Qualicorp SA	1,768	11,201
Raia Drogasil SA	1,110	21,194
Rumo Logistica Operadora Multimodal SA*	3,111	8,580
Sul America SA	457	2,853
TIM Participacoes SA	3,120	9,788
Ultrapar Participacoes SA	1,515	31,849
Vale SA	5,695	59,897
WEG SA	2,318	12,652

		873,437

Canada - 6.8%
Agnico Eagle Mines Ltd.	1,014	42,638
Agrium, Inc.	564	54,374
Alimentation Couche-Tard, Inc., Class B	1,820	80,928
AltaGas Ltd.	490	11,437
ARC Resources Ltd.	1,632	24,329
Bank of Montreal	2,834	215,057
Bank of Nova Scotia	5,337	309,564
Barrick Gold Corp.	5,199	95,940
BCE, Inc.	573	24,996
BlackBerry Ltd.*	2,355	16,365
Bombardier, Inc., Class B*	8,764	15,176
Brookfield Asset Management, Inc., Class A (b)	3,871	139,428
CAE, Inc.	1,178	17,694
Cameco Corp.	1,431	15,838
Canadian Imperial Bank of Commerce	1,693	148,638
Canadian National Railway Co.	3,429	238,445

Canadian Natural Resources Ltd.	4,851	139,117
Canadian Pacific Railway Ltd.	628	92,403
Canadian Tire Corp. Ltd., Class A	300	34,400
Canadian Utilities Ltd., Class A	552	14,854
CCL Industries, Inc., Class B	137	29,119
Cenovus Energy, Inc.	3,733	47,218
CGI Group, Inc., Class A*	925	42,524
CI Financial Corp.	1,137	23,182
Constellation Software, Inc.	91	42,718
Crescent Point Energy Corp.	2,346	25,806
Dollarama, Inc.	600	46,204
Eldorado Gold Corp.*	3,165	9,675
Element Fleet Management Corp.	2,074	21,970
Empire Co. Ltd., Class A	545	6,865
Enbridge, Inc.	7,170	301,764
Encana Corp.	4,386	48,609
Fairfax Financial Holdings Ltd.	105	47,274
Finning International, Inc.	858	15,930
First Capital Realty, Inc.	582	9,167
First Quantum Minerals Ltd.	3,076	32,006
Fortis, Inc.	1,729	54,843
Franco-Nevada Corp.	675	43,612
George Weston Ltd.	185	15,503
Gildan Activewear, Inc.	893	22,624
Goldcorp, Inc.	3,669	58,148
Great-West Lifeco, Inc.	1,269	34,625
H&R Real Estate Investment Trust REIT	856	15,210
Husky Energy, Inc.*	1,452	17,273
Hydro One Ltd., 144A	1,165	20,700
IGM Financial, Inc.	417	12,781
Imperial Oil Ltd.	1,354	42,296
Industrial Alliance Insurance & Financial Services, Inc. (b)	595	24,697
Intact Financial Corp.	489	34,667
Inter Pipeline Ltd.	1,481	31,054
Keyera Corp.	570	16,784
Kinross Gold Corp.*	5,850	20,613
Linamar Corp.	77	3,419
Loblaw Cos. Ltd.	956	49,851
Magna International, Inc.	1,760	75,252
Manulife Financial Corp.	8,502	151,899
Methanex Corp.	402	20,487
Metro, Inc.	972	28,343
National Bank of Canada	1,495	63,798
Onex Corp.	329	23,153
Open Text Corp.	847	27,919
Pembina Pipeline Corp.	1,810	58,489
Peyto Exploration & Development Corp.	695	14,222
Potash Corp. of Saskatchewan, Inc.	3,704	64,252
Power Corp. of Canada	1,632	37,968
Power Financial Corp.	1,038	26,923
PrairieSky Royalty Ltd. (b)	958	22,403
Restaurant Brands International, Inc.	1,055	57,556
RioCan Real Estate Investment Trust REIT	691	13,880
Rogers Communications, Inc., Class B	1,632	68,514
Royal Bank of Canada	6,412	465,765
Saputo, Inc.	1,106	37,980
Seven Generations Energy Ltd., Class A*	1,073	19,881
Shaw Communications, Inc., Class B	1,909	39,727
Silver Wheaton Corp.	2,034	39,617
SNC-Lavalin Group, Inc.	704	28,670
Sun Life Financial, Inc.	2,592	94,063
Suncor Energy, Inc.	7,451	231,967
Teck Resources Ltd., Class B	2,577	51,513
TELUS Corp.	988	32,150
Toronto-Dominion Bank	8,123	418,687
Tourmaline Oil Corp.*	853	18,881
TransCanada Corp.	3,812	175,245
Turquoise Hill Resources Ltd.*	4,963	15,582
Veresen, Inc. (b)	1,315	13,386
Vermilion Energy, Inc.	548	20,840
West Fraser Timber Co. Ltd.	248	10,294
Yamana Gold, Inc.	4,181	11,553

		5,481,211

Chile - 0.3%
Aguas Andinas SA, Class A	6,396	3,444

Antofagasta PLC	1,760	17,733
Banco de Chile	147,857	17,893
Banco de Credito e Inversiones	268	14,450
Banco Santander Chile	385,358	21,192
Cencosud SA	7,431	21,912
Cia Cervecerias Unidas SA	1,238	14,652
Colbun SA	28,449	5,648
Empresas CMPC SA	4,126	9,170
Empresas COPEC SA	2,821	29,565
Enel Americas SA	161,506	31,461
Enel Chile SA	71,964	7,370
Enel Generacion Chile SA	10,812	7,351
Itau CorpBanca	1,178,429	9,525
Latam Airlines Group SA*	1,288	13,029
SACI Falabella	2,627	21,464

		245,859

China - 5.2%
3SBio, Inc., 144A*	3,319	4,040
58.com, Inc., ADR* (b)	446	16,324
AAC Technologies Holdings, Inc.	3,838	40,417
Agricultural Bank of China Ltd., Class H	103,905	47,918
Air China Ltd., Class H	12,108	9,343
Alibaba Group Holding Ltd., ADR*	4,871	501,226
Aluminum Corp. of China Ltd., Class H*	26,405	13,164
Anhui Conch Cement Co. Ltd., Class H	7,592	26,454
ANTA Sports Products Ltd.	6,154	18,630
AviChina Industry & Technology Co. Ltd., Class H	11,579	8,427
Baidu, Inc., ADR*	1,180	205,473
Bank of China Ltd., Class H	343,883	174,092
Bank of Communications Co. Ltd., Class H	35,580	28,371
Beijing Capital International Airport Co. Ltd., Class H	9,098	9,751
Belle International Holdings Ltd.	27,358	18,854
BYD Co. Ltd., Class H (b)	2,733	16,072
CGN Power Co. Ltd., Class H, 144A	36,897	11,217
China Cinda Asset Management Co. Ltd., Class H	34,940	13,773
China CITIC Bank Corp. Ltd., Class H	41,070	28,199
China Communications Construction Co. Ltd., Class H	21,433	27,665
China Communications Services Corp. Ltd., Class H	13,744	9,189
China Conch Venture Holdings Ltd.	5,110	10,124
China Construction Bank Corp., Class H	366,331	301,544
China Everbright Bank Co. Ltd., Class H	13,028	6,595
China Evergrande Group	13,940	10,469
China Galaxy Securities Co. Ltd., Class H	9,916	9,721
China Huishan Dairy Holdings Co. Ltd.	34,694	12,693
China Life Insurance Co. Ltd., Class H	32,331	98,498
China Longyuan Power Group Corp. Ltd., Class H	14,458	12,404
China Medical System Holdings Ltd.	1,698	2,765
China Mengniu Dairy Co. Ltd.	10,606	20,904
China Merchants Bank Co. Ltd., Class H	18,214	48,451
China Minsheng Banking Corp. Ltd., Class H	24,503	27,966
China Pacific Insurance Group Co. Ltd., Class H	12,295	45,060
China Petroleum & Chemical Corp., Class H	110,441	85,645
China Railway Construction Corp. Ltd., Class H	9,457	13,376
China Railway Group Ltd., Class H	11,910	10,417
China Shenhua Energy Co. Ltd., Class H	15,648	32,736
China Southern Airlines Co. Ltd., Class H	7,339	4,774
China Telecom Corp. Ltd., Class H	62,605	29,436
China Vanke Co. Ltd., Class H	7,136	17,925

Chongqing Rural Commercial Bank Co. Ltd., Class H	14,603	10,252
CITIC Securities Co. Ltd., Class H	9,307	19,902
CNOOC Ltd.	69,875	82,631
Country Garden Holdings Co. Ltd.	33,247	23,812
CRRC Corp. Ltd., Class H	15,908	15,267
CSPC Pharmaceutical Group Ltd.	14,971	18,321
Ctrip.com International Ltd., ADR *	1,696	80,458
Dongfeng Motor Group Co. Ltd., Class H	12,242	14,524
ENN Energy Holdings Ltd.	3,342	16,144
Fosun International Ltd.	13,327	20,944
Geely Automobile Holdings Ltd.	24,079	32,755
GF Securities Co. Ltd., Class H	3,890	8,569
GOME Electrical Appliances Holding Ltd. (b)	54,334	7,559
Great Wall Motor Co. Ltd., Class H	12,157	14,940
Guangzhou Automobile Group Co. Ltd., Class H	14,500	24,320
Guangzhou R&F Properties Co. Ltd., Class H	6,378	8,808
Haitian International Holdings Ltd.	2,596	5,458
Haitong Securities Co. Ltd., Class H	13,722	25,136
Hengan International Group Co. Ltd.	3,055	26,092
Huaneng Power International, Inc., Class H	22,414	15,274
Huaneng Renewables Corp. Ltd., Class H	16,474	5,602
Huatai Securities Co. Ltd., Class H, 144A	6,212	12,675
Industrial & Commercial Bank of China Ltd., Class H	319,195	209,291
JD.com, Inc., ADR*	2,933	89,662
Jiangsu Expressway Co. Ltd., Class H	8,184	10,795
Jiangxi Copper Co. Ltd., Class H	4,960	8,357
Kingsoft Corp. Ltd.	2,914	6,411
Lenovo Group Ltd. (b)	32,909	19,755
Longfor Properties Co. Ltd.	10,765	17,223
NetEase, Inc., ADR	340	103,720
New China Life Insurance Co. Ltd., Class H	3,171	15,624
New Oriental Education & Technology Group, Inc., ADR*	652	31,563
People’s Insurance Co. Group of China Ltd., Class H	28,899	11,875
PetroChina Co. Ltd., Class H	84,190	64,095
PICC Property & Casualty Co. Ltd., Class H	18,704	28,576
Ping An Insurance Group Co. of China Ltd., Class H	22,869	121,962
Qunar Cayman Islands Ltd., ADR* (b)	184	5,595
Semiconductor Manufacturing International Corp.*	11,210	14,585
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,810	10,714
Shanghai Electric Group Co. Ltd., Class H*	12,828	6,643
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	838	2,882
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,499	11,591
Shenzhou International Group Holdings Ltd.	3,254	19,450
SINA Corp.*	244	16,965
Sino-Ocean Group Holding Ltd.	11,459	5,698
Sinopec Engineering Group Co. Ltd., Class H	9,351	8,492
Sinopec Shanghai Petrochemical Co. Ltd., Class H	14,299	8,657
Sinopharm Group Co. Ltd., Class H	5,325	24,626
SOHO China Ltd.	8,921	4,620
Sunny Optical Technology Group Co. Ltd.	3,078	19,805
TAL Education Group, ADR* (b)	221	19,110

Tencent Holdings Ltd.	24,677	658,019
Tingyi Cayman Islands Holding Corp.	9,980	11,185
TravelSky Technology Ltd., Class H	4,194	9,152
Tsingtao Brewery Co. Ltd., Class H	904	4,157
Vipshop Holdings Ltd., ADR*	1,348	17,537
Want Want China Holdings Ltd.	26,229	16,894
Weichai Power Co. Ltd., Class H	6,606	11,624
YY, Inc., ADR*	124	5,492
Zhejiang Expressway Co. Ltd., Class H	5,614	6,313
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,841	15,298
Zijin Mining Group Co. Ltd., Class H	22,175	8,370
ZTE Corp., Class H	649	1,057

		4,202,985

Colombia - 0.0%
Ecopetrol SA*	29,433	13,267
Grupo Argos SA	1,253	8,455
Grupo de Inversiones Suramericana SA	1,011	12,629

		34,351

Czech Republic - 0.0%
CEZ AS	696	12,293
Komercni banka AS	463	16,648
O2 Czech Republic AS	480	5,138

		34,079

Denmark - 1.2%
A.P. Moller - Maersk A/S, Class A	16	24,809
A.P. Moller - Maersk A/S, Class B	33	53,802
Carlsberg A/S, Class B	464	40,767
Chr Hansen Holding A/S	460	27,455
Coloplast A/S, Class B	518	36,520
Danske Bank A/S	3,057	102,033
Dong Energy A/S, 144A*	200	7,362
DSV A/S	990	48,732
Genmab A/S*	270	53,486
ISS A/S	945	36,820
Novo Nordisk A/S, Class B	8,347	296,440
Novozymes A/S, Class B	1,044	40,157
Pandora A/S	558	63,618
TDC A/S*	3,573	19,228
Tryg A/S	465	8,648
Vestas Wind Systems A/S	1,072	79,519
William Demant Holding A/S*	645	13,209

		952,605

Egypt - 0.0%
Commercial International Bank Egypt SAE	4,482	20,327

Finland - 0.7%
Elisa OYJ	663	22,104
Fortum OYJ	1,917	29,427
Kone OYJ, Class B (b)	1,483	66,394
Metso OYJ	621	18,349
Neste OYJ	728	25,359
Nokia OYJ	25,454	130,461
Nokian Renkaat OYJ	581	22,854
Orion OYJ, Class B	490	24,159
Sampo OYJ, Class A	2,074	94,502
Stora Enso OYJ, Class R	2,537	27,253
UPM-Kymmene OYJ	2,422	57,552
Wartsila OYJ Abp	618	31,773

		550,187

France - 6.5%
Accor SA	790	31,175
Aeroports de Paris	192	21,764
Air Liquide SA	1,638	176,827
Airbus SE	2,608	191,525
Alstom SA*	790	21,446
Arkema SA	294	28,499
Atos SE	390	46,068
AXA SA	8,709	205,470
BNP Paribas SA	4,567	266,734
Bollore SA	2,870	11,125
Bouygues SA	777	29,938
Bureau Veritas SA	1,044	19,919
Capgemini SA	713	60,949

Carrefour SA	2,549	60,867
Casino Guichard Perrachon SA	209	11,052
Christian Dior SE	206	43,625
Cie de Saint-Gobain	2,108	101,008
Cie Generale des Etablissements Michelin	773	86,846
CNP Assurances	811	15,023
Credit Agricole SA	5,123	61,844
Danone SA	2,654	175,897
Dassault Systemes	558	45,063
Edenred	896	20,275
Eiffage SA	176	12,571
Electricite de France SA (b)	1,239	12,142
Engie SA	6,210	75,920
Essilor International SA	844	96,701
Eurazeo SA	207	12,785
Eutelsat Communications SA	778	15,293
Fonciere Des Regions REIT	128	10,538
Gecina SA REIT	192	24,429
Groupe Eurotunnel SE	2,148	20,025
Hermes International	108	47,128
ICADE REIT	195	13,903
Iliad SA	130	26,918
Imerys SA	188	15,181
Ingenico Group SA	249	22,338
JCDecaux SA	389	12,425
Kering	320	77,887
Klepierre REIT	1,098	40,788
Lagardere SCA	784	19,718
Legrand SA	1,117	62,978
L’Oreal SA	1,126	209,411
LVMH Moet Hennessy Louis Vuitton SE	1,191	239,038
Natixis SA	4,387	23,940
Orange SA	8,694	131,387
Pernod Ricard SA	920	105,165
Peugeot SA*	2,125	40,432
Publicis Groupe SA	852	57,433
Remy Cointreau SA	126	11,193
Renault SA	855	75,823
Rexel SA	1,307	21,136
Safran SA	1,270	90,360
Sanofi	5,106	439,938
Schneider Electric SE	2,414	163,392
SCOR SE	643	23,222
SEB SA	25	3,293
SFR Group SA*	586	17,072
Societe BIC SA	118	14,595
Societe Generale SA	3,446	153,001
Sodexo SA	398	43,661
Suez	1,537	23,049
Thales SA	486	47,883
TOTAL SA (b)	9,721	484,541
Unibail-Rodamco SE REIT	434	99,014
Valeo SA	1,083	66,557
Veolia Environnement SA	2,020	33,063
Vinci SA	2,146	154,619
Vivendi SA	4,561	80,476
Wendel SA	192	21,246
Zodiac Aerospace	941	27,639

		5,254,186

Germany - 5.9%
adidas AG	813	136,429
Allianz SE	1,970	342,689
Axel Springer SE	257	13,439
BASF SE	3,981	370,716
Bayer AG	3,569	392,468
Bayerische Motoren Werke AG	1,449	129,514
Beiersdorf AG	456	41,603
Brenntag AG	649	37,210
Commerzbank AG	4,583	34,963
Continental AG	471	95,554
Covestro AG, 144A	352	26,503
Daimler AG	4,156	302,213
Deutsche Bank AG* (c)	6,086	119,924
Deutsche Boerse AG*	766	65,650
Deutsche Lufthansa AG	1,110	16,263
Deutsche Post AG	4,188	143,640
Deutsche Telekom AG	14,376	248,400
Deutsche Wohnen AG	1,676	57,572
E.ON SE	8,870	68,842
Evonik Industries AG	515	16,537
Fraport AG Frankfurt Airport Services Worldwide	194	12,149

Fresenius Medical Care AG & Co. KGaA	913	75,976
Fresenius SE & Co. KGaA	1,876	149,097
GEA Group AG	842	32,773
Hannover Rueck SE	291	32,863
HeidelbergCement AG	569	53,173
Henkel AG & Co. KGaA	450	48,507
HOCHTIEF AG	110	16,781
HUGO BOSS AG	295	20,308
Infineon Technologies AG	5,300	94,329
Innogy SE, 144A*	208	7,470
K+S AG (b)	874	20,435
LANXESS AG	397	26,959
Linde AG	798	129,642
MAN SE	64	6,569
Merck KGaA	594	64,911
METRO AG	778	24,121
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	712	134,566
OSRAM Licht AG	452	26,863
ProSiebenSat.1 Media SE	1,108	44,435
RWE AG*	2,419	34,481
SAP SE	4,265	397,388
Siemens AG	3,335	433,865
Symrise AG	583	36,261
Telefonica Deutschland Holding AG	2,738	12,020
thyssenkrupp AG	1,596	39,895
TUI AG	2,665	37,632
United Internet AG	583	24,014
Volkswagen AG	158	23,903
Vonovia SE	2,185	76,133
Zalando SE, 144A*	464	18,557

		4,816,205

Greece - 0.1%
Alpha Bank AE*	5,053	9,154
Eurobank Ergasias SA*	6,189	4,131
Hellenic Telecommunications Organization SA	715	6,416
JUMBO SA	406	5,742
National Bank of Greece SA*	22,691	5,769
OPAP SA	665	5,981
Piraeus Bank SA*	26,035	5,047
Titan Cement Co. SA	115	2,740

		44,980

Hong Kong - 3.3%
AIA Group Ltd.	53,483	337,933
Alibaba Health Information Technology Ltd.*	16,657	7,317
Alibaba Pictures Group Ltd.*	44,416	7,438
ASM Pacific Technology Ltd.	1,027	12,773
Bank of East Asia Ltd.	4,761	19,687
Beijing Enterprises Holdings Ltd.	2,304	12,050
Beijing Enterprises Water Group Ltd.*	21,658	15,484
BOC Hong Kong Holdings Ltd.	15,862	62,730
Brilliance China Automotive Holdings Ltd.	13,588	21,355
Cathay Pacific Airways Ltd.	5,259	7,723
Cheung Kong Infrastructure Holdings Ltd.	3,014	24,829
Cheung Kong Property Holdings Ltd.	11,638	79,157
China Everbright International Ltd.	14,458	18,736
China Gas Holdings Ltd.	8,017	11,897
China Jinmao Holdings Group Ltd.	16,875	5,239
China Merchants Port Holdings Co. Ltd.	5,222	14,564
China Mobile Ltd.	26,568	292,960
China Overseas Land & Investment Ltd.	16,827	51,806
China Power International Development Ltd.	12,627	4,896
China Resources Beer Holdings Co. Ltd.*	7,258	16,474
China Resources Gas Group Ltd.	5,708	17,426
China Resources Land Ltd.	12,214	33,356
China Resources Power Holdings Co. Ltd.	7,489	13,564
China State Construction International Holdings Ltd.	7,321	11,977

China Taiping Insurance Holdings Co. Ltd.*	6,716	15,728
China Unicom Hong Kong Ltd.	26,758	32,539
CITIC Ltd.	16,854	24,186
CK Hutchison Holdings Ltd.	12,074	149,158
CLP Holdings Ltd.	7,504	76,317
COSCO SHIPPING Ports Ltd.	7,202	8,025
Far East Horizon Ltd.	14,458	13,912
First Pacific Co. Ltd.	7,649	5,616
Galaxy Entertainment Group Ltd.	10,022	48,026
GCL-Poly Energy Holdings Ltd.*	68,465	9,349
Guangdong Investment Ltd.	11,684	15,924
Haier Electronics Group Co. Ltd.	4,715	8,673
Hanergy Thin Film Power Group Ltd.*	36,104	0
Hang Lung Group Ltd.	3,820	15,870
Hang Lung Properties Ltd.	11,780	29,742
Hang Seng Bank Ltd.	2,991	61,339
Henderson Land Development Co. Ltd.	4,704	27,329
HKT Trust & HKT Ltd. (a)	16,344	21,812
Hong Kong & China Gas Co. Ltd.	36,035	69,351
Hong Kong Exchanges & Clearing Ltd.	5,107	126,772
Hongkong Land Holdings Ltd.	6,300	43,029
Hysan Development Co. Ltd.	4,448	20,742
Jardine Matheson Holdings Ltd.	1,000	62,180
Jardine Strategic Holdings Ltd.	946	35,286
Kerry Properties Ltd.	3,536	10,841
Kunlun Energy Co. Ltd.	14,302	12,436
Li & Fung Ltd.	30,667	13,669
Link REIT	10,549	72,769
Melco Crown Entertainment Ltd., ADR	919	15,044
MTR Corp. Ltd.	7,071	37,391
New World Development Co. Ltd.	24,183	31,650
Nine Dragons Paper Holdings Ltd.	5,783	7,338
NWS Holdings Ltd.	8,599	15,663
PCCW Ltd.	15,382	9,372
Power Assets Holdings Ltd.	5,771	51,778
Shimao Property Holdings Ltd.	7,403	10,624
Sino Biopharmaceutical Ltd.	18,861	16,279
Sino Land Co. Ltd.	13,149	22,901
SJM Holdings Ltd.	11,208	9,197
Sun Art Retail Group Ltd.	10,437	10,057
Sun Hung Kai Properties Ltd.	5,926	86,643
Swire Pacific Ltd., Class A	2,451	25,195
Swire Properties Ltd.	7,231	21,750
Techtronic Industries Co. Ltd.	6,292	22,532
WH Group Ltd., 144A	32,823	25,665
Wharf Holdings Ltd.	6,395	50,704
Wheelock & Co. Ltd.	3,279	21,310
Yue Yuen Industrial Holdings Ltd.	2,957	11,008

		2,634,092

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	153	10,493
OTP Bank PLC	1,028	29,861
Richter Gedeon Nyrt	602	13,352

		53,706

India - 0.1%
Dr. Reddy’s Laboratories Ltd., ADR	285	12,244
ICICI Bank Ltd., ADR	1,535	12,587
Infosys Ltd., ADR (b)	737	11,158
Tata Motors Ltd., ADR	233	7,826
Wipro Ltd., ADR	1,349	13,193

		57,008

Indonesia - 0.5%
PT Adaro Energy Tbk	41,636	5,292
PT Astra International Tbk	80,740	49,645
PT Bank Central Asia Tbk	53,222	61,659
PT Bank Danamon Indonesia Tbk	17,687	6,565
PT Bank Mandiri Persero Tbk	27,614	23,398
PT Bank Negara Indonesia Persero Tbk	29,328	13,745
PT Bank Rakyat Indonesia Persero Tbk	47,893	42,915

PT Bumi Serpong Damai Tbk	46,223	6,343
PT Charoen Pokphand Indonesia Tbk	32,617	7,582
PT Gudang Garam Tbk	649	3,205
PT Hanjaya Mandala Sampoerna Tbk	30,323	8,799
PT Indocement Tunggal Prakarsa Tbk	8,157	9,267
PT Indofood CBP Sukses Makmur Tbk	6,993	4,365
PT Indofood Sukses Makmur Tbk	14,469	8,815
PT Jasa Marga Persero Tbk	18,176	6,515
PT Kalbe Farma Tbk	949	109
PT Lippo Karawaci Tbk	142,144	7,834
PT Matahari Department Store Tbk	13,352	13,666
PT Media Nusantara Citra Tbk	27,693	3,447
PT Perusahaan Gas Negara Persero Tbk	36,938	7,838
PT Semen Indonesia Persero Tbk	16,301	11,765
PT Summarecon Agung Tbk	34,284	3,522
PT Surya Citra Media Tbk	24,939	5,517
PT Telekomunikasi Indonesia Persero Tbk	221,685	63,999
PT Tower Bersama Infrastructure Tbk	17,940	6,726
PT Unilever Indonesia Tbk	5,229	16,537
PT United Tractors Tbk	7,928	14,654
PT XL Axiata Tbk*	27,693	6,209

		419,933

Ireland - 0.4%
AerCap Holdings NV*	759	34,383
Bank of Ireland*	104,739	24,855
CRH PLC	3,320	112,076
DCC PLC	355	30,240
James Hardie Industries PLC CDI	2,124	31,755
Kerry Group PLC, Class A	580	44,548
Paddy Power Betfair PLC	337	36,916

		314,773

Israel - 0.5%
Azrieli Group Ltd.	368	18,304
Bank Hapoalim BM	4,599	28,357
Bank Leumi Le-Israel BM*	8,405	36,843
Bezeq The Israeli Telecommunication Corp. Ltd.	6,827	12,188
Check Point Software Technologies Ltd.*	584	57,763
Israel Chemicals Ltd.	3,408	14,508
Mizrahi Tefahot Bank Ltd.	1,085	18,118
Mobileye NV*	755	34,368
Nice Ltd.	290	20,143
Teva Pharmaceutical Industries Ltd., ADR	3,617	126,667

		367,259

Italy - 1.2%
Assicurazioni Generali SpA	4,854	69,524
Atlantia SpA	2,020	47,294
Enel SpA	33,934	145,668
Eni SpA	10,810	166,285
Ferrari NV	593	38,636
Intesa Sanpaolo SpA	55,183	128,614
Intesa Sanpaolo SpA-RSP	2,264	5,037
Leonardo SpA*	1,755	24,114
Luxottica Group SpA	648	34,160
Mediobanca SpA	2,698	21,623
Poste Italiane SpA, 144A	1,512	9,707
Prysmian SpA	913	23,223
Saipem SpA*	36,396	16,622
Snam SpA	11,051	44,020
Telecom Italia SpA*	45,005	36,498
Telecom Italia SpA-RSP *	27,945	18,622
Terna Rete Elettrica Nazionale SpA	7,565	35,039
UniCredit SpA	7,877	105,563
UnipolSai SpA	4,802	10,174

		980,423

Japan - 16.4%
ABC-Mart, Inc.	100	6,026
Acom Co. Ltd.*	3,600	15,061
Aeon Co. Ltd. (b)	3,600	53,674

AEON Financial Service Co. Ltd.	400	7,740
Aeon Mall Co. Ltd.	500	7,677
Air Water, Inc.	1,000	18,986
Aisin Seiki Co. Ltd.	800	39,735
Ajinomoto Co., Inc.	3,000	60,724
Alfresa Holdings Corp.	600	10,799
Alps Electric Co. Ltd.	600	17,865
Amada Holdings Co. Ltd.	1,100	12,435
ANA Holdings, Inc.	3,000	8,967
Aozora Bank Ltd.	4,000	14,990
Asahi Glass Co. Ltd.	4,000	32,685
Asahi Group Holdings Ltd.	2,100	74,190
Asahi Kasei Corp.	5,000	48,712
Asics Corp.	600	10,580
Astellas Pharma, Inc.	10,100	135,931
Bandai Namco Holdings, Inc.	700	20,157
Bank of Kyoto Ltd.	1,000	8,145
Benesse Holdings, Inc.	200	6,151
Bridgestone Corp.	2,800	111,681
Brother Industries Ltd.	700	13,191
Calbee, Inc.	300	10,174
Canon, Inc.	4,400	128,501
Casio Computer Co. Ltd.	700	9,452
Central Japan Railway Co.	600	98,162
Chiba Bank Ltd.	3,000	20,962
Chubu Electric Power Co., Inc.	3,800	50,060
Chugai Pharmaceutical Co. Ltd.	1,000	33,335
Chugoku Bank Ltd.	300	4,785
Chugoku Electric Power Co., Inc.	1,200	13,224
Concordia Financial Group Ltd.	5,400	28,734
Credit Saison Co. Ltd.	500	9,484
CYBERDYNE, Inc.*	400	6,266
Dai Nippon Printing Co. Ltd.	2,000	21,754
Daicel Corp.	1,000	12,132
Dai-ichi Life Holdings, Inc.	5,100	95,899
Daiichi Sankyo Co. Ltd.	3,400	77,491
Daikin Industries Ltd.	900	85,438
Daito Trust Construction Co. Ltd.	300	41,978
Daiwa House Industry Co. Ltd.	3,000	82,353
Daiwa House REIT Investment Corp. REIT	6	15,595
Daiwa Securities Group, Inc.	7,000	44,382
DeNA Co. Ltd.	300	6,748
Denso Corp.	2,100	93,313
Dentsu, Inc.	900	49,829
Don Quijote Holdings Co. Ltd.	500	17,713
East Japan Railway Co.	1,400	126,548
Eisai Co. Ltd.	1,000	56,086
Electric Power Development Co. Ltd.	400	9,396
FamilyMart UNY Holdings Co. Ltd. (b)	200	12,212
FANUC Corp.	800	157,550
Fast Retailing Co. Ltd.	200	63,180
Fuji Electric Co. Ltd.	2,000	11,055
Fuji Heavy Industries Ltd.	2,700	101,107
FUJIFILM Holdings Corp.	2,400	92,757
Fujitsu Ltd.	7,000	40,668
Fukuoka Financial Group, Inc.	2,000	9,328
Hachijuni Bank Ltd.	600	3,792
Hamamatsu Photonics KK	500	14,731
Hankyu Hanshin Holdings, Inc.	800	26,775
Hikari Tsushin, Inc.	100	9,791
Hino Motors Ltd.	1,000	11,616
Hirose Electric Co. Ltd.	100	13,423
Hiroshima Bank Ltd.	1,000	4,727
Hisamitsu Pharmaceutical Co., Inc.	300	16,129
Hitachi Chemical Co. Ltd.	400	11,269
Hitachi Construction Machinery Co. Ltd.	500	11,634
Hitachi High-Technologies Corp.	200	8,331
Hitachi Ltd.	21,200	116,770
Hitachi Metals Ltd.	700	9,969
Honda Motor Co. Ltd.	7,300	226,710
Hoshizaki Corp.	200	15,844
Hoya Corp.	2,100	95,032
Hulic Co. Ltd.	1,300	12,370
Idemitsu Kosan Co. Ltd.	300	9,667
IHI Corp.*	6,000	18,692
Iida Group Holdings Co. Ltd.	500	8,456
Inpex Corp.	4,400	43,708
Isetan Mitsukoshi Holdings Ltd.	1,400	17,932

Isuzu Motors Ltd.	3,300	44,164
ITOCHU Corp.	6,200	89,762
J. Front Retailing Co. Ltd.	1,000	15,363
Japan Airlines Co. Ltd.	300	9,798
Japan Airport Terminal Co. Ltd.	200	6,987
Japan Exchange Group, Inc.	2,700	37,323
Japan Post Bank Co. Ltd.	1,100	13,786
Japan Post Holdings Co. Ltd.	2,600	33,349
Japan Prime Realty Investment Corp. REIT	4	15,880
Japan Real Estate Investment Corp. REIT	5	27,549
Japan Retail Fund Investment Corp. REIT	10	20,117
Japan Tobacco, Inc.	5,100	170,552
JFE Holdings, Inc.	3,200	60,528
JGC Corp.	1,000	17,954
JSR Corp.	600	10,249
JTEKT Corp.	1,300	22,078
JX Holdings, Inc.	10,700	50,964
Kajima Corp.	4,000	26,063
Kakaku.com, Inc.	400	5,775
Kaneka Corp.	1,000	7,806
Kansai Electric Power Co., Inc.*	3,900	43,237
Kansai Paint Co. Ltd.	800	15,538
Kao Corp.	2,500	129,089
Kawasaki Heavy Industries Ltd.	6,000	18,853
KDDI Corp.	7,900	206,668
Keihan Holdings Co. Ltd.	3,000	18,959
Keikyu Corp.	1,000	11,002
Keio Corp.	2,000	15,719
Keisei Electric Railway Co. Ltd.	500	11,852
Keyence Corp.	400	154,738
Kikkoman Corp.	1,000	30,130
Kintetsu Group Holdings Co. Ltd.	7,000	25,982
Kirin Holdings Co. Ltd.	4,300	74,024
Kobe Steel Ltd.*	1,100	10,682
Koito Manufacturing Co. Ltd.	600	30,923
Komatsu Ltd.	4,000	96,506
Konami Holdings Corp.	400	16,877
Konica Minolta, Inc.	2,400	23,136
Kose Corp.	100	8,563
Kubota Corp.	4,800	76,372
Kuraray Co. Ltd.	1,500	22,765
Kurita Water Industries Ltd.	400	9,542
Kyocera Corp.	1,384	76,108
Kyowa Hakko Kirin Co. Ltd.	1,000	14,963
Kyushu Electric Power Co., Inc.*	2,200	24,478
Kyushu Financial Group, Inc.	900	6,160
Lawson, Inc.	300	20,695
Lion Corp.	1,032	17,821
LIXIL Group Corp.	900	22,054
M3, Inc.	800	20,295
Mabuchi Motor Co. Ltd.	200	10,806
Makita Corp.	400	27,700
Marubeni Corp.	7,100	45,932
Marui Group Co. Ltd.	900	12,433
Maruichi Steel Tube Ltd.	200	6,329
Mazda Motor Corp.	2,800	39,279
Mebuki Financial Group, Inc.	4,870	21,458
Medipal Holdings Corp.	400	6,598
MEIJI Holdings Co. Ltd.	500	39,966
MINEBEA MITSUMI, Inc.	1,100	13,551
Miraca Holdings, Inc.	200	9,578
MISUMI Group, Inc.	600	10,484
Mitsubishi Chemical Holdings Corp.	6,400	49,146
Mitsubishi Corp.	6,500	146,640
Mitsubishi Electric Corp.	8,400	123,183
Mitsubishi Estate Co. Ltd.	5,000	97,690
Mitsubishi Gas Chemical Co., Inc.	600	12,636
Mitsubishi Heavy Industries Ltd.	13,000	51,377
Mitsubishi Logistics Corp.	1,000	14,366
Mitsubishi Materials Corp.	300	9,960
Mitsubishi Motors Corp.	3,200	20,708
Mitsubishi Tanabe Pharma Corp.	1,100	22,618
Mitsubishi UFJ Financial Group, Inc.	56,700	372,667
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,300	18,241
Mitsui & Co. Ltd.	7,500	114,758
Mitsui Chemicals, Inc.	4,000	20,330

Mitsui Fudosan Co. Ltd.	4,000	90,543
Mitsui OSK Lines Ltd.	6,000	19,814
Mixi, Inc.	300	13,005
Mizuho Financial Group, Inc.	106,000	197,857
MS&AD Insurance Group Holdings, Inc.	2,800	94,683
Murata Manufacturing Co. Ltd.	800	115,003
Nabtesco Corp.	400	11,126
Nagoya Railroad Co. Ltd.	4,000	18,336
NEC Corp.	10,000	24,923
Nexon Co. Ltd.	700	11,639
NGK Insulators Ltd.	1,000	21,532
NGK Spark Plug Co. Ltd.	800	18,109
NH Foods Ltd.	1,000	26,650
Nidec Corp.	1,000	93,373
Nikon Corp.	1,100	16,812
Nintendo Co. Ltd.	489	102,288
Nippon Building Fund, Inc. REIT	6	33,540
Nippon Electric Glass Co. Ltd.	2,000	12,426
Nippon Express Co. Ltd.	3,000	15,488
Nippon Paint Holdings Co. Ltd.	700	22,587
Nippon Prologis REIT, Inc. REIT	7	15,047
Nippon Steel & Sumitomo Metal Corp.	3,810	93,720
Nippon Telegraph & Telephone Corp.	3,500	148,013
Nippon Yusen KK	8,000	17,660
Nissan Chemical Industries Ltd.	200	6,444
Nissan Motor Co. Ltd.	11,100	109,276
Nisshin Seifun Group, Inc.	1,350	20,296
Nissin Foods Holdings Co. Ltd.	300	16,796
Nitori Holdings Co. Ltd.	300	34,928
Nitto Denko Corp.	600	50,523
NOK Corp.	200	4,565
Nomura Holdings, Inc.	16,100	104,515
Nomura Real Estate Master Fund, Inc. REIT	25	37,452
Nomura Research Institute Ltd.	352	12,157
NSK Ltd.	1,900	27,093
NTT Data Corp.	500	23,588
NTT DOCOMO, Inc.	6,200	147,184
Obayashi Corp.	2,800	26,020
Obic Co. Ltd.	200	9,311
Odakyu Electric Railway Co. Ltd.	1,100	21,737
Oji Holdings Corp.	3,000	14,366
Olympus Corp.	1,000	35,382
Omron Corp.	700	30,095
Ono Pharmaceutical Co. Ltd.	2,500	55,354
Oracle Corp. Japan	100	5,821
Oriental Land Co. Ltd.	800	44,947
ORIX Corp.	6,200	96,440
Osaka Gas Co. Ltd.	8,000	30,848
Otsuka Corp.	100	5,083
Otsuka Holdings Co. Ltd.	1,683	76,566
Panasonic Corp.	10,100	110,849
Park24 Co. Ltd.	400	11,233
Pola Orbis Holdings, Inc.	100	9,551
Rakuten, Inc.	4,400	43,591
Recruit Holdings Co. Ltd.	1,600	78,473
Resona Holdings, Inc.	10,200	56,926
Ricoh Co. Ltd.	3,000	26,143
Rinnai Corp.	100	8,064
Rohm Co. Ltd.	400	25,849
Ryohin Keikaku Co. Ltd.	100	21,140
Santen Pharmaceutical Co. Ltd.	1,400	20,063
SBI Holdings, Inc.	400	5,597
Secom Co. Ltd.	800	58,285
Sega Sammy Holdings, Inc.	700	10,300
Seibu Holdings, Inc.	500	8,558
Seiko Epson Corp.	900	20,132
Sekisui Chemical Co. Ltd.	1,400	23,116
Sekisui House Ltd.	2,900	46,348
Seven & i Holdings Co. Ltd.	3,800	148,827
Seven Bank Ltd.	2,400	7,456
Sharp Corp.* (b)	6,000	17,785
Shimadzu Corp.	1,000	16,298
Shimamura Co. Ltd.	100	12,942
Shimano, Inc.	300	44,328
Shimizu Corp.	2,000	18,354
Shin-Etsu Chemical Co. Ltd.	1,700	143,799
Shinsei Bank Ltd.	5,000	9,124
Shionogi & Co. Ltd.	1,200	58,726

Shiseido Co. Ltd.	2,400	63,127
Shizuoka Bank Ltd.	2,000	17,553
Showa Shell Sekiyu KK	800	8,061
SMC Corp.	300	85,051
SoftBank Group Corp.	3,600	267,953
Sohgo Security Services Co. Ltd.	200	7,566
Sompo Holdings, Inc.	1,400	52,314
Sony Corp.	5,600	173,366
Sony Financial Holdings, Inc.	300	5,271
Stanley Electric Co. Ltd.	800	22,538
Start Today Co. Ltd.	600	12,540
Sumitomo Chemical Co. Ltd.	6,000	33,433
Sumitomo Corp.	5,500	73,900
Sumitomo Dainippon Pharma Co. Ltd.	700	12,356
Sumitomo Electric Industries Ltd.	3,300	53,739
Sumitomo Heavy Industries Ltd.	2,000	14,153
Sumitomo Metal Mining Co. Ltd.	2,000	27,789
Sumitomo Mitsui Financial Group, Inc.	6,000	233,762
Sumitomo Mitsui Trust Holdings, Inc.	1,310	46,980
Sumitomo Realty & Development Co. Ltd.	1,539	42,480
Sumitomo Rubber Industries Ltd.	400	6,601
Sundrug Co. Ltd.	200	13,156
Suntory Beverage & Food Ltd.	500	20,962
Suruga Bank Ltd.	600	13,298
Suzuken Co. Ltd.	400	13,530
Suzuki Motor Corp.	1,400	54,756
Sysmex Corp.	600	34,661
T&D Holdings, Inc.	3,200	49,092
Taiheiyo Cement Corp.	4,000	14,064
Taisei Corp.	4,000	28,056
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,289
Taiyo Nippon Sanso Corp.	500	6,213
Takashimaya Co. Ltd.	1,000	8,999
Takeda Pharmaceutical Co. Ltd.	3,300	153,390
TDK Corp.	500	34,002
Teijin Ltd.	600	11,477
Terumo Corp.	1,500	52,005
THK Co. Ltd.	300	7,800
Tobu Railway Co. Ltd.	4,000	20,473
Toho Co. Ltd.	500	14,153
Toho Gas Co. Ltd.	1,000	7,192
Tohoku Electric Power Co., Inc.	2,700	34,656
Tokio Marine Holdings, Inc.	3,200	140,111
Tokyo Electric Power Co. Holdings, Inc.*	7,400	28,455
Tokyo Electron Ltd.	600	59,869
Tokyo Gas Co. Ltd.	8,000	36,302
Tokyo Tatemono Co. Ltd.	1,000	14,108
Tokyu Corp.	4,000	29,623
Tokyu Fudosan Holdings Corp.	3,000	17,090
TonenGeneral Sekiyu KK	1,000	11,972
Toppan Printing Co. Ltd.	3,000	30,228
Toray Industries, Inc.	6,000	53,674
Toshiba Corp.*	17,100	31,690
TOTO Ltd.	500	19,249
Toyo Seikan Group Holdings Ltd.	900	16,302
Toyo Suisan Kaisha Ltd.	500	18,336
Toyoda Gosei Co. Ltd.	100	2,549
Toyota Industries Corp.	700	34,145
Toyota Motor Corp.	11,300	640,211
Toyota Tsusho Corp.	700	20,873
Trend Micro, Inc.	400	17,517
Tsuruha Holdings, Inc.	200	18,514
Unicharm Corp.	1,400	31,466
United Urban Investment Corp. REIT	12	18,650
USS Co. Ltd.	1,100	18,838
West Japan Railway Co.	600	39,719
Yahoo Japan Corp.	6,500	30,144
Yakult Honsha Co. Ltd.	300	16,369
Yamada Denki Co. Ltd.	3,300	16,831
Yamaha Corp.	600	15,632
Yamaha Motor Co. Ltd.	1,300	30,074
Yamato Holdings Co. Ltd.	1,400	30,587
Yamazaki Baking Co. Ltd.	1,000	20,054
Yaskawa Electric Corp.	800	14,997

Yokogawa Electric Corp.	800	12,455
Yokohama Rubber Co. Ltd.	500	9,943

		13,197,485

Jersey Island - 0.1%
Randgold Resources Ltd.	444	41,375

Jordan - 0.0%
Hikma Pharmaceuticals PLC	666	17,768

Luxembourg - 0.2%
ArcelorMittal*	8,190	72,102
Eurofins Scientific SE	43	18,372
Millicom International Cellular SA SDR	306	16,696
RTL Group SA*	195	15,002
SES SA	1,418	28,940
Tenaris SA	1,955	32,164

		183,276

Macau - 0.1%
MGM China Holdings Ltd.	4,563	8,311
Sands China Ltd.	10,644	44,425
Wynn Macau Ltd.	7,450	13,282

		66,018

Malaysia - 0.6%
Alliance Financial Group Bhd	8,700	7,466
AMMB Holdings Bhd	8,700	9,072
Astro Malaysia Holdings Bhd	4,200	2,696
Berjaya Sports Toto Bhd	16,025	10,539
CIMB Group Holdings Bhd	13,401	15,001
Dialog Group Bhd	22,910	8,669
DiGi.Com Bhd	20,700	23,497
Genting Bhd	9,900	20,625
Genting Malaysia Bhd	12,818	15,157
Genting Plantations Bhd	1,000	2,586
Hong Leong Bank Bhd	1,200	3,670
Hong Leong Financial Group Bhd	700	2,374
IHH Healthcare Bhd	10,900	14,754
IJM Corp. Bhd	12,800	9,658
IOI Corp. Bhd	11,400	12,016
Kuala Lumpur Kepong Bhd	1,500	8,155
Lafarge Malaysia Bhd	5,400	8,027
Malayan Banking Bhd	16,400	31,766
Malaysia Airports Holdings Bhd	500	730
Maxis Bhd	13,500	19,186
MISC Bhd	6,300	10,528
Petronas Chemicals Group Bhd	12,900	21,064
Petronas Dagangan Bhd	2,400	13,243
Petronas Gas Bhd	2,900	13,076
Public Bank Bhd	11,200	50,350
Sime Darby Bhd	13,111	26,458
Telekom Malaysia Bhd	10,000	13,874
Tenaga Nasional Bhd	14,200	43,304
UMW Holdings Bhd	5,300	6,613
Westports Holdings Bhd	11,200	10,115
YTL Corp. Bhd	14,200	4,957
YTL Power International Bhd	18,865	6,331

		445,557

Malta - 0.0%
Brait SE*	1,881	10,557

Mexico - 0.8%
Alfa SAB de CV, Class A	15,820	20,228
America Movil SAB de CV, Series L	148,992	94,550
Arca Continental SAB de CV	1,632	9,139
Cemex SAB de CV, Series CPO*	64,852	54,905
Coca-Cola Femsa SAB de CV, Series L	1,113	7,310
El Puerto de Liverpool SAB de CV, Class C1	809	5,650
Fibra Uno Administracion SA de CV REIT	11,360	16,431
Fomento Economico Mexicano SAB de CV	7,251	58,401
Fresnillo PLC	1,076	19,840
Gentera SAB de CV	4,879	6,428
Gruma SAB de CV, Class B	549	7,239
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,593	13,782
Grupo Aeroportuario del Sureste SAB de CV, Class B	853	13,486
Grupo Bimbo SAB de CV, Series A	6,532	15,417
Grupo Carso SAB de CV, Series A1	3,344	14,189

Grupo Financiero Banorte SAB de CV, Class O	9,996	49,678
Grupo Financiero Inbursa SAB de CV, Class O	9,069	12,946
Grupo Financiero Santander Mexico SAB de CV, Class B	3,246	4,871
Grupo Lala SAB de CV (b)	3,537	5,815
Grupo Mexico SAB de CV, Series B	16,287	49,400
Grupo Televisa SAB, Series CPO	10,744	54,716
Industrias Penoles SAB de CV	841	19,980
Kimberly-Clark de Mexico SAB de CV, Class A	5,611	10,579
Mexichem SAB de CV	7,661	18,062
OHL Mexico SAB de CV	3,340	3,496
Promotora y Operadora de Infraestructura SAB de CV*	1,031	9,647
Wal-Mart de Mexico SAB de CV	16,824	32,615

		628,800

Netherlands - 2.9%
ABN AMRO Group NV, 144A	1,503	34,393
Aegon NV	8,189	43,533
Akzo Nobel NV	1,032	69,217
Altice NV, Class A* (b)	1,611	33,972
ASML Holding NV	1,556	188,662
Boskalis Westminster	390	14,213
EXOR NV	426	20,187
Gemalto NV	384	23,111
Heineken Holding NV	435	33,038
Heineken NV	994	82,032
ING Groep NV	16,743	230,854
Koninklijke Ahold Delhaize NV	5,523	117,372
Koninklijke DSM NV	777	51,036
Koninklijke KPN NV	14,404	40,667
Koninklijke Philips NV	4,094	123,762
Koninklijke Vopak NV	314	13,278
NN Group NV	1,530	47,532
NXP Semiconductors NV*	1,301	133,756
QIAGEN NV*	860	24,508
Randstad Holding NV	528	30,715
Royal Dutch Shell PLC, Class A	18,494	477,209
Royal Dutch Shell PLC, Class B	16,303	439,689
Wolters Kluwer NV	1,502	61,524

		2,334,260

New Zealand - 0.2%
Auckland International Airport Ltd.	4,806	25,409
Contact Energy Ltd.	3,088	10,877
Fletcher Building Ltd.	3,772	26,246
Mercury NZ Ltd.	3,049	6,918
Meridian Energy Ltd.	10,033	19,512
Ryman Healthcare Ltd.	1,934	12,357
Spark New Zealand Ltd.	11,118	28,750

		130,069

Norway - 0.5%
DNB ASA	4,254	69,771
Gjensidige Forsikring ASA	1,138	17,796
Marine Harvest ASA*	2,055	35,935
Norsk Hydro ASA	5,825	32,983
Orkla ASA	3,547	31,203
Schibsted ASA, Class A	335	8,839
Schibsted ASA, Class B	303	7,355
Statoil ASA (b)	5,356	94,809
Telenor ASA	3,328	54,266
Yara International ASA	763	28,969

		381,926

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	844	10,381
Credicorp Ltd.	227	37,369
Southern Copper Corp. (b)	428	15,690

		63,440

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	10,930	15,987
Aboitiz Power Corp.	16,000	13,701
Alliance Global Group, Inc.	12,700	3,212
Ayala Corp.	1,360	21,342
Ayala Land, Inc.	32,400	22,777
Bank of the Philippine Islands	1,600	2,995
BDO Unibank, Inc.	9,090	20,908
DMCI Holdings, Inc.	12,600	3,182
Energy Development Corp.	62,500	7,343
Globe Telecom, Inc.	325	11,831

GT Capital Holdings, Inc.	315	7,584
International Container Terminal Services, Inc.	3,650	5,524
JG Summit Holdings, Inc.	10,270	15,891
Jollibee Foods Corp.	3,580	14,387
Metro Pacific Investments Corp.	75,200	10,183
Metropolitan Bank & Trust Co.	730	1,178
PLDT, Inc.	590	17,154
SM Investments Corp.	1,065	14,062
SM Prime Holdings, Inc.	45,600	26,698
Universal Robina Corp.	4,230	13,478

		249,417

Poland - 0.3%
Alior Bank SA*	764	12,294
Bank Pekao SA	680	23,407
Bank Zachodni WBK SA	150	12,952
CCC SA	117	6,489
Cyfrowy Polsat SA*	827	4,711
KGHM Polska Miedz SA	603	19,133
LPP SA	6	8,355
PGE Polska Grupa Energetyczna SA	3,632	10,604
Polski Koncern Naftowy ORLEN SA	1,501	34,778
Polskie Gornictwo Naftowe i Gazownictwo SA	11,102	17,067
Powszechna Kasa Oszczednosci Bank Polski SA*	3,778	30,925
Powszechny Zaklad Ubezpieczen SA	3,011	26,713

		207,428

Portugal - 0.1%
EDP - Energias de Portugal SA	12,879	39,827
Galp Energia SGPS SA	2,322	34,168
Jeronimo Martins SGPS SA	1,519	24,428

		98,423

Qatar - 0.2%
Barwa Real Estate Co.	1,293	14,150
Ezdan Holding Group QSC	4,350	18,182
Industries Qatar QSC*	861	28,256
Masraf Al Rayan QSC*	1,632	17,973
Qatar Electricity & Water Co. QSC*	270	16,684
Qatar Insurance Co. SAQ	901	17,964
Qatar National Bank SAQ	1,225	50,799

		164,008

Romania - 0.0%
New Europe Property Investments PLC	1,245	14,018

Russia - 0.8%
Alrosa PJSC	11,189	17,656
Gazprom PJSC, ADR	10,164	45,337
Gazprom PJSC	26,596	61,088
Inter RAO UES PJSC	62,757	4,330
LUKOIL PJSC, ADR	450	23,850
LUKOIL PJSC	1,388	73,421
Magnit PJSC, GDR	1,097	39,997
MMC Norilsk Nickel PJSC	239	38,144
Mobile TeleSystems PJSC, ADR	2,106	21,629
Moscow Exchange MICEX-RTS PJSC	5,934	12,562
Novatek PJSC, GDR	393	50,893
PhosAgro PJSC, GDR	462	6,376
Rosneft Oil Co. PJSC, GDR	3,412	19,346
RusHydro PJSC	227,069	3,650
Sberbank of Russia PJSC	46,851	125,279
Severstal PJSC	909	12,890
Sistema PJSC FC, GDR	508	4,526
Surgutneftegas OJSC, ADR	3,045	15,347
Surgutneftegas OJSC	31,015	15,627
Tatneft PJSC	4,997	29,203
VTB Bank PJSC, GDR	7,118	15,937

		637,088

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	10,400	18,553
CapitaLand Commercial Trust REIT	9,300	10,352
CapitaLand Ltd.	11,300	29,351
CapitaLand Mall Trust REIT	10,691	15,029
ComfortDelGro Corp. Ltd.	9,300	16,391
DBS Group Holdings Ltd.	7,800	104,249
Genting Singapore PLC	30,200	21,334

Global Logistic Properties Ltd.	12,800	24,296
Golden Agri-Resources Ltd.	44,300	12,012
Hutchison Port Holdings Trust, Class U	32,500	12,350
Jardine Cycle & Carriage Ltd.	400	12,191
Keppel Corp. Ltd.	6,100	29,642
Oversea-Chinese Banking Corp. Ltd.	14,100	95,180
Sembcorp Industries Ltd.	3,000	6,850
Singapore Airlines Ltd.	3,300	23,430
Singapore Exchange Ltd.	4,800	25,689
Singapore Press Holdings Ltd. (b)	9,700	24,226
Singapore Technologies Engineering Ltd.	6,730	17,673
Singapore Telecommunications Ltd.	37,100	104,306
Suntec Real Estate Investment Trust REIT	10,400	12,839
United Overseas Bank Ltd.	6,000	92,051
Wilmar International Ltd.	8,300	21,558

		729,552

South Africa - 1.6%
Anglo American Platinum Ltd.*	373	8,630
AngloGold Ashanti Ltd.*	2,132	23,666
Aspen Pharmacare Holdings Ltd.	1,533	33,116
Barclays Africa Group Ltd. (b)	1,923	22,276
Bid Corp. Ltd.	1,693	33,940
Bidvest Group Ltd. (b)	2,162	25,550
Capitec Bank Holdings Ltd.	208	11,496
Discovery Ltd.	1,149	10,774
Exxaro Resources Ltd.	1,169	9,618
FirstRand Ltd. (b)	14,989	56,814
Fortress Income Fund Ltd.	4,549	12,089
Foschini Group Ltd.	959	11,871
Gold Fields Ltd.	4,712	14,458
Growthpoint Properties Ltd. REIT (b)	8,840	17,845
Hyprop Investments Ltd. REIT	981	9,382
Impala Platinum Holdings Ltd.*	3,530	11,851
Imperial Holdings Ltd. (b)	655	8,344
Investec Ltd.	695	4,885
Investec PLC	2,805	20,135
Life Healthcare Group Holdings Ltd.	3,269	8,351
Massmart Holdings Ltd.	168	1,919
Mediclinic International PLC	1,403	12,909
Mondi Ltd.	536	12,280
Mondi PLC	1,559	36,349
Mr Price Group Ltd.	928	12,027
MTN Group Ltd. (b)	6,973	63,678
Naspers Ltd., Class N	1,936	309,593
Nedbank Group Ltd. (b)	975	18,210
Pick n Pay Stores Ltd.	628	3,325
Pioneer Foods Group Ltd.	1	12
PSG Group Ltd.	337	6,459
Rand Merchant Investment Holdings Ltd.	2,085	6,390
Redefine Properties Ltd. REIT	20,772	17,213
Remgro Ltd.	2,204	37,519
Resilient REIT Ltd. REIT (b)	1,410	12,899
RMB Holdings Ltd.	2,687	12,989
Sanlam Ltd.	6,348	32,796
Sappi Ltd.	2,855	17,806
Sasol Ltd. (b)	2,650	75,353
Shoprite Holdings Ltd.	2,189	31,581
Sibanye Gold Ltd.	4,693	9,413
SPAR Group Ltd.	656	8,927
Standard Bank Group Ltd. (b)	5,917	64,599
Steinhoff International Holdings NV	13,876	73,868
Telkom SA SOC Ltd.	702	3,648
Tiger Brands Ltd.	785	25,015
Truworths International Ltd.	1,673	11,119
Vodacom Group Ltd.	1,563	17,662
Woolworths Holdings Ltd. (b)	4,060	21,666

		1,312,315

South Korea - 3.2%
Amorepacific Corp.	143	38,066
AMOREPACIFIC Group	135	15,521
BGF retail Co. Ltd.	118	10,644
BNK Financial Group, Inc.	1,159	8,897
Celltrion, Inc.*	370	33,212
Cheil Worldwide, Inc.	300	5,028

CJ CheilJedang Corp.	42	13,539
CJ Corp.	72	10,984
CJ E&M Corp.	124	8,565
Coway Co. Ltd.	233	18,442
Daelim Industrial Co. Ltd.	129	9,537
DGB Financial Group, Inc.	726	6,677
Dongbu Insurance Co. Ltd.	237	12,806
E-MART, Inc.	105	19,315
GS Engineering & Construction Corp.*	322	8,486
GS Holdings Corp.	172	8,442
GS Retail Co. Ltd.	164	7,629
Hana Financial Group, Inc.	1,286	40,090
Hankook Tire Co. Ltd.	325	17,188
Hanmi Pharm. Co. Ltd.*	27	7,665
Hanmi Science Co. Ltd.*	56	3,249
Hanon Systems	1,206	9,770
Hanssem Co. Ltd.	61	11,976
Hanwha Chemical Corp.	449	10,066
Hanwha Corp.	192	6,181
Hanwha Life Insurance Co. Ltd.	1,143	6,580
Hotel Shilla Co. Ltd.	180	8,134
Hyosung Corp.	88	10,234
Hyundai Department Store Co. Ltd.	65	5,714
Hyundai Development Co.-Engineering & Construction	261	10,110
Hyundai Engineering & Construction Co. Ltd.	258	10,906
Hyundai Glovis Co. Ltd.	107	14,525
Hyundai Heavy Industries Co. Ltd.*	192	27,932
Hyundai Marine & Fire Insurance Co. Ltd.	397	11,375
Hyundai Mobis Co. Ltd.	295	66,527
Hyundai Motor Co.	628	83,030
Hyundai Steel Co.	376	20,783
Hyundai Wia Corp.	116	6,863
Kakao Corp.	181	13,670
Kangwon Land, Inc.	650	20,321
KB Financial Group, Inc.	1,735	71,962
KCC Corp.	39	11,951
KEPCO Plant Service & Engineering Co. Ltd.*	139	7,486
Kia Motors Corp.	1,110	37,548
Korea Aerospace Industries Ltd.	317	16,344
Korea Electric Power Corp.	953	36,746
Korea Gas Corp.*	109	4,719
Korea Investment Holdings Co. Ltd.	194	8,132
Korea Zinc Co. Ltd.	58	21,364
KT Corp.	166	4,470
KT&G Corp.	506	45,868
Kumho Petrochemical Co. Ltd.	137	9,293
LG Chem Ltd.	232	58,064
LG Corp.	292	16,217
LG Display Co. Ltd.	940	22,778
LG Electronics, Inc.	452	23,904
LG Household & Health Care Ltd.	41	31,835
LG Innotek Co. Ltd.	105	11,143
LG Uplus Corp.	470	5,320
Lotte Chemical Corp.	67	21,598
Lotte Chilsung Beverage Co. Ltd.	2	2,667
Lotte Shopping Co. Ltd.	65	13,279
Mirae Asset Daewoo Co. Ltd.	723	5,710
NAVER Corp.	124	85,097
NCSoft Corp.	103	24,959
OCI Co. Ltd.	123	9,692
Orion Corp.	16	10,103
Ottogi Corp.	8	5,292
POSCO	330	82,737
Posco Daewoo Corp.	193	4,190
S-1 Corp.	162	13,037
Samsung C&T Corp.	330	35,896
Samsung Card Co. Ltd.	201	7,528
Samsung Electro-Mechanics Co. Ltd.	260	13,451
Samsung Electronics Co. Ltd.	425	722,397
Samsung Fire & Marine Insurance Co. Ltd.	177	39,916
Samsung Heavy Industries Co. Ltd.*	518	5,131

Samsung Life Insurance Co. Ltd.	398	37,662
Samsung SDI Co. Ltd.	242	27,608
Samsung SDS Co. Ltd.	175	20,119
Samsung Securities Co. Ltd.	195	5,717
Shinhan Financial Group Co. Ltd.	1,825	75,373
Shinsegae Inc.	62	10,939
SK Holdings Co. Ltd.	178	34,317
SK Hynix, Inc.	2,406	99,368
SK Innovation Co. Ltd.	255	34,842
SK Telecom Co. Ltd.	68	13,922
S-Oil Corp.	204	15,587
Woori Bank	1,313	15,444
Yuhan Corp.	26	5,151

		2,602,552

Spain - 2.1%
Abertis Infraestructuras SA	2,550	37,388
ACS Actividades de Construccion y Servicios SA	938	29,439
Aena SA, 144A	325	46,481
Amadeus IT Group SA	1,762	81,956
Banco Bilbao Vizcaya Argentaria SA	28,440	186,139
Banco de Sabadell SA	21,968	32,303
Banco Popular Espanol SA* (b)	14,515	12,871
Banco Santander SA	63,900	348,904
Bankia SA	24,092	23,813
Bankinter SA	4,160	32,079
CaixaBank SA	15,889	55,515
Distribuidora Internacional de Alimentacion SA	2,350	13,048
Enagas SA	1,110	27,276
Endesa SA	1,556	33,125
Ferrovial SA	1,826	34,636
Gas Natural SDG SA	1,680	32,704
Grifols SA	1,294	28,301
Iberdrola SA	23,865	158,623
Industria de Diseno Textil SA	4,880	156,751
Mapfre SA	5,541	17,147
Red Electrica Corp. SA	2,223	40,142
Repsol SA	4,765	70,672
Telefonica SA	19,972	204,157
Zardoya Otis SA	517	4,130

		1,707,600

Sweden - 1.9%
Alfa Laval AB	1,106	20,021
Assa Abloy AB, Class B	4,221	82,114
Atlas Copco AB, Class A	2,898	94,903
Atlas Copco AB, Class B	1,573	46,528
Boliden AB	1,223	37,341
Electrolux AB, Series B	1,070	28,378
Getinge AB, Class B	853	14,477
Hennes & Mauritz AB, Class B	3,997	105,653
Hexagon AB, Class B	1,048	42,331
Husqvarna AB, Class B	1,749	14,987
ICA Gruppen AB (b)	314	10,199
Industrivarden AB, Class C	708	14,016
Investor AB, Class B	1,965	77,933
Kinnevik AB, Class B	1,270	34,344
Lundin Petroleum AB*	746	15,289
Nordea Bank AB	12,946	151,739
Sandvik AB	4,542	61,790
Securitas AB, Class B	1,310	19,998
Skandinaviska Enskilda Banken AB, Class A	6,131	70,163
Skanska AB, Class B	1,437	34,259
SKF AB, Class B	1,607	30,603
Svenska Cellulosa AB SCA, Class B	2,658	81,684
Svenska Handelsbanken AB, Class A	6,266	87,188
Swedbank AB, Class A	3,743	92,428
Swedish Match AB	957	29,813
Tele2 AB, Class B	1,269	11,352
Telefonaktiebolaget LM Ericsson, Class B	13,153	85,607
Telia Co. AB	8,084	32,492
Volvo AB, Class B	6,589	86,062

		1,513,692

Switzerland - 6.5%
ABB Ltd.*	8,227	186,108
Actelion Ltd.*	434	116,802
Adecco Group AG	690	49,602
Aryzta AG*	425	13,744

Baloise Holding AG	258	33,575
Barry Callebaut AG*	10	12,934
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	9	51,033
Cie Financiere Richemont SA	2,236	164,747
Coca-Cola HBC AG*	1,045	25,221
Credit Suisse Group AG*	8,976	135,397
Dufry AG*	168	24,238
EMS-Chemie Holding AG	43	24,468
Galenica AG	15	17,593
Geberit AG	181	78,322
Givaudan SA	42	76,276
Glencore PLC*	53,973	215,684
Julius Baer Group Ltd.*	953	46,637
Kuehne + Nagel International AG	188	26,768
LafargeHolcim Ltd.*	1,971	112,155
Lonza Group AG*	263	48,444
Nestle SA	13,547	1,001,508
Novartis AG*	9,625	751,332
Pargesa Holding SA	192	12,665
Partners Group Holding AG	75	39,242
Roche Holding AG	3,068	747,488
Schindler Holding AG	31	5,929
Schindler Holding AG Participation Certificates	176	34,031
SGS SA	24	51,018
Sika AG	8	45,044
Sonova Holding AG	298	39,136
STMicroelectronics NV	2,997	45,720
Swatch Group AG - Bearer	138	45,879
Swatch Group AG - Registered	185	12,001
Swiss Life Holding AG*	164	51,600
Swiss Prime Site AG*	360	31,256
Swiss Re AG	1,464	130,898
Swisscom AG	85	37,424
Syngenta AG	402	173,112
UBS Group AG	15,861	244,307
Wolseley PLC	1,093	66,660
Zurich Insurance Group AG*	649	179,188

		5,205,186

Taiwan - 2.9%
Acer, Inc.*	16,070	7,715
Advanced Semiconductor Engineering, Inc.	29,733	36,920
Advantech Co. Ltd.	1,810	15,406
Asia Cement Corp.	14,716	14,561
Asustek Computer, Inc.	2,791	25,209
AU Optronics Corp.	40,591	16,118
Casetek Holdings Ltd.	1,295	4,384
Catcher Technology Co. Ltd.	3,499	29,269
Cathay Financial Holding Co. Ltd.	31,677	49,747
Chang Hwa Commercial Bank Ltd.	24,197	14,452
Cheng Shin Rubber Industry Co. Ltd.	8,457	17,975
Chicony Electronics Co. Ltd.	2,061	4,857
China Development Financial Holding Corp.	53,137	14,009
China Life Insurance Co. Ltd.	5,970	5,859
China Steel Corp.	51,706	43,420
Chunghwa Telecom Co. Ltd.	17,434	57,880
Compal Electronics, Inc.	19,900	12,468
CTBC Financial Holding Co. Ltd.	79,172	47,286
Delta Electronics, Inc.	8,411	46,814
E.Sun Financial Holding Co. Ltd.	36,909	22,405
Eclat Textile Co. Ltd.	1,138	11,445
Far Eastern New Century Corp.	14,000	12,531
Far EasTone Telecommunications Co. Ltd.	8,159	19,652
Feng TAY Enterprise Co. Ltd.	2,798	11,839
First Financial Holding Co. Ltd.	43,949	25,963
Formosa Chemicals & Fibre Corp.	15,123	47,845
Formosa Petrochemical Corp.	6,154	21,432
Formosa Plastics Corp.	17,199	51,837
Foxconn Technology Co. Ltd.	6,026	17,986
Fubon Financial Holding Co. Ltd.	24,358	39,442
Giant Manufacturing Co. Ltd.	1,744	10,785
Hiwin Technologies Corp.	1,341	8,555
Hon Hai Precision Industry Co. Ltd.	69,470	202,372

Hotai Motor Co. Ltd.	1,022	11,692
HTC Corp.*	4,021	10,326
Hua Nan Financial Holdings Co. Ltd.	35,240	19,384
Innolux Corp.	40,755	16,581
Inventec Corp.	12,897	9,571
Largan Precision Co. Ltd.	486	72,132
Lite-On Technology Corp.	8,578	14,379
MediaTek, Inc.	7,136	52,027
Mega Financial Holding Co. Ltd.	47,464	36,923
Nan Ya Plastics Corp.	20,544	49,883
Nanya Technology Corp.	2,415	3,576
Nien Made Enterprise Co. Ltd.	829	8,108
Novatek Microelectronics Corp.	2,403	8,995
OBI Pharma, Inc.*	579	6,587
Pegatron Corp.	8,941	23,485
Phison Electronics Corp.	706	6,193
Pou Chen Corp.	10,550	14,319
Powertech Technology, Inc.	1,491	4,329
President Chain Store Corp.	2,260	16,588
Quanta Computer, Inc.	11,028	22,865
Realtek Semiconductor Corp.	1,499	5,586
Siliconware Precision Industries Co. Ltd.	11,961	18,843
SinoPac Financial Holdings Co. Ltd.	44,000	13,390
Synnex Technology International Corp.	5,537	6,082
TaiMed Biologics, Inc.*	586	3,500
Taishin Financial Holding Co. Ltd.	37,000	14,632
Taiwan Cement Corp.	18,235	22,346
Taiwan Cooperative Financial Holding Co. Ltd.	42,779	20,398
Taiwan Mobile Co. Ltd.	8,949	31,458
Taiwan Semiconductor Manufacturing Co. Ltd.	106,353	654,246
Teco Electric and Machinery Co. Ltd.	6,940	6,257
Uni-President Enterprises Corp.	22,752	40,434
United Microelectronics Corp.	63,967	26,546
Vanguard International Semiconductor Corp.	4,486	8,863
Wistron Corp.	7,794	6,532
WPG Holdings Ltd.	6,164	7,825
Yuanta Financial Holding Co. Ltd.	52,346	22,149
Zhen Ding Technology Holding Ltd.	1,996	4,970

		2,290,438

Thailand - 0.4%
Advanced Info Service PCL, NVDR	2,500	11,961
Airports of Thailand PCL	18,600	20,649
Airports of Thailand PCL, NVDR	11,000	12,212
Bangkok Dusit Medical Services PCL, NVDR	400	230
Bangkok Expressway & Metro PCL, NVDR	14,300	2,888
Berli Jucker PCL, NVDR	4,900	6,457
Central Pattana PCL, NVDR	800	1,261
Charoen Pokphand Foods PCL, NVDR	10,100	8,102
CP ALL PCL, NVDR	20,800	35,754
Electricity Generating PCL, NVDR	200	1,186
Home Product Center PCL, NVDR	100	28
Indorama Ventures PCL, NVDR	12,500	12,713
IRPC PCL, NVDR	146,531	20,822
Kasikornbank PCL, NVDR	9,500	52,119
KCE Electronics PCL, NVDR	1,300	3,659
Krung Thai Bank PCL, NVDR	18,100	10,163
Minor International PCL, NVDR	2,900	2,846
PTT Exploration & Production PCL, NVDR	6,000	15,986
PTT Global Chemical PCL, NVDR	5,100	10,410
PTT PCL, NVDR	4,300	48,906
Robinson Department Store PCL, NVDR	700	1,233
Siam Cement PCL	700	10,348
Siam Commercial Bank PCL, NVDR	7,600	33,531
Thai Oil PCL, NVDR	7,600	16,384

True Corp. PCL, NVDR	18,000	3,223

		343,071

Turkey - 0.3%
Akbank TAS	9,073	21,666
Anadolu Efes Biracilik Ve Malt Sanayii AS	580	3,156
Arcelik AS	1,210	6,943
BIM Birlesik Magazalar AS	978	14,082
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	18,331	15,766
Eregli Demir ve Celik Fabrikalari TAS	5,135	8,382
Ford Otomotiv Sanayi AS	794	7,990
Haci Omer Sabanci Holding AS	5,197	14,381
KOC Holding AS	3,539	14,422
TAV Havalimanlari Holding AS	2,149	8,958
Tofas Turk Otomobil Fabrikasi AS	1,298	9,695
Tupras Turkiye Petrol Rafinerileri AS	720	16,847
Turk Hava Yollari AO*	4,524	6,788
Turkcell Iletisim Hizmetleri AS*	4,097	13,375
Turkiye Garanti Bankasi AS	9,783	23,173
Turkiye Halk Bankasi AS	4,040	12,511
Turkiye Is Bankasi, Class C	7,195	12,515
Turkiye Sise ve Cam Fabrikalari AS	6,512	7,015

		217,665

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	6,527	12,601
Aldar Properties PJSC	4,105	2,683
DP World Ltd.	741	15,687
Dubai Islamic Bank PJSC	1,511	2,571
Emaar Malls PJSC	6,593	4,703
Emaar Properties PJSC	12,418	25,191
Emirates Telecommunications Group Co. PJSC	7,329	35,123
First Gulf Bank PJSC	1,328	4,936
National Bank of Abu Dhabi PJSC	1,464	4,186

		107,681

United Kingdom - 10.9%
3i Group PLC	4,484	38,308
Aberdeen Asset Management PLC	4,357	14,949
Admiral Group PLC	978	22,184
Anglo American PLC*	6,086	95,946
Ashtead Group PLC	2,300	47,261
Associated British Foods PLC	1,616	52,516
AstraZeneca PLC	5,423	312,500
Auto Trader Group PLC, 144A	4,553	22,327
Aviva PLC	18,079	111,718
Babcock International Group PLC	1,080	12,704
BAE Systems PLC	13,521	105,698
Barclays PLC	73,624	206,922
Barratt Developments PLC	4,331	27,489
Berkeley Group Holdings PLC	531	19,398
BP PLC	82,477	464,170
British American Tobacco PLC	8,092	510,080
British Land Co. PLC REIT	4,553	34,886
BT Group PLC	36,367	147,607
Bunzl PLC	1,447	40,489
Burberry Group PLC	1,955	41,870
Capita PLC	2,717	18,998
Centrica PLC	23,373	65,806
CNH Industrial NV	4,612	42,801
Cobham PLC	6,381	9,486
Coca-Cola European Partners PLC	670	23,331
Compass Group PLC	6,811	126,602
Croda International PLC	656	28,555
Diageo PLC	10,904	306,865
Direct Line Insurance Group PLC	5,742	24,474
Dixons Carphone PLC	4,159	15,637
easyJet PLC	843	9,948
Experian PLC	3,971	78,691
Fiat Chrysler Automobiles NV*	4,036	44,168
G4S PLC	6,512	21,179
GKN PLC	7,465	33,337
GlaxoSmithKline PLC	21,004	429,515
Hammerson PLC REIT	3,114	22,740
Hargreaves Lansdown PLC	1,203	19,928
HSBC Holdings PLC	86,583	694,576

IMI PLC	1,238	19,064
Imperial Brands PLC	4,232	199,181
Inmarsat PLC	2,084	18,399
InterContinental Hotels Group PLC	820	38,624
International Consolidated Airlines Group SA	4,682	31,159
Intertek Group PLC	727	31,817
Intu Properties PLC REIT	3,773	13,432
ITV PLC	15,725	39,513
J Sainsbury PLC	7,372	24,479
Johnson Matthey PLC	886	33,685
Kingfisher PLC	9,718	39,697
Land Securities Group PLC REIT	3,708	49,047
Legal & General Group PLC	26,671	82,174
Lloyds Banking Group PLC	282,144	240,412
London Stock Exchange Group PLC	1,371	52,363
Marks & Spencer Group PLC	7,565	31,428
Meggitt PLC	3,447	20,124
Merlin Entertainments PLC, 144A	2,554	15,592
National Grid PLC	16,050	194,675
Next PLC	606	28,777
Old Mutual PLC	21,564	58,358
Pearson PLC	3,902	32,634
Persimmon PLC	1,296	33,144
Petrofac Ltd.	1,322	14,624
Provident Financial PLC	689	24,964
Prudential PLC	11,575	230,882
Reckitt Benckiser Group PLC	2,736	248,206
RELX NV	4,287	75,982
RELX PLC	4,651	86,856
Rio Tinto Ltd.	1,845	87,689
Rio Tinto PLC	5,309	217,195
Rolls-Royce Holdings PLC*	7,883	76,981
Royal Bank of Scotland Group PLC*	15,306	45,164
Royal Mail PLC	3,055	15,717
RSA Insurance Group PLC	4,610	34,265
Sage Group PLC	5,139	41,194
Schroders PLC	598	22,803
Segro PLC REIT	2,958	18,125
Severn Trent PLC	1,267	36,757
Sky PLC	4,680	57,927
Smith & Nephew PLC	3,794	57,011
Smiths Group PLC	1,761	32,668
SSE PLC	4,445	84,995
St James’s Place PLC	2,321	30,384
Standard Chartered PLC*	14,658	131,393
Standard Life PLC	8,807	40,292
Tate & Lyle PLC	2,026	18,704
Taylor Wimpey PLC	13,786	30,791
Tesco PLC*	36,703	85,803
Travis Perkins PLC	1,023	19,320
Unilever NV	7,278	343,996
Unilever PLC	5,571	263,999
United Utilities Group PLC	3,381	41,051
Vodafone Group PLC	114,021	285,654
Weir Group PLC	979	22,875
Whitbread PLC	777	36,878
William Hill PLC	3,724	12,195
Wm Morrison Supermarkets PLC	10,021	30,166
Worldpay Group PLC, 144A	5,522	18,596
WPP PLC	5,230	123,108

		8,718,647

United States (d) - 0.5%
Carnival PLC	786	42,904
Shire PLC	3,920	236,105
Thomson Reuters Corp.	1,561	66,003
Valeant Pharmaceuticals International, Inc.*	1,359	19,328
Yum China Holdings, Inc.*	1,794	47,702

		412,042

TOTAL COMMON STOCKS
(Cost $75,399,146)		76,330,180

PREFERRED STOCKS - 1.5%
Brazil - 0.8%
Banco Bradesco SA	11,851	127,310
Braskem SA, Class A	839	8,719
Centrais Eletricas Brasileiras SA, Class B*	1,761	13,925

Cia Brasileira de Distribuicao	747	13,795
Cia Energetica de Minas Gerais	3,273	11,247
Cia Paranaense de Energia, Class B	394	4,268
Gerdau SA	4,348	18,099
Itau Unibanco Holding SA	14,218	182,946
Itausa - Investimentos Itau SA	16,050	51,797
Lojas Americanas SA	2,622	13,822
Petroleo Brasileiro SA*	17,007	82,985
Suzano Papel e Celulose SA, Class A	1,685	7,285
Telefonica Brasil SA	1,667	24,600
Vale SA	8,684	87,957

		648,755

Chile - 0.0%
Embotelladora Andina SA, Class B	2,730	10,441
Sociedad Quimica y Minera de Chile SA, Class B	518	16,260

		26,701

Colombia - 0.1%
Bancolombia SA	2,322	21,647
Grupo Aval Acciones y Valores SA	17,319	6,713

		28,360

Germany - 0.4%
Bayerische Motoren Werke AG	258	19,239
FUCHS PETROLUB SE	325	15,050
Henkel AG & Co. KGaA	773	96,550
Porsche Automobil Holding SE	665	36,740
Schaeffler AG	790	12,453
Volkswagen AG	825	122,099

		302,131

Russia - 0.0%
Surgutneftegas OJSC	30,089	16,406
Transneft PJSC	3	9,511

		25,917

South Korea - 0.2%
Amorepacific Corp.	54	7,999
Hyundai Motor Co.	110	9,524
Hyundai Motor Co. - 2nd Preferred	176	15,876
LG Chem Ltd.	54	8,477
Samsung Electronics Co. Ltd.	80	105,841

		147,717

TOTAL PREFERRED STOCKS
(Cost $964,035)		1,179,581

RIGHTS - 0.0%
Brazil - 0.0%
Itausa - Investimentos Itau SA*, expires 03/31/17	262	332

Taiwan - 0.0%
Advanced Semiconductor Engineering, Inc.*, expires 03/21/17	928	116

TOTAL RIGHTS
(Cost $0)		448

SECURITIES LENDING COLLATERAL - 1.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (e)(f)
(Cost $1,056,358)	1,056,358	1,056,358

TOTAL INVESTMENTS - 97.8%
(Cost $77,419,539) †		$78,566,567
Other assets and liabilities, net - 2.2%		1,722,689

NET ASSETS - 100.0%		$80,289,256

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $78,058,140. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $508,427. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,879,657 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,371,230.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $945,006, which is 1.2% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 28, 2017 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/28/17
Deutsche Bank AG	99,464	16,370	(4,777)	(1,803)	—	119,924

At February 28, 2017 the Deutsche X-trackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	18,183,577	23.5%
Industrials	9,095,609	11.7
Consumer Discretionary	8,723,520	11.2
Consumer Staples	7,707,348	10.0
Information Technology	7,373,162	9.5
Materials	6,338,181	8.2
Health Care	6,294,353	8.1
Energy	5,219,387	6.8
Telecommunication Services	3,523,072	4.5
Real Estate	2,639,973	3.4
Utilities	2,412,027	3.1

Total	77,510,209	100.0%

At February 28, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
E-mini MSCI EAFE Index	USD	2	$174,550	3/17/2017	$(120)
E-mini MSCI Emerging Markets Index Futures	USD	1	46,540	3/17/2017	(1,030)
SGX NIFTY 50 Futures	USD	80	1,425,840	3/30/2017	(1,444)

			$1,646,930		$(2,594)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(h)
Goldman Sachs & Co.	3/3/2017	AUD	107,000	USD	82,265	$234
JP Morgan & Chase Co.	3/3/2017	AUD	4,668,500	USD	3,541,225	(37,856)
RBC Capital Markets	3/3/2017	AUD	584,100	USD	443,107	(4,690)
RBC Capital Markets	3/3/2017	AUD	428,800	USD	327,252	(1,485)
Goldman Sachs & Co.	3/3/2017	BRL	356,300	USD	113,453	(989)
Goldman Sachs & Co.	3/3/2017	BRL	288,000	USD	90,840	(1,664)
Goldman Sachs & Co.	3/3/2017	BRL	4,014,800	USD	1,266,718	(22,817)
JP Morgan & Chase Co.	3/3/2017	BRL	70,100	USD	22,605	89
RBC Capital Markets	3/3/2017	BRL	42,700	USD	13,475	(240)
Goldman Sachs & Co.	3/3/2017	CAD	563,400	USD	427,903	3,710
Goldman Sachs & Co.	3/3/2017	CAD	6,335,200	USD	4,860,575	90,703
JP Morgan & Chase Co.	3/3/2017	CAD	105,400	USD	79,581	224
RBC Capital Markets	3/3/2017	CAD	601,800	USD	461,710	8,606
Goldman Sachs & Co.	3/3/2017	CHF	4,246,600	USD	4,309,869	80,852
Goldman Sachs & Co.	3/3/2017	CHF	367,500	USD	368,944	2,966
JP Morgan & Chase Co.	3/3/2017	CHF	45,200	USD	45,135	122
RBC Capital Markets	3/3/2017	CHF	248,100	USD	251,812	4,740
Goldman Sachs & Co.	3/3/2017	CLP	117,000	USD	181	1
Goldman Sachs & Co.	3/3/2017	CLP	129,977,700	USD	200,787	936
Goldman Sachs & Co.	3/3/2017	CLP	11,586,600	USD	17,874	58
RBC Capital Markets	3/3/2017	CLP	8,944,800	USD	13,817	63
Goldman Sachs & Co.	3/3/2017	COP	21,378,600	USD	7,446	149
Goldman Sachs & Co.	3/3/2017	COP	229,373,000	USD	78,229	(63)
JP Morgan & Chase Co.	3/3/2017	COP	3,679,200	USD	1,260	4
RBC Capital Markets	3/3/2017	COP	32,012,500	USD	10,917	(10)
Goldman Sachs & Co.	3/3/2017	CZK	1,025,200	USD	41,010	808
Goldman Sachs & Co.	3/3/2017	CZK	85,400	USD	3,377	28
RBC Capital Markets	3/3/2017	CZK	38,100	USD	1,526	32
Goldman Sachs & Co.	3/3/2017	DKK	512,800	USD	73,784	691
Goldman Sachs & Co.	3/3/2017	DKK	5,778,900	USD	840,641	16,934
JP Morgan & Chase Co.	3/3/2017	DKK	52,200	USD	7,594	153
RBC Capital Markets	3/3/2017	DKK	430,000	USD	62,547	1,256
Goldman Sachs & Co.	3/3/2017	EUR	748,200	USD	809,369	16,607
Goldman Sachs & Co.	3/3/2017	EUR	1,211,800	USD	1,296,113	12,140
JP Morgan & Chase Co.	3/3/2017	EUR	12,953,400	USD	14,012,664	287,772
RBC Capital Markets	3/3/2017	EUR	1,261,600	USD	1,364,780	28,040
Goldman Sachs & Co.	3/3/2017	GBP	609,300	USD	762,589	6,476
Goldman Sachs & Co.	3/3/2017	GBP	374,800	USD	471,742	6,633
JP Morgan & Chase Co.	3/3/2017	GBP	6,640,600	USD	8,358,258	117,582
RBC Capital Markets	3/3/2017	GBP	481,400	USD	605,929	8,533
Goldman Sachs & Co.	3/3/2017	HKD	1,994,600	USD	257,138	187
Goldman Sachs & Co.	3/3/2017	HKD	3,426,700	USD	441,784	345
Goldman Sachs & Co.	3/3/2017	HKD	1,229,000	USD	158,436	112
JP Morgan & Chase Co.	3/3/2017	HKD	36,306,200	USD	4,680,353	3,259
RBC Capital Markets	3/3/2017	HKD	1,590,800	USD	205,075	143
Goldman Sachs & Co.	3/3/2017	HUF	104,000	USD	362	5
Goldman Sachs & Co.	3/3/2017	HUF	1,708,800	USD	5,906	31
Goldman Sachs & Co.	3/3/2017	HUF	1,020,100	USD	3,556	49
JP Morgan & Chase Co.	3/3/2017	HUF	18,142,000	USD	63,231	859

RBC Capital Markets	3/3/2017	HUF	1,239,700	USD	4,321	59
Goldman Sachs & Co.	3/3/2017	IDR	310,297,300	USD	23,100	(159)
Goldman Sachs & Co.	3/3/2017	IDR	503,815,400	USD	37,663	(103)
JP Morgan & Chase Co.	3/3/2017	IDR	5,626,670,700	USD	420,717	(1,052)
RBC Capital Markets	3/3/2017	IDR	268,977,300	USD	20,088	(74)
Goldman Sachs & Co.	3/3/2017	ILS	571,500	USD	151,799	(5,176)
Goldman Sachs & Co.	3/3/2017	ILS	49,100	USD	13,108	(379)
RBC Capital Markets	3/3/2017	ILS	17,900	USD	4,754	(162)
Goldman Sachs & Co.	3/3/2017	JPY	71,251,000	USD	633,345	(960)
JP Morgan & Chase Co.	3/3/2017	JPY	10,281,300	USD	91,897	368
RBC Capital Markets	3/3/2017	JPY	117,212,600	USD	1,043,761	287
RBC Capital Markets	3/3/2017	JPY	82,681,900	USD	734,995	(1,072)
The Bank of New York Mellon	3/3/2017	JPY	1,281,368,400	USD	11,390,751	(16,507)
Goldman Sachs & Co.	3/3/2017	MXN	126,000	USD	6,053	(216)
Goldman Sachs & Co.	3/3/2017	MXN	617,100	USD	29,600	(1,100)
JP Morgan & Chase Co.	3/3/2017	MXN	1,039,000	USD	50,285	(1,404)
RBC Capital Markets	3/3/2017	MXN	350,400	USD	16,810	(622)
The Bank of New York Mellon	3/3/2017	MXN	11,518,800	USD	552,499	(20,547)
Goldman Sachs & Co.	3/3/2017	MYR	5,000	USD	1,124	(2)
Goldman Sachs & Co.	3/3/2017	MYR	2,124,900	USD	478,204	(298)
Goldman Sachs & Co.	3/3/2017	MYR	178,700	USD	40,094	(147)
JP Morgan & Chase Co.	3/3/2017	MYR	14,600	USD	3,288	1
RBC Capital Markets	3/3/2017	MYR	28,600	USD	6,446	5
Goldman Sachs & Co.	3/3/2017	NOK	9,000	USD	1,077	3
RBC Capital Markets	3/3/2017	NOK	274,700	USD	33,051	283
RBC Capital Markets	3/3/2017	NOK	380,600	USD	46,267	867
The Bank of New York Mellon	3/3/2017	NOK	2,924,200	USD	355,463	6,650
Goldman Sachs & Co.	3/3/2017	NZD	9,500	USD	6,959	117
Goldman Sachs & Co.	3/3/2017	NZD	16,100	USD	11,760	164
Goldman Sachs & Co.	3/3/2017	NZD	3,000	USD	2,199	38
JP Morgan & Chase Co.	3/3/2017	NZD	2,000	USD	1,446	6
The Bank of New York Mellon	3/3/2017	NZD	183,000	USD	134,046	2,243
Goldman Sachs & Co.	3/3/2017	PHP	723,200	USD	14,500	100
Goldman Sachs & Co.	3/3/2017	PHP	1,254,500	USD	25,155	176
Goldman Sachs & Co.	3/3/2017	PHP	590,000	USD	11,840	92
JP Morgan & Chase Co.	3/3/2017	PHP	102,200	USD	2,034	(1)
RBC Capital Markets	3/3/2017	PHP	277,600	USD	5,578	51
The Bank of New York Mellon	3/3/2017	PHP	13,565,600	USD	272,456	2,341
RBC Capital Markets	3/3/2017	PLN	70,100	USD	17,511	270
The Bank of Nova Scotia	3/3/2017	PLN	691,100	USD	172,644	2,668
The Bank of Nova Scotia	3/3/2017	PLN	63,400	USD	15,716	123
Goldman Sachs & Co.	3/3/2017	RUB	18,043,000	USD	298,111	(10,909)
Goldman Sachs & Co.	3/3/2017	RUB	10,874,300	USD	179,664	(6,578)
The Bank of Nova Scotia	3/3/2017	RUB	3,021,000	USD	50,491	(1,249)
The Bank of Nova Scotia	3/3/2017	RUB	7,334,400	USD	121,173	(4,442)
Goldman Sachs & Co.	3/3/2017	SEK	200,000	USD	22,208	47
JP Morgan & Chase Co.	3/3/2017	SEK	22,400	USD	2,487	5
RBC Capital Markets	3/3/2017	SEK	608,600	USD	69,703	2,269
The Bank of Nova Scotia	3/3/2017	SEK	12,154,900	USD	1,392,059	45,267

The Bank of Nova Scotia	3/3/2017	SEK	1,045,100	USD	117,938	2,139
Goldman Sachs & Co.	3/3/2017	SGD	32,000	USD	22,716	(119)
JP Morgan & Chase Co.	3/3/2017	SGD	6,100	USD	4,361	9
The Bank of Nova Scotia	3/3/2017	SGD	82,500	USD	58,209	(662)
The Bank of Nova Scotia	3/3/2017	SGD	964,000	USD	684,382	(3,515)
Goldman Sachs & Co.	3/3/2017	THB	4,098,500	USD	116,336	(1,077)
Goldman Sachs & Co.	3/3/2017	THB	253,000	USD	7,196	(52)
The Bank of Nova Scotia	3/3/2017	THB	9,446,800	USD	268,883	(1,747)
The Bank of Nova Scotia	3/3/2017	THB	1,149,900	USD	32,805	(137)
Goldman Sachs & Co.	3/3/2017	TRY	36,300	USD	9,535	(431)
Goldman Sachs & Co.	3/3/2017	TRY	37,000	USD	9,729	(430)
JP Morgan & Chase Co.	3/3/2017	TRY	7,900	USD	2,176	8
RBC Capital Markets	3/3/2017	TRY	46,100	USD	12,115	(541)
The Bank of Nova Scotia	3/3/2017	TRY	651,800	USD	171,308	(7,641)
The Bank of Nova Scotia	3/3/2017	TRY	63,600	USD	16,886	(575)
Goldman Sachs & Co.	3/3/2017	TWD	3,312,700	USD	105,864	(1,971)
JP Morgan & Chase Co.	3/3/2017	TWD	175,000	USD	5,611	(85)
RBC Capital Markets	3/3/2017	TWD	294,400	USD	9,403	(181)
The Bank of Nova Scotia	3/3/2017	TWD	62,472,600	USD	1,993,001	(40,610)
The Bank of Nova Scotia	3/3/2017	TWD	5,470,500	USD	176,269	(1,807)
Goldman Sachs & Co.	3/3/2017	USD	81,178	AUD	107,000	853
JP Morgan & Chase Co.	3/3/2017	USD	3,589,376	AUD	4,668,500	(10,295)
RBC Capital Markets	3/3/2017	USD	778,768	AUD	1,012,900	(2,234)
Goldman Sachs & Co.	3/3/2017	USD	1,502,839	BRL	4,659,100	(6,357)
JP Morgan & Chase Co.	3/3/2017	USD	22,139	BRL	70,100	376
RBC Capital Markets	3/3/2017	USD	13,773	BRL	42,700	(57)
Goldman Sachs & Co.	3/3/2017	USD	54,514	CAD	71,000	(1,057)
Goldman Sachs & Co.	3/3/2017	USD	5,155,104	CAD	6,827,600	(14,497)
JP Morgan & Chase Co.	3/3/2017	USD	80,869	CAD	105,400	(1,511)
RBC Capital Markets	3/3/2017	USD	454,377	CAD	601,800	(1,273)
Goldman Sachs & Co.	3/3/2017	USD	40,586	CHF	40,000	(751)
Goldman Sachs & Co.	3/3/2017	USD	4,567,696	CHF	4,574,100	(12,535)
JP Morgan & Chase Co.	3/3/2017	USD	45,874	CHF	45,200	(862)
RBC Capital Markets	3/3/2017	USD	247,741	CHF	248,100	(668)
Goldman Sachs & Co.	3/3/2017	USD	218,072	CLP	141,681,300	(226)
RBC Capital Markets	3/3/2017	USD	13,767	CLP	8,944,800	(14)
Goldman Sachs & Co.	3/3/2017	USD	397	COP	1,163,000	0
Goldman Sachs & Co.	3/3/2017	USD	85,898	COP	249,588,600	(706)
JP Morgan & Chase Co.	3/3/2017	USD	1,257	COP	3,679,200	(1)
RBC Capital Markets	3/3/2017	USD	10,953	COP	32,012,500	(26)
Goldman Sachs & Co.	3/3/2017	USD	42,182	CZK	1,072,600	(121)
Goldman Sachs & Co.	3/3/2017	USD	1,523	CZK	38,000	(33)
RBC Capital Markets	3/3/2017	USD	1,498	CZK	38,100	(4)
Goldman Sachs & Co.	3/3/2017	USD	884,053	DKK	6,183,700	(2,647)
Goldman Sachs & Co.	3/3/2017	USD	15,709	DKK	108,000	(315)
JP Morgan & Chase Co.	3/3/2017	USD	7,463	DKK	52,200	(22)
RBC Capital Markets	3/3/2017	USD	61,472	DKK	430,000	(182)
Goldman Sachs & Co.	3/3/2017	USD	1,634,355	EUR	1,538,000	(4,753)
Goldman Sachs & Co.	3/3/2017	USD	456,415	EUR	422,000	(9,281)

JP Morgan & Chase Co.	3/3/2017	USD	13,764,283	EUR	12,953,400	(39,390)
RBC Capital Markets	3/3/2017	USD	1,340,576	EUR	1,261,600	(3,836)
Goldman Sachs & Co.	3/3/2017	USD	994,415	GBP	799,100	(2,769)
Goldman Sachs & Co.	3/3/2017	USD	232,923	GBP	185,000	(3,347)
JP Morgan & Chase Co.	3/3/2017	USD	8,263,284	GBP	6,640,600	(22,608)
RBC Capital Markets	3/3/2017	USD	599,054	GBP	481,400	(1,659)
Goldman Sachs & Co.	3/3/2017	USD	856,702	HKD	6,650,300	14
JP Morgan & Chase Co.	3/3/2017	USD	4,677,222	HKD	36,306,200	(128)
RBC Capital Markets	3/3/2017	USD	204,935	HKD	1,590,800	(3)
Goldman Sachs & Co.	3/3/2017	USD	9,759	HUF	2,832,900	(20)
JP Morgan & Chase Co.	3/3/2017	USD	62,500	HUF	18,142,000	(128)
RBC Capital Markets	3/3/2017	USD	4,271	HUF	1,239,700	(9)
Goldman Sachs & Co.	3/3/2017	USD	12,002	IDR	160,161,000	4
Goldman Sachs & Co.	3/3/2017	USD	49,022	IDR	653,951,700	(2)
JP Morgan & Chase Co.	3/3/2017	USD	422,106	IDR	5,626,670,700	(336)
RBC Capital Markets	3/3/2017	USD	20,163	IDR	268,977,300	(1)
Goldman Sachs & Co.	3/3/2017	USD	170,475	ILS	620,600	(14)
RBC Capital Markets	3/3/2017	USD	4,917	ILS	17,900	(1)
Goldman Sachs & Co.	3/3/2017	USD	164,286	JPY	18,469,000	132
Goldman Sachs & Co.	3/3/2017	USD	471,762	JPY	52,782,000	(1,876)
JP Morgan & Chase Co.	3/3/2017	USD	91,391	JPY	10,281,300	138
RBC Capital Markets	3/3/2017	USD	1,786,607	JPY	199,894,500	(7,065)
The Bank of New York Mellon	3/3/2017	USD	11,453,244	JPY	1,281,368,400	(45,986)
Goldman Sachs & Co.	3/3/2017	USD	37,163	MXN	743,100	(194)
JP Morgan & Chase Co.	3/3/2017	USD	44,749	MXN	894,800	(234)
JP Morgan & Chase Co.	3/3/2017	USD	6,917	MXN	144,200	256
RBC Capital Markets	3/3/2017	USD	17,524	MXN	350,400	(92)
The Bank of New York Mellon	3/3/2017	USD	576,074	MXN	11,518,800	(3,028)
Goldman Sachs & Co.	3/3/2017	USD	519,955	MYR	2,308,600	(86)
JP Morgan & Chase Co.	3/3/2017	USD	3,293	MYR	14,600	(5)
RBC Capital Markets	3/3/2017	USD	6,444	MYR	28,600	(4)
Goldman Sachs & Co.	3/3/2017	USD	1,094	NOK	9,000	(20)
RBC Capital Markets	3/3/2017	USD	78,410	NOK	655,300	(243)
The Bank of New York Mellon	3/3/2017	USD	349,900	NOK	2,924,200	(1,087)
Goldman Sachs & Co.	3/3/2017	USD	20,684	NZD	28,600	(86)
JP Morgan & Chase Co.	3/3/2017	USD	1,465	NZD	2,000	(25)
The Bank of New York Mellon	3/3/2017	USD	132,351	NZD	183,000	(549)
Goldman Sachs & Co.	3/3/2017	USD	51,109	PHP	2,567,700	19
JP Morgan & Chase Co.	3/3/2017	USD	2,054	PHP	102,200	(19)
RBC Capital Markets	3/3/2017	USD	5,525	PHP	277,600	2
The Bank of New York Mellon	3/3/2017	USD	270,070	PHP	13,565,600	46
RBC Capital Markets	3/3/2017	USD	17,264	PLN	70,100	(23)
The Bank of Nova Scotia	3/3/2017	USD	185,821	PLN	754,500	(252)
Goldman Sachs & Co.	3/3/2017	USD	494,606	RUB	28,917,300	657
The Bank of Nova Scotia	3/3/2017	USD	177,209	RUB	10,355,400	147
Goldman Sachs & Co.	3/3/2017	USD	22,914	SEK	200,000	(754)
JP Morgan & Chase Co.	3/3/2017	USD	2,566	SEK	22,400	(84)
RBC Capital Markets	3/3/2017	USD	67,575	SEK	608,600	(141)
The Bank of Nova Scotia	3/3/2017	USD	1,465,649	SEK	13,200,000	(3,057)

Goldman Sachs & Co.	3/3/2017	USD	22,862	SGD	32,000	(27)
JP Morgan & Chase Co.	3/3/2017	USD	4,331	SGD	6,100	22
The Bank of Nova Scotia	3/3/2017	USD	748,478	SGD	1,046,500	(1,711)
Goldman Sachs & Co.	3/3/2017	USD	124,792	THB	4,351,500	(131)
The Bank of Nova Scotia	3/3/2017	USD	304,022	THB	10,596,700	(450)
Goldman Sachs & Co.	3/3/2017	USD	20,195	TRY	73,300	(71)
JP Morgan & Chase Co.	3/3/2017	USD	2,075	TRY	7,900	94
RBC Capital Markets	3/3/2017	USD	12,701	TRY	46,100	(45)
The Bank of Nova Scotia	3/3/2017	USD	197,178	TRY	715,400	(767)
Goldman Sachs & Co.	3/3/2017	USD	19,581	TWD	609,000	243
Goldman Sachs & Co.	3/3/2017	USD	2,210,035	TWD	67,943,100	1,651
Goldman Sachs & Co.	3/3/2017	USD	87,945	TWD	2,703,700	66
JP Morgan & Chase Co.	3/3/2017	USD	5,690	TWD	175,000	6
RBC Capital Markets	3/3/2017	USD	9,574	TWD	294,400	9
Goldman Sachs & Co.	3/3/2017	USD	13,851	ZAR	187,000	397
JP Morgan & Chase Co.	3/3/2017	USD	12,894	ZAR	174,700	417
RBC Capital Markets	3/3/2017	USD	49,097	ZAR	642,300	(160)
The Bank of Nova Scotia	3/3/2017	USD	1,257,926	ZAR	16,449,900	(4,580)
Goldman Sachs & Co.	3/3/2017	ZAR	187,000	USD	14,293	45
JP Morgan & Chase Co.	3/3/2017	ZAR	174,700	USD	13,353	43
RBC Capital Markets	3/3/2017	ZAR	642,300	USD	47,411	(1,527)
The Bank of Nova Scotia	3/3/2017	ZAR	1,287,000	USD	95,247	(2,812)
The Bank of Nova Scotia	3/3/2017	ZAR	15,162,900	USD	1,119,157	(36,130)
Goldman Sachs & Co.	3/6/2017	AED	513,600	USD	139,740	(107)
Goldman Sachs & Co.	3/6/2017	AED	37,700	USD	10,257	(8)
Goldman Sachs & Co.	3/6/2017	AED	45,200	USD	12,304	(3)
Goldman Sachs & Co.	3/6/2017	KRW	146,596,300	USD	125,785	(3,868)
Goldman Sachs & Co.	3/6/2017	KRW	46,628,000	USD	40,466	(773)
Goldman Sachs & Co.	3/6/2017	KRW	248,212,900	USD	216,704	(2,821)
JP Morgan & Chase Co.	3/6/2017	KRW	2,677,016,300	USD	2,317,402	(50,216)
RBC Capital Markets	3/6/2017	KRW	108,313,700	USD	94,014	(1,781)
Goldman Sachs & Co.	3/6/2017	QAR	550,900	USD	151,190	(93)
Goldman Sachs & Co.	3/6/2017	QAR	46,400	USD	12,737	(5)
Goldman Sachs & Co.	3/6/2017	QAR	6,000	USD	1,648	0
Goldman Sachs & Co.	3/6/2017	USD	2,450	AED	9,000	0
Goldman Sachs & Co.	3/6/2017	USD	159,973	AED	587,500	(4)
Goldman Sachs & Co.	3/6/2017	USD	390,822	KRW	441,437,200	(404)
JP Morgan & Chase Co.	3/6/2017	USD	2,371,349	KRW	2,677,016,300	(3,732)
RBC Capital Markets	3/6/2017	USD	95,789	KRW	108,313,700	6
Goldman Sachs & Co.	3/6/2017	USD	165,687	QAR	603,300	(15)
Goldman Sachs & Co.	4/5/2017	AED	587,500	USD	159,921	(25)
Goldman Sachs & Co.	4/5/2017	AUD	6,000	USD	4,610	14
JP Morgan & Chase Co.	4/5/2017	AUD	4,668,500	USD	3,586,598	10,322
RBC Capital Markets	4/5/2017	AUD	1,012,900	USD	778,162	2,236
Goldman Sachs & Co.	4/5/2017	BRL	178,000	USD	56,463	(250)
Goldman Sachs & Co.	4/5/2017	BRL	4,631,700	USD	1,481,386	5,674
Goldman Sachs & Co.	4/5/2017	CAD	6,827,600	USD	5,156,291	14,391
Goldman Sachs & Co.	4/5/2017	CAD	150,000	USD	112,668	(298)
RBC Capital Markets	4/5/2017	CAD	8,000	USD	6,042	17

RBC Capital Markets	4/5/2017	CAD	601,800	USD	454,481	1,262
Goldman Sachs & Co.	4/5/2017	CHF	4,574,100	USD	4,576,709	12,210
RBC Capital Markets	4/5/2017	CHF	248,100	USD	248,222	642
RBC Capital Markets	4/5/2017	CHF	140,000	USD	140,074	368
Goldman Sachs & Co.	4/5/2017	CLP	141,681,300	USD	217,603	185
RBC Capital Markets	4/5/2017	CLP	8,944,800	USD	13,742	15
Goldman Sachs & Co.	4/5/2017	COP	249,588,600	USD	85,464	676
RBC Capital Markets	4/5/2017	COP	32,012,500	USD	10,903	28
Goldman Sachs & Co.	4/5/2017	CZK	1,072,600	USD	42,254	100
RBC Capital Markets	4/5/2017	CZK	38,100	USD	1,501	4
Goldman Sachs & Co.	4/5/2017	DKK	6,183,700	USD	885,493	2,569
JP Morgan & Chase Co.	4/5/2017	DKK	52,200	USD	7,475	22
RBC Capital Markets	4/5/2017	DKK	430,000	USD	61,569	173
Goldman Sachs & Co.	4/5/2017	EGP	430,000	USD	26,140	583
Goldman Sachs & Co.	4/5/2017	EUR	1,538,000	USD	1,636,893	4,675
JP Morgan & Chase Co.	4/5/2017	EUR	12,953,400	USD	13,784,814	37,883
RBC Capital Markets	4/5/2017	EUR	62,000	USD	65,983	184
RBC Capital Markets	4/5/2017	EUR	1,261,600	USD	1,342,601	3,715
Goldman Sachs & Co.	4/5/2017	GBP	799,100	USD	995,279	2,759
JP Morgan & Chase Co.	4/5/2017	GBP	6,640,600	USD	8,270,044	22,101
RBC Capital Markets	4/5/2017	GBP	481,400	USD	599,567	1,645
RBC Capital Markets	4/5/2017	GBP	186,000	USD	231,655	634
Goldman Sachs & Co.	4/5/2017	HUF	2,832,900	USD	9,769	18
JP Morgan & Chase Co.	4/5/2017	HUF	18,142,000	USD	62,569	127
RBC Capital Markets	4/5/2017	HUF	1,239,700	USD	4,275	8
Goldman Sachs & Co.	4/5/2017	IDR	653,951,700	USD	48,784	(50)
JP Morgan & Chase Co.	4/5/2017	IDR	5,626,670,700	USD	420,591	420
RBC Capital Markets	4/5/2017	IDR	268,977,300	USD	20,095	10
Goldman Sachs & Co.	4/5/2017	ILS	620,600	USD	170,593	(20)
RBC Capital Markets	4/5/2017	ILS	17,900	USD	4,921	0
Goldman Sachs & Co.	4/5/2017	JPY	52,782,000	USD	472,453	1,862
JP Morgan & Chase Co.	4/5/2017	JPY	8,979,000	USD	80,367	312
RBC Capital Markets	4/5/2017	JPY	199,894,500	USD	1,789,165	6,957
The Bank of New York Mellon	4/5/2017	JPY	1,281,368,400	USD	11,469,339	44,983
Goldman Sachs & Co.	4/5/2017	KRW	441,437,200	USD	390,722	186
JP Morgan & Chase Co.	4/5/2017	KRW	2,677,016,300	USD	2,371,538	3,209
RBC Capital Markets	4/5/2017	KRW	108,313,700	USD	95,806	(18)
Goldman Sachs & Co.	4/5/2017	MXN	743,100	USD	36,978	197
JP Morgan & Chase Co.	4/5/2017	MXN	894,800	USD	44,532	243
RBC Capital Markets	4/5/2017	MXN	350,400	USD	17,438	94
The Bank of New York Mellon	4/5/2017	MXN	11,518,800	USD	573,240	3,097
Goldman Sachs & Co.	4/5/2017	MYR	2,308,600	USD	518,787	(160)
RBC Capital Markets	4/5/2017	MYR	28,600	USD	6,432	3
RBC Capital Markets	4/5/2017	NOK	655,300	USD	78,428	241
The Bank of New York Mellon	4/5/2017	NOK	2,924,200	USD	349,980	1,077
Goldman Sachs & Co.	4/5/2017	NZD	28,600	USD	20,663	86
The Bank of New York Mellon	4/5/2017	NZD	183,000	USD	132,213	547
Goldman Sachs & Co.	4/5/2017	PHP	2,567,700	USD	50,906	(150)
Goldman Sachs & Co.	4/5/2017	PHP	13,565,600	USD	268,945	(795)

RBC Capital Markets	4/5/2017	PHP	277,600	USD	5,502	(17)
RBC Capital Markets	4/5/2017	PLN	70,100	USD	17,255	23
The Bank of Nova Scotia	4/5/2017	PLN	754,500	USD	185,712	243
The Bank of Nova Scotia	4/5/2017	PLN	138,000	USD	33,956	33
Goldman Sachs & Co.	4/5/2017	QAR	603,300	USD	165,619	(3)
Goldman Sachs & Co.	4/5/2017	RUB	28,917,300	USD	490,413	(528)
The Bank of Nova Scotia	4/5/2017	RUB	10,355,400	USD	175,407	(400)
Goldman Sachs & Co.	4/5/2017	SEK	908,000	USD	100,961	172
RBC Capital Markets	4/5/2017	SEK	608,600	USD	67,691	136
The Bank of Nova Scotia	4/5/2017	SEK	13,200,000	USD	1,468,094	2,882
Goldman Sachs & Co.	4/5/2017	SGD	32,000	USD	22,865	26
JP Morgan & Chase Co.	4/5/2017	SGD	1,046,500	USD	748,384	1,458
Goldman Sachs & Co.	4/5/2017	THB	10,596,700	USD	303,674	210
Goldman Sachs & Co.	4/5/2017	THB	4,351,500	USD	124,703	86
Goldman Sachs & Co.	4/5/2017	TRY	73,300	USD	20,007	76
JP Morgan & Chase Co.	4/5/2017	TRY	715,400	USD	195,320	799
RBC Capital Markets	4/5/2017	TRY	46,100	USD	12,586	51
Goldman Sachs & Co.	4/5/2017	USD	19,330	AED	71,000	0
RBC Capital Markets	4/5/2017	USD	82,207	AUD	107,000	(240)
JP Morgan & Chase Co.	4/5/2017	USD	79,600	CAD	105,400	(223)
JP Morgan & Chase Co.	4/5/2017	USD	45,221	CHF	45,200	(115)
RBC Capital Markets	4/5/2017	USD	7,212	CLP	4,700,000	0
Goldman Sachs & Co.	4/5/2017	USD	14,342	COP	42,000,000	(74)
JP Morgan & Chase Co.	4/5/2017	USD	1,254	COP	3,679,200	(4)
Goldman Sachs & Co.	4/5/2017	USD	8,519	CZK	216,000	(30)
RBC Capital Markets	4/5/2017	USD	23,057	DKK	161,000	(69)
JP Morgan & Chase Co.	4/5/2017	USD	18,703	HUF	5,421,000	(45)
JP Morgan & Chase Co.	4/5/2017	USD	24,818	IDR	331,715,000	(47)
Goldman Sachs & Co.	4/5/2017	USD	33,003	ILS	120,000	(13)
Goldman Sachs & Co.	4/5/2017	USD	128,757	JPY	14,500,000	521
JP Morgan & Chase Co.	4/5/2017	USD	92,024	JPY	10,281,300	(358)
JP Morgan & Chase Co.	4/5/2017	USD	98,454	KRW	111,000,000	(253)
The Bank of New York Mellon	4/5/2017	USD	18,765	MXN	377,000	(104)
Goldman Sachs & Co.	4/5/2017	USD	62,558	MYR	278,000	(66)
Goldman Sachs & Co.	4/5/2017	USD	3,282	MYR	14,600	0
Goldman Sachs & Co.	4/5/2017	USD	1,077	NOK	9,000	(3)
The Bank of New York Mellon	4/5/2017	USD	56,020	NOK	468,000	(180)
JP Morgan & Chase Co.	4/5/2017	USD	1,445	NZD	2,000	(6)
The Bank of New York Mellon	4/5/2017	USD	48,402	NZD	67,000	(197)
Goldman Sachs & Co.	4/5/2017	USD	99,292	PHP	4,992,000	(30)
Goldman Sachs & Co.	4/5/2017	USD	2,028	PHP	102,200	4
Goldman Sachs & Co.	4/5/2017	USD	3,569	QAR	13,000	(1)
Goldman Sachs & Co.	4/5/2017	USD	78,120	RUB	4,600,000	(24)
The Bank of Nova Scotia	4/5/2017	USD	2,492	SEK	22,400	(5)
The Bank of Nova Scotia	4/5/2017	USD	22,249	SEK	200,000	(48)
JP Morgan & Chase Co.	4/5/2017	USD	4,362	SGD	6,100	(8)
JP Morgan & Chase Co.	4/5/2017	USD	24,323	SGD	34,000	(56)
Goldman Sachs & Co.	4/5/2017	USD	5,791	THB	202,000	(6)
JP Morgan & Chase Co.	4/5/2017	USD	25,946	TRY	95,000	(115)

JP Morgan & Chase Co.	4/5/2017	USD	2,157	TRY	7,900	(9)
Goldman Sachs & Co.	4/5/2017	USD	13,276	ZAR	174,700	(46)
Goldman Sachs & Co.	4/5/2017	USD	14,211	ZAR	187,000	(49)
Goldman Sachs & Co.	4/5/2017	ZAR	16,449,900	USD	1,250,098	4,285
RBC Capital Markets	4/5/2017	ZAR	642,300	USD	48,812	168
RBC Capital Markets	4/5/2017	ZAR	485,000	USD	36,856	126
Goldman Sachs & Co.	4/7/2017	HKD	6,650,300	USD	857,077	(58)
Goldman Sachs & Co.	4/7/2017	HKD	263,000	USD	33,894	(4)
JP Morgan & Chase Co.	4/7/2017	HKD	36,306,200	USD	4,679,423	39
RBC Capital Markets	4/7/2017	HKD	1,590,800	USD	205,013	(20)
Goldman Sachs & Co.	4/7/2017	INR	54,631,000	USD	815,924	1,468
Goldman Sachs & Co.	4/7/2017	TWD	2,703,700	USD	88,106	(19)
Goldman Sachs & Co.	4/7/2017	TWD	466,000	USD	15,241	52
Goldman Sachs & Co.	4/7/2017	TWD	67,943,100	USD	2,214,068	(472)
JP Morgan & Chase Co.	4/7/2017	TWD	175,000	USD	5,699	(5)
RBC Capital Markets	4/7/2017	TWD	294,400	USD	9,590	(6)

Total net unrealized appreciation						$443,947

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$76,301,924	$—	$28,256	$76,330,180
Preferred Stocks (i)	1,179,581	—	—	1,179,581
Rights (i)	448	—	—	448
Short-Term Investments	1,056,358	—	—	1,056,358
Derivatives(j)
Forward Foreign Currency Exchange Contracts	—	976,053	—	976,053

TOTAL	$78,538,311	$976,053	$28,256	$79,542,620

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$—	$(532,106)	$—	$(532,106)
Futures Contracts	(2,594)	—	—	(2,594)

TOTAL	$(2,594)	$(532,106)	$—	$(534,700)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended February 28, 2017, the amount of transfers between Level 1 and Level 3 was $10,970. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.8%
Australia - 20.4%
AGL Energy Ltd.	553	$10,227
Alumina Ltd.	1,704	2,410
Amcor Ltd.	917	9,878
AMP Ltd.	2,161	8,085
APA Group (a)	882	5,721
Aristocrat Leisure Ltd.	392	4,989
ASX Ltd.	159	6,245
Aurizon Holdings Ltd.	1,624	6,375
AusNet Services	1,411	1,753
Australia & New Zealand Banking Group Ltd.	2,317	54,892
Bank of Queensland Ltd.	325	2,953
Bendigo & Adelaide Bank Ltd.	390	3,654
BHP Billiton Ltd.	2,542	48,724
Boral Ltd.	1,014	4,556
Brambles Ltd.	1,287	9,187
Caltex Australia Ltd.	206	4,444
Challenger Ltd.	421	3,693
CIMIC Group Ltd.	91	2,633
Coca-Cola Amatil Ltd.	453	3,560
Cochlear Ltd.	45	4,504
Commonwealth Bank of Australia	1,364	86,089
Computershare Ltd.	368	3,812
Crown Resorts Ltd.	288	2,795
CSL Ltd.	361	32,621
Dexus Property Group REIT	742	5,370
Domino’s Pizza Enterprises Ltd. (b)	39	1,666
DUET Group (a)	1,926	4,061
Flight Centre Travel Group Ltd.	23	509
Fortescue Metals Group Ltd.	1,250	6,354
Goodman Group REIT	1,416	8,197
GPT Group REIT	1,423	5,379
Harvey Norman Holdings Ltd.	440	1,737
Healthscope Ltd.	1,374	2,370
Incitec Pivot Ltd.	1,456	4,097
Insurance Australia Group Ltd.	1,874	8,621
LendLease Group (a)	438	5,114
Macquarie Group Ltd.	245	16,277
Medibank Pvt Ltd.	2,180	4,713
Mirvac Group REIT	2,770	4,566
National Australia Bank Ltd.	2,097	51,433
Newcrest Mining Ltd.	607	10,304
Oil Search Ltd.	1,085	5,806
Orica Ltd.	325	4,557
Origin Energy Ltd.*	1,337	6,725
Qantas Airways Ltd.	526	1,512
QBE Insurance Group Ltd.	1,086	10,250
Ramsay Health Care Ltd.	112	5,992
REA Group Ltd.	42	1,820
Santos Ltd.*	1,448	4,219
Scentre Group REIT	4,141	13,843
SEEK Ltd.	264	3,176
Sonic Healthcare Ltd.	313	5,164
South32 Ltd.	4,377	8,356
Stockland REIT	1,904	6,890
Suncorp Group Ltd.	1,021	10,388
Sydney Airport (a)	873	4,056
Tabcorp Holdings Ltd.	661	2,159
Tatts Group Ltd.	1,066	3,318
Telstra Corp. Ltd.	3,309	12,228
TPG Telecom Ltd. (b)	244	1,167
Transurban Group (a)	1,617	13,675
Treasury Wine Estates Ltd.	584	5,333
Vicinity Centres REIT	2,664	5,903
Vocus Group Ltd. (b)	417	1,400
Wesfarmers Ltd.	924	30,264
Westfield Corp. REIT	1,627	10,977
Westpac Banking Corp.	2,631	67,979
Woodside Petroleum Ltd.	612	14,705
Woolworths Ltd.	1,020	20,145

		746,575

China - 20.9%
3SBio, Inc., 144A*	558	679
58.com, Inc., ADR* (b)	67	2,452
AAC Technologies Holdings, Inc.	664	6,992
Agricultural Bank of China Ltd., Class H	19,111	8,813
Air China Ltd., Class H	1,105	853
Alibaba Group Holding Ltd., ADR*	883	90,861

Aluminum Corp. of China Ltd., Class H*	2,465	1,229
Anhui Conch Cement Co. Ltd., Class H	772	2,690
ANTA Sports Products Ltd.	704	2,131
AviChina Industry & Technology Co. Ltd., Class H	1,709	1,244
Baidu, Inc., ADR*	215	37,438
Bank of China Ltd., Class H	61,985	31,380
Bank of Communications Co. Ltd., Class H	6,915	5,514
Beijing Capital International Airport Co. Ltd., Class H	636	682
Belle International Holdings Ltd.	4,830	3,329
BYD Co. Ltd., Class H (b)	555	3,264
CGN Power Co. Ltd., Class H, 144A	7,417	2,255
China Cinda Asset Management Co. Ltd., Class H	6,471	2,551
China CITIC Bank Corp. Ltd., Class H	7,310	5,019
China Coal Energy Co. Ltd., Class H*	2,000	1,059
China Communications Construction Co. Ltd., Class H	3,900	5,034
China Communications Services Corp. Ltd., Class H	2,413	1,613
China Conch Venture Holdings Ltd.	1,069	2,118
China Construction Bank Corp., Class H	66,533	54,766
China Everbright Bank Co. Ltd., Class H	2,257	1,143
China Evergrande Group	3,355	2,520
China Galaxy Securities Co. Ltd., Class H	2,118	2,076
China Huarong Asset Management Co. Ltd., Class H, 144A*	5,000	1,977
China Huishan Dairy Holdings Co. Ltd.	2,821	1,032
China Life Insurance Co. Ltd., Class H	5,602	17,067
China Longyuan Power Group Corp. Ltd., Class H	2,370	2,033
China Medical System Holdings Ltd.	693	1,128
China Mengniu Dairy Co. Ltd.	1,861	3,668
China Merchants Bank Co. Ltd., Class H	3,329	8,855
China Minsheng Banking Corp. Ltd., Class H	4,819	5,500
China National Building Material Co. Ltd., Class H	1,364	995
China Oilfield Services Ltd., Class H	1,719	1,714
China Pacific Insurance Group Co. Ltd., Class H	2,183	8,000
China Petroleum & Chemical Corp., Class H	20,532	15,922
China Railway Construction Corp. Ltd., Class H	1,518	2,147
China Railway Group Ltd., Class H	3,398	2,972
China Shenhua Energy Co. Ltd., Class H	2,500	5,230
China Southern Airlines Co. Ltd., Class H	1,203	783
China Telecom Corp. Ltd., Class H	10,364	4,873
China Vanke Co. Ltd., Class H	1,155	2,901
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,867	1,311
CITIC Securities Co. Ltd., Class H	1,934	4,136
CNOOC Ltd.	13,844	16,371
Country Garden Holdings Co. Ltd.	3,932	2,816
CRRC Corp. Ltd., Class H	3,470	3,330
CSPC Pharmaceutical Group Ltd.	3,791	4,639
Ctrip.com International Ltd., ADR*	297	14,090
Dongfeng Motor Group Co. Ltd., Class H	1,460	1,732
ENN Energy Holdings Ltd.	865	4,179
Fosun International Ltd.	2,143	3,368

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	400	1,247
Geely Automobile Holdings Ltd.	4,165	5,666
GF Securities Co. Ltd., Class H	950	2,093
GOME Electrical Appliances Holding Ltd.	8,085	1,125
Great Wall Motor Co. Ltd., Class H	2,480	3,048
Guangzhou Automobile Group Co. Ltd., Class H	2,549	4,275
Guangzhou R&F Properties Co. Ltd., Class H	846	1,168
Haitian International Holdings Ltd.	600	1,261
Haitong Securities Co. Ltd., Class H	2,620	4,799
Hengan International Group Co. Ltd.	687	5,867
Huaneng Power International, Inc., Class H	3,907	2,662
Huaneng Renewables Corp. Ltd., Class H	2,710	922
Huatai Securities Co. Ltd., Class H, 144A	1,113	2,271
Industrial & Commercial Bank of China Ltd., Class H	58,783	38,543
JD.com, Inc., ADR*	540	16,508
Jiangsu Expressway Co. Ltd., Class H	196	259
Jiangxi Copper Co. Ltd., Class H	552	930
Kingsoft Corp. Ltd.	656	1,443
Lenovo Group Ltd.	4,683	2,811
Longfor Properties Co. Ltd.	1,217	1,947
NetEase, Inc., ADR	59	17,999
New China Life Insurance Co. Ltd., Class H	644	3,173
New Oriental Education & Technology Group, Inc., ADR*	106	5,131
People’s Insurance Co. Group of China Ltd., Class H	5,999	2,465
PetroChina Co. Ltd., Class H	17,489	13,315
PICC Property & Casualty Co. Ltd., Class H	2,931	4,478
Ping An Insurance Group Co. of China Ltd., Class H	4,088	21,802
Qunar Cayman Islands Ltd., ADR *(b)	17	517
Semiconductor Manufacturing International Corp.*	2,339	3,043
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,151	1,896
Shanghai Electric Group Co. Ltd., Class H*	1,351	700
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	126	433
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	574	1,479
Shenzhou International Group Holdings Ltd.	438	2,618
SINA Corp.*	46	3,198
Sino-Ocean Group Holding Ltd.	2,500	1,243
Sinopec Engineering Group Co. Ltd., Class H	443	402
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,919	1,767
Sinopharm Group Co. Ltd., Class H	845	3,908
Sinotrans Ltd., Class H	924	419
SOHO China Ltd.	977	506
Sunac China Holdings Ltd.	1,675	1,741
Sunny Optical Technology Group Co. Ltd.	705	4,536
TAL Education Group, ADR*	34	2,940
Tencent Holdings Ltd.	4,518	120,474
Tingyi Cayman Islands Holding Corp.	2,023	2,267
TravelSky Technology Ltd., Class H	898	1,960
Tsingtao Brewery Co. Ltd., Class H	282	1,297
Vipshop Holdings Ltd., ADR*	321	4,176
Want Want China Holdings Ltd.	4,229	2,724
Weibo Corp., ADR*	25	1,263
Weichai Power Co. Ltd., Class H	1,502	2,643
Yangzijiang Shipbuilding Holdings Ltd.	1,502	991

Yanzhou Coal Mining Co. Ltd., Class H	492	395
YY, Inc., ADR*	23	1,019
Zhejiang Expressway Co. Ltd., Class H	2,031	2,284
Zhuzhou CRRC Times Electric Co. Ltd., Class H	404	2,175
Zijin Mining Group Co. Ltd., Class H	4,426	1,671
ZTE Corp., Class H	649	1,057

		767,424

Hong Kong - 13.0%
AIA Group Ltd.	9,520	60,152
Alibaba Health Information Technology Ltd.*	2,881	1,266
Alibaba Pictures Group Ltd.*	9,764	1,635
ASM Pacific Technology Ltd.	216	2,686
Bank of East Asia Ltd.	864	3,573
Beijing Enterprises Holdings Ltd.	304	1,590
Beijing Enterprises Water Group Ltd.*	3,350	2,395
BOC Hong Kong Holdings Ltd.	3,001	11,868
Brilliance China Automotive Holdings Ltd.	2,704	4,250
Cathay Pacific Airways Ltd.	819	1,203
Cheung Kong Infrastructure Holdings Ltd.	343	2,826
Cheung Kong Property Holdings Ltd.	2,200	14,963
China Everbright International Ltd.	1,661	2,152
China Everbright Ltd.	684	1,357
China Gas Holdings Ltd.	2,324	3,449
China Jinmao Holdings Group Ltd.	3,451	1,071
China Merchants Port Holdings Co. Ltd.	1,095	3,054
China Mobile Ltd.	4,789	52,807
China Overseas Land & Investment Ltd.	3,432	10,566
China Power International Development Ltd.	1,641	636
China Resources Beer Holdings Co. Ltd.*	1,328	3,014
China Resources Gas Group Ltd.	1,306	3,987
China Resources Land Ltd.	1,801	4,918
China Resources Power Holdings Co. Ltd.	556	1,007
China State Construction International Holdings Ltd.	1,913	3,130
China Taiping Insurance Holdings Co. Ltd.*	1,118	2,618
China Unicom Hong Kong Ltd.	5,127	6,235
CITIC Ltd.	3,008	4,317
CK Hutchison Holdings Ltd.	2,109	26,054
CLP Holdings Ltd.	1,161	11,808
COSCO SHIPPING Ports Ltd.	1,202	1,339
Far East Horizon Ltd.	1,253	1,206
First Pacific Co. Ltd.	1,502	1,103
Fullshare Holdings Ltd. (b)	5,648	2,190
Galaxy Entertainment Group Ltd.	1,898	9,095
GCL-Poly Energy Holdings Ltd.*	10,620	1,450
Guangdong Investment Ltd.	2,435	3,319
Haier Electronics Group Co. Ltd.	1,109	2,040
Hanergy Thin Film Power Group Ltd.*	36,273	0
Hang Lung Group Ltd.	753	3,128
Hang Lung Properties Ltd.	2,098	5,297
Hang Seng Bank Ltd.	592	12,141
Henderson Land Development Co. Ltd.	1,087	6,315
HK Electric Investments & HK Electric Investments Ltd., 144A (a)	2,259	1,973
HKT Trust & HKT Ltd. (a)	2,259	3,015
Hong Kong & China Gas Co. Ltd.	5,548	10,677
Hong Kong Exchanges & Clearing Ltd.	944	23,433
Hongkong Land Holdings Ltd.	900	6,147
Hysan Development Co. Ltd.	634	2,956
Jardine Matheson Holdings Ltd.	200	12,436
Jardine Strategic Holdings Ltd.	200	7,460

Kerry Properties Ltd.	639	1,959
Kunlun Energy Co. Ltd.	1,627	1,415
Li & Fung Ltd.	5,319	2,371
Link REIT	1,534	10,582
Melco Crown Entertainment Ltd., ADR	151	2,472
MTR Corp. Ltd.	1,195	6,319
New World Development Co. Ltd.	3,978	5,206
Nine Dragons Paper Holdings Ltd.	1,504	1,908
NWS Holdings Ltd.	942	1,716
PCCW Ltd.	3,765	2,294
Power Assets Holdings Ltd.	1,093	9,807
Shanghai Industrial Holdings Ltd.	253	706
Shangri-La Asia Ltd.	596	759
Shimao Property Holdings Ltd.	1,060	1,521
Sino Biopharmaceutical Ltd.	3,904	3,369
Sino Land Co. Ltd.	2,770	4,824
SJM Holdings Ltd.	1,289	1,058
Sun Art Retail Group Ltd.	1,801	1,735
Sun Hung Kai Properties Ltd.	1,130	16,522
Swire Pacific Ltd., Class A	450	4,626
Swire Properties Ltd.	931	2,800
Techtronic Industries Co. Ltd.	962	3,445
WH Group Ltd., 144A	5,807	4,541
Wharf Holdings Ltd.	1,210	9,594
Wheelock & Co. Ltd.	819	5,323
Yue Yuen Industrial Holdings Ltd.	810	3,015

		477,194

India - 2.2%
Axis Bank Ltd., GDR	304	11,582
Dr. Reddy’s Laboratories Ltd., ADR	140	6,015
ICICI Bank Ltd., ADR	575	4,715
Infosys Ltd., ADR (b)	1,049	15,882
Larsen & Toubro Ltd., GDR	339	7,407
Reliance Industries Ltd., GDR, 144A	484	17,860
Tata Motors Ltd., ADR	404	13,570
Wipro Ltd., ADR	496	4,851

		81,882

Indonesia - 2.3%
PT Adaro Energy Tbk	12,210	1,552
PT AKR Corporindo Tbk	1,084	516
PT Astra International Tbk	16,008	9,843
PT Bank Central Asia Tbk	9,749	11,294
PT Bank Danamon Indonesia Tbk	2,313	859
PT Bank Mandiri Persero Tbk	7,411	6,280
PT Bank Negara Indonesia Persero Tbk	5,954	2,790
PT Bank Rakyat Indonesia Persero Tbk	8,762	7,851
PT Bumi Serpong Damai Tbk	6,032	828
PT Charoen Pokphand Indonesia Tbk	5,605	1,303
PT Gudang Garam Tbk	473	2,336
PT Hanjaya Mandala Sampoerna Tbk	8,340	2,420
PT Indocement Tunggal Prakarsa Tbk	766	870
PT Indofood CBP Sukses Makmur Tbk	1,830	1,142
PT Indofood Sukses Makmur Tbk	3,364	2,050
PT Jasa Marga Persero Tbk	2,421	868
PT Kalbe Farma Tbk	16,694	1,915
PT Lippo Karawaci Tbk	9,725	536
PT Matahari Department Store Tbk	1,958	2,004
PT Media Nusantara Citra Tbk	3,707	461
PT Pakuwon Jati Tbk	19,100	845
PT Perusahaan Gas Negara Persero Tbk	6,782	1,439
PT Semen Indonesia Persero Tbk	2,350	1,696
PT Summarecon Agung Tbk	4,693	482
PT Surya Citra Media Tbk	5,316	1,176
PT Telekomunikasi Indonesia Persero Tbk	39,874	11,511
PT Tower Bersama Infrastructure Tbk	3,058	1,147

PT Unilever Indonesia Tbk	1,288	4,073
PT United Tractors Tbk	1,296	2,396
PT Waskita Karya Persero Tbk	2,861	532
PT XL Axiata Tbk*	3,399	762

		83,777

Ireland - 0.2%
James Hardie Industries PLC CDI (c)	349	5,218

Macau - 0.3%
MGM China Holdings Ltd.	787	1,433
Sands China Ltd.	1,969	8,218
Wynn Macau Ltd.	1,276	2,275

		11,926

Malaysia - 2.3%
AirAsia Bhd	1,200	730
Alliance Financial Group Bhd	776	666
AMMB Holdings Bhd	1,800	1,877
Astro Malaysia Holdings Bhd	1,200	770
Axiata Group Bhd	2,100	2,095
Berjaya Sports Toto Bhd	495	326
British American Tobacco Malaysia Bhd	150	1,638
CIMB Group Holdings Bhd	2,500	2,798
Dialog Group Bhd	2,500	946
DiGi.Com Bhd	2,802	3,181
Gamuda Bhd	1,300	1,438
Genting Bhd	1,800	3,750
Genting Malaysia Bhd	2,453	2,900
Genting Plantations Bhd	100	259
HAP Seng Consolidated Bhd	500	1,018
Hartalega Holdings Bhd	500	547
Hong Leong Bank Bhd	551	1,685
Hong Leong Financial Group Bhd	325	1,102
IHH Healthcare Bhd	2,576	3,487
IJM Corp. Bhd	2,300	1,735
IOI Corp. Bhd	1,500	1,581
IOI Properties Group Bhd	1,700	808
Kuala Lumpur Kepong Bhd	300	1,631
Lafarge Malaysia Bhd	300	446
Malayan Banking Bhd	2,927	5,669
Malaysia Airports Holdings Bhd	825	1,204
Maxis Bhd	1,501	2,133
MISC Bhd	925	1,546
Petronas Chemicals Group Bhd	1,900	3,102
Petronas Dagangan Bhd	200	1,104
Petronas Gas Bhd	575	2,593
PPB Group Bhd	300	1,118
Public Bank Bhd	2,226	10,007
RHB Bank Bhd	600	654
SapuraKencana Petroleum Bhd*	3,100	1,327
Sime Darby Bhd	2,046	4,129
Telekom Malaysia Bhd	851	1,181
Tenaga Nasional Bhd	2,700	8,234
UMW Holdings Bhd	376	469
Westports Holdings Bhd	1,200	1,084
YTL Corp. Bhd	3,500	1,222
YTL Power International Bhd	1,631	547

		84,737

New Zealand - 0.5%
Auckland International Airport Ltd.	829	4,383
Contact Energy Ltd.	647	2,279
Fletcher Building Ltd.	549	3,820
Mercury NZ Ltd.	574	1,302
Meridian Energy Ltd.	1,014	1,972
Ryman Healthcare Ltd.	307	1,962
Spark New Zealand Ltd.	1,319	3,411

		19,129

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	1,557	2,277
Aboitiz Power Corp.	1,150	985
Alliance Global Group, Inc.	500	126
Ayala Corp.	185	2,903
Ayala Land, Inc.	5,826	4,095
Bank of the Philippine Islands	588	1,101
BDO Unibank, Inc.	1,560	3,588
DMCI Holdings, Inc.	5,000	1,263
Energy Development Corp.	7,400	869
Globe Telecom, Inc.	25	910
GT Capital Holdings, Inc.	75	1,806

International Container Terminal Services, Inc.	403	610
JG Summit Holdings, Inc.	2,150	3,327
Jollibee Foods Corp.	358	1,439
Megaworld Corp.	9,000	652
Metro Pacific Investments Corp.	12,500	1,693
Metropolitan Bank & Trust Co.	230	371
PLDT, Inc.	75	2,181
Robinsons Land Corp.	900	425
Security Bank Corp.	130	517
SM Investments Corp.	187	2,469
SM Prime Holdings, Inc.	6,857	4,015
Universal Robina Corp.	720	2,294

		39,916

Singapore - 3.6%
Ascendas Real Estate Investment Trust REIT	2,050	3,657
CapitaLand Commercial Trust REIT	1,650	1,837
CapitaLand Ltd.	2,051	5,327
CapitaLand Mall Trust REIT	2,201	3,094
City Developments Ltd.	350	2,365
ComfortDelGro Corp. Ltd.	1,700	2,996
DBS Group Holdings Ltd.	1,400	18,711
Genting Singapore PLC	4,803	3,393
Global Logistic Properties Ltd.	2,101	3,988
Golden Agri-Resources Ltd.	5,603	1,519
Hutchison Port Holdings Trust, Class U	5,152	1,958
Jardine Cycle & Carriage Ltd.	100	3,048
Keppel Corp. Ltd.	1,200	5,831
Oversea-Chinese Banking Corp. Ltd.	2,450	16,538
SATS Ltd.	500	1,784
Sembcorp Industries Ltd.	750	1,713
Singapore Airlines Ltd.	400	2,840
Singapore Exchange Ltd.	650	3,479
Singapore Press Holdings Ltd.	1,250	3,122
Singapore Technologies Engineering Ltd.	1,250	3,282
Singapore Telecommunications Ltd.	6,603	18,564
StarHub Ltd.	400	822
Suntec Real Estate Investment Trust REIT	1,900	2,346
United Overseas Bank Ltd.	1,000	15,342
UOL Group Ltd.	350	1,646
Wilmar International Ltd.	1,550	4,026

		133,228

South Korea - 12.8%
Amorepacific Corp.	25	6,655
AMOREPACIFIC Group	22	2,529
BGF retail Co. Ltd.	16	1,443
BNK Financial Group, Inc.	211	1,620
Celltrion, Inc.*	63	5,655
Cheil Worldwide, Inc.	55	922
CJ CheilJedang Corp.	6	1,934
CJ Corp.	9	1,373
CJ E&M Corp.	19	1,312
CJ Korea Express Corp.*	4	610
Coway Co. Ltd.	46	3,641
Daelim Industrial Co. Ltd.	22	1,627
Daewoo Engineering & Construction Co. Ltd.*	15	81
DGB Financial Group, Inc.	177	1,628
Dongbu Insurance Co. Ltd.	36	1,945
Dongsuh Cos., Inc.	38	857
Doosan Heavy Industries & Construction Co. Ltd.	25	543
E-MART, Inc.	15	2,759
GS Engineering & Construction Corp.*	30	791
GS Holdings Corp.	40	1,963
GS Retail Co. Ltd.	29	1,349
Hana Financial Group, Inc.	221	6,889
Hankook Tire Co. Ltd.	62	3,279
Hanmi Pharm. Co. Ltd.*	3	852
Hanmi Science Co. Ltd.*	11	638
Hanon Systems	172	1,393
Hanssem Co. Ltd.	10	1,963
Hanwha Chemical Corp.	85	1,906
Hanwha Corp.	31	998
Hanwha Life Insurance Co. Ltd.	102	587
Hanwha Techwin Co. Ltd.*	29	1,126

Hotel Shilla Co. Ltd.	29	1,311
Hyosung Corp.	16	1,861
Hyundai Department Store Co. Ltd.	13	1,143
Hyundai Development Co.-Engineering & Construction	45	1,743
Hyundai Engineering & Construction Co. Ltd.	57	2,410
Hyundai Glovis Co. Ltd.	17	2,308
Hyundai Heavy Industries Co. Ltd.*	33	4,801
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,433
Hyundai Mobis Co. Ltd.	54	12,178
Hyundai Motor Co.	121	15,998
Hyundai Steel Co.	63	3,482
Hyundai Wia Corp.	10	592
Industrial Bank of Korea	199	2,173
Kakao Corp.	24	1,813
Kangwon Land, Inc.	105	3,283
KB Financial Group, Inc.	300	12,443
KCC Corp.	5	1,532
KEPCO Plant Service & Engineering Co. Ltd.*	26	1,400
Kia Motors Corp.	209	7,070
Korea Aerospace Industries Ltd.	57	2,939
Korea Electric Power Corp.	193	7,442
Korea Gas Corp.*	22	952
Korea Investment Holdings Co. Ltd.	33	1,383
Korea Zinc Co. Ltd.	7	2,578
Korean Air Lines Co. Ltd.*	21	537
KT Corp.	25	673
KT&G Corp.	92	8,340
Kumho Petrochemical Co. Ltd.	14	950
LG Chem Ltd.	36	9,010
LG Corp.	75	4,165
LG Display Co. Ltd.	167	4,047
LG Electronics, Inc.	87	4,601
LG Household & Health Care Ltd.	7	5,435
LG Innotek Co. Ltd.	9	955
LG Uplus Corp.	86	973
Lotte Chemical Corp.	12	3,868
Lotte Confectionery Co. Ltd.	5	864
Lotte Shopping Co. Ltd.	9	1,839
Mirae Asset Daewoo Co. Ltd.	290	2,290
NAVER Corp.	22	15,098
NCSoft Corp.	14	3,392
NH Investment & Securities Co. Ltd.	111	1,139
OCI Co. Ltd.	13	1,024
Orion Corp.	3	1,894
Ottogi Corp.	1	661
POSCO	57	14,291
Posco Daewoo Corp.	23	499
S-1 Corp.	15	1,207
Samsung Biologics Co. Ltd.*	14	2,037
Samsung C&T Corp.	62	6,744
Samsung Card Co. Ltd.	26	974
Samsung Electro-Mechanics Co. Ltd.	43	2,225
Samsung Electronics Co. Ltd.	78	132,581
Samsung Fire & Marine Insurance Co. Ltd.	26	5,863
Samsung Heavy Industries Co. Ltd.*	201	1,991
Samsung Life Insurance Co. Ltd.	55	5,205
Samsung SDI Co. Ltd.	44	5,020
Samsung SDS Co. Ltd.	26	2,989
Samsung Securities Co. Ltd.	51	1,495
Shinhan Financial Group Co. Ltd.	297	12,266
Shinsegae Inc.	6	1,059
SK Holdings Co. Ltd.	36	6,941
SK Hynix, Inc.	461	19,039
SK Innovation Co. Ltd.	51	6,968
SK Networks Co. Ltd.	54	354
SK Telecom Co. Ltd.	17	3,480
S-Oil Corp.	36	2,751
Woori Bank	228	2,682
Yuhan Corp.	8	1,585

		467,137

Taiwan - 11.4%
Acer, Inc.*	3,776	1,813
Advanced Semiconductor Engineering, Inc.	5,371	6,669
Advantech Co. Ltd.	249	2,119
Asia Cement Corp.	1,944	1,923
Asia Pacific Telecom Co. Ltd.*	1,436	481
Asustek Computer, Inc.	555	5,013
AU Optronics Corp.	7,424	2,948
Catcher Technology Co. Ltd.	527	4,408
Cathay Financial Holding Co. Ltd.	6,121	9,613
Chailease Holding Co. Ltd.	1,165	2,499
Chang Hwa Commercial Bank Ltd.	3,550	2,120
Cheng Shin Rubber Industry Co. Ltd.	1,530	3,252
Chicony Electronics Co. Ltd.	509	1,199
China Airlines Ltd.	1,842	606
China Development Financial Holding Corp.	11,295	2,978
China Life Insurance Co. Ltd.	2,580	2,532
China Steel Corp.	9,810	8,238
Chunghwa Telecom Co. Ltd.	2,582	8,572
Compal Electronics, Inc.	3,054	1,913
CTBC Financial Holding Co. Ltd.	14,124	8,436
Delta Electronics, Inc.	1,533	8,532
E.Sun Financial Holding Co. Ltd.	6,708	4,072
Eclat Textile Co. Ltd.	168	1,690
Eva Airways Corp.	1,351	671
Far Eastern New Century Corp.	2,738	2,451
Far EasTone Telecommunications Co. Ltd.	1,256	3,025
Feng TAY Enterprise Co. Ltd.	413	1,747
First Financial Holding Co. Ltd.	8,059	4,761
Formosa Chemicals & Fibre Corp.	2,764	8,744
Formosa Petrochemical Corp.	756	2,633
Formosa Plastics Corp.	3,384	10,199
Formosa Taffeta Co. Ltd.	892	906
Foxconn Technology Co. Ltd.	723	2,158
Fubon Financial Holding Co. Ltd.	5,566	9,013
Giant Manufacturing Co. Ltd.	221	1,367
Highwealth Construction Corp.	1,116	1,813
Hiwin Technologies Corp.	8	51
Hon Hai Precision Industry Co. Ltd.	12,404	36,134
Hotai Motor Co. Ltd.	240	2,746
HTC Corp.*	483	1,240
Hua Nan Financial Holdings Co. Ltd.	5,886	3,238
Innolux Corp.	6,840	2,783
Inventec Corp.	1,864	1,383
Largan Precision Co. Ltd.	79	11,725
Lite-On Technology Corp.	1,826	3,061
MediaTek, Inc.	1,233	8,990
Mega Financial Holding Co. Ltd.	8,657	6,734
Merida Industry Co. Ltd.	255	1,303
Nan Ya Plastics Corp.	3,744	9,091
Nanya Technology Corp.	377	558
Nien Made Enterprise Co. Ltd.	115	1,125
Novatek Microelectronics Corp.	485	1,815
OBI Pharma, Inc.*	108	1,229
Pegatron Corp.	1,808	4,749
Phison Electronics Corp.	127	1,114
Pou Chen Corp.	1,409	1,912
Powertech Technology, Inc.	521	1,513
President Chain Store Corp.	450	3,303
Quanta Computer, Inc.	1,733	3,593
Realtek Semiconductor Corp.	352	1,312
Ruentex Development Co. Ltd.*	1,000	1,258
Ruentex Industries Ltd.	404	767
Shin Kong Financial Holding Co. Ltd.*	6,000	1,619
Siliconware Precision Industries Co. Ltd.	1,447	2,279
SinoPac Financial Holdings Co. Ltd.	8,465	2,576
Standard Foods Corp.	596	1,494
Synnex Technology International Corp.	1,191	1,308
TaiMed Biologics, Inc.*	170	1,015
Taishin Financial Holding Co. Ltd.	6,828	2,700
Taiwan Business Bank	2,578	706
Taiwan Cement Corp.	3,069	3,761

Taiwan Cooperative Financial Holding Co. Ltd.	5,776	2,754
Taiwan Fertilizer Co. Ltd.	521	721
Taiwan Mobile Co. Ltd.	770	2,707
Taiwan Semiconductor Manufacturing Co. Ltd.	19,460	119,711
Teco Electric and Machinery Co. Ltd.	1,379	1,243
Transcend Information, Inc.	200	562
Uni-President Enterprises Corp.	3,659	6,503
United Microelectronics Corp.	9,590	3,980
Vanguard International Semiconductor Corp.	806	1,592
Wistron Corp.	2,483	2,081
WPG Holdings Ltd.	791	1,004
Yuanta Financial Holding Co. Ltd.	8,283	3,505
Yulon Motor Co. Ltd.	763	710
Zhen Ding Technology Holding Ltd.	375	934

		419,306

Thailand - 2.1%
Advanced Info Service PCL, NVDR	800	3,828
Airports of Thailand PCL, NVDR	3,000	3,330
Bangkok Dusit Medical Services PCL, NVDR	3,200	1,843
Bangkok Expressway & Metro PCL, NVDR	6,700	1,353
Banpu PCL, NVDR	2,200	1,235
Berli Jucker PCL, NVDR	1,300	1,713
BTS Group Holdings PCL, NVDR	4,600	1,081
Bumrungrad Hospital PCL	300	1,513
Central Pattana PCL, NVDR	1,100	1,733
Charoen Pokphand Foods PCL, NVDR	2,800	2,246
CP ALL PCL, NVDR	3,900	6,704
Delta Electronics Thailand PCL, NVDR	400	1,060
Electricity Generating PCL, NVDR	100	593
Energy Absolute PCL, NVDR	800	573
Glow Energy PCL, NVDR	500	1,117
Home Product Center PCL, NVDR	4,700	1,326
Indorama Ventures PCL, NVDR	826	840
IRPC PCL, NVDR	8,873	1,261
Kasikornbank PCL, NVDR	1,500	8,229
KCE Electronics PCL, NVDR	200	563
Krung Thai Bank PCL, NVDR	3,204	1,799
Minor International PCL, NVDR	1,700	1,668
PTT Exploration & Production PCL, NVDR	1,100	2,931
PTT Global Chemical PCL	1,500	3,062
PTT PCL, NVDR	825	9,383
Robinson Department Store PCL, NVDR	400	705
Siam Cement PCL	100	1,478
Siam Cement PCL, NVDR	200	2,957
Siam Commercial Bank PCL, NVDR	1,400	6,177
Thai Oil PCL, NVDR	551	1,188
Thai Union Group PCL, NVDR	2,400	1,396
TMB Bank PCL, NVDR	10,400	727
True Corp. PCL, NVDR	10,400	1,862

		77,474

United Kingdom - 0.5%
Rio Tinto Ltd.	336	15,969

United States - 0.2%
Yum China Holdings, Inc. *	288	7,658

TOTAL COMMON STOCKS
(Cost $3,349,216)		3,438,550

PREFERRED STOCKS - 0.7%
South Korea - 0.7%
Amorepacific Corp.	9	1,333
Hyundai Motor Co.	18	1,559
Hyundai Motor Co. - 2nd Preferred	26	2,345
LG Chem Ltd.	4	628
LG Household & Health Care Ltd.	2	1,005

Samsung Electronics Co. Ltd.	14	18,522

		25,392

TOTAL PREFERRED STOCKS
(Cost $18,577)		25,392

RIGHTS - 0.0%
Malaysia - 0.0%
IOI Properties Group Bhd*, expires 03/17/17	425	70

Taiwan - 0.0%
Advanced Semiconductor Engineering, Inc.*, expires 03/21/17	167	21

TOTAL RIGHTS
(Cost $0)		91

SECURITIES LENDING COLLATERAL - 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48%(d)(e)
(Cost $26,456)	26,456	26,456

TOTAL INVESTMENTS - 95.2%
(Cost $3,394,249) †		$3,490,489
Other assets and liabilities, net - 4.8%		176,968

NET ASSETS - 100.0%		$3,667,457

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,444,845. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $45,644. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $422,034 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $376,390.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $23,371, which is 0.6% of net assets.

(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017 the Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	975,137	28.1%
Information Technology	782,748	22.6
Consumer Discretionary	273,494	7.9
Industrials	262,982	7.6
Real Estate	243,412	7.0
Materials	232,160	6.7
Consumer Staples	171,542	5.0
Telecommunication Services	159,133	4.6
Energy	146,444	4.2
Utilities	117,241	3.4
Health Care	99,740	2.9

Total	3,464,033	100.0%

At February 28, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
SGX NIFTY 50 Futures	USD	11	$196,053	3/30/2017	$(50)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(g)
The Bank of Nova Scotia	3/2/2017	PHP	103,000	USD	2,050	$(1)
The Bank of Nova Scotia	3/2/2017	USD	2,061	PHP	103,000	(10)
RBC Capital Markets	3/3/2017	AUD	90,700	USD	68,806	(728)
The Bank of New York Mellon	3/3/2017	AUD	965,000	USD	732,025	(7,787)
The Bank of Nova Scotia	3/3/2017	HKD	95,000	USD	12,247	8
The Bank of Nova Scotia	3/3/2017	HKD	7,790,600	USD	1,004,286	673
RBC Capital Markets	3/3/2017	IDR	178,740,700	USD	13,349	(49)
The Bank of New York Mellon	3/3/2017	IDR	127,239,000	USD	9,538	1
The Bank of Nova Scotia	3/3/2017	IDR	1,068,055,600	USD	79,661	(399)
Goldman Sachs & Co.	3/3/2017	INR	12,000,000	USD	177,852	(1,934)
RBC Capital Markets	3/3/2017	MYR	53,900	USD	12,148	10
The Bank of New York Mellon	3/3/2017	MYR	357,100	USD	80,256	(159)
The Bank of Nova Scotia	3/3/2017	NZD	25,800	USD	18,899	317
RBC Capital Markets	3/3/2017	PHP	271,300	USD	5,452	50
The Bank of Nova Scotia	3/3/2017	PHP	1,904,200	USD	38,157	240
The Bank of Nova Scotia	3/3/2017	SGD	173,700	USD	123,317	(633)
The Bank of Nova Scotia	3/3/2017	SGD	12,000	USD	8,518	(45)
Goldman Sachs & Co.	3/3/2017	THB	3,474,000	USD	98,609	(913)
RBC Capital Markets	3/3/2017	TWD	739,200	USD	23,609	(453)
The Bank of New York Mellon	3/3/2017	TWD	12,516,100	USD	402,706	(4,719)
RBC Capital Markets	3/3/2017	USD	69,735	AUD	90,700	(200)
The Bank of New York Mellon	3/3/2017	USD	37,930	AUD	50,000	403
The Bank of New York Mellon	3/3/2017	USD	703,467	AUD	915,000	(1,987)
The Bank of Nova Scotia	3/3/2017	USD	1,015,924	HKD	7,885,600	(73)
RBC Capital Markets	3/3/2017	USD	13,399	IDR	178,740,700	(1)
The Bank of New York Mellon	3/3/2017	USD	9,542	IDR	127,239,000	(4)
The Bank of Nova Scotia	3/3/2017	USD	80,076	IDR	1,068,055,600	(16)
Goldman Sachs & Co.	3/3/2017	USD	180,099	INR	12,000,000	(314)
RBC Capital Markets	3/3/2017	USD	12,145	MYR	53,900	(8)
The Bank of New York Mellon	3/3/2017	USD	71,419	MYR	317,100	(12)
The Bank of New York Mellon	3/3/2017	USD	8,990	MYR	40,000	18
The Bank of Nova Scotia	3/3/2017	USD	18,660	NZD	25,800	(78)
RBC Capital Markets	3/3/2017	USD	5,400	PHP	271,300	2
The Bank of Nova Scotia	3/3/2017	USD	37,910	PHP	1,904,200	7
The Bank of Nova Scotia	3/3/2017	USD	132,816	SGD	185,700	(304)
Goldman Sachs & Co.	3/3/2017	USD	20,417	THB	719,000	181

Goldman Sachs & Co.	3/3/2017	USD	79,008	THB	2,755,000	(83)
RBC Capital Markets	3/3/2017	USD	24,039	TWD	739,200	24
The Bank of New York Mellon	3/3/2017	USD	16,988	TWD	528,000	199
The Bank of New York Mellon	3/3/2017	USD	389,857	TWD	11,988,100	380
RBC Capital Markets	3/6/2017	KRW	46,958,200	USD	40,759	(772)
The Bank of New York Mellon	3/6/2017	KRW	535,254,200	USD	464,227	(9,164)
RBC Capital Markets	3/6/2017	USD	2,933	KRW	3,379,000	56
RBC Capital Markets	3/6/2017	USD	38,540	KRW	43,579,200	2
The Bank of New York Mellon	3/6/2017	USD	473,572	KRW	535,254,200	(180)
RBC Capital Markets	4/5/2017	AUD	13,000	USD	9,987	29
RBC Capital Markets	4/5/2017	AUD	90,700	USD	69,680	200
The Bank of New York Mellon	4/5/2017	AUD	915,000	USD	702,922	1,992
Goldman Sachs & Co.	4/5/2017	IDR	17,621,000	USD	1,316	0
RBC Capital Markets	4/5/2017	IDR	1,068,055,600	USD	79,718	(40)
RBC Capital Markets	4/5/2017	IDR	178,740,700	USD	13,354	6
RBC Capital Markets	4/5/2017	KRW	43,579,200	USD	38,547	(7)
The Bank of New York Mellon	4/5/2017	KRW	535,254,200	USD	473,676	142
Goldman Sachs & Co.	4/5/2017	MYR	317,100	USD	71,258	(22)
RBC Capital Markets	4/5/2017	MYR	53,900	USD	12,122	6
Goldman Sachs & Co.	4/5/2017	NZD	25,800	USD	18,640	77
Goldman Sachs & Co.	4/5/2017	PHP	1,801,200	USD	35,677	(138)
RBC Capital Markets	4/5/2017	PHP	271,300	USD	5,378	(17)
Goldman Sachs & Co.	4/5/2017	SGD	185,700	USD	132,691	150
Goldman Sachs & Co.	4/5/2017	SGD	3,000	USD	2,145	4
Goldman Sachs & Co.	4/5/2017	THB	2,755,000	USD	78,951	55
Goldman Sachs & Co.	4/5/2017	USD	14,543	AUD	19,000	11
The Bank of New York Mellon	4/5/2017	USD	9,515	IDR	127,239,000	(14)
Goldman Sachs & Co.	4/5/2017	USD	7,609	KRW	8,700,000	88
The Bank of New York Mellon	4/5/2017	USD	8,982	KRW	10,146,000	(6)
Goldman Sachs & Co.	4/5/2017	USD	2,035	THB	71,000	(1)
Goldman Sachs & Co.	4/7/2017	HKD	295,000	USD	38,019	(3)
Goldman Sachs & Co.	4/7/2017	HKD	7,885,600	USD	1,016,280	(69)
Goldman Sachs & Co.	4/7/2017	INR	950,000	USD	14,188	26
Goldman Sachs & Co.	4/7/2017	INR	12,000,000	USD	179,372	472
Goldman Sachs & Co.	4/7/2017	TWD	11,988,100	USD	390,657	(83)
RBC Capital Markets	4/7/2017	TWD	739,200	USD	24,078	(15)
RBC Capital Markets	4/7/2017	TWD	340,000	USD	11,114	32

Total net unrealized depreciation						$(25,580)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$3,438,550	$—	$0	$3,438,550
Rights (h)	91	—	—	91
Preferred Stocks	25,392	—	—	25,392
Short-Term Investments	26,456	—	—	26,456
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	5,861	—	5,861

TOTAL	$3,490,489	$5,861	$0	$3,496,350

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(31,441)	$—	$(31,441)
Futures Contracts	(50)	—	—	(50)

TOTAL	$(50)	$(31,441)	$—	$(31,491)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 55.9%
Consumer Discretionary - 3.4%
Kroton Educacional SA	17,496	$76,879
Lojas Americanas SA	2,440	10,510
Lojas Renner SA	8,146	66,901

		154,290

Consumer Staples - 12.2%
Ambev SA	57,117	327,537
BRF SA	7,714	100,721
JBS SA	9,041	34,002
M Dias Branco SA	429	19,057
Natura Cosmeticos SA	2,184	17,986
Raia Drogasil SA	2,928	55,906

		555,209

Energy - 6.7%
Cosan SA Industria e Comercio	1,558	19,982
Petroleo Brasileiro SA*	36,680	188,175
Ultrapar Participacoes SA	4,578	96,240

		304,397

Financials - 12.4%
Banco Bradesco SA	10,151	106,470
Banco do Brasil SA	10,882	115,781
Banco Santander Brasil SA	5,266	58,161
BB Seguridade Participacoes SA	8,861	81,518
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	21,826	133,439
CETIP SA - Mercados Organizados	2,830	42,618
Porto Seguro SA	1,432	13,303
Sul America SA	2,285	14,264

		565,554

Health Care - 1.5%
Hypermarcas SA	4,402	38,332
Odontoprev SA	3,363	12,918
Qualicorp SA	2,823	17,885

		69,135

Industrials - 5.1%
CCR SA	15,342	89,212
Embraer SA	8,436	48,620
Localiza Rent a Car SA	2,011	24,906
Rumo Logistica Operadora Multimodal SA*	10,170	28,048
WEG SA	7,152	39,036

		229,822

Information Technology - 2.5%
Cielo SA	12,897	113,092

Materials - 5.9%
Cia Siderurgica Nacional SA*	7,904	30,437
Duratex SA	4,091	11,099
Fibria Celulose SA	3,155	26,956
Klabin SA	7,025	35,001
Vale SA	15,816	166,345

		269,838

Real Estate - 1.3%
BR Malls Participacoes SA*	7,354	35,269
Multiplan Empreendimentos Imobiliarios SA	1,056	21,823
Multiplan Empreendimentos Imobiliarios SA*	57	1,207

		58,299

Telecommunication Services - 0.8%
TIM Participacoes SA	10,726	33,650

Utilities - 4.1%
AES Tiete Energia SA	2,439	12,599
Centrais Eletricas Brasileiras SA*	2,752	19,010
Cia de Saneamento Basico do Estado de Sao Paulo	4,326	45,722
CPFL Energia SA	2,577	21,156
EDP - Energias do Brasil SA	3,841	16,952
Engie Brasil Energia SA	2,066	24,558
Equatorial Energia SA	2,515	48,117

		188,114

TOTAL COMMON STOCKS
(Cost $1,995,175)		2,541,400

PREFERRED STOCKS - 39.8%
Consumer Discretionary - 0.9%
Lojas Americanas SA	7,263	38,288

Consumer Staples - 0.8%
Cia Brasileira de Distribuicao	1,999	36,915

Energy - 5.2%
Petroleo Brasileiro SA *	48,243	235,400

Financials - 22.4%
Banco Bradesco SA	33,786	362,947
Itau Unibanco Holding SA	38,539	495,891
Itausa - Investimentos Itau SA	50,089	161,650

		1,020,488

Materials - 7.2%
Braskem SA, Class A	1,965	20,420
Gerdau SA	11,606	48,312
Suzano Papel e Celulose SA, Class A	5,115	22,114
Vale SA	23,365	236,654

		327,500

Telecommunication Services - 1.8%
Telefonica Brasil SA	5,668	83,644

Utilities - 1.5%
Centrais Eletricas Brasileiras SA, Class B*	2,856	22,584
Cia Energetica de Minas Gerais	9,548	32,809
Cia Paranaense de Energia, Class B	1,299	14,071

		69,464

TOTAL PREFERRED STOCKS
(Cost $1,147,189)		1,811,699

RIGHTS - 0.0%
Financials - 0.0%
Itausa - Investimentos Itau SA*, expires 3/31/17
(Cost $0)	833	1,055

TOTAL INVESTMENTS - 95.7%
(Cost $3,142,364) †		$4,354,154
Other assets and liabilities, net - 4.3%		194,486

NET ASSETS - 100.0%		$4,548,640

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,121,275. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $232,879. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,305,704 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,072,825.

At February 28, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(a)
CME USD IBOVESPA	USD	2	$131,520	4/12/2017	$(3,375)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(b)
Goldman Sachs & Co.	3/3/2017	BRL	9,328,745	USD	2,943,332	$(53,019)
JP Morgan & Chase Co.	3/3/2017	BRL	298,000	USD	94,045	(1,671)
The Bank of New York Mellon	3/3/2017	BRL	3,318,755	USD	1,047,256	(18,713)
The Bank of Nova Scotia	3/3/2017	BRL	1,001,500	USD	315,985	(5,692)
Goldman Sachs & Co.	3/3/2017	USD	3,008,884	BRL	9,328,745	(12,533)
JP Morgan & Chase Co.	3/3/2017	USD	96,095	BRL	298,000	(379)
The Bank of New York Mellon	3/3/2017	USD	1,053,079	BRL	3,262,755	(5,097)
The Bank of New York Mellon	3/3/2017	USD	17,832	BRL	56,000	155
The Bank of Nova Scotia	3/3/2017	USD	323,190	BRL	1,001,500	(1,512)
Goldman Sachs & Co.	4/5/2017	BRL	9,328,745	USD	2,983,098	10,856

Goldman Sachs & Co.	4/5/2017	BRL	315,000	USD	100,350	(12)
JP Morgan & Chase Co.	4/5/2017	BRL	298,000	USD	95,293	347
The Bank of New York Mellon	4/5/2017	BRL	3,262,755	USD	1,043,981	4,431
The Bank of Nova Scotia	4/5/2017	BRL	1,001,500	USD	320,336	1,247
The Bank of New York Mellon	4/5/2017	USD	156,465	BRL	489,000	(664)

Total net unrealized depreciation						$(82,256)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
BRL	Brazilian Real
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$2,541,400	$—	$—	$2,541,400
Preferred Stocks (c)	1,811,699	—	—	1,811,699
Rights	1,055	—	—	1,055
Derivatives (d)
Forward Foreign Currency Exchange Contracts	—	17,036	—	17,036

TOTAL	$4,354,154	$17,036	$—	$4,371,190

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Exchange Contracts	$—	$(99,292)	$—	$(99,292)
Futures Contracts	(3,375)	—	—	(3,375)

TOTAL	$(3,375)	$(99,292)	$—	$(102,667)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.5%
Brazil - 4.7%
AES Tiete Energia SA	7,390	$38,173
Ambev SA	184,586	1,058,507
Banco Bradesco SA	36,712	385,057
Banco do Brasil SA	36,929	392,912
Banco Santander Brasil SA	19,838	219,104
BB Seguridade Participacoes SA	30,110	277,000
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	73,489	449,296
BR Malls Participacoes SA*	28,614	137,230
BRF SA	25,307	330,431
CCR SA	46,254	268,960
CETIP SA - Mercados Organizados	6,474	97,495
Cia de Saneamento Basico do Estado de Sao Paulo	14,956	158,069
Cia Siderurgica Nacional SA*	26,631	102,552
Cielo SA	39,072	342,618
Cosan SA Industria e Comercio	6,799	87,200
CPFL Energia SA	12,320	101,142
Duratex SA	17,398	47,200
EDP - Energias do Brasil SA	13,270	58,566
Embraer SA	27,082	156,085
Engie Brasil Energia SA	8,939	106,257
Equatorial Energia SA	5,627	107,656
Fibria Celulose SA	9,345	79,843
Hypermarcas SA	12,515	108,978
JBS SA	35,215	132,438
Klabin SA	22,967	114,429
Kroton Educacional SA	61,386	269,735
Localiza Rent a Car SA	8,041	99,589
Lojas Americanas SA	8,050	34,674
Lojas Renner SA	27,720	227,659
Multiplan Empreendimentos Imobiliarios SA	3,887	80,326
Multiplan Empreendimentos Imobiliarios SA*	190	4,025
Natura Cosmeticos SA	10,129	83,415
Odontoprev SA	11,032	42,376
Petroleo Brasileiro SA*	124,385	638,118
Porto Seguro SA	2,737	25,426
Qualicorp SA	9,263	58,687
Raia Drogasil SA	7,511	143,412
Rumo Logistica Operadora Multimodal SA*	36,318	100,163
Sul America SA	5,120	31,961
TIM Participacoes SA	39,816	124,913
Ultrapar Participacoes SA	15,020	315,753
Vale SA	55,496	583,680
WEG SA	17,383	94,877

		8,315,987

Chile - 1.1%
AES Gener SA	231,281	86,735
Banco de Chile	1,013,597	122,659
Banco de Credito e Inversiones	1,540	83,033
Banco Santander Chile	2,739,191	150,639
Cencosud SA	57,758	170,310
Cia Cervecerias Unidas SA	6,006	71,080
Colbun SA	431,864	85,735
Empresa Nacional de Telecomunicaciones SA*	4,261	47,337
Empresas CMPC SA	51,908	115,366
Empresas COPEC SA	18,488	193,764
Enel Americas SA	1,249,861	243,474
Enel Chile SA	726,323	74,380
Enel Generacion Chile SA	186,997	127,131
Itau CorpBanca	11,546,790	93,332
Latam Airlines Group SA*	11,391	115,232
SACI Falabella	25,397	207,506

		1,987,713

China - 22.3%
3SBio, Inc., 144A*	66,703	81,199
58.com, Inc., ADR* (a)	2,185	79,971
AAC Technologies Holdings, Inc.	31,071	327,204
Agricultural Bank of China Ltd., Class H	876,472	404,201
Air China Ltd., Class H	76,369	58,928
Alibaba Group Holding Ltd., ADR*	45,683	4,700,781
Aluminum Corp. of China Ltd., Class H*	164,232	81,874

Anhui Conch Cement Co. Ltd., Class H	53,121	185,101
ANTA Sports Products Ltd.	44,558	134,887
AviChina Industry & Technology Co. Ltd., Class H	75,663	55,069
Baidu, Inc., ADR*	11,247	1,958,440
Bank of China Ltd., Class H	3,298,966	1,670,115
Bank of Communications Co. Ltd., Class H	363,397	289,766
Beijing Capital International Airport Co. Ltd., Class H	78,340	83,962
Belle International Holdings Ltd.	291,742	201,061
BYD Co. Ltd., Class H (a)	26,362	155,023
CGN Power Co. Ltd., Class H, 144A	342,023	103,978
China Cinda Asset Management Co. Ltd., Class H	238,472	94,002
China CITIC Bank Corp. Ltd., Class H	441,311	303,004
China Communications Construction Co. Ltd., Class H	183,719	237,136
China Communications Services Corp. Ltd., Class H	99,863	66,765
China Conch Venture Holdings Ltd.	51,204	101,446
China Construction Bank Corp., Class H	3,443,467	2,834,476
China Everbright Bank Co. Ltd., Class H	157,469	79,719
China Evergrande Group	171,027	128,443
China Galaxy Securities Co. Ltd., Class H	97,456	95,536
China Huarong Asset Management Co. Ltd., Class H, 144A*	150,000	59,321
China Huishan Dairy Holdings Co. Ltd.	136,324	49,873
China Life Insurance Co. Ltd., Class H	298,949	910,761
China Longyuan Power Group Corp. Ltd., Class H	131,684	112,975
China Medical System Holdings Ltd.	52,072	84,787
China Mengniu Dairy Co. Ltd.	113,691	224,075
China Merchants Bank Co. Ltd., Class H	162,301	431,735
China Minsheng Banking Corp. Ltd., Class H	244,916	279,529
China National Building Material Co. Ltd., Class H	157,106	114,547
China Oilfield Services Ltd., Class H	91,730	91,459
China Pacific Insurance Group Co. Ltd., Class H	109,664	401,904
China Petroleum & Chemical Corp., Class H	1,114,099	863,965
China Railway Construction Corp. Ltd., Class H	56,872	80,441
China Railway Group Ltd., Class H	145,563	127,320
China Shenhua Energy Co. Ltd., Class H	141,179	295,347
China Southern Airlines Co. Ltd., Class H	98,459	64,051
China Telecom Corp. Ltd., Class H	595,023	279,771
China Vanke Co. Ltd., Class H	57,769	145,113
Chongqing Rural Commercial Bank Co. Ltd., Class H	51,098	35,874
CITIC Securities Co. Ltd., Class H	63,397	135,567
CNOOC Ltd.	741,857	877,281
Country Garden Holdings Co. Ltd.	226,743	162,400
CRRC Corp. Ltd., Class H	188,120	180,537
CSPC Pharmaceutical Group Ltd.	176,319	215,774
Ctrip.com International Ltd., ADR* (a)	14,784	701,353
Dongfeng Motor Group Co. Ltd., Class H	112,738	133,754
ENN Energy Holdings Ltd.	34,483	166,576
Fosun International Ltd.	107,322	168,665
Geely Automobile Holdings Ltd.	218,207	296,831
GF Securities Co. Ltd., Class H	41,013	90,343
GOME Electrical Appliances Holding Ltd. (a)	394,832	54,930
Great Wall Motor Co. Ltd., Class H	128,909	158,419

Guangzhou Automobile Group Co. Ltd., Class H	85,973	144,195
Guangzhou R&F Properties Co. Ltd., Class H	40,041	55,294
Haitian International Holdings Ltd.	22,723	47,771
Haitong Securities Co. Ltd., Class H	119,864	219,566
Hengan International Group Co. Ltd.	35,061	299,443
Huaneng Power International, Inc., Class H	118,105	80,482
Huaneng Renewables Corp. Ltd., Class H	90,396	30,742
Huatai Securities Co. Ltd., Class H, 144A	50,936	103,934
Industrial & Commercial Bank of China Ltd., Class H	3,100,863	2,033,183
JD.com, Inc., ADR*	28,602	874,363
Jiangsu Expressway Co. Ltd., Class H	51,481	67,908
Jiangxi Copper Co. Ltd., Class H	63,993	107,824
Kingsoft Corp. Ltd.	39,055	85,929
Lenovo Group Ltd.	282,659	169,678
Longfor Properties Co. Ltd.	62,404	99,841
NetEase, Inc., ADR	3,374	1,029,272
New China Life Insurance Co. Ltd., Class H	25,421	125,256
New Oriental Education & Technology Group, Inc., ADR*	5,986	289,782
People’s Insurance Co. Group of China Ltd., Class H	289,745	119,065
PetroChina Co. Ltd., Class H	904,011	688,236
PICC Property & Casualty Co. Ltd., Class H	224,860	343,537
Ping An Insurance Group Co. of China Ltd., Class H	221,142	1,179,363
Qunar Cayman Islands Ltd., ADR* (a)	915	27,825
Semiconductor Manufacturing International Corp.*	100,223	130,396
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	79,232	47,664
Shanghai Electric Group Co. Ltd., Class H*	135,904	70,378
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	16,953	58,309
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	38,100	56,197
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	28,017	72,182
Shenzhou International Group Holdings Ltd.	22,973	137,313
SINA Corp.*	2,000	139,060
Sino-Ocean Group Holding Ltd.	125,000	62,155
Sinopec Engineering Group Co. Ltd., Class H	51,512	46,781
Sinopec Shanghai Petrochemical Co. Ltd., Class H	144,874	87,713
Sinopharm Group Co. Ltd., Class H	49,616	229,452
Sinotrans Ltd., Class H	67,477	30,597
SOHO China Ltd.	39,105	20,250
Sunac China Holdings Ltd.	44,090	45,834
Sunny Optical Technology Group Co. Ltd.	25,000	160,861
TAL Education Group, ADR* (a)	1,378	119,156
Tencent Holdings Ltd.	232,692	6,204,800
Tingyi Cayman Islands Holding Corp.	82,021	91,922
TravelSky Technology Ltd., Class H	39,545	86,294
Tsingtao Brewery Co. Ltd., Class H	14,040	64,567
Vipshop Holdings Ltd., ADR*	13,738	178,731
Want Want China Holdings Ltd.	244,660	157,583
Weichai Power Co. Ltd., Class H	35,612	62,665
Yanzhou Coal Mining Co. Ltd., Class H	65,467	52,624
YY, Inc., ADR*	1,063	47,080
Zhejiang Expressway Co. Ltd., Class H	56,379	63,403
Zhuzhou CRRC Times Electric Co. Ltd., Class H	22,217	119,629
Zijin Mining Group Co. Ltd., Class H	252,395	95,263

ZTE Corp., Class H	28,094	45,744

		39,514,457

Colombia - 0.2%
Cementos Argos SA	10,000	39,953
Ecopetrol SA*	136,530	61,542
Grupo Argos SA	2,653	17,902
Grupo de Inversiones Suramericana SA	9,740	121,667
Interconexion Electrica SA ESP	16,101	61,580

		302,644

Czech Republic - 0.2%
CEZ AS	8,240	145,539
Komercni banka AS	2,800	100,678
Moneta Money Bank AS, 144A*	15,000	50,165
O2 Czech Republic AS	2,577	27,583

		323,965

Egypt - 0.1%
Commercial International Bank Egypt SAE	43,129	195,606
Talaat Moustafa Group	92,451	46,342

		241,948

Greece - 0.2%
Alpha Bank AE*	57,445	104,066
Hellenic Telecommunications Organization SA	10,178	91,328
National Bank of Greece SA*	227,931	57,953
OPAP SA	5,000	44,971
Piraeus Bank SA*	272,020	52,737

		351,055

Hong Kong - 4.0%
Alibaba Health Information Technology Ltd.*	121,596	53,413
Alibaba Pictures Group Ltd.*	494,040	82,733
Beijing Enterprises Holdings Ltd.	21,054	110,112
Beijing Enterprises Water Group Ltd.*	191,337	136,794
Brilliance China Automotive Holdings Ltd.	136,646	214,750
China Everbright International Ltd.	105,792	137,097
China Everbright Ltd.	16,245	32,227
China Gas Holdings Ltd.	70,783	105,041
China Merchants Port Holdings Co. Ltd.	50,326	140,354
China Mobile Ltd.	255,233	2,814,405
China Overseas Land & Investment Ltd.	167,186	514,723
China Power International Development Ltd.	68,114	26,411
China Resources Beer Holdings Co. Ltd.*	76,015	172,537
China Resources Gas Group Ltd.	36,360	111,006
China Resources Land Ltd.	115,321	314,935
China Resources Power Holdings Co. Ltd.	80,138	145,144
China State Construction International Holdings Ltd.	73,874	120,857
China Taiping Insurance Holdings Co. Ltd.*	49,891	116,840
China Unicom Hong Kong Ltd.	220,863	268,578
CITIC Ltd.	149,409	214,406
COSCO SHIPPING Ports Ltd.	59,207	65,973
Far East Horizon Ltd.	82,000	78,906
Fullshare Holdings Ltd.	282,500	109,537
GCL-Poly Energy Holdings Ltd.*	444,593	60,708
Guangdong Investment Ltd.	123,353	168,117
Haier Electronics Group Co. Ltd.	54,694	100,611
Hanergy Thin Film Power Group Ltd.*	792,724	0
Kunlun Energy Co. Ltd.	134,397	116,861
Nine Dragons Paper Holdings Ltd.	72,202	91,614
Shanghai Industrial Holdings Ltd.	21,407	59,702
Shimao Property Holdings Ltd.	55,015	78,948
Sino Biopharmaceutical Ltd.	194,262	167,664
Sun Art Retail Group Ltd.	113,449	109,315

		7,040,319

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	1,489	102,116
OTP Bank PLC	9,884	287,108
Richter Gedeon Nyrt	7,033	155,987

		545,211

India - 8.3%
Adani Ports & Special Economic Zone Ltd.	35,843	162,108
Ambuja Cements Ltd.	20,000	68,751
Apollo Hospitals Enterprise Ltd.	3,178	62,001
Ashok Leyland Ltd.	20,000	27,174
Asian Paints Ltd.	12,576	193,054
Aurobindo Pharma Ltd.	11,403	115,741
Axis Bank Ltd., GDR	10,641	405,422
Axis Bank Ltd.	16,000	121,501
Bajaj Auto Ltd.	3,642	150,437
Bajaj Finance Ltd.	6,712	111,486
Bajaj Finserv Ltd.	1,586	93,045
Bharat Heavy Electricals Ltd.	24,396	59,400
Bharat Petroleum Corp. Ltd.	22,306	224,017
Bharti Airtel Ltd.	43,513	238,145
Bharti Infratel Ltd.	24,620	104,892
Bosch Ltd.	150	48,524
Cairn India Ltd.	15,000	63,873
Cipla Ltd.	14,363	125,657
Coal India Ltd.	30,042	144,945
Dabur India Ltd.	21,947	91,086
Dr. Reddy’s Laboratories Ltd., ADR	4,591	197,229
Eicher Motors Ltd.	554	200,365
GAIL India Ltd.	13,170	102,034
Glenmark Pharmaceuticals Ltd.	5,742	79,651
Godrej Consumer Products Ltd.	3,000	74,143
Grasim Industries Ltd.	7,000	103,890
Havells India Ltd.	10,380	63,180
HCL Technologies Ltd.	24,856	312,978
Hero MotoCorp Ltd.	1,000	47,035
Hindalco Industries Ltd.	40,000	110,524
Hindustan Petroleum Corp. Ltd.	16,876	136,020
Hindustan Unilever Ltd.	28,627	371,531
Housing Development Finance Corp. Ltd.	62,522	1,283,871
ICICI Bank Ltd., ADR	13,359	109,544
ICICI Bank Ltd.	19,000	78,698
Idea Cellular Ltd.	52,345	90,891
Indiabulls Housing Finance Ltd.	12,794	167,081
Infosys Ltd.	31,334	475,467
Infosys Ltd., ADR (a)	44,782	677,999
ITC Ltd.	148,770	584,656
JSW Steel Ltd.	30,000	84,062
Larsen & Toubro Ltd.	13,712	301,949
Larsen & Toubro Ltd., GDR	11,167	243,999
LIC Housing Finance Ltd.	12,366	103,942
Lupin Ltd.	9,820	216,965
Mahindra & Mahindra Ltd.	16,436	323,245
Marico Ltd.	18,753	79,038
Maruti Suzuki India Ltd.	4,666	414,192
Nestle India Ltd.	961	90,085
NTPC Ltd.	71,375	174,322
Oil & Natural Gas Corp. Ltd.	56,050	162,600
Piramal Enterprises Ltd.	3,225	89,172
Power Finance Corp. Ltd.	26,314	53,639
Reliance Industries Ltd., GDR, 144A	25,258	932,020
Shree Cement Ltd.	347	83,794
Shriram Transport Finance Co. Ltd.	6,125	85,304
Siemens Ltd.	2,958	53,528
State Bank of India	67,369	271,824
Sun Pharmaceutical Industries Ltd.	42,546	432,993
Tata Consultancy Services Ltd.	19,640	725,990
Tata Motors Ltd., ADR	13,118	440,634
Tata Steel Ltd.	8,000	57,879
Tech Mahindra Ltd.	12,000	89,822
Titan Co. Ltd.	12,905	84,565
UltraTech Cement Ltd.	3,804	215,208
United Spirits Ltd.*	2,716	95,465
UPL Ltd.	13,000	139,959
Vedanta Ltd.	44,913	174,418
Wipro Ltd., ADR	15,883	155,336
Yes Bank Ltd.	13,782	300,082
Zee Entertainment Enterprises Ltd.	24,927	190,337

		14,744,414

Indonesia - 2.4%
PT Adaro Energy Tbk	300,000	38,130
PT AKR Corporindo Tbk	47,833	22,776
PT Astra International Tbk	840,676	516,912
PT Bank Central Asia Tbk	511,937	593,088
PT Bank Danamon Indonesia Tbk	100,066	37,142

PT Bank Mandiri Persero Tbk	362,698	307,325
PT Bank Negara Indonesia Persero Tbk	227,361	106,554
PT Bank Rakyat Indonesia Persero Tbk	442,327	396,356
PT Bumi Serpong Damai Tbk	324,932	44,588
PT Charoen Pokphand Indonesia Tbk	195,787	45,511
PT Gudang Garam Tbk	29,474	145,536
PT Hanjaya Mandala Sampoerna Tbk	409,864	118,939
PT Indocement Tunggal Prakarsa Tbk	61,109	69,421
PT Indofood CBP Sukses Makmur Tbk	64,615	40,336
PT Indofood Sukses Makmur Tbk	151,231	92,138
PT Jasa Marga Persero Tbk	74,744	26,790
PT Kalbe Farma Tbk	1,152,631	132,238
PT Lippo Karawaci Tbk	1,066,627	58,786
PT Matahari Department Store Tbk	103,029	105,455
PT Media Nusantara Citra Tbk	162,198	20,190
PT Perusahaan Gas Negara Persero Tbk	372,659	79,081
PT Semen Indonesia Persero Tbk	176,718	127,543
PT Summarecon Agung Tbk	388,841	39,946
PT Surya Citra Media Tbk	374,425	82,825
PT Telekomunikasi Indonesia Persero Tbk	2,221,307	641,274
PT Tower Bersama Infrastructure Tbk	138,031	51,751
PT Unilever Indonesia Tbk	63,373	200,417
PT United Tractors Tbk	69,689	128,812
PT Waskita Karya Persero Tbk	126,142	23,458
PT XL Axiata Tbk*	231,306	51,860

		4,345,178

Malaysia - 2.4%
Alliance Financial Group Bhd	49,351	42,349
AMMB Holdings Bhd	90,746	94,629
Astro Malaysia Holdings Bhd	85,300	54,753
Axiata Group Bhd	111,755	111,503
Berjaya Sports Toto Bhd	28,103	18,482
British American Tobacco Malaysia Bhd	6,642	72,553
CIMB Group Holdings Bhd	128,900	144,287
DiGi.Com Bhd	146,960	166,819
Gamuda Bhd	70,400	77,852
Genting Bhd	73,494	153,113
Genting Malaysia Bhd	161,734	191,240
HAP Seng Consolidated Bhd	10,451	21,279
Hartalega Holdings Bhd	27,201	29,774
Hong Leong Bank Bhd	27,041	82,706
IHH Healthcare Bhd	152,335	206,201
IJM Corp. Bhd	119,664	90,287
IOI Corp. Bhd	127,094	133,964
IOI Properties Group Bhd	81,671	38,812
Kuala Lumpur Kepong Bhd	17,687	96,163
Lafarge Malaysia Bhd	14,074	20,921
Malayan Banking Bhd	148,183	287,021
Maxis Bhd	99,796	141,827
Petronas Chemicals Group Bhd	99,638	162,697
Petronas Dagangan Bhd	14,404	79,482
Petronas Gas Bhd	22,435	101,160
PPB Group Bhd	11,719	43,656
Public Bank Bhd	112,822	507,191
RHB Bank Bhd	29,506	32,164
RHB Bank Bhd	19,600	0
SapuraKencana Petroleum Bhd*	161,800	69,239
Sime Darby Bhd	96,523	194,785
Telekom Malaysia Bhd	67,945	94,266
Tenaga Nasional Bhd	140,805	429,392
UMW Holdings Bhd	19,364	24,161
Westports Holdings Bhd	53,807	48,596
YTL Corp. Bhd	260,887	91,075
YTL Power International Bhd	185,516	62,257

		4,216,656

Malta - 0.1%
Brait SE*	19,917	111,781

Mexico - 3.4%
Alfa SAB de CV, Class A	147,974	189,207
America Movil SAB de CV, Series L	1,414,773	897,810
Arca Continental SAB de CV	17,551	98,283
Cemex SAB de CV, Series CPO*	582,510	493,168

Coca-Cola Femsa SAB de CV, Series L	21,344	140,176
El Puerto de Liverpool SAB de CV, Class C1	5,835	40,749
Fibra Uno Administracion SA de CV REIT	107,813	155,939
Fomento Economico Mexicano SAB de CV	76,292	614,467
Gentera SAB de CV	48,671	64,123
Gruma SAB de CV, Class B	6,777	89,359
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,793	76,072
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,771	75,430
Grupo Bimbo SAB de CV, Series A	68,364	161,353
Grupo Carso SAB de CV, Series A1	33,325	141,401
Grupo Financiero Banorte SAB de CV, Class O	104,589	519,783
Grupo Financiero Inbursa SAB de CV, Class O	97,460	139,121
Grupo Financiero Santander Mexico SAB de CV, Class B	75,882	113,871
Grupo Lala SAB de CV (a)	11,156	18,340
Grupo Mexico SAB de CV, Series B	159,816	484,742
Grupo Televisa SAB, Series CPO	101,550	517,164
Industrias Penoles SAB de CV	5,773	137,151
Infraestructura Energetica Nova SAB de CV	15,000	64,154
Kimberly-Clark de Mexico SAB de CV, Class A	68,276	128,726
Mexichem SAB de CV	44,697	105,383
OHL Mexico SAB de CV	41,815	43,768
Promotora y Operadora de Infraestructura SAB de CV*	9,132	85,450
Wal-Mart de Mexico SAB de CV	217,554	421,757

		6,016,947

Peru - 0.3%
Cia de Minas Buenaventura SAA, ADR	6,650	81,795
Credicorp Ltd.	2,810	462,582
Southern Copper Corp.	2,000	73,320

		617,697

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	106,340	155,545
Aboitiz Power Corp.	62,346	53,388
Ayala Corp.	8,241	129,322
Ayala Land, Inc.	305,504	214,762
Bank of the Philippine Islands	29,599	55,408
BDO Unibank, Inc.	101,757	234,052
DMCI Holdings, Inc.	169,424	42,782
Energy Development Corp.	389,031	45,709
Globe Telecom, Inc.	1,379	50,201
GT Capital Holdings, Inc.	2,701	65,031
International Container Terminal Services, Inc.	49,722	75,254
JG Summit Holdings, Inc.	88,882	137,531
Jollibee Foods Corp.	17,862	71,782
Metro Pacific Investments Corp.	509,227	68,958
Metropolitan Bank & Trust Co.	26,410	42,601
PLDT, Inc.	5,276	153,400
Robinsons Land Corp.	27,610	13,031
Security Bank Corp.	12,809	50,991
SM Investments Corp.	10,005	132,098
SM Prime Holdings, Inc.	254,591	149,059
Universal Robina Corp.	36,619	116,679

		2,057,584

Poland - 1.1%
Alior Bank SA*	3,758	60,470
Bank Pekao SA	6,540	225,124
Bank Zachodni WBK SA	1,442	124,510
CCC SA	1,138	63,119
Cyfrowy Polsat SA*	8,220	46,825
Eurocash SA	8,087	66,038
Grupa Azoty SA	3,485	59,437
KGHM Polska Miedz SA	4,000	126,917
LPP SA	41	57,091
mBank SA*	615	59,932
PGE Polska Grupa Energetyczna SA	47,871	139,763
Polski Koncern Naftowy ORLEN SA	14,118	327,110
Polskie Gornictwo Naftowe i Gazownictwo SA	73,509	113,003

Powszechna Kasa Oszczednosci Bank Polski SA*	36,339	297,459
Powszechny Zaklad Ubezpieczen SA	23,311	206,813

		1,973,611

Qatar - 0.8%
Barwa Real Estate Co.	4,074	44,585
Commercial Bank QSC	7,855	66,873
Ezdan Holding Group QSC	34,549	144,409
Industries Qatar QSC*	7,415	243,345
Masraf Al Rayan QSC*	15,262	168,074
Ooredoo QSC	3,326	96,822
Qatar Electricity & Water Co. QSC*	1,142	70,565
Qatar Gas Transport Co. Ltd.	4,746	30,695
Qatar Insurance Co. SAQ	4,907	97,835
Qatar Islamic Bank SAQ	2,453	68,713
Qatar National Bank SAQ	9,590	397,685

		1,429,601

Romania - 0.1%
New Europe Property Investments PLC	10,014	112,755

Russia - 3.6%
Alrosa PJSC	100,000	157,799
Gazprom PJSC, ADR	57,730	257,505
Gazprom PJSC	329,809	757,532
Inter RAO UES PJSC	1,300,735	89,752
LUKOIL PJSC	6,870	363,401
LUKOIL PJSC, ADR	10,881	576,693
Magnit PJSC, GDR	11,888	433,437
MMC Norilsk Nickel PJSC	2,400	383,037
Mobile TeleSystems PJSC, ADR	16,584	170,318
Moscow Exchange MICEX-RTS PJSC	56,780	120,198
Novatek PJSC, GDR	3,884	502,978
PhosAgro PJSC, GDR	4,027	55,573
Rosneft Oil Co. PJSC, GDR	46,975	266,348
Rostelecom PJSC	37,430	50,082
RusHydro PJSC	3,000,000	48,228
Sberbank of Russia PJSC	448,258	1,198,633
Severstal PJSC, GDR	9,872	140,873
Sistema PJSC FC, GDR	7,013	62,486
Surgutneftegas OJSC, ADR	30,158	151,996
Tatneft PJSC	62,753	366,740
VTB Bank PJSC, GDR	110,389	247,161

		6,400,770

South Africa - 6.6%
Anglo American Platinum Ltd.*	2,240	51,827
AngloGold Ashanti Ltd.*	16,952	188,175
Aspen Pharmacare Holdings Ltd.	14,186	306,452
Barclays Africa Group Ltd. (a)	17,456	202,206
Bid Corp. Ltd.	12,437	249,328
Bidvest Group Ltd. (a)	14,911	176,215
Capitec Bank Holdings Ltd.	1,681	92,908
Coronation Fund Managers Ltd.	6,308	32,373
Discovery Ltd.	13,314	124,843
Exxaro Resources Ltd.	8,539	70,252
FirstRand Ltd. (a)	147,803	560,226
Fortress Income Fund Ltd.	45,591	121,159
Fortress Income Fund Ltd., Class A	11,084	14,703
Foschini Group Ltd.	8,632	106,848
Gold Fields Ltd.	34,000	104,326
Growthpoint Properties Ltd. REIT (a)	93,052	187,842
Hyprop Investments Ltd. REIT	9,652	92,307
Impala Platinum Holdings Ltd.*	25,848	86,781
Imperial Holdings Ltd. (a)	5,774	73,553
Investec Ltd.	8,800	61,853
Liberty Holdings Ltd.	3,204	27,154
Life Healthcare Group Holdings Ltd.	35,425	90,497
MMI Holdings Ltd.	38,195	71,629
Mondi Ltd.	5,655	129,560
Mr Price Group Ltd.	9,255	119,943
MTN Group Ltd. (a)	68,141	622,269
Naspers Ltd., Class N	18,200	2,910,432
Nedbank Group Ltd. (a)	7,302	136,382
Netcare Ltd.	23,500	56,970
Pick n Pay Stores Ltd.	15,214	80,550
Pioneer Foods Group Ltd.	1,948	24,316
PSG Group Ltd.	5,135	98,425
Rand Merchant Investment Holdings Ltd.	22,072	67,642
Redefine Properties Ltd. REIT	229,623	190,280

Remgro Ltd.	21,199	360,872
Resilient REIT Ltd. REIT (a)	16,860	154,237
RMB Holdings Ltd.	28,945	139,920
Sanlam Ltd.	63,949	330,385
Sappi Ltd.	22,487	140,245
Sasol Ltd. (a)	22,995	653,870
Shoprite Holdings Ltd.	16,855	243,172
Sibanye Gold Ltd.	44,846	89,948
SPAR Group Ltd.	4,833	65,766
Standard Bank Group Ltd. (a)	56,019	611,586
Steinhoff International Holdings NV	133,096	708,526
Telkom SA SOC Ltd.	5,227	27,164
Tiger Brands Ltd.	5,658	180,297
Truworths International Ltd.	17,052	113,329
Vodacom Group Ltd.	11,860	134,020
Woolworths Holdings Ltd. (a)	43,193	230,494

		11,714,057

South Korea - 13.7%
Amorepacific Corp.	1,335	355,370
AMOREPACIFIC Group	1,204	138,421
BGF retail Co. Ltd.	823	74,239
BNK Financial Group, Inc.	3,858	29,615
Celltrion, Inc.*	3,305	296,668
Cheil Worldwide, Inc.	3,565	59,745
CJ CheilJedang Corp.	353	113,790
CJ Corp.	658	100,380
CJ E&M Corp.	1,170	80,811
CJ Korea Express Corp.*	292	44,546
Coway Co. Ltd.	2,220	175,715
Daelim Industrial Co. Ltd.	640	47,317
Daewoo Engineering & Construction Co. Ltd.*	3,262	17,684
DGB Financial Group, Inc.	6,829	62,809
Dongbu Insurance Co. Ltd.	2,786	150,541
Dongsuh Cos., Inc.	1,733	39,082
Doosan Heavy Industries & Construction Co. Ltd.	3,661	79,485
E-MART, Inc.	1,056	194,250
GS Engineering & Construction Corp.*	2,091	55,107
GS Holdings Corp.	878	43,094
GS Retail Co. Ltd.	1,408	65,497
Hana Financial Group, Inc.	11,510	358,813
Hankook Tire Co. Ltd.	3,367	178,065
Hanmi Pharm. Co. Ltd.*	308	87,436
Hanmi Science Co. Ltd.*	790	45,832
Hanon Systems	10,282	83,293
Hanssem Co. Ltd.	666	130,756
Hanwha Chemical Corp.	4,449	99,741
Hanwha Corp.	1,896	61,034
Hanwha Life Insurance Co. Ltd.	12,459	71,729
Hotel Shilla Co. Ltd.	1,764	79,717
Hyosung Corp.	1,017	118,271
Hyundai Department Store Co. Ltd.	740	65,051
Hyundai Development Co.-Engineering & Construction	1,982	76,773
Hyundai Engineering & Construction Co. Ltd.	3,828	161,820
Hyundai Glovis Co. Ltd.	813	110,365
Hyundai Heavy Industries Co. Ltd.*	1,359	197,706
Hyundai Marine & Fire Insurance Co. Ltd.	2,599	74,471
Hyundai Mobis Co. Ltd.	2,871	647,451
Hyundai Motor Co.	6,404	846,693
Hyundai Steel Co.	2,421	133,816
Hyundai Wia Corp.	1,050	62,122
Industrial Bank of Korea	4,402	48,078
Kakao Corp.	1,249	94,331
Kangwon Land, Inc.	5,800	181,322
KB Financial Group, Inc.	15,519	643,680
KCC Corp.	161	49,336
KEPCO Plant Service & Engineering Co. Ltd.*	1,238	66,676
Kia Motors Corp.	10,720	362,627
Korea Aerospace Industries Ltd.	2,788	143,746
Korea Electric Power Corp.	9,591	369,814
Korea Investment Holdings Co. Ltd.	1,278	53,573
Korea Zinc Co. Ltd.	380	139,969
Korean Air Lines Co. Ltd.*	1,901	48,586
KT&G Corp.	4,847	439,370
Kumho Petrochemical Co. Ltd.	759	51,484
LG Chem Ltd.	1,906	477,027
LG Corp.	3,942	218,932

LG Display Co. Ltd.	8,441	204,540
LG Electronics, Inc.	4,328	228,887
LG Household & Health Care Ltd.	389	302,049
LG Innotek Co. Ltd.	392	41,601
LG Uplus Corp.	4,533	51,313
Lotte Chemical Corp.	641	206,628
Lotte Chilsung Beverage Co. Ltd.	22	29,340
Lotte Confectionery Co. Ltd.	189	32,677
Lotte Shopping Co. Ltd.	469	95,812
Mirae Asset Daewoo Co. Ltd.	12,000	94,769
NAVER Corp.	1,140	782,348
NCSoft Corp.	727	176,164
Neo Holdings Co. Ltd.*	26	0
OCI Co. Ltd.	691	54,449
Orion Corp.	154	97,242
Ottogi Corp.	47	31,091
POSCO	3,075	770,960
Posco Daewoo Corp.	3,813	82,785
S-1 Corp.	876	70,498
Samsung Biologics Co. Ltd.*	300	43,644
Samsung C&T Corp.	3,151	342,757
Samsung Card Co. Ltd.	3,120	116,853
Samsung Electro-Mechanics Co. Ltd.	2,388	123,545
Samsung Electronics Co. Ltd.	4,003	6,804,126
Samsung Fire & Marine Insurance Co. Ltd.	1,377	310,533
Samsung Heavy Industries Co. Ltd.*	5,000	49,525
Samsung Life Insurance Co. Ltd.	2,921	276,407
Samsung SDI Co. Ltd.	2,285	260,681
Samsung SDS Co. Ltd.	1,403	161,300
Samsung Securities Co. Ltd.	2,000	58,634
Shinhan Financial Group Co. Ltd.	18,126	748,604
Shinsegae Inc.	301	53,106
SK Holdings Co. Ltd.	1,857	358,015
SK Hynix, Inc.	23,744	980,628
SK Innovation Co. Ltd.	2,286	312,348
SK Networks Co. Ltd.	9,582	62,793
SK Telecom Co. Ltd.	728	149,044
S-Oil Corp.	1,921	146,783
Woori Bank	10,903	128,242
Yuhan Corp.	339	67,155

		24,211,548

Taiwan - 12.1%
Acer, Inc.*	122,006	58,574
Advanced Semiconductor Engineering, Inc.	271,890	337,611
Advantech Co. Ltd.	13,410	114,138
Asia Cement Corp.	72,229	71,468
Asia Pacific Telecom Co. Ltd.*	15,833	5,308
Asustek Computer, Inc.	29,690	268,165
AU Optronics Corp.	365,370	145,085
Catcher Technology Co. Ltd.	31,224	261,187
Cathay Financial Holding Co. Ltd.	301,488	473,475
Chailease Holding Co. Ltd.	53,711	115,207
Chang Hwa Commercial Bank Ltd.	205,000	122,439
Cheng Shin Rubber Industry Co. Ltd.	91,182	193,799
Chicony Electronics Co. Ltd.	33,567	79,101
China Airlines Ltd.	168,475	55,384
China Development Financial Holding Corp.	560,000	147,639
China Life Insurance Co. Ltd.	114,916	112,771
China Steel Corp.	490,098	411,559
Chunghwa Telecom Co. Ltd.	157,545	523,039
Compal Electronics, Inc.	228,430	143,124
CTBC Financial Holding Co. Ltd.	622,433	371,756
Delta Electronics, Inc.	82,578	459,610
E.Sun Financial Holding Co. Ltd.	343,100	208,271
Eclat Textile Co. Ltd.	11,279	113,438
Eva Airways Corp.	144,143	71,547
Evergreen Marine Corp. Taiwan Ltd.*	108,204	51,243
Far Eastern New Century Corp.	62,569	56,004
Far EasTone Telecommunications Co. Ltd.	65,928	158,793
Feng TAY Enterprise Co. Ltd.	14,115	59,725
First Financial Holding Co. Ltd.	397,745	234,969
Formosa Chemicals & Fibre Corp.	149,305	472,356
Formosa Petrochemical Corp.	47,612	165,817

Formosa Plastics Corp.	171,815	517,847
Formosa Taffeta Co. Ltd.	32,793	33,302
Foxconn Technology Co. Ltd.	38,156	113,884
Fubon Financial Holding Co. Ltd.	287,170	465,009
Giant Manufacturing Co. Ltd.	16,031	99,139
Highwealth Construction Corp.	12,484	20,276
Hiwin Technologies Corp.	4,335	27,655
Hon Hai Precision Industry Co. Ltd.	648,023	1,887,743
Hotai Motor Co. Ltd.	11,718	134,063
HTC Corp.*	23,177	59,520
Hua Nan Financial Holdings Co. Ltd.	214,320	117,890
Innolux Corp.	280,865	114,271
Inventec Corp.	134,784	100,024
Largan Precision Co. Ltd.	4,023	597,096
Lite-On Technology Corp.	88,079	147,642
MediaTek, Inc.	62,625	456,589
Mega Financial Holding Co. Ltd.	370,660	288,339
Merida Industry Co. Ltd.	11,029	56,359
Nan Ya Plastics Corp.	197,325	479,127
Nien Made Enterprise Co. Ltd.	7,533	73,679
Novatek Microelectronics Corp.	24,087	90,159
OBI Pharma, Inc.*	5,195	59,097
Pegatron Corp.	79,996	210,122
Phison Electronics Corp.	9,181	80,534
Pou Chen Corp.	127,011	172,388
Powertech Technology, Inc.	27,854	80,869
President Chain Store Corp.	28,243	207,294
Quanta Computer, Inc.	111,811	231,821
Realtek Semiconductor Corp.	18,293	68,174
Shin Kong Financial Holding Co. Ltd.*	340,000	91,741
Siliconware Precision Industries Co. Ltd.	86,429	136,155
SinoPac Financial Holdings Co. Ltd.	300,689	91,508
Standard Foods Corp.	16,381	41,054
Synnex Technology International Corp.	81,345	89,358
TaiMed Biologics, Inc.*	5,085	30,371
Taishin Financial Holding Co. Ltd.	210,084	83,080
Taiwan Business Bank	94,761	25,939
Taiwan Cement Corp.	141,045	172,843
Taiwan Cooperative Financial Holding Co. Ltd.	216,168	103,076
Taiwan Fertilizer Co. Ltd.	24,574	33,993
Taiwan Mobile Co. Ltd.	66,639	234,251
Taiwan Semiconductor Manufacturing Co. Ltd.	1,003,141	6,170,965
Teco Electric and Machinery Co. Ltd.	48,813	44,009
Transcend Information, Inc.	7,809	21,935
Uni-President Enterprises Corp.	200,443	356,216
United Microelectronics Corp.	497,917	206,631
Vanguard International Semiconductor Corp.	37,801	74,683
Wistron Corp.	116,369	97,531
WPG Holdings Ltd.	93,899	119,194
Yuanta Financial Holding Co. Ltd.	399,000	168,828
Zhen Ding Technology Holding Ltd.	24,739	61,599

		21,507,474

Thailand - 2.1%
Advanced Info Service PCL, NVDR	43,200	206,684
Airports of Thailand PCL, NVDR	178,000	197,605
Bangkok Dusit Medical Services PCL, NVDR	160,800	92,595
Bangkok Expressway & Metro PCL, NVDR	285,700	57,704
Berli Jucker PCL, NVDR	49,700	65,497
BTS Group Holdings PCL, NVDR	242,900	57,062
Bumrungrad Hospital PCL, NVDR	14,800	74,624
Central Pattana PCL, NVDR	55,900	88,081
Charoen Pokphand Foods PCL, NVDR	112,500	90,244
CP ALL PCL, NVDR	180,000	309,407
Electricity Generating PCL, NVDR	5,500	32,617
Glow Energy PCL, NVDR	21,300	47,597
Home Product Center PCL, NVDR	164,000	46,279

Indorama Ventures PCL, NVDR	66,997	68,138
IRPC PCL, NVDR	558,966	79,428
Kasikornbank PCL, NVDR	76,749	421,063
Krung Thai Bank PCL, NVDR	222,709	125,055
Minor International PCL, NVDR	89,800	88,114
PTT Exploration & Production PCL, NVDR	38,800	103,376
PTT Global Chemical PCL, NVDR	70,000	142,886
PTT PCL	14,400	163,779
PTT PCL, NVDR	27,098	308,201
Siam Cement PCL	17,000	251,307
Siam Commercial Bank PCL, NVDR	69,998	308,825
Thai Oil PCL, NVDR	43,857	94,548
Thai Union Group PCL, NVDR	79,000	45,944
True Corp. PCL, NVDR	415,700	74,433

		3,641,093

Turkey - 1.1%
Akbank TAS	109,797	262,190
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,980	48,859
Arcelik AS	12,461	71,497
BIM Birlesik Magazalar AS	8,826	127,087
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	75,134	64,623
Eregli Demir ve Celik Fabrikalari TAS	58,143	94,905
Ford Otomotiv Sanayi AS	2,915	29,334
Haci Omer Sabanci Holding AS	51,618	142,836
KOC Holding AS	26,329	107,296
Petkim Petrokimya Holding AS	15,371	18,247
TAV Havalimanlari Holding AS	9,228	38,468
Tofas Turk Otomobil Fabrikasi AS	5,164	38,569
Tupras Turkiye Petrol Rafinerileri AS	4,959	116,034
Turk Hava Yollari AO*	36,550	54,839
Turkcell Iletisim Hizmetleri AS*	22,821	74,500
Turkiye Garanti Bankasi AS	114,864	272,080
Turkiye Halk Bankasi AS	23,521	72,843
Turkiye Is Bankasi, Class C	82,134	142,867
Turkiye Sise ve Cam Fabrikalari AS	36,806	39,647
Turkiye Vakiflar Bankasi TAO, Class D	42,049	61,240
Ulker Biskuvi Sanayi AS	6,708	34,046

		1,912,007

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	103,204	199,242
Aldar Properties PJSC	187,586	122,589
DP World Ltd.	10,522	222,751
Dubai Islamic Bank PJSC	80,543	137,071
Emaar Malls PJSC	27,390	19,540
Emaar Properties PJSC	145,700	295,566
Emirates Telecommunications Group Co. PJSC	62,561	299,816
First Gulf Bank PJSC	37,377	138,923
National Bank of Abu Dhabi PJSC	28,369	81,109

		1,516,607

United States - 0.2%
Yum China Holdings, Inc.*	15,116	401,935

TOTAL COMMON STOCKS
(Cost $159,302,306)		165,555,014

PREFERRED STOCKS - 4.6%
Brazil - 3.4%
Banco Bradesco SA	113,728	1,221,726
Braskem SA, Class A	5,295	55,026
Centrais Eletricas Brasileiras SA, Class B*	8,968	70,914
Cia Brasileira de Distribuicao	7,542	139,276
Cia Energetica de Minas Gerais	33,908	116,514
Gerdau SA	39,950	166,298
Itau Unibanco Holding SA	132,221	1,701,320
Itausa - Investimentos Itau SA	159,451	514,590
Lojas Americanas SA	20,668	108,954
Petroleo Brasileiro SA*	165,347	806,804
Suzano Papel e Celulose SA, Class A	17,826	77,068
Telefonica Brasil SA	17,867	263,669
Vale SA	78,546	795,559

		6,037,718

Chile - 0.1%
Embotelladora Andina SA, Class B	14,867	56,859
Sociedad Quimica y Minera de Chile SA, Class B	3,591	112,724

		169,583

Colombia - 0.1%
Bancolombia SA	15,666	146,046
Grupo Aval Acciones y Valores SA	145,733	56,484
Grupo de Inversiones Suramericana SA	4,195	50,855

		253,385

Russia - 0.2%
Surgutneftegas OJSC	250,000	136,313
Transneft PJSC	60	190,213

		326,526

South Korea - 0.8%
Amorepacific Corp.	387	57,327
Hyundai Motor Co.	941	81,472
Hyundai Motor Co. - 2nd Preferred	1,626	146,674
LG Chem Ltd.	525	82,412
LG Household & Health Care Ltd.	137	68,818
Samsung Electronics Co. Ltd.	731	967,124

		1,403,827

TOTAL PREFERRED STOCKS
(Cost $6,228,492)		8,191,039

RIGHTS - 0.0%
Brazil - 0.0%
Itausa - Investimentos Itau SA*, expires 03/31/17	2,902	3,675

Malaysia - 0.0%
IOI Properties Group Bhd*, expires 03/17/17	20,417	3,357

Taiwan - 0.0%
Advanced Semiconductor Engineering, Inc.*, expires 03/21/17	10,334	1,295

TOTAL RIGHTS
(Cost $0)		8,327

SECURITIES LENDING COLLATERAL - 2.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $4,125,039)	4,125,039	$4,125,039

TOTAL INVESTMENTS - 100.4%
(Cost $169,655,837)†		$177,879,419
Other assets and liabilities, net - (0.4%)		(683,258)

NET ASSETS - 100.0%		$177,196,161

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $173,083,434. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $4,795,985. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,761,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,965,253.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $3,621,905, which is 2.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017 the Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	42,406,708	24.4%
Information Technology	41,687,206	24.0
Consumer Discretionary	17,996,108	10.4
Materials	13,297,018	7.6
Energy	12,814,393	7.4
Consumer Staples	12,161,018	7.0
Industrials	10,134,297	5.8
Telecommunication Services	9,719,331	5.6
Utilities	4,770,040	2.7
Real Estate	4,452,824	2.6
Health Care	4,315,437	2.5

Total	173,754,380	100.0%

At February 28, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
E-mini MSCI Emerging Markets Index Futures	USD	73	$3,397,420	3/17/2017	$23,310

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
JP Morgan & Chase Co.	3/2/2017	RUB	21,006,000	USD	346,965	$(13,097)
JP Morgan & Chase Co.	3/2/2017	RUB	25,534,500	USD	426,642	(11,043)
JP Morgan & Chase Co.	3/2/2017	TRY	463,900	USD	123,150	(4,326)
JP Morgan & Chase Co.	3/2/2017	USD	796,226	RUB	46,540,500	1,520
JP Morgan & Chase Co.	3/2/2017	USD	74,107	TRY	282,000	3,385
JP Morgan & Chase Co.	3/2/2017	USD	50,127	TRY	181,900	(142)
Goldman Sachs & Co.	3/3/2017	BRL	2,522,100	USD	795,753	(14,334)

JP Morgan & Chase Co.	3/3/2017	BRL	2,254,100	USD	711,903	(12,103)
JP Morgan & Chase Co.	3/3/2017	BRL	400,000	USD	128,287	(191)
The Bank of Nova Scotia	3/3/2017	BRL	252,100	USD	80,256	(717)
The Bank of Nova Scotia	3/3/2017	BRL	411,000	USD	129,858	(2,154)
The Bank of Nova Scotia	3/3/2017	BRL	34,642,500	USD	10,930,130	(196,885)
The Bank of Nova Scotia	3/3/2017	BRL	3,025,000	USD	961,386	(10,231)
The Bank of Nova Scotia	3/3/2017	BRL	1,008,300	USD	321,115	(2,747)
Goldman Sachs & Co.	3/3/2017	CLP	64,874,800	USD	100,218	467
JP Morgan & Chase Co.	3/3/2017	CLP	226,793,300	USD	349,887	1,174
RBC Capital Markets	3/3/2017	CLP	363,593,200	USD	561,627	2,574
RBC Capital Markets	3/3/2017	CLP	30,837,900	USD	47,427	12
RBC Capital Markets	3/3/2017	CLP	7,709,500	USD	11,893	39
RBC Capital Markets	3/3/2017	CLP	92,513,800	USD	143,414	1,167
The Bank of New York Mellon	3/3/2017	CLP	989,081,000	USD	1,524,008	3,218
Goldman Sachs & Co.	3/3/2017	COP	5,442,900	USD	1,896	38
Goldman Sachs & Co.	3/3/2017	COP	21,771,600	USD	7,520	89
Goldman Sachs & Co.	3/3/2017	COP	254,459,800	USD	86,785	(70)
JP Morgan & Chase Co.	3/3/2017	COP	65,314,800	USD	22,484	190
JP Morgan & Chase Co.	3/3/2017	COP	1,705,518,400	USD	582,486	338
Goldman Sachs & Co.	3/3/2017	CZK	44,500	USD	1,760	15
Goldman Sachs & Co.	3/3/2017	CZK	177,900	USD	7,039	63
Goldman Sachs & Co.	3/3/2017	CZK	5,546,400	USD	221,868	4,373
JP Morgan & Chase Co.	3/3/2017	CZK	1,396,000	USD	55,898	1,155
RBC Capital Markets	3/3/2017	CZK	533,800	USD	21,277	344
RBC Capital Markets	3/3/2017	CZK	337,500	USD	13,514	280
Goldman Sachs & Co.	3/3/2017	EGP	2,840,000	USD	150,185	(28,107)
Goldman Sachs & Co.	3/3/2017	EUR	3,000	USD	3,209	30
Goldman Sachs & Co.	3/3/2017	EUR	12,200	USD	13,048	121
Goldman Sachs & Co.	3/3/2017	EUR	62,500	USD	67,610	1,387
JP Morgan & Chase Co.	3/3/2017	EUR	36,500	USD	39,321	647
JP Morgan & Chase Co.	3/3/2017	EUR	418,500	USD	452,723	9,297
Goldman Sachs & Co.	3/3/2017	HKD	1,607,400	USD	207,233	162
Goldman Sachs & Co.	3/3/2017	HKD	32,641,800	USD	4,208,090	3,057
JP Morgan & Chase Co.	3/3/2017	HKD	33,999,900	USD	4,383,040	3,052
RBC Capital Markets	3/3/2017	HKD	19,288,500	USD	2,486,474	1,660
RBC Capital Markets	3/3/2017	HKD	6,429,500	USD	828,780	509
RBC Capital Markets	3/3/2017	HKD	83,653,700	USD	10,784,077	7,509
The Bank of New York Mellon	3/3/2017	HKD	102,202,500	USD	13,175,298	9,207
The Bank of New York Mellon	3/3/2017	HKD	1,467,000	USD	189,112	127
Goldman Sachs & Co.	3/3/2017	HUF	102,906,500	USD	358,684	4,895
Goldman Sachs & Co.	3/3/2017	HUF	885,900	USD	3,062	16
Goldman Sachs & Co.	3/3/2017	HUF	3,543,500	USD	12,259	76
JP Morgan & Chase Co.	3/3/2017	HUF	10,630,500	USD	37,019	471
JP Morgan & Chase Co.	3/3/2017	HUF	25,899,500	USD	90,268	1,227
RBC Capital Markets	3/3/2017	HUF	47,423,000	USD	165,285	2,246
Goldman Sachs & Co.	3/3/2017	IDR	41,033,149,500	USD	3,054,766	(21,037)
JP Morgan & Chase Co.	3/3/2017	IDR	9,401,903,300	USD	702,999	(1,759)
RBC Capital Markets	3/3/2017	IDR	4,008,488,400	USD	299,575	(897)
RBC Capital Markets	3/3/2017	IDR	1,336,162,800	USD	99,861	(296)

RBC Capital Markets	3/3/2017	IDR	7,021,877,700	USD	524,412	(1,941)
RBC Capital Markets	3/3/2017	IDR	334,040,700	USD	25,023	(17)
Goldman Sachs & Co.	3/3/2017	INR	54,121,300	USD	794,920	(15,930)
Goldman Sachs & Co.	3/3/2017	INR	5,645,200	USD	83,551	(1,026)
Goldman Sachs & Co.	3/3/2017	INR	22,580,900	USD	336,105	(2,204)
JP Morgan & Chase Co.	3/3/2017	INR	791,745,400	USD	11,658,917	(203,077)
JP Morgan & Chase Co.	3/3/2017	INR	67,742,600	USD	1,004,040	(10,885)
JP Morgan & Chase Co.	3/3/2017	INR	46,078,000	USD	680,600	(9,744)
Goldman Sachs & Co.	3/3/2017	MXN	6,933,300	USD	332,568	(12,355)
JP Morgan & Chase Co.	3/3/2017	MXN	14,653,500	USD	702,931	(26,062)
RBC Capital Markets	3/3/2017	MXN	713,900	USD	34,549	(966)
RBC Capital Markets	3/3/2017	MXN	8,566,200	USD	415,783	(10,375)
RBC Capital Markets	3/3/2017	MXN	16,529,400	USD	792,996	(29,321)
RBC Capital Markets	3/3/2017	MXN	2,855,400	USD	138,943	(3,110)
The Bank of New York Mellon	3/3/2017	MXN	86,773,700	USD	4,162,098	(154,785)
Goldman Sachs & Co.	3/3/2017	MYR	1,078,300	USD	242,669	(151)
JP Morgan & Chase Co.	3/3/2017	MYR	2,279,000	USD	514,041	837
RBC Capital Markets	3/3/2017	MYR	1,283,000	USD	289,159	243
RBC Capital Markets	3/3/2017	MYR	109,700	USD	24,621	(82)
RBC Capital Markets	3/3/2017	MYR	438,900	USD	98,574	(261)
RBC Capital Markets	3/3/2017	MYR	1,316,800	USD	296,756	228
The Bank of New York Mellon	3/3/2017	MYR	13,495,300	USD	3,032,992	(5,987)
Goldman Sachs & Co.	3/3/2017	PHP	5,752,400	USD	115,336	796
JP Morgan & Chase Co.	3/3/2017	PHP	12,157,700	USD	244,307	2,225
RBC Capital Markets	3/3/2017	PHP	38,973,100	USD	783,127	7,102
RBC Capital Markets	3/3/2017	PHP	618,200	USD	12,401	92
RBC Capital Markets	3/3/2017	PHP	7,418,800	USD	148,924	1,202
The Bank of New York Mellon	3/3/2017	PHP	71,994,100	USD	1,445,955	12,422
The Bank of Nova Scotia	3/3/2017	PHP	2,472,900	USD	49,394	154
JP Morgan & Chase Co.	3/3/2017	PLN	1,324,200	USD	330,795	5,108
RBC Capital Markets	3/3/2017	PLN	572,700	USD	142,775	1,919
RBC Capital Markets	3/3/2017	PLN	47,700	USD	11,831	99
RBC Capital Markets	3/3/2017	PLN	1,829,200	USD	456,946	7,053
The Bank of Nova Scotia	3/3/2017	PLN	4,840,000	USD	1,209,084	18,683
The Bank of Nova Scotia	3/3/2017	PLN	190,900	USD	47,279	327
Goldman Sachs & Co.	3/3/2017	RUB	20,167,400	USD	333,204	(12,200)
JP Morgan & Chase Co.	3/3/2017	RUB	295,030,900	USD	4,884,082	(168,868)
JP Morgan & Chase Co.	3/3/2017	RUB	2,127,900	USD	35,612	(832)
JP Morgan & Chase Co.	3/3/2017	RUB	8,511,500	USD	142,844	(2,932)
Goldman Sachs & Co.	3/3/2017	THB	5,520,000	USD	156,997	(1,139)
Goldman Sachs & Co.	3/3/2017	THB	105,174,000	USD	2,985,353	(27,650)
The Bank of Nova Scotia	3/3/2017	THB	18,148,300	USD	516,553	(3,356)
The Bank of Nova Scotia	3/3/2017	THB	815,500	USD	23,265	(98)
The Bank of Nova Scotia	3/3/2017	THB	3,261,800	USD	93,026	(417)
The Bank of Nova Scotia	3/3/2017	THB	9,785,500	USD	278,968	(1,365)
Goldman Sachs & Co.	3/3/2017	TRY	690,700	USD	181,432	(8,197)
JP Morgan & Chase Co.	3/3/2017	TRY	4,629,200	USD	1,215,935	(54,993)
JP Morgan & Chase Co.	3/3/2017	TRY	38,700	USD	10,274	(351)
JP Morgan & Chase Co.	3/3/2017	TRY	154,600	USD	41,325	(1,120)

RBC Capital Markets	3/3/2017	TRY	1,069,600	USD	281,093	(12,562)
Goldman Sachs & Co.	3/3/2017	TWD	37,815,400	USD	1,208,469	(22,500)
JP Morgan & Chase Co.	3/3/2017	TWD	3,797,600	USD	122,389	(1,231)
JP Morgan & Chase Co.	3/3/2017	TWD	118,838,800	USD	3,810,524	(57,921)
RBC Capital Markets	3/3/2017	TWD	13,872,600	USD	443,073	(8,509)
RBC Capital Markets	3/3/2017	TWD	45,570,700	USD	1,470,687	(12,732)
The Bank of New York Mellon	3/3/2017	TWD	194,119,200	USD	6,245,792	(73,183)
The Bank of Nova Scotia	3/3/2017	TWD	15,190,200	USD	489,848	(4,624)
The Bank of Nova Scotia	3/3/2017	TWD	240,246,500	USD	7,664,343	(156,169)
Goldman Sachs & Co.	3/3/2017	USD	813,476	BRL	2,522,100	(3,389)
JP Morgan & Chase Co.	3/3/2017	USD	726,871	BRL	2,254,100	(2,864)
The Bank of Nova Scotia	3/3/2017	USD	12,694,882	BRL	39,338,900	(59,404)
Goldman Sachs & Co.	3/3/2017	USD	99,853	CLP	64,874,800	(103)
JP Morgan & Chase Co.	3/3/2017	USD	349,069	CLP	226,793,300	(356)
RBC Capital Markets	3/3/2017	USD	761,330	CLP	494,654,400	(759)
The Bank of New York Mellon	3/3/2017	USD	656,770	CLP	426,244,000	(1,387)
The Bank of New York Mellon	3/3/2017	USD	868,187	CLP	562,837,000	(2,781)
Goldman Sachs & Co.	3/3/2017	USD	96,941	COP	281,674,300	(796)
JP Morgan & Chase Co.	3/3/2017	USD	229,783	COP	670,833,200	(806)
JP Morgan & Chase Co.	3/3/2017	USD	376,068	COP	1,100,000,000	(603)
Goldman Sachs & Co.	3/3/2017	USD	10,061	CZK	251,000	(218)
Goldman Sachs & Co.	3/3/2017	USD	216,998	CZK	5,517,800	(625)
JP Morgan & Chase Co.	3/3/2017	USD	54,900	CZK	1,396,000	(158)
RBC Capital Markets	3/3/2017	USD	34,266	CZK	871,300	(99)
Goldman Sachs & Co.	3/3/2017	USD	179,520	EGP	2,840,000	(1,227)
Goldman Sachs & Co.	3/3/2017	USD	82,568	EUR	77,700	(240)
JP Morgan & Chase Co.	3/3/2017	USD	483,483	EUR	455,000	(1,384)
Goldman Sachs & Co.	3/3/2017	USD	4,412,033	HKD	34,249,200	71
JP Morgan & Chase Co.	3/3/2017	USD	4,380,108	HKD	33,999,900	(120)
RBC Capital Markets	3/3/2017	USD	14,089,843	HKD	109,371,700	(190)
The Bank of New York Mellon	3/3/2017	USD	13,355,582	HKD	103,669,500	(507)
Goldman Sachs & Co.	3/3/2017	USD	244,855	HUF	71,074,900	(502)
Goldman Sachs & Co.	3/3/2017	USD	126,349	HUF	36,261,000	(1,685)
JP Morgan & Chase Co.	3/3/2017	USD	125,847	HUF	36,530,000	(258)
RBC Capital Markets	3/3/2017	USD	163,376	HUF	47,423,000	(337)
Goldman Sachs & Co.	3/3/2017	USD	3,075,948	IDR	41,033,149,500	(144)
JP Morgan & Chase Co.	3/3/2017	USD	705,319	IDR	9,401,903,300	(562)
RBC Capital Markets	3/3/2017	USD	349,873	IDR	4,678,500,000	823
RBC Capital Markets	3/3/2017	USD	601,355	IDR	8,022,069,600	(28)
Goldman Sachs & Co.	3/3/2017	USD	1,235,891	INR	82,347,400	(2,155)
JP Morgan & Chase Co.	3/3/2017	USD	13,573,649	INR	905,566,000	(6,385)
Goldman Sachs & Co.	3/3/2017	USD	346,735	MXN	6,933,300	(1,812)
JP Morgan & Chase Co.	3/3/2017	USD	732,825	MXN	14,653,500	(3,832)
RBC Capital Markets	3/3/2017	USD	1,433,560	MXN	28,664,900	(7,518)
The Bank of New York Mellon	3/3/2017	USD	3,734,503	MXN	74,672,700	(19,630)
The Bank of New York Mellon	3/3/2017	USD	580,439	MXN	12,101,000	21,571
Goldman Sachs & Co.	3/3/2017	USD	242,860	MYR	1,078,300	(40)
JP Morgan & Chase Co.	3/3/2017	USD	513,288	MYR	2,279,000	(85)
RBC Capital Markets	3/3/2017	USD	709,419	MYR	3,148,400	(437)

The Bank of New York Mellon	3/3/2017	USD	2,859,752	MYR	12,697,300	(473)
The Bank of New York Mellon	3/3/2017	USD	179,346	MYR	798,000	354
Goldman Sachs & Co.	3/3/2017	USD	114,498	PHP	5,752,400	42
JP Morgan & Chase Co.	3/3/2017	USD	241,920	PHP	12,157,700	162
RBC Capital Markets	3/3/2017	USD	935,711	PHP	47,010,100	346
The Bank of New York Mellon	3/3/2017	USD	626,552	PHP	31,196,000	(5,383)
The Bank of New York Mellon	3/3/2017	USD	812,226	PHP	40,798,100	138
The Bank of Nova Scotia	3/3/2017	USD	49,212	PHP	2,472,900	28
Goldman Sachs & Co.	3/3/2017	USD	105,268	PLN	421,400	(1,624)
Goldman Sachs & Co.	3/3/2017	USD	103,782	PLN	421,400	(138)
JP Morgan & Chase Co.	3/3/2017	USD	326,123	PLN	1,324,200	(435)
RBC Capital Markets	3/3/2017	USD	218,346	PLN	874,000	(3,385)
RBC Capital Markets	3/3/2017	USD	388,040	PLN	1,575,600	(521)
The Bank of Nova Scotia	3/3/2017	USD	1,239,031	PLN	5,030,900	(1,678)
Goldman Sachs & Co.	3/3/2017	USD	344,946	RUB	20,167,400	458
JP Morgan & Chase Co.	3/3/2017	USD	5,228,159	RUB	305,670,300	7,011
Goldman Sachs & Co.	3/3/2017	USD	3,174,477	THB	110,694,000	(3,338)
The Bank of Nova Scotia	3/3/2017	USD	918,013	THB	32,011,100	(965)
Goldman Sachs & Co.	3/3/2017	USD	190,297	TRY	690,700	(668)
JP Morgan & Chase Co.	3/3/2017	USD	1,328,600	TRY	4,822,500	(4,602)
RBC Capital Markets	3/3/2017	USD	294,695	TRY	1,069,600	(1,040)
Goldman Sachs & Co.	3/3/2017	USD	6,170,238	TWD	189,241,200	(10,052)
Goldman Sachs & Co.	3/3/2017	USD	1,232,977	TWD	37,815,400	(2,009)
JP Morgan & Chase Co.	3/3/2017	USD	3,987,527	TWD	122,636,400	4,537
RBC Capital Markets	3/3/2017	USD	1,933,115	TWD	59,443,300	1,885
The Bank of New York Mellon	3/3/2017	USD	156,950	TWD	4,878,000	1,839
The Bank of Nova Scotia	3/3/2017	USD	8,314,997	TWD	255,436,700	(13)
Goldman Sachs & Co.	3/3/2017	USD	1,054,415	ZAR	13,795,500	(3,312)
JP Morgan & Chase Co.	3/3/2017	USD	10,321,313	ZAR	135,032,700	(32,941)
RBC Capital Markets	3/3/2017	USD	1,079,922	ZAR	14,127,700	(3,508)
Goldman Sachs & Co.	3/3/2017	ZAR	9,139,600	USD	674,522	(21,839)
Goldman Sachs & Co.	3/3/2017	ZAR	3,724,700	USD	276,423	(7,368)
Goldman Sachs & Co.	3/3/2017	ZAR	931,200	USD	68,984	(1,966)
JP Morgan & Chase Co.	3/3/2017	ZAR	133,704,700	USD	9,868,234	(318,955)
JP Morgan & Chase Co.	3/3/2017	ZAR	1,328,000	USD	98,011	(3,172)
RBC Capital Markets	3/3/2017	ZAR	11,174,100	USD	830,298	(21,075)
RBC Capital Markets	3/3/2017	ZAR	2,953,600	USD	218,017	(7,023)
Goldman Sachs & Co.	3/6/2017	AED	3,513,400	USD	955,923	(729)
Goldman Sachs & Co.	3/6/2017	AED	839,600	USD	228,438	(174)
Goldman Sachs & Co.	3/6/2017	AED	110,800	USD	30,158	(12)
Goldman Sachs & Co.	3/6/2017	AED	27,700	USD	7,540	(2)
The Bank of Nova Scotia	3/6/2017	AED	549,400	USD	149,541	(53)
The Bank of Nova Scotia	3/6/2017	AED	332,300	USD	90,966	485
Goldman Sachs & Co.	3/6/2017	EGP	25,800	USD	1,393	(218)
JP Morgan & Chase Co.	3/6/2017	EGP	309,800	USD	16,479	(2,861)
JP Morgan & Chase Co.	3/6/2017	EGP	3,426,900	USD	180,363	(33,567)
Goldman Sachs & Co.	3/6/2017	KRW	19,923,796,900	USD	17,095,368	(525,716)
Goldman Sachs & Co.	3/6/2017	KRW	690,822,600	USD	602,970	(8,010)
Goldman Sachs & Co.	3/6/2017	KRW	172,705,600	USD	150,782	(1,963)

JP Morgan & Chase Co.	3/6/2017	KRW	5,351,629,300	USD	4,632,723	(100,386)
RBC Capital Markets	3/6/2017	KRW	2,072,467,800	USD	1,807,175	(25,766)
RBC Capital Markets	3/6/2017	KRW	2,029,491,200	USD	1,761,558	(33,373)
Goldman Sachs & Co.	3/6/2017	QAR	31,700	USD	8,702	(4)
Goldman Sachs & Co.	3/6/2017	QAR	126,900	USD	34,829	(19)
Goldman Sachs & Co.	3/6/2017	QAR	4,490,800	USD	1,232,467	(755)
Goldman Sachs & Co.	3/6/2017	QAR	520,000	USD	142,798	1
The Bank of Nova Scotia	3/6/2017	QAR	380,600	USD	103,340	(1,177)
Goldman Sachs & Co.	3/6/2017	USD	143,487	AED	527,000	8
Goldman Sachs & Co.	3/6/2017	USD	1,079,510	AED	3,964,500	(29)
The Bank of Nova Scotia	3/6/2017	USD	240,082	AED	881,700	(7)
Goldman Sachs & Co.	3/6/2017	USD	1,627	EGP	25,800	(16)
JP Morgan & Chase Co.	3/6/2017	USD	98,019	EGP	1,548,700	(1,339)
JP Morgan & Chase Co.	3/6/2017	USD	115,158	EGP	2,188,000	21,432
Goldman Sachs & Co.	3/6/2017	USD	15,122	KRW	17,425,000	289
Goldman Sachs & Co.	3/6/2017	USD	18,388,416	KRW	20,769,900,100	(19,018)
JP Morgan & Chase Co.	3/6/2017	USD	4,740,570	KRW	5,351,629,300	(7,460)
RBC Capital Markets	3/6/2017	USD	3,627,644	KRW	4,101,959,000	226
Goldman Sachs & Co.	3/6/2017	USD	1,419,697	QAR	5,169,400	(125)
The Bank of Nova Scotia	3/6/2017	USD	104,525	QAR	380,600	(8)
Goldman Sachs & Co.	4/5/2017	AED	3,964,500	USD	1,079,157	(170)
The Bank of Nova Scotia	4/5/2017	AED	881,700	USD	240,029	(12)
Goldman Sachs & Co.	4/5/2017	BRL	2,522,100	USD	806,504	2,935
JP Morgan & Chase Co.	4/5/2017	BRL	2,254,100	USD	720,805	2,623
JP Morgan & Chase Co.	4/5/2017	BRL	1,087,000	USD	344,587	(1,743)
The Bank of Nova Scotia	4/5/2017	BRL	39,338,900	USD	12,582,811	48,997
Goldman Sachs & Co.	4/5/2017	CLP	562,837,000	USD	864,440	733
Goldman Sachs & Co.	4/5/2017	CLP	64,874,800	USD	99,639	84
JP Morgan & Chase Co.	4/5/2017	CLP	226,793,300	USD	348,404	376
RBC Capital Markets	4/5/2017	CLP	494,654,400	USD	759,932	855
Goldman Sachs & Co.	4/5/2017	COP	1,261,319,000	USD	426,842	(1,645)
Goldman Sachs & Co.	4/5/2017	COP	281,674,300	USD	96,451	763
JP Morgan & Chase Co.	4/5/2017	COP	670,833,200	USD	228,693	802
Goldman Sachs & Co.	4/5/2017	CZK	5,517,800	USD	217,366	515
JP Morgan & Chase Co.	4/5/2017	CZK	1,396,000	USD	55,016	152
RBC Capital Markets	4/5/2017	CZK	871,300	USD	34,326	84
Goldman Sachs & Co.	4/5/2017	EGP	2,840,000	USD	173,488	4,697
Goldman Sachs & Co.	4/5/2017	EGP	25,800	USD	1,576	43
JP Morgan & Chase Co.	4/5/2017	EGP	1,548,700	USD	94,433	2,388
Goldman Sachs & Co.	4/5/2017	EUR	77,700	USD	82,696	236
JP Morgan & Chase Co.	4/5/2017	EUR	455,000	USD	484,204	1,331
Goldman Sachs & Co.	4/5/2017	HUF	71,074,900	USD	245,087	456
JP Morgan & Chase Co.	4/5/2017	HUF	36,530,000	USD	125,987	255
RBC Capital Markets	4/5/2017	HUF	47,423,000	USD	163,537	313
Goldman Sachs & Co.	4/5/2017	IDR	41,033,149,500	USD	3,061,033	(3,117)
JP Morgan & Chase Co.	4/5/2017	IDR	9,401,903,300	USD	702,788	701
RBC Capital Markets	4/5/2017	IDR	8,022,069,600	USD	599,333	285
Goldman Sachs & Co.	4/5/2017	KRW	20,769,900,100	USD	18,383,696	8,773
JP Morgan & Chase Co.	4/5/2017	KRW	5,351,629,300	USD	4,740,948	6,415

RBC Capital Markets	4/5/2017	KRW	4,101,959,000	USD	3,628,286	(676)
Goldman Sachs & Co.	4/5/2017	MXN	6,933,300	USD	345,017	1,841
JP Morgan & Chase Co.	4/5/2017	MXN	14,653,500	USD	729,273	3,973
RBC Capital Markets	4/5/2017	MXN	28,664,900	USD	1,426,500	7,680
The Bank of New York Mellon	4/5/2017	MXN	74,672,700	USD	3,716,132	20,076
Goldman Sachs & Co.	4/5/2017	MYR	1,078,300	USD	242,315	(75)
JP Morgan & Chase Co.	4/5/2017	MYR	2,279,000	USD	511,847	(445)
RBC Capital Markets	4/5/2017	MYR	3,148,400	USD	708,094	371
The Bank of New York Mellon	4/5/2017	MYR	12,697,300	USD	2,853,967	(238)
Goldman Sachs & Co.	4/5/2017	PHP	40,798,100	USD	808,107	(3,127)
Goldman Sachs & Co.	4/5/2017	PHP	5,752,400	USD	114,044	(337)
JP Morgan & Chase Co.	4/5/2017	PHP	12,157,700	USD	240,914	(832)
RBC Capital Markets	4/5/2017	PHP	47,010,100	USD	931,816	(2,939)
The Bank of Nova Scotia	4/5/2017	PHP	2,472,900	USD	48,997	(174)
Goldman Sachs & Co.	4/5/2017	PLN	535,000	USD	131,699	187
Goldman Sachs & Co.	4/5/2017	PLN	421,400	USD	103,719	132
JP Morgan & Chase Co.	4/5/2017	PLN	1,324,200	USD	325,954	445
RBC Capital Markets	4/5/2017	PLN	1,575,600	USD	387,827	520
The Bank of Nova Scotia	4/5/2017	PLN	5,030,900	USD	1,238,299	1,624
Goldman Sachs & Co.	4/5/2017	QAR	5,169,400	USD	1,419,112	(27)
The Bank of Nova Scotia	4/5/2017	QAR	380,600	USD	104,453	(32)
Goldman Sachs & Co.	4/5/2017	RUB	20,167,400	USD	342,022	(368)
JP Morgan & Chase Co.	4/5/2017	RUB	305,670,300	USD	5,185,603	(3,881)
JP Morgan & Chase Co.	4/5/2017	RUB	46,540,500	USD	789,545	(591)
Goldman Sachs & Co.	4/5/2017	THB	110,694,000	USD	3,172,202	2,189
The Bank of Nova Scotia	4/5/2017	THB	32,011,100	USD	917,486	765
Goldman Sachs & Co.	4/5/2017	TRY	690,700	USD	188,524	719
JP Morgan & Chase Co.	4/5/2017	TRY	181,900	USD	49,663	203
JP Morgan & Chase Co.	4/5/2017	TRY	4,822,500	USD	1,316,652	5,388
RBC Capital Markets	4/5/2017	TRY	1,069,600	USD	292,014	1,184
Goldman Sachs & Co.	4/5/2017	USD	837,465	KRW	946,000,000	(548)
The Bank of New York Mellon	4/5/2017	USD	75,489	MXN	1,520,000	(254)
The Bank of Nova Scotia	4/5/2017	USD	63,886	PHP	3,215,000	41
JP Morgan & Chase Co.	4/5/2017	USD	796,329	RUB	46,965,000	1,014
Goldman Sachs & Co.	4/5/2017	USD	129,112	THB	4,506,000	(71)
RBC Capital Markets	4/5/2017	USD	156,134	ZAR	2,058,000	(274)
Goldman Sachs & Co.	4/5/2017	ZAR	13,795,500	USD	1,048,378	3,594
JP Morgan & Chase Co.	4/5/2017	ZAR	135,032,700	USD	10,261,857	35,326
RBC Capital Markets	4/5/2017	ZAR	14,127,700	USD	1,073,646	3,702
Goldman Sachs & Co.	4/7/2017	HKD	34,249,200	USD	4,413,966	(298)
JP Morgan & Chase Co.	4/7/2017	HKD	33,999,900	USD	4,382,170	37
RBC Capital Markets	4/7/2017	HKD	109,371,700	USD	14,095,199	(1,351)
The Bank of New York Mellon	4/7/2017	HKD	103,669,500	USD	13,361,314	(299)
Goldman Sachs & Co.	4/7/2017	INR	26,216,000	USD	391,459	622
Goldman Sachs & Co.	4/7/2017	INR	82,347,400	USD	1,230,903	3,242
JP Morgan & Chase Co.	4/7/2017	INR	905,566,000	USD	13,521,157	20,692
Goldman Sachs & Co.	4/7/2017	TWD	189,241,200	USD	6,172,250	4,116
Goldman Sachs & Co.	4/7/2017	TWD	37,815,400	USD	1,233,379	823
JP Morgan & Chase Co.	4/7/2017	TWD	122,636,400	USD	3,994,021	(3,195)

RBC Capital Markets	4/7/2017	TWD	59,443,300	USD	1,936,264	(1,233)
RBC Capital Markets	4/7/2017	TWD	8,150,000	USD	265,777	136
The Bank of Nova Scotia	4/7/2017	TWD	255,436,700	USD	8,327,195	1,482

Total net unrealized depreciation						$(2,419,743)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$165,311,669	$—	$243,345	$165,555,014
Preferred Stocks (f)	8,191,039	—	—	8,191,039
Rights (f)	8,327	—	—	8,327
Short-Term Investments	4,125,039	—	—	4,125,039
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	393,269	—	393,269
Futures Contracts	23,310	—	—	23,310

TOTAL	$177,659,384	$393,269	$243,345	$178,295,998

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(2,813,012)	$—	$(2,813,012)

TOTAL	$—	$(2,813,012)	$—	$(2,813,012)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended February 28, 2017, the amount of transfers between Level 1 and Level 3 was $ 156,242 and between Level 3 and Level 1 was $ 28,956. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.7%
Australia - 0.4%
BHP Billiton PLC	597,734	$9,623,525

Austria - 0.3%
ANDRITZ AG	20,742	1,083,542
Erste Group Bank AG*	85,452	2,485,896
OMV AG	41,941	1,602,230
Raiffeisen Bank International AG*	33,800	750,530
voestalpine AG	32,588	1,371,456

		7,293,654

Belgium - 1.8%
Ageas	55,702	2,114,945
Anheuser-Busch InBev SA/NV	215,905	23,616,361
Colruyt SA	19,308	905,539
Groupe Bruxelles Lambert SA	23,279	1,973,189
KBC Group NV	71,239	4,357,675
Proximus SADP	43,937	1,291,909
Solvay SA	21,140	2,462,410
Telenet Group Holding NV*	15,492	875,428
UCB SA	35,941	2,559,082
Umicore SA	27,174	1,431,203

		41,587,741

Chile - 0.1%
Antofagasta PLC	111,621	1,124,659

Denmark - 2.6%
A.P. Moller - Maersk A/S, Class A	1,071	1,660,643
A.P. Moller - Maersk A/S, Class B	1,856	3,025,950
Carlsberg A/S, Class B	30,278	2,660,223
Chr Hansen Holding A/S	27,915	1,666,104
Coloplast A/S, Class B	33,728	2,377,882
Danske Bank A/S	194,903	6,505,238
DONG Energy A/S, 144A*	41,697	1,534,925
DSV A/S	53,859	2,651,175
Genmab A/S*	16,276	3,224,187
ISS A/S	47,369	1,845,655
Novo Nordisk A/S, Class B	541,505	19,231,286
Novozymes A/S, Class B	65,262	2,510,274
Pandora A/S	31,490	3,590,215
TDC A/S*	230,144	1,238,481
Tryg A/S	32,671	607,618
Vestas Wind Systems A/S	62,758	4,655,300
William Demant Holding A/S*	34,471	705,941

		59,691,097

Finland - 1.5%
Elisa OYJ	40,817	1,360,812
Fortum OYJ	126,751	1,945,718
Kone OYJ, Class B (a)	95,781	4,288,141
Metso OYJ	32,373	956,515
Neste OYJ	36,424	1,268,760
Nokia OYJ	1,653,872	8,476,723
Nokian Renkaat OYJ	32,967	1,296,775
Orion OYJ, Class B	29,321	1,445,657
Sampo OYJ, Class A	126,959	5,784,864
Stora Enso OYJ, Class R	156,681	1,683,118
UPM-Kymmene OYJ	151,657	3,603,727
Wartsila OYJ Abp	42,305	2,175,015

		34,285,825

France - 14.8%
Accor SA	48,280	1,905,258
Aeroports de Paris	8,495	962,958
Air Liquide SA	109,979	11,872,554
Airbus SE	163,943	12,039,589
Alstom SA*	43,179	1,172,186
Arkema SA	19,203	1,861,446
Atos SE	25,277	2,985,799
AXA SA	548,841	12,948,724
BNP Paribas SA	299,746	17,506,592
Bollore SA	246,977	957,369
Bouygues SA	58,511	2,254,452
Bureau Veritas SA	74,997	1,430,928
Capgemini SA	46,235	3,952,308
Carrefour SA	159,746	3,814,557
Casino Guichard Perrachon SA	15,727	831,644
Christian Dior SE	15,450	3,271,911
Cie de Saint-Gobain	141,000	6,756,253
Cie Generale des Etablissements Michelin	51,551	5,791,726
CNP Assurances	48,605	900,341
Credit Agricole SA	316,726	3,823,475
Danone SA	166,610	11,042,261

Dassault Aviation SA	661	748,547
Dassault Systemes	36,263	2,928,531
Edenred	59,439	1,345,033
Eiffage SA	16,567	1,183,295
Electricite de France SA (a)	74,872	733,705
Engie SA	447,075	5,465,708
Essilor International SA	58,516	6,704,422
Eurazeo SA	11,309	698,478
Eutelsat Communications SA	49,299	969,079
Fonciere Des Regions REIT	9,860	811,735
Gecina SA REIT	11,601	1,476,042
Groupe Eurotunnel SE	131,958	1,230,208
Hermes International	7,461	3,255,735
ICADE REIT	10,732	765,167
Iliad SA	7,437	1,539,904
Imerys SA	10,219	825,159
Ingenico Group SA	15,631	1,402,258
JCDecaux SA	21,145	675,391
Kering	21,502	5,233,528
Klepierre REIT	62,086	2,306,363
Lagardere SCA	33,291	837,274
Legrand SA	75,292	4,245,061
L’Oreal SA	71,126	13,227,855
LVMH Moet Hennessy Louis Vuitton SE	79,055	15,866,611
Natixis SA	265,654	1,449,667
Orange SA	563,991	8,523,229
Pernod Ricard SA	59,885	6,845,414
Peugeot SA*	137,644	2,618,930
Publicis Groupe SA	54,257	3,657,446
Remy Cointreau SA	6,325	561,854
Renault SA	54,410	4,825,211
Rexel SA	85,448	1,381,844
Safran SA	88,449	6,293,088
Sanofi	328,432	28,298,046
Schneider Electric SE	158,997	10,761,728
SCOR SE	45,997	1,661,180
SEB SA	6,466	851,808
SFR Group SA*	25,286	736,670
Societe BIC SA	8,118	1,004,075
Societe Generale SA	217,089	9,638,639
Sodexo SA	26,034	2,855,954
Suez	92,141	1,381,729
Thales SA	29,888	2,944,693
TOTAL SA (a)	644,720	32,135,938
Unibail-Rodamco SE REIT	28,026	6,393,905
Valeo SA	67,447	4,145,011
Veolia Environnement SA	135,023	2,210,021
Vinci SA	142,959	10,300,172
Vivendi SA	290,707	5,129,326
Wendel SA	8,057	891,542
Zodiac Aerospace	57,342	1,684,242

		341,738,782

Germany - 13.5%
adidas AG	53,379	8,957,479
Allianz SE	129,483	22,524,031
Axel Springer SE	12,515	654,435
BASF SE	260,191	24,229,327
Bayer AG	234,206	25,754,646
Bayerische Motoren Werke AG	93,947	8,397,136
Beiersdorf AG	28,636	2,612,622
Brenntag AG	43,949	2,519,805
Commerzbank AG	302,091	2,304,575
Continental AG	31,182	6,326,055
Covestro AG, 144A	20,176	1,519,083
Daimler AG	272,941	19,847,521
Deutsche Bank AG* (b)	390,685	7,698,390
Deutsche Boerse AG*	54,757	4,692,976
Deutsche Lufthansa AG	70,085	1,026,851
Deutsche Post AG	275,274	9,441,374
Deutsche Telekom AG	927,757	16,030,550
Deutsche Wohnen AG	95,976	3,296,878
E.ON SE	567,239	4,402,438
Evonik Industries AG	46,331	1,487,708
Fraport AG Frankfurt Airport Services Worldwide	12,053	754,773
Fresenius Medical Care AG & Co. KGaA	60,856	5,064,188
Fresenius SE & Co. KGaA	116,125	9,229,177
GEA Group AG	51,934	2,021,395
Hannover Rueck SE	17,160	1,937,915
HeidelbergCement AG	42,082	3,932,551
Henkel AG & Co. KGaA	29,447	3,174,210
HOCHTIEF AG	6,028	919,594
HUGO BOSS AG	19,036	1,310,435
Infineon Technologies AG	320,921	5,711,729

Innogy SE, 144A*	39,638	1,423,546
K+S AG (a)	54,379	1,271,434
LANXESS AG	26,005	1,765,937
Linde AG	52,626	8,549,572
MAN SE	10,012	1,027,685
Merck KGaA	36,593	3,998,780
METRO AG	50,772	1,574,102
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	45,662	8,629,984
OSRAM Licht AG	25,332	1,505,541
ProSiebenSat.1 Media SE	66,281	2,658,107
RWE AG*	139,076	1,982,422
SAP SE	278,525	25,951,367
Siemens AG	216,724	28,194,577
Symrise AG	34,917	2,171,747
Telefonica Deutschland Holding AG	211,423	928,180
thyssenkrupp AG	104,816	2,620,039
TUI AG	141,418	1,996,944
United Internet AG	34,812	1,433,889
Volkswagen AG	9,193	1,390,739
Vonovia SE	132,064	4,601,596
Zalando SE, 144A*	24,516	980,453

		312,436,488

Ireland - 0.9%
AerCap Holdings NV*	45,387	2,056,031
Bank of Ireland*	8,077,833	1,916,916
CRH PLC	241,157	8,140,930
DCC PLC	25,136	2,141,192
Kerry Group PLC, Class A	47,444	3,644,009
Paddy Power Betfair PLC	23,587	2,583,768
Ryanair Holdings PLC*	45,764	693,298

		21,176,144

Italy - 2.8%
Assicurazioni Generali SpA	331,377	4,746,344
Atlantia SpA	117,176	2,743,413
Enel SpA	2,161,456	9,278,463
Eni SpA	719,805	11,072,398
Ferrari NV	34,892	2,273,323
Intesa Sanpaolo SpA	3,594,130	8,376,772
Intesa Sanpaolo SpA-RSP	265,567	590,818
Leonardo SpA*	114,986	1,579,957
Luxottica Group SpA	48,124	2,536,894
Mediobanca SpA	160,358	1,285,168
Poste Italiane SpA, 144A	147,614	947,677
Prysmian SpA	55,374	1,408,505
Saipem SpA*	1,717,342	784,323
Snam SpA	692,372	2,757,957
Telecom Italia SpA*	3,230,475	2,619,822
Telecom Italia SpA-RSP*	1,711,683	1,140,602
Terna Rete Elettrica Nazionale SpA	428,447	1,984,438
UniCredit SpA (a)	538,848	7,221,327
UnipolSai SpA	325,698	690,089

		64,038,290

Jersey Island - 0.1%
Randgold Resources Ltd.	26,624	2,481,030

Jordan - 0.0%
Hikma Pharmaceuticals PLC	40,663	1,084,818

Luxembourg - 0.5%
ArcelorMittal*	520,669	4,583,771
Eurofins Scientific SE	3,096	1,322,785
Millicom International Cellular SA SDR	18,689	1,019,690
RTL Group SA*	11,234	864,273
SES SA	103,086	2,103,919
Tenaris SA	133,673	2,199,254

		12,093,692

Mexico - 0.1%
Fresnillo PLC (c)	62,512	1,152,659

Netherlands - 6.7%
ABN AMRO Group NV, 144A	80,282	1,837,097
Aegon NV	521,453	2,772,082
Akzo Nobel NV	70,368	4,719,628
Altice NV, Class A*	104,687	2,207,573
Altice NV, Class B*	31,886	672,730
ASML Holding NV	104,462	12,665,850
Boskalis Westminster	26,005	947,710
EXOR NV	30,783	1,458,714
Gemalto NV	23,124	1,391,707
Heineken Holding NV	28,764	2,184,581
Heineken NV	65,325	5,391,096

ING Groep NV	1,099,089	15,154,348
Koninklijke Ahold Delhaize NV	363,239	7,719,401
Koninklijke DSM NV	51,686	3,394,883
Koninklijke KPN NV	973,307	2,747,940
Koninklijke Philips NV	269,306	8,141,119
Koninklijke Vopak NV	20,048	847,749
NN Group NV	89,772	2,788,940
NXP Semiconductors NV*	83,395	8,573,840
QIAGEN NV*	61,396	1,749,656
Randstad Holding NV	33,968	1,975,976
Royal Dutch Shell PLC, Class A	1,238,082	31,946,786
Royal Dutch Shell PLC, Class B	1,061,532	28,629,356
Wolters Kluwer NV	86,029	3,523,896

		153,442,658

Norway - 1.0%
DNB ASA	277,178	4,546,070
Gjensidige Forsikring ASA	57,134	893,453
Marine Harvest ASA*	108,603	1,899,111
Norsk Hydro ASA	382,063	2,163,360
Orkla ASA	231,482	2,036,357
Schibsted ASA, Class A	21,908	578,046
Schibsted ASA, Class B	25,548	620,149
Statoil ASA (a)	318,061	5,630,137
Telenor ASA	213,075	3,474,367
Yara International ASA	50,371	1,912,458

		23,753,508

Portugal - 0.2%
EDP - Energias de Portugal SA	663,184	2,050,824
Galp Energia SGPS SA	142,789	2,101,150
Jeronimo Martins SGPS SA	71,808	1,154,795

		5,306,769

South Africa - 0.2%
Investec PLC	186,144	1,336,199
Mediclinic International PLC (a)	104,213	958,853
Mondi PLC	103,758	2,419,175

		4,714,227

Spain - 4.8%
Abertis Infraestructuras SA	183,226	2,686,479
ACS Actividades de Construccion y Servicios SA	54,439	1,708,554
Aena SA, 144A	19,203	2,746,395
Amadeus IT Group SA	124,383	5,785,424
Banco Bilbao Vizcaya Argentaria SA	1,863,037	12,193,534
Banco de Sabadell SA	1,499,596	2,205,078
Banco Popular Espanol SA* (a)	948,222	840,806
Banco Santander SA	4,135,176	22,578,684
Bankia SA (a)	1,307,253	1,292,116
Bankinter SA	191,334	1,475,449
CaixaBank SA	1,017,233	3,554,114
Distribuidora Internacional de Alimentacion SA	176,426	979,573
Enagas SA	64,801	1,592,342
Endesa SA	90,789	1,932,776
Ferrovial SA	139,469	2,645,527
Gas Natural SDG SA	99,897	1,944,644
Grifols SA	84,923	1,857,379
Iberdrola SA (a)	1,588,179	10,556,116
Industria de Diseno Textil SA	309,083	9,928,063
Mapfre SA	307,590	951,840
Red Electrica Corp. SA	123,550	2,231,002
Repsol SA	327,835	4,862,320
Telefonica SA	1,284,565	13,131,024
Zardoya Otis SA	54,116	432,272

		110,111,511

Sweden - 4.5%
Alfa Laval AB	83,539	1,512,227
Assa Abloy AB, Class B	283,933	5,523,523
Atlas Copco AB, Class A	190,378	6,234,433
Atlas Copco AB, Class B	110,575	3,270,725
Boliden AB	77,618	2,369,831
Electrolux AB, Series B	68,380	1,813,548
Getinge AB, Class B	56,471	958,429
Hennes & Mauritz AB, Class B	268,948	7,109,099
Hexagon AB, Class B	73,210	2,957,079
Husqvarna AB, Class B	119,778	1,026,392
ICA Gruppen AB (a)	23,124	751,109
Industrivarden AB, Class C	46,724	924,997
Investor AB, Class B	129,326	5,129,141
Kinnevik AB, Class B	66,385	1,795,203
L E Lundbergforetagen AB, Class B	11,200	726,475
Lundin Petroleum AB*	53,258	1,091,522
Nordea Bank AB	860,420	10,084,909

Sandvik AB	302,622	4,116,941
Securitas AB, Class B	88,924	1,357,513
Skandinaviska Enskilda Banken AB, Class A	430,334	4,924,723
Skanska AB, Class B	96,645	2,304,079
SKF AB, Class B	112,982	2,151,597
Svenska Cellulosa AB SCA, Class B	172,198	5,291,885
Svenska Handelsbanken AB, Class A	431,167	5,999,443
Swedbank AB, Class A	256,514	6,334,275
Swedish Match AB	53,314	1,660,858
Tele2 AB, Class B	102,944	920,915
Telefonaktiebolaget LM Ericsson, Class B	870,190	5,663,668
Telia Co. AB	737,735	2,965,128
Volvo AB, Class B	437,103	5,709,176

		102,678,843

Switzerland - 14.7%
ABB Ltd.*	533,208	12,062,016
Actelion Ltd.*	27,456	7,389,214
Adecco Group AG	46,263	3,325,722
Aryzta AG*	25,062	810,488
Baloise Holding AG	14,196	1,847,381
Barry Callebaut AG*	630	814,826
Chocoladefabriken Lindt & Spruengli AG	30	1,944,392
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	287	1,627,386
Cie Financiere Richemont SA	147,871	10,895,060
Coca-Cola HBC AG*	51,065	1,232,429
Credit Suisse Group AG*	562,194	8,480,350
Dufry AG*	12,996	1,874,964
EMS-Chemie Holding AG	2,415	1,374,195
Galenica AG	1,120	1,313,646
Geberit AG	10,478	4,534,016
Givaudan SA	2,626	4,769,079
Glencore PLC*	3,464,672	13,845,361
Julius Baer Group Ltd.*	63,710	3,117,784
Kuehne + Nagel International AG	15,419	2,195,367
LafargeHolcim Ltd.*	128,720	7,324,486
Lonza Group AG*	16,415	3,023,622
Nestle SA	881,195	65,145,346
Novartis AG*	632,404	49,365,733
Pargesa Holding SA	9,983	658,509
Partners Group Holding AG	4,940	2,584,726
Roche Holding AG	198,982	48,480,007
Schindler Holding AG	5,716	1,093,288
Schindler Holding AG Participation Certificates	11,557	2,234,649
SGS SA	1,551	3,297,043
Sika AG	617	3,474,023
Sonova Holding AG	15,114	1,984,902
STMicroelectronics NV	180,625	2,755,501
Swatch Group AG - Bearer	8,747	2,907,974
Swatch Group AG - Registered	14,108	915,155
Swiss Life Holding AG*	9,113	2,867,236
Swiss Prime Site AG*	20,361	1,767,789
Swiss Re AG	91,769	8,205,164
Swisscom AG	7,361	3,240,936
Syngenta AG	26,182	11,274,670
UBS Group AG	1,036,050	15,958,275
Wolseley PLC	71,435	4,356,657
Zurich Insurance Group AG*	42,664	11,779,486

		338,148,853

United Kingdom - 24.4%
3i Group PLC	276,577	2,362,865
Aberdeen Asset Management PLC	261,520	897,261
Admiral Group PLC	59,780	1,355,973
Anglo American PLC*	397,083	6,260,007
Ashtead Group PLC	142,352	2,925,114
Associated British Foods PLC	100,931	3,280,038
AstraZeneca PLC	358,023	20,631,081
Auto Trader Group PLC, 144A	280,774	1,376,869
Aviva PLC	1,148,300	7,095,836
Babcock International Group PLC	72,097	848,095
BAE Systems PLC	898,411	7,023,191
Barclays PLC	4,788,004	13,456,792
Barratt Developments PLC	285,005	1,808,910
Berkeley Group Holdings PLC	37,115	1,355,833
BP PLC	5,362,571	30,179,850
British American Tobacco PLC	527,697	33,263,442

British Land Co. PLC REIT	277,440	2,125,812
BT Group PLC	2,388,253	9,693,480
Bunzl PLC	94,866	2,654,459
Burberry Group PLC	126,001	2,698,570
Capita PLC	188,601	1,318,733
Centrica PLC	1,548,699	4,360,340
CNH Industrial NV	289,858	2,689,983
Cobham PLC	490,610	729,310
Coca-Cola European Partners PLC	61,708	2,148,827
Compass Group PLC	464,823	8,640,090
Croda International PLC	37,082	1,614,141
Diageo PLC	712,522	20,052,114
Direct Line Insurance Group PLC	388,406	1,655,509
Dixons Carphone PLC	276,918	1,041,148
easyJet PLC	48,280	569,727
Experian PLC	270,979	5,369,816
Fiat Chrysler Automobiles NV*	256,562	2,807,714
G4S PLC	438,509	1,426,147
GKN PLC	486,951	2,174,633
GlaxoSmithKline PLC	1,379,836	28,216,525
Hammerson PLC REIT	224,212	1,637,284
Hargreaves Lansdown PLC	73,979	1,225,487
HSBC Holdings PLC	5,632,479	45,184,237
IMI PLC	76,741	1,181,729
Imperial Brands PLC	271,045	12,756,839
Inmarsat PLC	127,613	1,126,649
InterContinental Hotels Group PLC	53,225	2,507,037
International Consolidated Airlines Group SA	252,279	1,678,956
Intertek Group PLC	45,691	1,999,654
Intu Properties PLC REIT	265,803	946,257
ITV PLC	1,028,575	2,584,520
J Sainsbury PLC	463,602	1,539,396
Johnson Matthey PLC	54,749	2,081,535
Kingfisher PLC	637,071	2,602,355
Land Securities Group PLC REIT	224,278	2,966,625
Legal & General Group PLC	1,684,696	5,190,595
Lloyds Banking Group PLC	18,305,539	15,597,982
London Stock Exchange Group PLC	89,425	3,415,438
Marks & Spencer Group PLC	460,669	1,913,786
Meggitt PLC	219,214	1,279,814
Merlin Entertainments PLC, 144A	200,483	1,223,944
National Grid PLC	1,065,381	12,922,322
Next PLC	39,637	1,882,253
Old Mutual PLC	1,398,964	3,786,004
Pearson PLC	233,274	1,950,945
Persimmon PLC	87,574	2,239,608
Petrofac Ltd.	73,120	808,866
Provident Financial PLC	41,789	1,514,132
Prudential PLC	730,187	14,564,780
Reckitt Benckiser Group PLC	178,860	16,225,902
RELX NV	282,768	5,011,715
RELX PLC	307,944	5,750,784
Rio Tinto PLC	350,284	14,330,393
Rolls-Royce Holdings PLC*	520,227	5,080,266
Royal Bank of Scotland Group PLC*	999,597	2,949,549
Royal Mail PLC	254,657	1,310,098
RSA Insurance Group PLC	288,415	2,143,697
Sage Group PLC	305,962	2,452,555
Schroders PLC	38,494	1,467,826
Segro PLC REIT	234,902	1,439,318
Severn Trent PLC	66,733	1,935,994
Sky PLC	292,287	3,617,772
Smith & Nephew PLC	252,800	3,798,744
Smiths Group PLC	111,883	2,075,507
SSE PLC	285,311	5,455,568
St James’s Place PLC	149,490	1,956,967
Standard Chartered PLC*	929,121	8,328,540
Standard Life PLC	560,125	2,562,577
Tate & Lyle PLC	131,081	1,210,129
Taylor Wimpey PLC	927,622	2,071,869
Tesco PLC*	2,313,283	5,407,898
Travis Perkins PLC	70,717	1,335,541
Unilever NV	461,703	21,822,465
Unilever PLC	363,099	17,206,540
United Utilities Group PLC	192,818	2,341,139
Vodafone Group PLC	7,526,959	18,857,092
Weir Group PLC	61,450	1,435,790
Whitbread PLC	51,859	2,461,356
William Hill PLC	249,287	816,315

Wm Morrison Supermarkets PLC	627,805	1,889,881
Worldpay Group PLC, 144A	508,755	1,713,316
WPP PLC	363,377	8,553,495

		561,433,862

United States(d) - 0.8%
Carnival PLC	53,937	2,944,148
Shire PLC	254,903	15,353,011

		18,297,159

TOTAL COMMON STOCKS
(Cost $2,427,738,908)		2,227,695,794

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	15,601	1,163,385
FUCHS PETROLUB SE	19,823	917,932
Henkel AG & Co. KGaA	50,421	6,297,751
Porsche Automobil Holding SE	43,502	2,403,387
Schaeffler AG	48,138	758,842
Volkswagen AG	52,612	7,786,484

		19,327,781

TOTAL PREFERRED STOCKS
(Cost $23,372,512)		19,327,781

SECURITIES LENDING COLLATERAL - 2.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (e)(f)
(Cost $47,289,867)	47,289,867	47,289,867

TOTAL INVESTMENTS - 99.6%
(Cost $2,498,401,287)†		$2,294,313,442
Other assets and liabilities, net - 0.4%		9,584,925

NET ASSETS - 100.0%		$2,303,898,367

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,551,846,381. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $257,532,939. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $86,072,856 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $343,605,795.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $43,058,180, which is 1.9% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Listed on London Stock Exchange.
(d)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 28, 2017 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/28/17
Deutsche Bank AG	10,421,441	1,691,890	(4,717,925)	(2,888,834)	—	7,698,390

At February 28, 2017 the Deutsche X-trackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	451,670,220	20.0%
Consumer Staples	318,255,506	14.2
Health Care	296,081,699	13.2
Industrials	292,852,978	13.0
Consumer Discretionary	241,091,251	10.7
Materials	188,186,580	8.4
Energy	159,510,939	7.1
Information Technology	98,178,413	4.4
Telecommunication Services	92,587,379	4.1
Utilities	78,073,838	3.5
Real Estate	30,534,772	1.4

Total	2,247,023,575	100.0%

At February 28, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
AMSTERDAM Index Futures	EUR	46	$4,742,152	6/16/2017	$745
CAC40 10 EURO Futures	EUR	187	9,624,082	3/17/2017	(25,524)
DAX Index Futures	EUR	29	9,099,271	3/17/2017	25,759
IBEX 35 Index Futures	EUR	30	3,039,283	3/17/2017	7,779
FTSE 100 Index Futures	GBP	174	15,686,773	3/17/2017	77,798
FTSE/MIB Index Futures	EUR	9	902,069	3/17/2017	(1,918)
OMXS30 Index Futures	SEK	175	3,023,910	3/17/2017	(4,609)
SWISS MKT IX Futures	CHF	108	9,078,947	3/17/2017	13,406

			$55,196,487		$93,436

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(h)
JP Morgan & Chase Co.	3/3/2017	CHF	47,942,691	USD	48,657,963	$913,777
RBC Capital Markets	3/3/2017	CHF	114,858,800	USD	116,577,502	2,194,270
The Bank of New York Mellon	3/3/2017	CHF	6,748,800	USD	6,739,466	18,609
The Bank of New York Mellon	3/3/2017	CHF	50,122,414	USD	50,872,788	957,903
The Bank of Nova Scotia	3/3/2017	CHF	112,884,934	USD	114,570,263	2,152,724
JP Morgan & Chase Co.	3/3/2017	DKK	603,000	USD	87,719	1,769
JP Morgan & Chase Co.	3/3/2017	DKK	52,074,687	USD	7,575,271	152,703
RBC Capital Markets	3/3/2017	DKK	40,636,100	USD	5,910,877	118,731
The Bank of New York Mellon	3/3/2017	DKK	69,591,056	USD	10,122,777	203,478
The Bank of New York Mellon	3/3/2017	DKK	8,950,100	USD	1,279,564	3,843
The Bank of Nova Scotia	3/3/2017	DKK	266,700,800	USD	38,794,536	779,811
JP Morgan & Chase Co.	3/3/2017	EUR	189,363,324	USD	204,848,509	4,206,881
RBC Capital Markets	3/3/2017	EUR	302,681,197	USD	327,435,979	6,727,369
The Bank of New York Mellon	3/3/2017	EUR	21,948,800	USD	23,323,080	67,030
The Bank of New York Mellon	3/3/2017	EUR	188,932,155	USD	204,386,806	4,202,026
The Bank of Nova Scotia	3/3/2017	EUR	388,790,521	USD	420,581,922	8,635,397
JP Morgan & Chase Co.	3/3/2017	GBP	86,282,650	USD	108,600,521	1,527,761
RBC Capital Markets	3/3/2017	GBP	235,642,821	USD	296,598,905	4,177,116
The Bank of New York Mellon	3/3/2017	GBP	99,229,164	USD	124,896,772	1,757,991
The Bank of New York Mellon	3/3/2017	GBP	11,183,900	USD	13,917,871	39,171
The Bank of Nova Scotia	3/3/2017	GBP	120,621,191	USD	151,822,274	2,136,982
JP Morgan & Chase Co.	3/3/2017	NOK	30,591,592	USD	3,718,913	69,800
JP Morgan & Chase Co.	3/3/2017	NOK	1,553,000	USD	188,787	3,538
RBC Capital Markets	3/3/2017	NOK	37,029,500	USD	4,501,437	84,379
The Bank of New York Mellon	3/3/2017	NOK	58,950,900	USD	7,166,019	134,071
The Bank of New York Mellon	3/3/2017	NOK	4,423,200	USD	529,265	1,644
The Bank of Nova Scotia	3/3/2017	NOK	84,186,900	USD	10,234,058	191,837
JP Morgan & Chase Co.	3/3/2017	SEK	93,000	USD	10,652	347
JP Morgan & Chase Co.	3/3/2017	SEK	187,085,191	USD	21,427,448	697,959
RBC Capital Markets	3/3/2017	SEK	326,535,700	USD	37,398,291	1,217,350
The Bank of New York Mellon	3/3/2017	SEK	171,454,945	USD	19,636,143	638,522
The Bank of New York Mellon	3/3/2017	SEK	19,788,500	USD	2,197,251	4,638
The Bank of Nova Scotia	3/3/2017	SEK	264,678,350	USD	30,312,698	985,699
JP Morgan & Chase Co.	3/3/2017	USD	1,893,213	CHF	1,865,000	(35,935)
JP Morgan & Chase Co.	3/3/2017	USD	46,010,975	CHF	46,077,691	(124,067)
RBC Capital Markets	3/3/2017	USD	114,692,496	CHF	114,858,800	(309,263)
The Bank of New York Mellon	3/3/2017	USD	5,306,239	CHF	5,328,000	(299)
The Bank of New York Mellon	3/3/2017	USD	46,506,003	CHF	46,570,414	(128,412)
The Bank of New York Mellon	3/3/2017	USD	1,407,959	CHF	1,420,800	6,958
The Bank of New York Mellon	3/3/2017	USD	3,552,334	CHF	3,552,000	(15,041)
The Bank of Nova Scotia	3/3/2017	USD	112,721,488	CHF	112,884,934	(303,949)
JP Morgan & Chase Co.	3/3/2017	USD	7,531,054	DKK	52,677,687	(22,535)
RBC Capital Markets	3/3/2017	USD	5,809,307	DKK	40,636,100	(17,160)
The Bank of New York Mellon	3/3/2017	USD	676,207	DKK	4,710,600	(4,773)
The Bank of New York Mellon	3/3/2017	USD	267,976	DKK	1,884,200	593
The Bank of New York Mellon	3/3/2017	USD	9,275,726	DKK	64,880,456	(27,862)
The Bank of New York Mellon	3/3/2017	USD	1,008,430	DKK	7,065,900	(1,278)

The Bank of Nova Scotia	3/3/2017	USD	38,127,348	DKK	266,700,800	(112,622)
JP Morgan & Chase Co.	3/3/2017	USD	17,554,412	EUR	16,225,000	(363,066)
JP Morgan & Chase Co.	3/3/2017	USD	183,976,783	EUR	173,138,324	(526,500)
RBC Capital Markets	3/3/2017	USD	321,629,040	EUR	302,681,197	(920,431)
The Bank of New York Mellon	3/3/2017	USD	4,884,615	EUR	4,620,800	11,395
The Bank of New York Mellon	3/3/2017	USD	18,384,315	EUR	17,328,000	(24,275)
The Bank of New York Mellon	3/3/2017	USD	12,327,185	EUR	11,552,000	(87,159)
The Bank of New York Mellon	3/3/2017	USD	188,486,459	EUR	177,380,155	(541,706)
The Bank of Nova Scotia	3/3/2017	USD	413,128,808	EUR	388,790,521	(1,182,283)
JP Morgan & Chase Co.	3/3/2017	USD	101,206,934	GBP	81,332,650	(276,895)
JP Morgan & Chase Co.	3/3/2017	USD	6,231,119	GBP	4,950,000	(88,399)
RBC Capital Markets	3/3/2017	USD	293,233,926	GBP	235,642,821	(812,136)
The Bank of New York Mellon	3/3/2017	USD	7,361,864	GBP	5,886,200	(57,364)
The Bank of New York Mellon	3/3/2017	USD	2,934,611	GBP	2,354,500	(12,786)
The Bank of New York Mellon	3/3/2017	USD	116,161,212	GBP	93,342,964	(326,931)
The Bank of New York Mellon	3/3/2017	USD	11,002,492	GBP	8,829,400	(45,617)
The Bank of Nova Scotia	3/3/2017	USD	150,101,010	GBP	120,621,191	(415,717)
JP Morgan & Chase Co.	3/3/2017	USD	3,846,305	NOK	32,144,592	(11,942)
RBC Capital Markets	3/3/2017	USD	4,430,771	NOK	37,029,500	(13,712)
The Bank of New York Mellon	3/3/2017	USD	279,471	NOK	2,328,000	(1,776)
The Bank of New York Mellon	3/3/2017	USD	419,010	NOK	3,492,000	(2,468)
The Bank of New York Mellon	3/3/2017	USD	111,450	NOK	931,200	(372)
The Bank of New York Mellon	3/3/2017	USD	6,775,303	NOK	56,622,900	(21,049)
The Bank of Nova Scotia	3/3/2017	USD	10,073,396	NOK	84,186,900	(31,175)
JP Morgan & Chase Co.	3/3/2017	USD	20,782,948	SEK	187,178,191	(43,154)
RBC Capital Markets	3/3/2017	USD	36,256,566	SEK	326,535,700	(75,625)
The Bank of New York Mellon	3/3/2017	USD	465,022	SEK	4,166,000	(3,419)
The Bank of New York Mellon	3/3/2017	USD	1,172,200	SEK	10,415,000	(18,193)
The Bank of New York Mellon	3/3/2017	USD	17,881,357	SEK	161,039,945	(37,743)
The Bank of New York Mellon	3/3/2017	USD	1,753,686	SEK	15,622,500	(22,675)
The Bank of Nova Scotia	3/3/2017	USD	29,388,297	SEK	264,678,350	(61,299)
JP Morgan & Chase Co.	4/5/2017	CHF	46,077,691	USD	46,098,666	117,699
JP Morgan & Chase Co.	4/5/2017	CHF	10,500,000	USD	10,504,927	26,968
RBC Capital Markets	4/5/2017	CHF	114,858,800	USD	114,915,108	297,415
The Bank of New York Mellon	4/5/2017	CHF	46,570,414	USD	46,593,478	120,822
The Bank of Nova Scotia	4/5/2017	CHF	112,884,934	USD	112,938,015	290,044
JP Morgan & Chase Co.	4/5/2017	DKK	52,677,687	USD	7,543,522	22,068
JP Morgan & Chase Co.	4/5/2017	DKK	21,300,000	USD	3,049,993	8,725
RBC Capital Markets	4/5/2017	DKK	40,636,100	USD	5,818,456	16,331
The Bank of New York Mellon	4/5/2017	DKK	64,880,456	USD	9,290,602	26,807
The Bank of Nova Scotia	4/5/2017	DKK	266,700,800	USD	38,187,400	107,185
JP Morgan & Chase Co.	4/5/2017	EUR	14,000,000	USD	14,898,520	40,873
JP Morgan & Chase Co.	4/5/2017	EUR	173,138,324	USD	184,251,207	506,349
RBC Capital Markets	4/5/2017	EUR	302,681,197	USD	322,114,844	891,255
The Bank of New York Mellon	4/5/2017	EUR	177,380,155	USD	188,768,494	521,947
The Bank of Nova Scotia	4/5/2017	EUR	388,790,521	USD	413,750,873	1,142,863
JP Morgan & Chase Co.	4/5/2017	GBP	25,200,000	USD	31,383,475	83,869
JP Morgan & Chase Co.	4/5/2017	GBP	81,332,650	USD	101,289,731	270,686
RBC Capital Markets	4/5/2017	GBP	235,642,821	USD	293,484,886	805,224

The Bank of New York Mellon	4/5/2017	GBP	93,342,964	USD	116,257,822	321,393
The Bank of Nova Scotia	4/5/2017	GBP	120,621,191	USD	150,225,250	407,957
JP Morgan & Chase Co.	4/5/2017	NOK	32,144,592	USD	3,847,271	11,920
RBC Capital Markets	4/5/2017	NOK	37,029,500	USD	4,431,805	13,608
The Bank of New York Mellon	4/5/2017	NOK	56,622,900	USD	6,776,852	20,857
The Bank of Nova Scotia	4/5/2017	NOK	84,186,900	USD	10,075,687	30,877
Goldman Sachs & Co.	4/5/2017	SEK	18,400,000	USD	2,038,949	(3,467)
JP Morgan & Chase Co.	4/5/2017	SEK	187,178,191	USD	20,819,120	42,175
JP Morgan & Chase Co.	4/5/2017	SEK	3,900,000	USD	433,782	879
RBC Capital Markets	4/5/2017	SEK	326,535,700	USD	36,318,466	72,715
The Bank of New York Mellon	4/5/2017	SEK	161,039,945	USD	17,910,491	34,915
The Bank of Nova Scotia	4/5/2017	SEK	264,678,350	USD	29,437,325	57,795
Goldman Sachs & Co.	4/5/2017	USD	4,982,164	CHF	5,000,000	7,340
The Bank of New York Mellon	4/5/2017	USD	6,752,142	CHF	6,748,800	(17,509)
Goldman Sachs & Co.	4/5/2017	USD	2,266,295	DKK	15,900,000	3,947
The Bank of New York Mellon	4/5/2017	USD	1,281,616	DKK	8,950,100	(3,698)
Goldman Sachs & Co.	4/5/2017	USD	5,404,072	EUR	5,100,000	8,356
The Bank of New York Mellon	4/5/2017	USD	23,357,979	EUR	21,948,800	(64,585)
Goldman Sachs & Co.	4/5/2017	USD	23,692,595	GBP	19,100,000	30,519
The Bank of New York Mellon	4/5/2017	USD	13,929,447	GBP	11,183,900	(38,508)
Goldman Sachs & Co.	4/5/2017	USD	453,075	NOK	3,800,000	324
The Bank of New York Mellon	4/5/2017	USD	529,386	NOK	4,423,200	(1,629)
The Bank of New York Mellon	4/5/2017	USD	2,200,831	SEK	19,788,500	(4,290)

Total net unrealized appreciation						$44,124,030

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$2,227,695,794	$—	$—	$2,227,695,794
Preferred Stocks	19,327,781	—	—	19,327,781
Short-Term Investments	47,289,867	—	—	47,289,867
Derivatives (j)
Forward Foreign Currency Exchange Contracts	—	51,386,779	—	51,386,779
Futures Contracts	125,487	—	—	125,487

TOTAL	$2,294,438,929	$51,386,779	$—	$2,345,825,708

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Exchange Contracts	$—	$(7,262,749)	$—	$(7,262,749)
Futures Contracts	(32,051)	—	—	(32,051)

TOTAL	$(32,051)	$(7,262,749)	—	$(7,294,800)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.1%
Austria - 1.0%
ANDRITZ AG	802	$41,896
Austria Technologie & Systemtechnik AG	262	2,781
BUWOG AG*	998	24,920
CA Immobilien Anlagen AG*	809	15,856
Conwert Immobilien Invest SE*	322	5,594
DO & CO AG	69	4,672
Erste Group Bank AG*	3,319	96,553
EVN AG	417	5,169
FACC AG*	227	1,684
IMMOFINANZ AG*	8,574	15,605
Kapsch TrafficCom AG	59	2,418
Lenzing AG	87	13,687
Oesterreichische Post AG*	370	13,455
OMV AG	1,631	62,307
Porr AG	92	3,756
Raiffeisen Bank International AG*	1,306	29,000
RHI AG	295	7,024
S IMMO AG*	530	6,499
S&T AG (a)	351	3,473
Schoeller-Bleckmann Oilfield Equipment AG	124	9,143
Semperit AG Holding	110	3,385
UNIQA Insurance Group AG	1,383	10,474
Vienna Insurance Group AG Wiener Versicherung Gruppe	419	10,074
voestalpine AG	1,249	52,564
Wienerberger AG	1,281	25,242
Zumtobel Group AG	303	5,019

		472,250

Belgium - 4.1%
Ablynx NV*	637	7,933
Ackermans & van Haaren NV	257	35,531
Aedifica SA REIT	150	11,454
Ageas	2,152	81,709
AGFA-Gevaert NV*	1,940	7,923
Anheuser-Busch InBev SA/NV	8,402	919,037
Barco NV	107	9,597
Befimmo SA REIT	225	12,423
Bekaert SA	400	17,702
Biocartis NV, 144A*	230	2,668
bpost SA	1,109	27,551
Cie d’Entreprises CFE	83	9,145
Cofinimmo SA REIT	224	24,870
Colruyt SA	738	34,612
D’ieteren SA/NV	272	12,133
Econocom Group SA*	672	10,045
Elia System Operator SA/NV	341	17,486
Euronav NV	1,427	11,683
EVS Broadcast Equipment SA	143	5,382
Exmar NV	362	2,838
Fagron * (a)	526	5,701
Galapagos NV*	431	30,428
Gimv NV	214	11,540
Greenyard NV	166	2,893
Groupe Bruxelles Lambert SA	880	74,591
Intervest Offices & Warehouses NV REIT	144	3,600
Ion Beam Applications	231	10,507
KBC Ancora*	378	15,866
KBC Group NV	2,766	169,196
Kinepolis Group NV	161	8,242
Melexis NV	223	18,538
Nyrstar NV*	778	4,780
Ontex Group NV	825	25,311
Orange Belgium SA*	340	7,713
Proximus SADP	1,663	48,898
Sioen Industries NV	77	2,131
Sofina SA	187	25,358
Solvay SA	817	95,165
Telenet Group Holding NV*	572	32,323
Tessenderlo Chemie NV*	328	12,005
UCB SA	1,392	99,114
Umicore SA	1,048	55,196
Van de Velde NV	66	3,962
Warehouses De Pauw CVA REIT	174	16,183

		2,040,963

Finland - 3.4%
Amer Sports OYJ	1,294	30,721
Atria OYJ	134	1,554
Cargotec OYJ, Class B	392	19,053
Caverion Corp.	1,070	7,810
Citycon OYJ	4,518	10,722
Cramo OYJ	426	9,216
Elisa OYJ	1,563	52,109
Ferratum OYJ	88	1,585
Finnair OYJ*	538	2,382
Fortum OYJ (a)	4,894	75,126
F-Secure OYJ	922	3,223
Huhtamaki OYJ	1,011	36,469
Kemira OYJ	1,110	14,135
Kesko OYJ, Class B	721	33,081
Kone OYJ, Class B (a)	3,716	166,366
Konecranes OYJ	658	23,666
Lehto Group OYJ*	217	2,897
Metsa Board OYJ (a)	2,126	14,246
Metso OYJ	1,229	36,313
Neste OYJ	1,429	49,777
Nokia OYJ	64,354	329,839
Nokian Renkaat OYJ	1,270	49,956
Oriola-KD OYJ, Class B	1,213	5,063
Orion OYJ, Class B	1,130	55,714
Outokumpu OYJ*	3,189	31,571
Outotec OYJ*	1,731	9,738
PKC Group OYJ	233	5,776
Ponsse OYJ	133	2,980
Ramirent OYJ	728	6,178
Sampo OYJ, Class A	4,931	224,680
Sanoma OYJ	804	7,053
Sponda OYJ	2,419	10,133
Stockmann OYJ Abp, Class B*	340	2,774
Stora Enso OYJ, Class R	6,084	65,356
Technopolis OYJ	1,747	5,626
Tieto OYJ	604	16,829
Tokmanni Group Corp.*	291	3,234
UPM-Kymmene OYJ	5,880	139,723
Uponor OYJ	603	10,355
Valmet OYJ	1,310	20,165
Wartsila OYJ Abp (a)	1,631	83,854
YIT OYJ	1,234	8,524

		1,685,572

France - 28.9%
AB Science SA*	197	3,037
ABC arbitrage	248	1,760
Accor SA	1,896	74,821
Adocia*	47	930
Aeroports de Paris	334	37,861
Air France-KLM*	1,519	10,695
Air Liquide SA	4,301	464,305
Airbus SE	6,406	470,442
Albioma SA	216	3,725
Alstom SA*	1,701	46,177
Altamir	373	5,252
Alten SA	314	21,722
Altran Technologies SA*	1,427	22,503
ANF Immobilier REIT	96	2,115
Arkema SA	754	73,089
Assystem	78	2,415
Atos SE	992	117,178
AXA SA	21,441	505,854
Axway Software SA	102	3,361
Beneteau SA	432	5,217
BNP Paribas SA	11,667	681,408
Boiron SA	69	6,309
Bollore SA	9,689	37,558
Bonduelle SCA	171	4,732
Bourbon Corp.	325	4,355
Bouygues SA	2,311	89,044
Bureau Veritas SA	2,981	56,877
Capgemini SA	1,807	154,468
Carrefour SA	6,297	150,365
Casino Guichard Perrachon SA	618	32,680
Cellectis SA*	275	6,083
CGG SA*	209	1,909
Christian Dior SE	606	128,335
Cie de Saint-Gobain	5,535	265,219
Cie des Alpes	45	911
Cie Generale des Etablissements Michelin	2,025	227,508
Cie Plastic Omnium SA	641	21,649

CNP Assurances	1,882	34,861
Coface SA	1,076	7,854
Credit Agricole SA	12,464	150,464
Danone SA	6,496	430,530
Dassault Aviation SA	26	29,444
Dassault Systemes	1,431	115,565
DBV Technologies SA*	189	13,752
Derichebourg SA	836	3,812
Devoteam SA	48	3,037
Edenred	2,331	52,748
Eiffage SA	658	46,997
Electricite de France SA (a)	2,928	28,693
Elior Group, 144A	1,115	25,024
Elis SA	1,068	20,026
Engie SA	17,551	214,569
Eramet*	64	3,465
Essilor International SA	2,293	262,719
Esso SA Francaise*	41	1,811
Etablissements Maurel et Prom*	514	1,949
Euler Hermes Group	131	11,554
Eurazeo SA	449	27,732
Europcar Groupe SA, 144A*	909	9,388
Eutelsat Communications SA	1,961	38,548
Faiveley Transport SA	68	7,210
Faurecia	765	33,625
FFP	76	6,655
Fonciere Des Regions REIT	371	30,543
Gaztransport Et Technigaz SA	241	8,889
Gecina SA REIT	452	57,510
Genfit*	323	7,285
GL Events	27	521
Groupe Crit	24	1,949
Groupe Eurotunnel SE	5,175	48,245
Groupe Fnac SA*	180	10,770
Guerbet	65	5,862
Haulotte Group SA	174	2,479
Havas SA	1,753	15,158
Hermes International	292	127,419
ICADE REIT	387	27,592
ID Logistics Group*	28	4,162
Iliad SA	293	60,669
Imerys SA	389	31,411
Ingenico Group SA	613	54,992
Innate Pharma SA*	485	5,241
Interparfums SA	88	2,693
Ipsen SA	412	36,598
IPSOS	357	11,490
Jacquet Metal Service	149	3,328
JCDecaux SA	824	26,319
Kering	838	203,967
Klepierre REIT	2,461	91,421
Korian SA	501	14,171
Lagardere SCA	1,300	32,695
Legrand SA	2,966	167,227
LISI	161	5,884
L’Oreal SA	2,792	519,250
LVMH Moet Hennessy Louis Vuitton SE	3,076	617,364
Maisons du Monde SA, 144A*	286	7,817
Manitou BF SA	86	1,904
Marie Brizard Wine & Spirits SA*	261	4,277
Mercialys SA REIT	574	10,368
Mersen SA	166	3,934
Metropole Television SA	578	12,241
MGI Coutier	82	2,690
Natixis SA	10,439	56,965
Naturex*	71	6,401
Neopost SA	373	11,234
Nexans SA*	287	14,800
Nexity SA*	440	21,232
Oeneo SA	119	1,084
Orange SA	22,111	334,149
Orpea	470	40,799
Parrot SA*	170	1,516
Pernod Ricard SA	2,356	269,313
Peugeot SA*	5,385	102,459
Pierre & Vacances SA*	66	2,895
Publicis Groupe SA	2,132	143,717
Rallye SA	247	5,613
Remy Cointreau SA	245	21,764
Renault SA	2,131	188,982
Rexel SA	3,351	54,192
Rubis SCA	445	41,722

Safran SA	3,468	246,746
Sanofi	12,805	1,103,292
Sartorius Stedim Biotech	299	19,059
Schneider Electric SE	6,174	417,888
SCOR SE	1,799	64,971
SEB SA	248	32,671
SFR Group SA*	985	28,696
Societe BIC SA	314	38,837
Societe Generale SA	8,481	376,552
Sodexo SA	1,028	112,773
SOITEC*	182	7,616
Sopra Steria Group	158	19,961
SPIE SA	820	19,802
SRP Groupe SA, 144A*	165	3,790
Ste Industrielle D’aviation Latecoere SA*	828	3,632
Suez	3,645	54,660
Synergie SA	67	2,676
Tarkett SA	316	13,217
Technicolor SA	3,994	16,667
Teleperformance	642	71,074
Television Francaise 1	1,314	14,902
Thales SA	1,181	116,357
TOTAL SA (a)	24,986	1,245,422
Trigano SA	94	8,447
Ubisoft Entertainment SA*	1,008	36,975
Unibail-Rodamco SE REIT	1,090	248,675
Valeo SA	2,643	162,428
Vallourec SA*	3,459	18,978
Veolia Environnement SA	5,326	87,175
Vicat SA	212	13,404
Vinci SA	5,562	400,741
Virbac SA*	48	8,609
Vivendi SA	11,411	201,339
Wendel SA	317	35,077
Worldline SA, 144A*	447	12,907
Zodiac Aerospace	2,244	65,910

		14,250,999

Germany - 27.1%
Aareal Bank AG	663	24,485
adidas AG	2,076	348,372
ADLER Real Estate AG*	251	4,040
ADO Properties SA, 144A	314	11,595
ADVA Optical Networking SE*	488	5,137
AIXTRON SE*	1,164	3,988
Allianz SE	5,039	876,552
alstria office REIT-AG REIT*	1,604	19,431
Amadeus Fire AG	59	4,865
AURELIUS Equity Opportunities SE & Co KGaA	255	16,895
Aurubis AG*	373	21,516
Axel Springer SE	479	25,048
BASF SE	10,127	943,039
Bayer AG	9,122	1,003,108
Bayerische Motoren Werke AG	3,652	326,422
BayWa AG	144	4,699
Bechtle AG	161	16,777
Beiersdorf AG	1,110	101,271
Bertrandt AG (a)	62	6,152
bet-at-home.com AG	24	2,659
Bijou Brigitte AG	44	2,711
Bilfinger SE*	385	15,179
Biotest AG	69	1,356
Borussia Dortmund GmbH & Co. KGaA	721	3,957
Brenntag AG	1,708	97,928
CANCOM SE (a)	177	8,675
Capital Stage AG	879	6,152
Carl Zeiss Meditec AG	357	15,446
CENTROTEC Sustainable AG	108	1,990
Cewe Stiftung & Co. KGaA	59	4,988
comdirect bank AG	339	3,317
Commerzbank AG	11,772	89,806
CompuGroup Medical SE	260	10,416
Continental AG	1,212	245,885
Covestro AG, 144A	783	58,953
CTS Eventim AG & Co. KGaA	522	18,979
Daimler AG	10,615	771,894
Deutsche Bank AG * (b)	15,211	299,730
Deutsche Beteiligungs AG	136	4,858
Deutsche Boerse AG*	2,127	182,296
Deutsche EuroShop AG	508	21,051
Deutsche Lufthansa AG	2,558	37,479

Deutsche Pfandbriefbank AG, 144A	1,216	12,882
Deutsche Post AG	10,704	367,127
Deutsche Telekom AG	36,079	623,403
Deutsche Wohnen AG	3,908	134,244
Deutz AG	982	5,925
DIC Asset AG	492	4,941
Diebold Nixdorf AG	94	6,843
DMG Mori AG	437	21,166
Draegerwerk AG & Co. KGaA	32	2,196
Drillisch AG	481	21,810
Duerr AG	288	23,896
E.ON SE	22,068	171,273
ElringKlinger AG (a)	313	5,657
Evonik Industries AG	1,799	57,767
Evotec AG*	1,352	10,446
Fraport AG Frankfurt Airport Services Worldwide	461	28,868
Freenet AG	1,408	42,012
Fresenius Medical Care AG & Co. KGaA	2,369	197,138
Fresenius SE & Co. KGaA	4,523	359,471
GEA Group AG	2,019	78,584
Gerresheimer AG	350	27,442
Gerry Weber International AG	283	3,193
Gesco AG	106	2,633
GFT Technologies SE	177	3,732
Grammer AG	117	6,989
GRENKE AG	96	16,781
H&R GmbH & Co. KGaA*	149	2,328
Hamborner REIT AG REIT	849	8,422
Hamburger Hafen Und Logistik AG	262	5,189
Hannover Rueck SE	668	75,439
HeidelbergCement AG	1,639	153,164
Heidelberger Druckmaschinen AG* (a)	2,792	6,951
Henkel AG & Co. KGaA	1,149	123,855
HOCHTIEF AG	213	32,494
Hornbach Baumarkt AG	84	2,645
HUGO BOSS AG	734	50,528
Hypoport AG*	34	3,217
Indus Holding AG	201	12,393
Infineon Technologies AG	12,492	222,332
Innogy SE, 144A*	1,536	55,163
Isra Vision AG	32	4,026
Jenoptik AG	571	12,730
K+S AG (a)	2,107	49,264
KION Group AG	718	41,881
Kloeckner & Co. SE*	832	10,903
Koenig & Bauer AG*	144	8,136
Krones AG	156	16,180
KWS Saat SE	23	6,955
LANXESS AG	1,010	68,587
LEG Immobilien AG*	701	57,770
Leoni AG	355	14,250
Linde AG	2,049	332,879
MAN SE	389	39,929
Manz AG*	50	2,099
Merck KGaA	1,426	155,829
METRO AG	1,967	60,984
MLP AG	657	3,510
MorphoSys AG*	285	16,247
MTU Aero Engines AG	575	72,977
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,779	336,226
Nemetschek SE	171	9,259
Nordex SE* (a)	692	10,183
Norma Group SE	349	15,022
OHB SE	66	1,388
OSRAM Licht AG	982	58,363
PATRIZIA Immobilien AG*	465	8,707
Pfeiffer Vacuum Technology AG	77	8,239
ProSiebenSat.1 Media SE	2,560	102,665
Rational AG	38	17,395
Rheinmetall AG	437	33,389
RHOEN-KLINIKUM AG	376	9,468
RIB Software AG (a)	374	4,828
RWE AG*	5,408	77,087
SAF-Holland SA	497	7,174
Salzgitter AG	437	15,977
SAP SE	10,832	1,009,264
Senvion SA*	228	2,657
SGL Carbon SE* (a)	529	4,510

Siemens AG	8,436	1,097,476
Siltronic AG*	135	8,321
Sixt Leasing SE	138	2,589
Sixt SE	136	6,963
SLM Solutions Group AG*	141	5,811
SMA Solar Technology AG (a)	134	3,377
Software AG	568	21,070
STADA Arzneimittel AG	687	41,594
STRATEC Biomedical AG	50	2,490
Stroeer SE & Co. KGaA (a)	310	15,506
Suedzucker AG	783	19,991
Surteco SE	80	2,013
Symrise AG	1,358	84,464
TAG Immobilien AG	1,451	19,822
Takkt AG	362	8,144
Telefonica Deutschland Holding AG	8,221	36,091
thyssenkrupp AG	4,059	101,461
TLG Immobilien AG	816	15,746
Uniper SE*	2,228	31,629
United Internet AG	1,360	56,018
VERBIO Vereinigte BioEnergie AG	268	3,709
Volkswagen AG	356	53,857
Vonovia SE	5,146	179,306
Vossloh AG*	110	7,062
VTG AG	113	3,742
Wacker Chemie AG	172	19,279
Wacker Neuson SE	308	5,868
WCM Beteiligungs & Grundbesitz-AG*	1,224	3,799
Wirecard AG (a)	1,296	59,841
Wuestenrot & Wuerttembergische AG	269	5,272
XING AG	30	6,115
Zalando SE, 144A*	951	38,033
zooplus AG*	60	8,578

		13,341,610

Ireland - 1.9%
AerCap Holdings NV*	1,706	77,282
Bank of Ireland*	314,421	74,614
C&C Group PLC	3,630	14,883
CRH PLC	9,269	312,901
Dalata Hotel Group PLC*	1,765	8,227
Glanbia PLC	2,121	41,524
Green REIT PLC REIT	7,312	10,458
Hibernia REIT PLC REIT	7,847	10,059
Irish Continental Group PLC	1,777	9,507
Irish Residential Properties REIT PLC REIT*	2,448	3,112
Kerry Group PLC, Class A	1,741	133,720
Kingspan Group PLC	1,647	50,600
Origin Enterprises PLC	1,477	9,956
Paddy Power Betfair PLC	880	96,397
Permanent TSB Group Holdings PLC* (a)	1,648	4,627
Ryanair Holdings PLC*	1,805	27,345
Smurfit Kappa Group PLC	2,603	69,230

		954,442

Italy - 6.8%
A2A SpA	17,662	24,530
ACEA SpA	610	7,755
Amplifon SpA	1,028	11,010
Anima Holding SpA, 144A	2,400	12,853
Ansaldo STS SpA	1,112	13,724
Ascopiave SpA	537	1,644
Assicurazioni Generali SpA	12,916	184,997
Astaldi SpA	519	3,574
ASTM SpA	406	5,247
Atlantia SpA	4,581	107,254
Autogrill SpA	1,481	13,101
Azimut Holding SpA	1,256	21,090
Banca Carige SpA*	6,501	1,908
Banca Generali SpA	638	15,410
Banca IFIS SpA	246	7,688
Banca Mediolanum SpA	2,859	18,673
Banca Popolare di Sondrio SCPA	4,736	15,062
Banco BPM SpA	16,840	42,032
Beni Stabili SpA SIIQ REIT*	11,497	7,186
Biesse SpA	165	3,503
BPER Banca	5,355	24,451
Brembo SpA	337	22,635

Brunello Cucinelli SpA (a)	318	6,546
Buzzi Unicem SpA	847	20,979
Buzzi Unicem SpA-RSP	203	2,766
Cairo Communication SpA	840	3,177
Cementir Holding SpA	592	3,286
Cerved Information Solutions SpA	2,172	19,398
CIR-Compagnie Industriali Riunite SpA	4,051	5,274
Credito Emiliano SpA	969	6,072
Credito Valtellinese SpA	1,211	4,372
Danieli & C Officine Meccaniche SpA	192	4,241
Danieli & C Officine Meccaniche Spa-RSP	333	5,514
Datalogic SpA	238	5,015
Davide Campari-Milano SpA	3,253	32,912
De’ Longhi SpA	664	17,234
DeA Capital SpA*	963	1,204
DiaSorin SpA	254	16,078
Ei Towers SpA	196	10,085
El.En. SpA	88	2,270
Enav SpA, 144A*	3,021	10,779
Enel SpA	84,333	362,016
Eni SpA	27,946	429,879
ERG SpA	592	6,886
Esprinet SpA	350	2,701
Falck Renewables SpA	1,388	1,426
Ferrari NV	1,359	88,543
Fila SpA	200	3,240
Fincantieri SpA*	5,261	3,339
FinecoBank Banca Fineco SpA	4,402	25,183
Geox SpA	853	1,854
Gruppo Editoriale L’Espresso SpA*	574	486
Hera SpA	7,738	19,182
Immobiliare Grande Distribuzione SIIQ SpA REIT	4,902	3,843
Industria Macchine Automatiche SpA	180	12,767
Infrastrutture Wireless Italiane SpA, 144A	2,686	12,122
Interpump Group SpA	792	16,126
Intesa Sanpaolo SpA	139,875	326,004
Intesa Sanpaolo SpA-RSP	10,495	23,349
Iren SpA	5,138	8,834
Italgas SpA*	4,997	19,873
Italmobiliare SpA	97	4,776
Juventus Football Club SpA*	5,567	2,117
La Doria SpA	47	421
Leonardo SpA*	4,475	61,488
Luxottica Group SpA	1,868	98,473
Maire Tecnimont SpA	1,266	3,447
MARR SpA	378	7,669
Mediaset SpA	8,438	34,738
Mediobanca SpA	6,237	49,986
Moncler SpA	1,513	28,884
OVS SpA, 144A	1,526	8,859
Piaggio & C SpA	1,823	3,022
Poste Italiane SpA, 144A	5,812	37,313
Prysmian SpA	2,160	54,942
RAI Way SpA, 144A	1,114	5,110
Recordati SpA	1,163	36,926
Reply SpA	50	6,658
Safilo Group SpA*	355	2,439
Saipem SpA*	67,104	30,647
Salini Impregilo SpA	2,266	7,610
Salvatore Ferragamo SpA	563	16,092
Saras SpA	5,097	9,288
Snam SpA	27,201	108,351
Societa Cattolica di Assicurazioni SCRL	1,569	9,840
Societa Iniziative Autostradali e Servizi SpA	771	6,755
Tamburi Investment Partners SpA	892	3,854
Technogym SpA, 144A*	643	3,345
Telecom Italia SpA*	125,161	101,502
Telecom Italia SpA-RSP*	66,098	44,045
Terna Rete Elettrica Nazionale SpA	16,789	77,762
Tod’s SpA (a)	147	10,372
UniCredit SpA (a)	20,819	279,004
Unione di Banche Italiane SpA	10,097	31,555

Unipol Gruppo Finanziario SpA	4,682	17,787
UnipolSai SpA	12,500	26,485
Yoox Net-A-Porter Group SpA*	641	15,266
Zignago Vetro SpA	77	480

		3,357,490

Luxembourg - 1.0%
APERAM SA	513	26,092
ArcelorMittal*	20,307	178,775
BRAAS Monier Building Group SA (a)	295	7,972
Eurofins Scientific SE	121	51,698
Grand City Properties SA	1,291	24,598
RTL Group SA*	427	32,851
SES SA	4,049	82,637
Tenaris SA	5,219	85,866

		490,489

Netherlands - 8.3%
Aalberts Industries NV	1,103	38,047
ABN AMRO Group NV, 144A	3,117	71,326
Accell Group	249	5,786
Aegon NV	19,445	103,371
Akzo Nobel NV	2,774	186,054
Altice NV, Class A* (a)	3,996	84,265
Altice NV, Class B*	1,270	26,794
AMG Advanced Metallurgical Group NV	247	5,275
Arcadis NV	745	10,102
ASM International NV	524	26,635
ASML Holding NV	4,114	498,816
ASR Nederland NV*	826	22,052
Basic-Fit NV, 144A*	298	5,083
BE Semiconductor Industries NV	373	14,259
BinckBank NV	746	4,186
Boskalis Westminster	1,008	36,735
Brunel International NV	256	4,076
Corbion NV	632	16,270
Delta Lloyd NV	5,081	28,852
Eurocommercial Properties NV	533	18,871
Euronext NV, 144A	672	29,046
EXOR NV	1,205	57,101
Flow Traders, 144A	315	10,904
Fugro NV*	831	13,236
Gemalto NV	889	53,504
Heineken Holding NV	1,109	84,227
Heineken NV	2,537	209,372
IMCD Group NV	546	25,902
ING Groep NV	42,752	589,469
Intertrust NV, 144A	469	8,422
InterXion Holding NV*	768	29,875
Kendrion NV	131	3,803
Koninklijke Ahold Delhaize NV	14,139	300,476
Koninklijke BAM Groep NV	2,570	13,423
Koninklijke DSM NV	2,004	131,628
Koninklijke KPN NV	37,575	106,086
Koninklijke Philips NV	10,444	315,722
Koninklijke Vopak NV	780	32,983
NN Group NV	3,502	108,796
NSI NV REIT	1,511	6,110
NXP Semiconductors NV*	3,244	333,516
OCI NV*	801	15,928
Philips Lighting NV, 144A*	503	13,929
PostNL NV*	4,708	20,539
QIAGEN NV*	2,413	68,765
Randstad Holding NV	1,311	76,263
Refresco Group NV, 144A	696	10,135
SBM Offshore NV	2,011	30,924
SIF Holding NV*	101	2,429
TKH Group NV	448	18,273
TomTom NV*	1,123	9,740
Vastned Retail NV REIT	217	7,724
Wereldhave NV REIT	452	19,743
Wessanen	834	11,111
Wolters Kluwer NV	3,331	136,444

		4,112,403

Portugal - 0.6%
Altri SGPS SA	809	3,689
Banco Comercial Portugues SA, Class R*	107,853	17,219
Corticeira Amorim SGPS SA	292	2,993
CTT-Correios de Portugal SA	1,597	8,574
EDP-Energias de Portugal SA	26,092	80,687

Galp Energia SGPS SA	5,553	81,713
Jeronimo Martins SGPS SA	2,760	44,385
Mota-Engil SGPS SA	1,115	1,942
Navigator Co. SA	2,357	8,907
NOS SGPS SA	2,510	14,864
REN-Redes Energeticas Nacionais SGPS SA	2,763	7,690
Semapa-Sociedade de Investimento e Gestao	254	3,727
Sonae SGPS SA*	9,041	7,940

		284,330

Spain - 9.8%
Abengoa SA, Class B*	7,125	1,464
Abertis Infraestructuras SA	7,104	104,160
Acciona SA	316	23,658
Acerinox SA	1,842	26,178
ACS Actividades de Construccion y Servicios SA	2,113	66,316
Aena SA, 144A	741	105,977
Almirall SA	654	10,434
Amadeus IT Group SA	4,833	224,797
Applus Services SA	1,453	16,871
Atresmedia Corp. de Medios de Comunicacion SA	1,004	11,583
Axiare Patrimonio SOCIMI SA REIT	781	11,323
Banco Bilbao Vizcaya Argentaria SA	72,441	474,125
Banco de Sabadell SA	58,848	86,533
Banco Popular Espanol SA* (a)	36,836	32,663
Banco Santander SA	160,785	877,910
Bankia SA	50,802	50,214
Bankinter SA	7,467	57,581
Bolsas y Mercados Espanoles SHMSF SA	824	25,665
CaixaBank SA	39,650	138,533
Cellnex Telecom SA, 144A	1,654	24,908
Cia de Distribucion Integral Logista Holdings SA	441	10,068
CIE Automotive SA	496	9,532
Codere SA*	9,818	6,865
Construcciones y Auxiliar de Ferrocarriles SA	212	7,928
Corp. Financiera Alba SA	167	7,696
Distribuidora Internacional de Alimentacion SA	6,837	37,961
Ebro Foods SA	765	15,548
Enagas SA	2,524	62,022
Ence Energia y Celulosa SA	1,572	4,238
Endesa SA	3,500	74,510
Euskaltel SA, 144A	1,100	10,404
Faes Farma SA	2,921	10,398
Ferrovial SA	5,362	101,710
Fomento de Construcciones y Contratas SA*	826	7,648
Gamesa Corp. Tecnologica SA	2,463	54,534
Gas Natural SDG SA	3,859	75,121
Global Dominion Access SA, 144A*	639	2,393
Grifols SA	3,278	71,694
Grupo Catalana Occidente SA	459	15,240
Hispania Activos Inmobiliarios SOCIMI SA REIT	1,186	15,410
Iberdrola SA	60,920	404,916
Indra Sistemas SA*	1,177	14,845
Industria de Diseno Textil SA	12,034	386,544
Inmobiliaria Colonial SA	2,772	20,260
Lar Espana Real Estate Socimi SA REIT	974	7,584
Liberbank SA*	4,505	4,782
Mapfre SA	11,809	36,543
Mediaset Espana Comunicacion SA	2,019	23,699
Melia Hotels International SA	592	7,727
Merlin Properties Socimi SA REIT	3,613	41,013
Miquel y Costas & Miquel SA	149	4,093
NH Hotel Group SA*	2,092	9,729
Obrascon Huarte Lain SA (a)	1,313	4,590
Papeles y Cartones de Europa SA	448	2,957
Pharma Mar SA*	2,015	5,796
Promotora de Informaciones SA, Class A*	657	3,404
Prosegur Cia de Seguridad SA	3,036	17,561

Realia Business SA*	2,742	2,585
Red Electrica Corp. SA	4,785	86,405
Repsol SA	12,466	184,891
Sacyr SA*	3,785	9,327
Saeta Yield SA	510	4,457
Talgo SA, 144A*	1,073	5,385
Tecnicas Reunidas SA	365	14,153
Telefonica SA	49,996	511,067
Telepizza Group SA, 144A*	972	5,252
Tubacex SA	1,158	3,705
Viscofan SA	465	24,348
Zardoya Otis SA	2,059	16,447

		4,835,878

Switzerland - 0.2%
EDAG Engineering Group AG*	123	2,046
STMicroelectronics NV	7,067	107,809

		109,855

United Kingdom - 3.0%
CNH Industrial NV	11,304	104,905
Coca-Cola European Partners PLC	2,391	83,261
Dialog Semiconductor PLC*	845	44,531
Fiat Chrysler Automobiles NV*	9,945	108,834
International Consolidated Airlines Group SA	9,332	62,106
RELX NV	10,976	194,536
Stallergenes Greer PLC*	42	1,437
Unilever NV	17,957	848,740
VTTI Energy Partners LP	276	5,051
Zeal Network SE	87	2,654

		1,456,055

TOTAL COMMON STOCKS
(Cost $48,464,952)		47,392,336

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Bayerische Motoren Werke AG	604	45,041
Biotest AG	223	4,138
Draegerwerk AG & Co. KGaA	82	7,421
FUCHS PETROLUB SE	762	35,286
Henkel AG & Co. KGaA	1,965	245,435
Jungheinrich AG	526	15,923
Porsche Automobil Holding SE	1,684	93,037
Sartorius AG	387	29,044
Schaeffler AG	1,841	29,021
Sixt SE	181	7,238
STO SE & Co. KGaA	30	2,975
Volkswagen AG	2,048	303,100

		817,659

TOTAL PREFERRED STOCKS
(Cost $836,547)		817,659

SECURITIES LENDING COLLATERAL - 3.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $1,861,261)	1,861,261	1,861,261

TOTAL INVESTMENTS - 101.6%
(Cost $51,162,760) †		$50,071,256
Other assets and liabilities, net - (1.6%)		(775,444)

NET ASSETS - 100.0%		$49,295,812

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $51,780,382. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $1,709,126. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,561,951 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,271,077.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $1,706,999, which is 3.5% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 28, 2017 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income ($)	Value ($) at 2/28/17
Deutsche Bank AG	490,996	40,198	(218,624)	(119,477)	—	299,730

At February 28, 2017 the Deutsche X-trackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	8,838,997	18.3%
Industrials	7,779,662	16.1
Consumer Discretionary	6,634,001	13.8
Consumer Staples	4,941,187	10.2
Materials	4,166,424	8.7
Health Care	3,938,554	8.2
Information Technology	3,814,948	7.9
Energy	2,511,773	5.2
Utilities	2,156,982	4.5
Telecommunication Services	2,075,771	4.3
Real Estate	1,351,696	2.8

Total	48,209,995	100.0%

At February 28, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
CAC40 10 EURO Futures	EUR	6	$308,794	3/17/2017	$(477)
DAX MINI Futures	EUR	5	313,768	3/17/2017	0
EURO STOXX Futures	EUR	2	70,429	3/17/2017	2,372
IBEX MINI Index Futures	EUR	10	101,309	3/17/2017	(22)
MINI FTSE/MIB Futures	EUR	4	80,184	3/17/2017	(161)

			$874,484		$1,712

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(f)
Goldman Sachs & Co.	3/3/2017	EUR	661,800	USD	707,846	$6,630
Goldman Sachs & Co.	3/3/2017	EUR	44,224,600	USD	47,840,182	981,606
The Bank of New York Mellon	3/3/2017	EUR	585,000	USD	625,618	5,775
Goldman Sachs & Co.	3/3/2017	USD	47,698,519	EUR	44,886,400	(138,727)
The Bank of New York Mellon	3/3/2017	USD	632,869	EUR	585,000	(13,027)
Goldman Sachs & Co.	4/5/2017	EUR	44,886,400	USD	47,772,596	136,434
Goldman Sachs & Co.	4/5/2017	EUR	1,013,000	USD	1,078,129	3,072
Goldman Sachs & Co.	4/5/2017	USD	742,911	EUR	700,000	(28)

Total net unrealized appreciation						$981,735

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$47,392,336	$—	$—	$47,392,336
Preferred Stocks	817,659	—	—	817,659
Short-Term Investments	1,861,261	—	—	1,861,261
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	1,133,517	—	1,133,517
Futures Contracts	2,372	—	—	2,372

TOTAL	$50,073,628	$1,133,517	$—	$51,207,145

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(151,782)	$—	$(151,782)
Futures Contracts	(660)	—	—	(660)

TOTAL	$(660)	$(151,782)	$—	$(152,442)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.1%
Consumer Discretionary - 14.9%
adidas AG	10,944	$1,836,502
Axel Springer SE	2,508	131,148
Bayerische Motoren Werke AG	19,243	1,719,971
Continental AG	6,393	1,296,981
Daimler AG	55,960	4,069,258
HUGO BOSS AG	3,887	267,580
ProSiebenSat.1 Media SE	13,542	543,083
RTL Group SA*	2,249	173,024
Volkswagen AG	1,887	285,470
Zalando SE, 144A*	5,030	201,162

		10,524,179

Consumer Staples - 2.1%
Beiersdorf AG	5,858	534,458
Henkel AG & Co. KGaA	6,040	651,076
METRO AG	10,360	321,195

		1,506,729

Financials - 14.0%
Allianz SE	26,560	4,620,207
Commerzbank AG	61,868	471,975
Deutsche Bank AG* (a)	80,162	1,579,581
Deutsche Boerse AG*	11,217	961,359
Hannover Rueck SE	3,505	395,827
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,360	1,769,012

		9,797,961

Health Care - 13.3%
Bayer AG	48,062	5,285,175
Fresenius Medical Care AG & Co. KGaA	12,499	1,040,116
Fresenius SE & Co. KGaA	23,841	1,894,793
Merck KGaA	7,511	820,781
QIAGEN NV*	12,745	363,205

		9,404,070

Industrials - 13.8%
Brenntag AG	8,979	514,809
Deutsche Lufthansa AG	13,624	199,612
Deutsche Post AG	56,387	1,933,967
Fraport AG Frankfurt Airport Services Worldwide	2,417	151,355
GEA Group AG	10,628	413,667
HOCHTIEF AG	1,121	171,013
MAN SE	2,048	210,217
OSRAM Licht AG	5,172	307,384
Siemens AG	44,461	5,784,127

		9,686,151

Information Technology - 9.6%
Infineon Technologies AG	65,834	1,171,709
SAP SE	57,120	5,322,115
United Internet AG	7,149	294,464

		6,788,288

Materials - 13.8%
BASF SE	53,381	4,970,909
Covestro AG, 144A	4,119	310,126
Evonik Industries AG	9,479	304,375
HeidelbergCement AG	8,649	808,247
K+S AG(b)	11,124	260,090
LANXESS AG	5,319	361,200
Linde AG	10,795	1,753,746
Symrise AG	7,167	445,769
thyssenkrupp AG	21,380	534,426

		9,748,888

Real Estate - 2.4%
Deutsche Wohnen AG	20,611	708,010
Vonovia SE	27,084	943,706

		1,651,716

Telecommunication Services - 4.9%
Deutsche Telekom AG	190,272	3,287,676
Telefonica Deutschland Holding AG	43,220	189,743

		3,477,419

Utilities - 2.3%
E.ON SE	116,296	902,593
Innogy SE, 144A*	8,072	289,895

RWE AG*	28,443	405,433

		1,597,921

TOTAL COMMON STOCKS
(Cost $68,630,703)		64,183,322

PREFERRED STOCKS - 5.6%
Consumer Discretionary - 3.5%
Bayerische Motoren Werke AG	3,185	237,509
Porsche Automobil Holding SE	8,900	491,705
Schaeffler AG	9,648	152,090
Volkswagen AG	10,786	1,596,309

		2,477,613

Consumer Staples - 1.8%
Henkel AG & Co. KGaA	10,355	1,293,374

Materials - 0.3%
FUCHS PETROLUB SE	4,039	187,032

TOTAL PREFERRED STOCKS
(Cost $5,432,671)		3,958,019

SECURITIES LENDING COLLATERAL - 0.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $261,002)	261,002	261,002

TOTAL INVESTMENTS - 97.1%
(Cost $74,324,376)†		$68,402,343
Other assets and liabilities, net - 2.9%		2,094,099

NET ASSETS - 100.0%		$70,496,442

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $75,431,546. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $7,029,203. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,511,283 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,540,486.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $251,532, which is 0.4% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 28, 2017 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/28/17
Deutsche Bank AG	2,496,049	192,501	(1,098,799)	(983,951)	—	1,579,581

At February 28, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
DAX Index Futures	EUR	6	$1,882,608	3/17/2017	$30,571
DAX MINI Futures	EUR	3	188,261	3/17/2017	4,332

			$2,070,869		$34,903

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(f)
Goldman Sachs & Co	3/3/2017	EUR	2,416,100	USD	2,610,888	$50,888
Goldman Sachs & Co	3/3/2017	EUR	22,158,333	USD	23,969,888	491,825
RBC Capital Markets	3/3/2017	EUR	22,644,333	USD	24,496,300	503,291
RBC Capital Markets	3/3/2017	EUR	205,000	USD	221,770	4,560

The Bank of Nova Scotia	3/3/2017	EUR	22,644,333	USD	24,495,960	$502,951
Goldman Sachs & Co	3/3/2017	USD	5,118,301	EUR	4,832,300	1,806
Goldman Sachs & Co	3/3/2017	USD	20,978,972	EUR	19,742,133	(61,015)
RBC Capital Markets	3/3/2017	USD	24,279,702	EUR	22,849,333	(69,483)
The Bank of Nova Scotia	3/3/2017	USD	24,061,869	EUR	22,644,333	(68,860)
Goldman Sachs & Co	4/5/2017	EUR	1,208,000	USD	1,285,666	3,663
Goldman Sachs & Co	4/5/2017	EUR	19,742,133	USD	21,011,553	60,007
RBC Capital Markets	4/5/2017	EUR	22,849,333	USD	24,316,375	67,281
The Bank of Nova Scotia	4/5/2017	EUR	22,644,333	USD	24,098,100	66,564
Goldman Sachs & Co	4/5/2017	USD	1,273,561	EUR	1,200,000	(49)

Total net unrealized appreciation						$1,553,429

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$64,183,322	$—	$—	$64,183,322
Preferred Stocks (g)	3,958,019	—	—	3,958,019
Short-Term Investments	261,002	—	—	261,002
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	1,752,836	—	1,752,836
Futures Contracts	34,903	—	—	34,903

TOTAL	$68,437,246	$1,752,836	$—	$70,190,082

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(199,407)	$—	$(199,407)

TOTAL	$—	$(199,407)	$—	$(199,407)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 20.2%
ABC-Mart, Inc.	23,194	$1,397,689
Aisin Seiki Co. Ltd.	134,616	6,686,166
Asics Corp.	112,474	1,983,275
Bandai Namco Holdings, Inc.	140,446	4,044,175
Benesse Holdings, Inc.	47,088	1,448,120
Bridgestone Corp.	457,326	18,240,935
Casio Computer Co. Ltd.	155,092	2,094,215
Denso Corp.	334,944	14,883,087
Dentsu, Inc.	152,032	8,417,277
Don Quijote Holdings Co. Ltd.	83,450	2,956,349
Fast Retailing Co. Ltd.	37,325	11,791,039
Fuji Heavy Industries Ltd.	432,585	16,199,075
Hakuhodo DY Holdings, Inc.	150,080	1,844,857
Hikari Tsushin, Inc.	15,112	1,479,656
Honda Motor Co. Ltd.	1,146,156	35,595,160
Iida Group Holdings Co. Ltd.	103,666	1,753,219
Isetan Mitsukoshi Holdings Ltd.	236,156	3,024,865
Isuzu Motors Ltd.	417,490	5,587,220
J. Front Retailing Co. Ltd.	169,600	2,605,631
Koito Manufacturing Co. Ltd.	79,072	4,075,187
Marui Group Co. Ltd.	146,902	2,029,391
Mazda Motor Corp.	400,604	5,619,760
McDonald’s Holdings Co. Japan Ltd.	46,688	1,329,846
Mitsubishi Motors Corp.	471,412	3,050,572
NGK Spark Plug Co. Ltd.	125,660	2,844,393
Nikon Corp.	239,582	3,661,599
Nissan Motor Co. Ltd.	1,657,388	16,316,446
Nitori Holdings Co. Ltd.	56,352	6,560,899
NOK Corp.	66,890	1,526,601
Oriental Land Co. Ltd.	153,358	8,616,277
Panasonic Corp.	1,552,212	17,035,715
Rakuten, Inc.	654,476	6,483,882
Rinnai Corp.	23,820	1,920,951
Ryohin Keikaku Co. Ltd.	16,764	3,543,949
Sankyo Co. Ltd.	31,376	1,110,148
Sega Sammy Holdings, Inc.	130,964	1,926,953
Sekisui Chemical Co. Ltd.	287,052	4,739,699
Sekisui House Ltd.	424,024	6,776,760
Sharp Corp.* (a)	1,051,602	3,117,036
Shimamura Co. Ltd.	15,538	2,010,971
Shimano, Inc.	52,137	7,703,718
Sony Corp.	888,154	27,495,657
Stanley Electric Co. Ltd.	105,618	2,975,486
Start Today Co. Ltd.	124,634	2,604,839
Sumitomo Electric Industries Ltd.	530,242	8,634,810
Sumitomo Rubber Industries Ltd.	120,130	1,982,474
Suzuki Motor Corp.	241,586	9,448,831
Takashimaya Co. Ltd. (a)	212,524	1,912,517
Toho Co. Ltd.	79,998	2,264,397
Toyoda Gosei Co. Ltd.	45,940	1,171,144
Toyota Industries Corp.	114,474	5,583,849
Toyota Motor Corp.	1,835,700	104,003,120
USS Co. Ltd.	154,632	2,648,199
Yamada Denki Co. Ltd. (a)	442,388	2,256,338
Yamaha Corp.	117,852	3,070,478
Yamaha Motor Co. Ltd.	196,724	4,551,032
Yokohama Rubber Co. Ltd.	77,446	1,540,027

		436,175,961

Consumer Staples - 7.4%
Aeon Co. Ltd. (a)	459,678	6,853,537
Ajinomoto Co., Inc.	381,858	7,729,272
Asahi Group Holdings Ltd.	271,962	9,608,057
Calbee, Inc.	56,608	1,919,769
FamilyMart UNY Holdings Co. Ltd. (a)	57,934	3,537,561
Japan Tobacco, Inc.	773,354	25,862,219
Kao Corp.	354,360	18,297,587
Kikkoman Corp.	103,210	3,109,759
Kirin Holdings Co. Ltd.	578,282	9,955,026
Kose Corp.	21,342	1,827,496
Lawson, Inc. (a)	35,388	2,441,204
Lion Corp.	168,288	2,906,037
MEIJI Holdings Co. Ltd.	80,498	6,434,394
NH Foods Ltd.	122,200	3,256,636
Nisshin Seifun Group, Inc.	138,931	2,088,695
Nissin Foods Holdings Co. Ltd.	41,284	2,311,419
Pola Orbis Holdings, Inc.	16,138	1,541,330
Seven & i Holdings Co. Ltd.	529,716	20,746,365
Shiseido Co. Ltd.	267,158	7,027,032

Sundrug Co. Ltd.	25,946	1,706,715
Suntory Beverage & Food Ltd.	97,736	4,097,526
Toyo Suisan Kaisha Ltd.	62,712	2,299,822
Tsuruha Holdings, Inc.	25,746	2,383,358
Unicharm Corp.	283,674	6,375,690
Yakult Honsha Co. Ltd. (a)	61,786	3,371,295
Yamazaki Baking Co. Ltd.	93,206	1,869,181

		159,556,982

Energy - 0.9%
Idemitsu Kosan Co. Ltd.	61,912	1,994,939
Inpex Corp.	668,262	6,638,305
JX Holdings, Inc.	1,491,270	7,102,929
Showa Shell Sekiyu KK	132,390	1,333,976
TonenGeneral Sekiyu KK	205,394	2,458,987

		19,529,136

Financials - 14.2%
Acom Co. Ltd.*	280,374	1,172,956
AEON Financial Service Co. Ltd.	79,272	1,534,001
Aozora Bank Ltd.	830,922	3,113,785
Bank of Kyoto Ltd.	213,524	1,739,058
Chiba Bank Ltd.	492,560	3,441,716
Chugoku Bank Ltd.	120,230	1,917,772
Concordia Financial Group Ltd.	822,938	4,378,943
Credit Saison Co. Ltd.	104,392	1,980,145
Dai-ichi Life Holdings, Inc.	758,116	14,255,374
Daiwa Securities Group, Inc.	1,167,944	7,405,105
Fukuoka Financial Group, Inc.	543,742	2,536,124
Hachijuni Bank Ltd.	288,316	1,822,105
Hiroshima Bank Ltd.	351,588	1,661,785
Japan Exchange Group, Inc.	366,682	5,068,825
Japan Post Bank Co. Ltd.	284,725	3,568,408
Japan Post Holdings Co. Ltd.	316,370	4,057,939
Kyushu Financial Group, Inc.	244,238	1,671,806
Mebuki Financial Group, Inc.	663,062	2,921,498
Mitsubishi UFJ Financial Group, Inc.	8,966,020	58,930,163
Mitsubishi UFJ Lease & Finance Co. Ltd.	314,816	1,740,182
Mizuho Financial Group, Inc.	16,956,392	31,650,322
MS&AD Insurance Group Holdings, Inc.	356,186	12,044,600
Nomura Holdings, Inc.	2,553,284	16,574,926
ORIX Corp.	930,924	14,480,303
Resona Holdings, Inc.	1,552,264	8,663,221
SBI Holdings, Inc.	149,956	2,098,276
Seven Bank Ltd. (a)	419,904	1,304,433
Shinsei Bank Ltd.	1,256,470	2,292,726
Shizuoka Bank Ltd.	373,982	3,282,267
Sompo Holdings, Inc.	248,192	9,274,200
Sony Financial Holdings, Inc.	122,282	2,148,602
Sumitomo Mitsui Financial Group, Inc.	944,502	36,798,124
Sumitomo Mitsui Trust Holdings, Inc.	233,320	8,367,495
Suruga Bank Ltd.	122,382	2,712,459
T&D Holdings, Inc.	407,256	6,247,770
Tokio Marine Holdings, Inc.	479,394	20,990,156
Yamaguchi Financial Group, Inc.	139,464	1,608,842

		305,456,412

Health Care - 7.5%
Alfresa Holdings Corp.	132,190	2,379,173
Astellas Pharma, Inc.	1,514,250	20,379,599
Chugai Pharmaceutical Co. Ltd.	157,410	5,247,233
CYBERDYNE, Inc.* (a)	77,268	1,210,483
Daiichi Sankyo Co. Ltd.	423,698	9,656,671
Eisai Co. Ltd.	177,208	9,938,917
Hisamitsu Pharmaceutical Co., Inc. (a)	43,436	2,335,248
Hoya Corp.	274,248	12,410,671
Kyowa Hakko Kirin Co. Ltd.	182,360	2,728,623
M3, Inc.	136,542	3,463,836
Medipal Holdings Corp.	120,230	1,983,054
Miraca Holdings, Inc.	40,258	1,927,883
Mitsubishi Tanabe Pharma Corp.	157,810	3,244,836
Olympus Corp.	204,806	7,246,463
Ono Pharmaceutical Co. Ltd.	289,982	6,420,670
Otsuka Holdings Co. Ltd.	274,588	12,492,049
Santen Pharmaceutical Co. Ltd.	262,076	3,755,773
Shionogi & Co. Ltd.	209,810	10,267,795
Sumitomo Dainippon Pharma Co. Ltd.	111,948	1,975,993
Suzuken Co. Ltd.	54,632	1,847,894

Sysmex Corp.	109,922	6,350,027
Taisho Pharmaceutical Holdings Co. Ltd.	25,346	2,064,319
Takeda Pharmaceutical Co. Ltd.	500,136	23,247,231
Terumo Corp.	240,260	8,329,812

		160,904,253

Industrials - 20.4%
Amada Holdings Co. Ltd.	239,434	2,706,673
ANA Holdings, Inc.	815,188	2,436,603
Asahi Glass Co. Ltd.	709,446	5,797,066
Central Japan Railway Co.	101,412	16,591,326
Dai Nippon Printing Co. Ltd.	372,956	4,056,720
Daikin Industries Ltd.	164,848	15,649,151
East Japan Railway Co.	232,704	21,034,395
FANUC Corp.	136,288	26,840,287
Fuji Electric Co. Ltd.	393,398	2,174,553
Hankyu Hanshin Holdings, Inc.	169,840	5,684,262
Hino Motors Ltd.	181,760	2,111,325
Hitachi Construction Machinery Co. Ltd.	75,820	1,764,150
Hoshizaki Corp.	35,654	2,824,519
IHI Corp.*	1,032,686	3,217,234
ITOCHU Corp.	1,052,120	15,232,304
Japan Airlines Co. Ltd.	84,154	2,748,329
Japan Airport Terminal Co. Ltd. (a)	32,602	1,139,017
JGC Corp.	145,650	2,614,945
JTEKT Corp.	156,884	2,664,424
Kajima Corp.	631,172	4,112,492
Kamigumi Co. Ltd.	163,484	1,532,321
Kawasaki Heavy Industries Ltd.	997,932	3,135,609
Keihan Holdings Co. Ltd.	357,444	2,258,981
Keikyu Corp.	329,046	3,620,106
Keio Corp.	406,684	3,196,421
Keisei Electric Railway Co. Ltd.	97,384	2,308,368
Kintetsu Group Holdings Co. Ltd.	1,274,574	4,730,939
Komatsu Ltd.	649,220	15,663,455
Kubota Corp.	744,004	11,837,707
Kurita Water Industries Ltd.	71,642	1,709,026
LIXIL Group Corp.	187,016	4,582,803
Mabuchi Motor Co. Ltd.	34,428	1,860,145
Makita Corp.	78,772	5,455,037
Marubeni Corp.	1,160,568	7,508,130
MINEBEA MITSUMI, Inc.	267,608	3,296,715
MISUMI Group, Inc.	193,120	3,374,379
Mitsubishi Corp.	1,062,028	23,959,321
Mitsubishi Electric Corp.	1,358,766	19,925,827
Mitsubishi Heavy Industries Ltd.	2,253,580	8,906,400
Mitsubishi Logistics Corp.	80,716	1,159,603
Mitsui & Co. Ltd.	1,199,878	18,359,431
Mitsui OSK Lines Ltd.	806,084	2,661,953
Nabtesco Corp.	79,372	2,207,820
Nagoya Railroad Co. Ltd.	648,006	2,970,520
NGK Insulators Ltd.	184,264	3,967,552
Nidec Corp.	167,700	15,658,668
Nippon Express Co. Ltd.	583,392	3,011,860
Nippon Yusen KK	1,135,870	2,507,417
NSK Ltd.	310,098	4,421,888
Obayashi Corp.	456,396	4,241,198
Odakyu Electric Railway Co. Ltd.	207,158	4,093,558
Park24 Co. Ltd.	72,068	2,023,896
Recruit Holdings Co. Ltd.	258,350	12,670,867
Secom Co. Ltd.	147,628	10,755,576
Seibu Holdings, Inc.	120,230	2,057,967
Shimizu Corp.	387,968	3,560,417
SMC Corp.	40,258	11,413,212
Sohgo Security Services Co. Ltd.	50,322	1,903,676
Sumitomo Corp.	835,206	11,222,070
Sumitomo Heavy Industries Ltd.	389,294	2,754,806
Taisei Corp.	726,940	5,098,836
THK Co. Ltd.	84,676	2,201,599
Tobu Railway Co. Ltd.	682,952	3,495,460
Tokyu Corp.	747,044	5,532,428
Toppan Printing Co. Ltd.	368,852	3,716,591
Toshiba Corp.* (a)	2,830,234	5,245,046
TOTO Ltd.	99,538	3,831,963
Toyota Tsusho Corp.	149,328	4,452,791
West Japan Railway Co.	115,752	7,662,536
Yamato Holdings Co. Ltd.	245,738	5,368,854

		440,491,524

Information Technology - 10.9%
Alps Electric Co. Ltd.	132,364	3,941,053

Brother Industries Ltd.	165,822	3,124,707
Canon, Inc.	750,134	21,907,425
DeNA Co. Ltd.	74,216	1,669,356
FUJIFILM Holdings Corp.	307,546	11,886,285
Fujitsu Ltd.	1,309,692	7,609,025
Hamamatsu Photonics KK	100,288	2,954,767
Hirose Electric Co. Ltd.	22,478	3,017,208
Hitachi High-Technologies Corp.	48,370	2,014,968
Hitachi Ltd.	3,398,428	18,718,655
Kakaku.com, Inc.	99,936	1,442,843
Keyence Corp.	68,372	26,449,305
Konami Holdings Corp.	65,564	2,766,241
Konica Minolta, Inc.	318,080	3,066,275
Kyocera Corp.	225,648	12,408,682
LINE Corp.* (a)	30,483	1,050,062
Mixi, Inc.	31,676	1,373,111
Murata Manufacturing Co. Ltd.	134,642	19,355,274
NEC Corp.	1,830,938	4,563,288
Nexon Co. Ltd.	122,282	2,033,226
Nintendo Co. Ltd.	79,639	16,658,654
Nippon Electric Glass Co. Ltd.	297,344	1,847,400
Nomura Research Institute Ltd.	92,974	3,210,994
NTT Data Corp.	88,728	4,185,842
Obic Co. Ltd.	45,462	2,116,394
Omron Corp.	135,342	5,818,700
Oracle Corp. Japan	26,872	1,564,314
Otsuka Corp.	36,680	1,864,282
Ricoh Co. Ltd.	471,334	4,107,312
Rohm Co. Ltd.	62,512	4,039,674
Seiko Epson Corp.	196,724	4,400,440
Shimadzu Corp.	166,436	2,712,576
TDK Corp.	86,602	5,889,352
Tokyo Electron Ltd.	110,322	11,008,141
Trend Micro, Inc.	78,872	3,454,094
Yahoo Japan Corp.	1,000,846	4,641,424
Yaskawa Electric Corp.	178,082	3,338,294
Yokogawa Electric Corp.	160,562	2,499,648

		234,709,291

Materials - 6.5%
Air Water, Inc.	105,104	1,995,521
Asahi Kasei Corp.	887,892	8,650,121
Daicel Corp.	196,846	2,388,189
Hitachi Chemical Co. Ltd.	73,194	2,062,032
Hitachi Metals Ltd.	150,780	2,147,385
JFE Holdings, Inc.	367,268	6,946,856
JSR Corp.	135,042	2,306,695
Kaneka Corp.	197,186	1,539,295
Kansai Paint Co. Ltd.	153,306	2,977,557
Kobe Steel Ltd.*	217,766	2,114,760
Kuraray Co. Ltd.	249,416	3,785,253
Maruichi Steel Tube Ltd.	39,632	1,254,099
Mitsubishi Chemical Holdings Corp.	953,076	7,318,694
Mitsubishi Gas Chemical Co., Inc.	127,486	2,684,871
Mitsubishi Materials Corp.	78,572	2,608,692
Mitsui Chemicals, Inc.	646,406	3,285,396
Nippon Paint Holdings Co. Ltd.	114,400	3,691,308
Nippon Steel & Sumitomo Metal Corp.	567,962	13,970,920
Nissan Chemical Industries Ltd.	86,602	2,790,505
Nitto Denko Corp.	116,052	9,772,148
Oji Holdings Corp.	570,184	2,730,509
Shin-Etsu Chemical Co. Ltd.	273,462	23,131,509
Sumitomo Chemical Co. Ltd.	1,106,012	6,162,833
Sumitomo Metal Mining Co. Ltd.	347,410	4,827,158
Taiheiyo Cement Corp.	848,786	2,984,294
Taiyo Nippon Sanso Corp.	91,280	1,134,246
Teijin Ltd.	131,464	2,514,719
Toray Industries, Inc.	1,031,712	9,229,343
Toyo Seikan Group Holdings Ltd.	115,126	2,085,375

		139,090,283

Real Estate - 4.4%
Aeon Mall Co. Ltd.	80,022	1,228,697
Daito Trust Construction Co. Ltd.	49,422	6,915,429
Daiwa House Industry Co. Ltd.	398,152	10,929,732
Daiwa House REIT Investment Corp. REIT (a)	961	2,497,770
Hulic Co. Ltd.	209,610	1,994,509
Japan Prime Realty Investment Corp. REIT	583	2,314,460
Japan Real Estate Investment Corp. REIT	920	5,069,028

Japan Retail Fund Investment Corp. REIT	1,794	3,608,919
Mitsubishi Estate Co. Ltd.	879,984	17,193,154
Mitsui Fudosan Co. Ltd.	627,750	14,209,518
Nippon Building Fund, Inc. REIT	993	5,550,794
Nippon Prologis REIT, Inc. REIT	1,100	2,364,591
Nomura Real Estate Holdings, Inc.	87,628	1,486,661
Nomura Real Estate Master Fund, Inc. REIT	2,794	4,185,591
Sumitomo Realty & Development Co. Ltd.	251,434	6,940,201
Tokyo Tatemono Co. Ltd.	144,924	2,044,635
Tokyu Fudosan Holdings Corp.	360,290	2,052,478
United Urban Investment Corp. REIT	2,075	3,224,843

		93,811,010

Telecommunication Services - 5.6%
KDDI Corp.	1,289,732	33,740,018
Nippon Telegraph & Telephone Corp.	486,350	20,567,438
NTT DOCOMO, Inc.	974,056	23,123,480
SoftBank Group Corp.	580,518	43,208,790

		120,639,726

Utilities - 1.9%
Chubu Electric Power Co., Inc.	452,948	5,967,004
Chugoku Electric Power Co., Inc.	195,568	2,155,086
Electric Power Development Co. Ltd.	102,966	2,418,686
Hokuriku Electric Power Co. (a)	118,478	1,170,596
Kansai Electric Power Co., Inc.*	495,028	5,488,071
Kyushu Electric Power Co., Inc.*	299,990	3,337,821
Osaka Gas Co. Ltd.	1,317,536	5,080,392
Toho Gas Co. Ltd.	266,668	1,917,911
Tohoku Electric Power Co., Inc.	318,180	4,083,987
Tokyo Electric Power Co. Holdings, Inc.*	1,016,784	3,909,838
Tokyo Gas Co. Ltd.	1,375,770	6,242,980

		41,772,372

TOTAL COMMON STOCKS
(Cost $2,049,861,595)		2,152,136,950

SECURITIES LENDING COLLATERAL - 1.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $32,378,904)	32,378,904	$32,378,904

TOTAL INVESTMENTS - 101.4%
(Cost $2,082,240,499)†		$2,184,515,854
Other assets and liabilities, net - (1.4%)		(29,755,597)

NET ASSETS - 100.0%		$2,154,760,257

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,108,398,873. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $76,116,981. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $149,328,797 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $73,211,816.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $30,683,004, which is 1.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
JP Morgan & Chase Co.	3/3/2017	JPY	61,925,869,900	USD	550,459,516	$(829,534)
RBC Capital Markets	3/3/2017	JPY	62,360,879,100	USD	554,352,926	(808,752)
The Bank of New York Mellon	3/3/2017	JPY	62,143,374,500	USD	552,424,835	(800,529)
The Bank of Nova Scotia	3/3/2017	JPY	62,830,115,200	USD	558,519,701	(819,305)
JP Morgan & Chase Co.	3/3/2017	USD	553,507,539	JPY	61,925,869,900	(2,218,488)
RBC Capital Markets	3/3/2017	USD	557,365,859	JPY	62,360,879,100	(2,204,181)
The Bank of New York Mellon	3/3/2017	USD	9,860,788	JPY	1,109,232,000	14,042
The Bank of New York Mellon	3/3/2017	USD	545,540,962	JPY	61,034,142,500	(2,190,429)
The Bank of Nova Scotia	3/3/2017	USD	561,559,773	JPY	62,830,115,200	(2,220,767)
JP Morgan & Chase Co.	4/5/2017	JPY	61,925,869,900	USD	554,272,965	2,157,576
RBC Capital Markets	4/5/2017	JPY	62,360,879,100	USD	558,164,055	2,170,235
The Bank of New York Mellon	4/5/2017	JPY	61,034,142,500	USD	546,307,602	2,142,629
The Bank of Nova Scotia	4/5/2017	JPY	62,830,115,200	USD	562,348,876	2,171,465
JP Morgan & Chase Co.	4/5/2017	USD	58,876,316	JPY	6,576,249,000	(244,144)

Total net unrealized depreciation						$(3,680,182)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,152,136,950	$—	$—	$2,152,136,950
Short-Term Investments	32,378,904	—	—	32,378,904
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	8,655,947	—	8,655,947

TOTAL	$2,184,515,854	$8,655,947	$—	$2,193,171,801

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(12,336,129)	$—	$(12,336,129)

TOTAL	$—	$(12,336,129)	$—	$(12,336,129)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 8.3%
Alsea SAB de CV	11,297	$31,853
Consorcio ARA SAB de CV	25,808	7,771
Corpovael SA de CV	8,323	3,774
El Puerto de Liverpool SAB de CV, Class C1	3,879	27,089
Grupo Famsa SAB de CV, Class A*	13,229	4,787
Grupo Televisa SAB, Series CPO	29,240	148,910
Hoteles City Express SAB de CV*	10,481	9,395
Rassini SAB de CV	1,841	7,171
TV Azteca SAB de CV, Series CPO	41,972	6,706

		247,456

Consumer Staples - 24.8%
Arca Continental SAB de CV	8,419	47,146
Coca-Cola Femsa SAB de CV, Series L	6,979	45,834
Fomento Economico Mexicano SAB de CV	31,522	253,883
Gruma SAB de CV, Class B	4,277	56,395
Grupo Bimbo SAB de CV, Series A	31,652	74,705
Grupo Comercial Chedraui SA de CV	8,051	14,983
Grupo Herdez SAB de CV	6,038	11,237
Grupo Lala SAB de CV (a)	13,503	22,199
Industrias Bachoco SAB de CV, Series B	4,342	17,306
Kimberly-Clark de Mexico SAB de CV, Class A	30,096	56,742
La Comer SAB de CV*	13,235	8,860
Wal-Mart de Mexico SAB de CV	66,772	129,446

		738,736

Financials - 14.6%
Banregio Grupo Financiero SAB de CV	4,959	25,672
Bolsa Mexicana de Valores SAB de CV	9,525	13,739
Credito Real SAB de CV, SOFOM, ER*	6,101	7,586
Gentera SAB de CV	20,608	27,151
Grupo Financiero Banorte SAB de CV, Class O	42,401	210,723
Grupo Financiero Inbursa SAB de CV, Class O	45,489	64,934
Grupo Financiero Interacciones SA de CV, Class O	2,615	11,491
Grupo Financiero Santander Mexico SAB de CV, Class B	36,103	54,177
Qualitas Controladora SAB de CV	6,566	10,291
Unifin Financiera SAB de CV SOFOM ENR	4,164	9,467

		435,231

Health Care - 0.7%
Genomma Lab Internacional SAB de CV, Class B*	18,251	20,975

Industrials - 13.2%
Alfa SAB de CV, Class A	54,485	69,667
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	13,908	16,897
Elementia SAB de CV, 144A*	9,166	10,488
Grupo Aeromexico SAB de CV*	11,430	25,424
Grupo Aeroportuario del Centro Norte SAB de CV	4,724	22,706
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,975	60,344
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,052	64,063
Grupo Carso SAB de CV, Series A1	11,479	48,706
Grupo Rotoplas SAB de CV	5,209	6,124
OHL Mexico SAB de CV	17,682	18,508
Promotora y Operadora de Infraestructura SAB de CV*	5,299	49,584

		392,511

Materials - 18.4%
Cemex SAB de CV, Series CPO*	238,008	201,504
Grupo Mexico SAB de CV, Series B	64,758	196,419

Industrias CH SAB de CV, Series B*	3,512	22,418
Industrias Penoles SAB de CV	2,729	64,834
Mexichem SAB de CV	21,549	50,806
Minera Frisco SAB de CV, Class A1*	17,612	12,281

		548,262

Real Estate - 5.3%
Concentradora Fibra Danhos SA de CV REIT	826	1,282
Concentradora Fibra Hotelera Mexicana SA de CV REIT	13,734	10,185
Corp. Inmobiliaria Vesta SAB de CV	12,445	15,238
Fibra Uno Administracion SA de CV REIT	49,516	71,619
Grupo GICSA SA de CV*	15,481	8,514
Macquarie Mexico Real Estate Management SA de CV REIT*	18,374	18,912
PLA Administradora Industrial S de RL de CV REIT*	13,910	20,583
Prologis Property Mexico SA de CV REIT	9,085	13,403

		159,736

Telecommunication Services - 13.2%
America Movil SAB de CV, Series L	577,093	366,221
Axtel SAB de CV, Series CPO*	32,342	5,924
Telesites SAB de CV*	37,830	21,653

		393,798

Utilities - 1.0%
Infraestructura Energetica Nova SAB de CV	6,820	29,169

TOTAL COMMON STOCKS
(Cost $3,796,336)		2,965,874

SECURITIES LENDING COLLATERAL - 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $24,106)	24,106	$24,106

TOTAL INVESTMENTS - 100.3%
(Cost $3,820,442)†		$2,989,980
Other assets and liabilities, net - (0.3%)		(9,290)

NET ASSETS - 100.0%		$2,980,690

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,941,407. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $951,427. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,216 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $977,643.

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $22,016, which is 0.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CPO:	Ordinary Participation Certificates
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
RBC Capital Markets	3/3/2017	MXN	1,672,000	USD	80,204	$(2,975)
RBC Capital Markets	3/3/2017	MXN	27,155,400	USD	1,302,777	(48,170)
The Bank of New York Mellon	3/3/2017	MXN	6,788,800	USD	325,625	(12,110)
The Bank of Nova Scotia	3/3/2017	MXN	27,155,300	USD	1,302,741	(48,202)
RBC Capital Markets	3/3/2017	USD	1,441,687	MXN	28,827,400	(7,560)
The Bank of New York Mellon	3/3/2017	USD	339,519	MXN	6,788,800	(1,785)
The Bank of Nova Scotia	3/3/2017	USD	1,358,043	MXN	27,155,300	(7,101)
RBC Capital Markets	4/5/2017	MXN	32,221,800	USD	1,603,508	8,633
The Bank of Nova Scotia	4/5/2017	MXN	30,549,700	USD	1,520,196	8,085
The Bank of Nova Scotia	4/5/2017	USD	161,184	MXN	3,239,000	(864)

Total net unrealized depreciation						$(112,049)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
MXN	Mexican Peso
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,965,874	$—	$—	$2,965,874
Short-Term Investments	24,106	—	—	24,106
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	16,718	—	16,718

TOTAL	$2,989,980	$16,718	$—	$3,006,698

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(128,767)	$—	$(128,767)

TOTAL	$—	$(128,767)	$—	$(128,767)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.7%
Consumer Discretionary - 12.9%
Cheil Worldwide, Inc.	4,261	$71,409
CJ E&M Corp.	1,119	77,289
Coway Co. Ltd.	2,630	208,167
Hankook Tire Co. Ltd.	3,649	192,978
Hanon Systems	10,746	87,051
Hanssem Co. Ltd.	568	111,515
Hotel Shilla Co. Ltd.	1,927	87,084
Hyundai Department Store Co. Ltd.	897	78,852
Hyundai Mobis Co. Ltd.	3,074	693,230
Hyundai Motor Co.	6,860	906,982
Hyundai Wia Corp.	1,051	62,182
Kangwon Land, Inc.	5,722	178,884
Kia Motors Corp.	12,107	409,545
LG Electronics, Inc.	4,994	264,109
Lotte Shopping Co. Ltd.	589	120,326
Shinsegae Inc.	442	77,983

		3,627,586

Consumer Staples - 7.9%
Amorepacific Corp.	1,497	398,494
AMOREPACIFIC Group	1,408	161,875
BGF retail Co. Ltd.	1,070	96,520
CJ CheilJedang Corp.	408	131,520
Dongsuh Cos., Inc.	2,419	54,552
E-MART, Inc.	984	181,005
GS Retail Co. Ltd.	1,579	73,452
KT&G Corp.	5,321	482,337
LG Household & Health Care Ltd.	440	341,649
Lotte Chilsung Beverage Co. Ltd.	40	53,345
Lotte Confectionery Co. Ltd.	365	63,106
Orion Corp.	188	118,711
Ottogi Corp.	79	52,259

		2,208,825

Energy - 2.5%
GS Holdings Corp.	2,685	131,787
SK Innovation Co. Ltd.	2,975	406,489
S-Oil Corp.	2,262	172,838

		711,114

Financials - 14.1%
BNK Financial Group, Inc.	13,877	106,524
DGB Financial Group, Inc.	9,567	87,992
Dongbu Insurance Co. Ltd.	2,542	137,357
Hana Financial Group, Inc.	13,597	423,873
Hanwha Life Insurance Co. Ltd.	12,877	74,136
Hyundai Marine & Fire Insurance Co. Ltd.	3,395	97,279
Industrial Bank of Korea	12,751	139,266
KB Financial Group, Inc.	17,980	745,754
Korea Investment Holdings Co. Ltd.	2,178	91,300
Mirae Asset Daewoo Co. Ltd.	19,625	154,987
NH Investment & Securities Co. Ltd.	8,044	82,521
Samsung Card Co. Ltd.	1,967	73,670
Samsung Fire & Marine Insurance Co. Ltd.	1,543	347,968
Samsung Life Insurance Co. Ltd.	3,539	334,886
Samsung Securities Co. Ltd.	3,537	103,693
Shinhan Financial Group Co. Ltd.	19,252	795,108
Woori Bank	15,252	179,396

		3,975,710

Health Care - 2.5%
Celltrion, Inc.*	3,695	331,676
Hanmi Pharm. Co. Ltd.*	319	90,558
Hanmi Science Co. Ltd.*	928	53,838
Samsung Biologics Co. Ltd.*	866	125,985
Yuhan Corp.	458	90,729

		692,786

Industrials - 11.1%
CJ Corp.	757	115,483
CJ Korea Express Corp.*	434	66,208
Daelim Industrial Co. Ltd.	1,479	109,347
Daewoo Engineering & Construction Co. Ltd.*	8,581	46,519
Doosan Heavy Industries & Construction Co. Ltd.	2,777	60,292
GS Engineering & Construction Corp.*	2,837	74,767
Hanwha Corp.	2,519	81,089
Hanwha Techwin Co. Ltd.*	2,159	83,821

Hyundai Development Co.-Engineering & Construction	2,960	114,657
Hyundai Engineering & Construction Co. Ltd.	3,759	158,904
Hyundai Glovis Co. Ltd.	954	129,506
Hyundai Heavy Industries Co. Ltd.*	1,968	286,302
KCC Corp.	307	94,075
KEPCO Plant Service & Engineering Co. Ltd.*	1,321	71,147
Korea Aerospace Industries Ltd.	3,395	175,042
Korean Air Lines Co. Ltd.*	3,347	85,543
LG Corp.	4,533	251,755
Posco Daewoo Corp.	2,849	61,855
S-1 Corp.	1,087	87,479
Samsung C&T Corp.	3,491	379,742
Samsung Heavy Industries Co. Ltd.*	13,201	130,755
SK Holdings Co. Ltd.	2,103	405,442
SK Networks Co. Ltd.	8,552	56,043

		3,125,773

Information Technology - 33.1%
Kakao Corp.	1,602	120,991
LG Display Co. Ltd.	11,036	267,421
LG Innotek Co. Ltd.	843	89,463
NAVER Corp.	1,255	861,269
NCSoft Corp.	853	206,697
Samsung Electro-Mechanics Co. Ltd.	2,802	144,963
Samsung Electronics Co. Ltd.	3,567	6,063,033
Samsung SDI Co. Ltd.	2,618	298,671
Samsung SDS Co. Ltd.	1,671	192,111
SK Hynix, Inc.	26,139	1,079,541

		9,324,160

Materials - 8.4%
Hanwha Chemical Corp.	5,550	124,424
Hyosung Corp.	1,104	128,389
Hyundai Steel Co.	3,929	217,168
Korea Zinc Co. Ltd.	417	153,598
Kumho Petrochemical Co. Ltd.	1,075	72,918
LG Chem Ltd.	2,089	522,827
Lotte Chemical Corp.	733	236,284
OCI Co. Ltd.	948	74,700
POSCO	3,341	837,651

		2,367,959

Telecommunication Services - 1.3%
KT Corp.	1,047	28,195
LG Uplus Corp.	10,719	121,338
SK Telecom Co. Ltd.	985	201,660

		351,193

Utilities - 1.9%
Korea Electric Power Corp.	11,719	451,867
Korea Gas Corp.*	1,701	73,636

		525,503

TOTAL COMMON STOCKS
(Cost $19,361,677)		26,910,609

PREFERRED STOCKS - 1.8%
Consumer Discretionary - 1.0%
Hyundai Motor Co.	1,208	104,588
Hyundai Motor Co. - 2nd Preferred	1,856	167,422

		272,010

Consumer Staples - 0.5%
Amorepacific Corp.	537	79,547
LG Household & Health Care Ltd.	131	65,804

		145,351

Information Technology - 0.1%
Samsung Electronics Co. Ltd.	22	29,106

Materials - 0.2%
LG Chem Ltd.	442	69,383

TOTAL PREFERRED STOCKS
(Cost $456,969)		515,850

TOTAL INVESTMENTS - 97.5%

(Cost $19,818,646)†	$27,426,459
Other assets and liabilities, net - 2.5%	711,063

NET ASSETS - 100.0%	$28,137,522

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $41,884,675. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $14,458,216. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,751,652 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,209,868.

At February 28, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(a)
KOSPI 200 Index Futures	KRW	4	$477,117	3/09/2017	$1,778
KOSPI 200 MINI Futures	KRW	7	166,991	3/09/2017	(250)

			$644,108		$1,528

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(b)
Goldman Sachs & Co.	3/6/2017	KRW	12,671,919,961	USD	10,872,985	$(334,365)
Goldman Sachs & Co.	3/6/2017	KRW	101,014,000	USD	87,581	(1,758)
RBC Capital Markets	3/6/2017	KRW	10,749,726,000	USD	9,330,549	(176,766)
The Bank of Nova Scotia	3/6/2017	KRW	9,250,784,200	USD	7,953,559	(228,057)
Goldman Sachs & Co.	3/6/2017	USD	11,308,385	KRW	12,772,933,961	(11,696)
RBC Capital Markets	3/6/2017	USD	9,506,722	KRW	10,749,726,000	593
The Bank of Nova Scotia	3/6/2017	USD	8,192,335	KRW	9,250,784,200	(10,719)
Goldman Sachs & Co.	4/5/2017	KRW	9,250,784,200	USD	8,187,984	3,908
Goldman Sachs & Co.	4/5/2017	KRW	12,772,933,961	USD	11,305,482	5,395
RBC Capital Markets	4/5/2017	KRW	10,749,726,000	USD	9,508,404	(1,771)
Goldman Sachs & Co.	4/5/2017	USD	866,944	KRW	978,000,000	(1,718)

Total net unrealized depreciation						$(756,954)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$26,910,609	$—	$—	$26,910,609
Preferred Stocks (c)	515,850	—	—	515,850
Derivatives (d)
Forward Foreign Currency Exchange Contracts	—	9,896	—	9,896
Futures Contracts	1,778	—	—	1,778

TOTAL	$27,428,237	$9,896	$—	$27,438,133

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Exchange Contracts	$—	$(766,850)	$—	$(766,850)
Futures Contracts	(250)	—	—	(250)

TOTAL	$(250)	$(766,850)	$—	$(767,100)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Consumer Discretionary - 8.6%
Barratt Developments PLC	2,255	$14,312
Berkeley Group Holdings PLC	296	10,813
Burberry Group PLC	987	21,139
Carnival PLC	426	23,253
Compass Group PLC	3,675	68,311
Dixons Carphone PLC	2,191	8,238
GKN PLC	3,837	17,135
InterContinental Hotels Group PLC	420	19,783
ITV PLC	8,104	20,363
Kingfisher PLC	5,015	20,486
Marks & Spencer Group PLC	3,651	15,168
Merlin Entertainments PLC, 144A	1,595	9,737
Next PLC	314	14,911
Pearson PLC	1,839	15,380
Persimmon PLC	693	17,723
Sky PLC	2,306	28,542
Taylor Wimpey PLC	7,336	16,385
TUI AG	1,118	15,787
Whitbread PLC	410	19,460
William Hill PLC	1,954	6,398
WPP PLC	2,865	67,439

		450,763

Consumer Staples - 17.3%
Associated British Foods PLC	797	25,901
British American Tobacco PLC	4,176	263,235
Coca-Cola HBC AG*	407	9,823
Diageo PLC	5,636	158,611
Imperial Brands PLC	2,148	101,097
J Sainsbury PLC	3,686	12,239
Reckitt Benckiser Group PLC	1,412	128,094
Tate & Lyle PLC	1,045	9,647
Tesco PLC*	18,289	42,755
Unilever PLC	2,875	136,241
Wm Morrison Supermarkets PLC	4,984	15,003

		902,646

Energy - 13.8%
BP PLC	42,387	238,549
Petrofac Ltd.	585	6,471
Royal Dutch Shell PLC, Class A	9,789	252,590
Royal Dutch Shell PLC, Class B	8,391	226,304

		723,914

Financials - 20.8%
3i Group PLC	2,179	18,616
Aberdeen Asset Management PLC	2,065	7,085
Admiral Group PLC	476	10,797
Aviva PLC	9,076	56,084
Barclays PLC	37,958	106,682
Direct Line Insurance Group PLC	3,090	13,171
Hargreaves Lansdown PLC	587	9,724
HSBC Holdings PLC	44,346	355,747
Investec PLC	1,470	10,552
Legal & General Group PLC	13,337	41,092
Lloyds Banking Group PLC	143,955	122,663
London Stock Exchange Group PLC	704	26,888
Old Mutual PLC	11,031	29,853
Provident Financial PLC	332	12,029
Prudential PLC	5,774	115,172
Royal Bank of Scotland Group PLC*	7,962	23,494
RSA Insurance Group PLC	2,290	17,021
Schroders PLC	305	11,630
St James’s Place PLC	1,185	15,513
Standard Chartered PLC*	7,356	65,938
Standard Life PLC	4,426	20,249

		1,090,000

Health Care - 10.6%
AstraZeneca PLC	2,834	163,309
GlaxoSmithKline PLC	10,923	223,367
Hikma Pharmaceuticals PLC	324	8,644
Mediclinic International PLC (a)	833	7,664
Shire PLC	2,024	121,907
Smith & Nephew PLC	1,971	29,618

		554,509

Industrials - 7.7%
Ashtead Group PLC	1,120	23,014
Babcock International Group PLC	569	6,693
BAE Systems PLC	7,114	55,613

Bunzl PLC	752	21,042
Capita PLC	1,507	10,537
Cobham PLC	3,853	5,728
DCC PLC	199	16,952
easyJet PLC	357	4,213
Experian PLC	2,128	42,169
G4S PLC	3,487	11,341
IMI PLC	612	9,424
Intertek Group PLC	363	15,887
Meggitt PLC	1,743	10,176
RELX PLC	2,431	45,398
Rolls-Royce Holdings PLC*	4,115	40,185
Royal Mail PLC	2,023	10,407
Smiths Group PLC	888	16,473
Travis Perkins PLC	563	10,633
Weir Group PLC	489	11,425
Wolseley PLC	565	34,458

		401,768

Information Technology - 0.8%
Auto Trader Group PLC, 144A	2,207	10,823
Sage Group PLC	2,419	19,390
Worldpay Group PLC, 144A	4,044	13,619

		43,832

Materials - 8.3%
Anglo American PLC*	3,140	49,502
Antofagasta PLC	891	8,977
BHP Billiton PLC	4,732	76,185
Croda International PLC	296	12,885
Fresnillo PLC	499	9,201
Glencore PLC*	27,408	109,527
Johnson Matthey PLC	435	16,537
Mondi PLC	823	19,189
Randgold Resources Ltd.	210	19,569
Rio Tinto PLC	2,772	113,405

		434,977

Real Estate - 1.4%
British Land Co. PLC REIT	2,200	16,857
Hammerson PLC REIT	1,781	13,005
Intu Properties PLC REIT	2,119	7,544
Land Securities Group PLC REIT	1,771	23,426
Segro PLC REIT	1,863	11,415

		72,247

Telecommunication Services - 4.5%
BT Group PLC	18,960	76,955
Inmarsat PLC	1,014	8,952
Vodafone Group PLC	59,623	149,372

		235,279

Utilities - 4.1%
Centrica PLC	12,292	34,608
National Grid PLC	8,431	102,262
Severn Trent PLC	529	15,347
SSE PLC	2,272	43,444
United Utilities Group PLC	1,525	18,516

		214,177

TOTAL COMMON STOCKS
(Cost $5,165,841)		5,124,112

SECURITIES LENDING COLLATERAL - 0.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $7,976)	7,976	7,976

TOTAL INVESTMENTS - 98.1%
(Cost $5,173,817)†		$5,132,088
Other assets and liabilities, net - 1.9%		102,869

NET ASSETS - 100.0%		$5,234,957

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,349,738. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $217,650. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $318,039 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $535,689.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $7,526, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
FTSE 100 Index Futures	GBP	1	$89,229	6/16/2017	$(19)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
JP Morgan & Chase Co.	3/3/2017	GBP	1,383,700	USD	1,741,608	$24,500
The Bank of New York Mellon	3/3/2017	GBP	1,390,700	USD	1,750,432	24,638
The Bank of Nova Scotia	3/3/2017	GBP	1,383,600	USD	1,741,496	24,513
JP Morgan & Chase Co.	3/3/2017	USD	1,721,818	GBP	1,383,700	(4,711)
The Bank of New York Mellon	3/3/2017	USD	1,617,419	GBP	1,299,700	(4,552)
The Bank of New York Mellon	3/3/2017	USD	114,542	GBP	91,000	(1,615)
The Bank of Nova Scotia	3/3/2017	USD	1,721,697	GBP	1,383,600	(4,713)
JP Morgan & Chase Co.	4/5/2017	GBP	126,000	USD	156,917	419
JP Morgan & Chase Co.	4/5/2017	GBP	2,033,550	USD	2,532,534	6,768
The Bank of Nova Scotia	4/5/2017	GBP	2,033,450	USD	2,532,499	6,857

Total net unrealized appreciation						$72,104

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$5,124,112	$—	$—	$5,124,112
Short-Term Investments	7,976	—	—	7,976
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	87,695	—	87,695

TOTAL	$5,132,088	$87,695	$—	$5,219,783

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(15,591)	$—	$(15,591)
Futures Contracts	(19)	—	—	(19)

TOTAL	$(19)	$(15,591)	$—	$(15,610)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fail value measurement levels during the period ended February 28, 2017

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Australia - 7.6%
AGL Energy Ltd.	428,032	$7,915,519
Alumina Ltd.	1,556,873	2,202,295
Amcor Ltd.	736,592	7,934,675
AMP Ltd.	1,881,157	7,038,347
APA Group (a)	708,713	4,596,916
Aristocrat Leisure Ltd.	344,433	4,383,678
ASX Ltd.	123,129	4,836,270
Aurizon Holdings Ltd.	1,304,935	5,122,532
AusNet Services	1,133,837	1,408,288
Australia & New Zealand Banking Group Ltd.	1,861,910	44,110,603
Bank of Queensland Ltd.	246,343	2,238,125
Bendigo & Adelaide Bank Ltd.	300,575	2,816,112
BHP Billiton Ltd.	2,042,674	39,152,987
BHP Billiton PLC	1,343,303	21,627,195
Boral Ltd.	745,600	3,349,881
Brambles Ltd.	1,010,107	7,210,127
Caltex Australia Ltd.	165,879	3,578,832
Challenger Ltd.	363,591	3,189,077
CIMIC Group Ltd.	61,903	1,791,181
Coca-Cola Amatil Ltd.	364,239	2,862,438
Cochlear Ltd.	36,524	3,655,788
Commonwealth Bank of Australia	1,095,962	69,171,420
Computershare Ltd.	295,349	3,059,262
Crown Resorts Ltd.	231,634	2,248,339
CSL Ltd.	289,996	26,205,007
Dexus Property Group REIT	615,626	4,455,688
Domino’s Pizza Enterprises Ltd. (b)	39,549	1,688,949
DUET Group (a)	1,547,480	3,262,748
Flight Centre Travel Group Ltd. (b)	35,322	781,028
Fortescue Metals Group Ltd.	990,206	5,033,440
Goodman Group REIT	1,137,903	6,586,854
GPT Group REIT	1,143,521	4,322,320
Harvey Norman Holdings Ltd.	353,961	1,397,618
Healthscope Ltd.	1,103,540	1,903,691
Incitec Pivot Ltd.	1,073,061	3,019,370
Insurance Australia Group Ltd.	1,505,774	6,926,868
LendLease Group (a)	352,249	4,113,159
Macquarie Group Ltd.	194,821	12,942,858
Medibank Pvt Ltd.	1,751,579	3,787,082
Mirvac Group REIT	2,356,497	3,884,465
National Australia Bank Ltd.	1,689,957	41,449,160
Newcrest Mining Ltd.	487,653	8,277,789
Oil Search Ltd.	871,606	4,664,461
Orica Ltd.	238,460	3,343,914
Origin Energy Ltd.*	1,116,086	5,613,417
Qantas Airways Ltd.	293,892	844,977
QBE Insurance Group Ltd.	872,348	8,233,295
Ramsay Health Care Ltd.	89,968	4,813,321
REA Group Ltd. (b)	33,509	1,452,333
Santos Ltd.*	1,163,163	3,388,832
Scentre Group REIT	3,386,317	11,319,831
SEEK Ltd.	210,148	2,527,982
Sonic Healthcare Ltd.	251,292	4,146,167
South32 Ltd.	3,385,977	6,464,117
Stockland REIT	1,529,633	5,535,477
Suncorp Group Ltd.	820,581	8,348,688
Sydney Airport (a)	701,149	3,257,683
Tabcorp Holdings Ltd.	531,240	1,735,107
Tatts Group Ltd.	933,996	2,907,347
Telstra Corp. Ltd.	2,658,671	9,825,111
TPG Telecom Ltd. (b)	215,856	1,032,701
Transurban Group (a)	1,299,206	10,987,006
Treasury Wine Estates Ltd.	469,463	4,286,857
Vicinity Centres REIT	2,140,087	4,741,930
Vocus Group Ltd. (b)	335,201	1,125,655
Wesfarmers Ltd.	719,291	23,559,263
Westfield Corp. REIT	1,255,605	8,471,524
Westpac Banking Corp.	2,128,202	54,988,083
Woodside Petroleum Ltd.	482,225	11,587,095
Woolworths Ltd.	819,287	16,181,089

		620,921,244

Austria - 0.2%
ANDRITZ AG	46,302	2,418,772
Erste Group Bank AG*	191,351	5,566,619
OMV AG	93,667	3,578,265
Raiffeisen Bank International AG*	74,535	1,655,053
voestalpine AG	72,325	3,043,775

		16,262,484

Belgium - 1.1%
Ageas	123,967	4,706,893
Anheuser-Busch InBev SA/NV	484,615	53,008,696
Colruyt SA	42,819	2,008,197
Groupe Bruxelles Lambert SA	51,313	4,349,426
KBC Group NV	159,545	9,759,334
Proximus SADP	96,745	2,844,658
Solvay SA	47,137	5,490,569
Telenet Group Holding NV*	33,555	1,896,140
UCB SA	80,410	5,725,378
Umicore SA	60,548	3,188,948

		92,978,239

Chile - 0.0%
Antofagasta PLC	250,807	2,527,054

China - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	1,220,200	805,398

Denmark - 1.6%
A.P. Moller - Maersk A/S, Class A	2,394	3,712,025
A.P. Moller - Maersk A/S, Class B	4,159	6,780,672
Carlsberg A/S, Class B	68,035	5,977,551
Chr Hansen Holding A/S	62,895	3,753,882
Coloplast A/S, Class B	75,558	5,326,969
Danske Bank A/S	437,957	14,617,603
DONG Energy A/S, 144A*	93,579	3,444,773
DSV A/S	120,842	5,948,371
Genmab A/S*	36,464	7,223,321
ISS A/S	106,278	4,140,947
Novo Nordisk A/S, Class B	1,216,014	43,186,143
Novozymes A/S, Class B	146,710	5,643,135
Pandora A/S	70,727	8,063,675
TDC A/S*	516,442	2,779,146
Tryg A/S	71,880	1,336,831
Vestas Wind Systems A/S	140,905	10,452,133
William Demant Holding A/S*	76,185	1,560,214

		133,947,391

Finland - 0.9%
Elisa OYJ	90,463	3,015,976
Fortum OYJ (b)	282,506	4,336,669
Kone OYJ, Class B (b)	214,635	9,609,267
Metso OYJ	71,717	2,118,999
Neste OYJ	81,546	2,840,499
Nokia OYJ	3,711,591	19,023,315
Nokian Renkaat OYJ	73,475	2,890,179
Orion OYJ, Class B	65,431	3,226,043
Sampo OYJ, Class A	284,323	12,955,126
Stora Enso OYJ, Class R	350,380	3,763,895
UPM-Kymmene OYJ	339,462	8,066,417
Wartsila OYJ Abp (b)	94,086	4,837,216

		76,683,601

France - 9.4%
Accor SA	108,644	4,287,383
Aeroports de Paris	18,882	2,140,385
Air Liquide SA	247,295	26,696,217
Airbus SE	368,654	27,073,083
Alstom SA*	97,559	2,648,448
Arkema SA	43,200	4,187,599
Atos SE	56,634	6,689,787
AXA SA	1,233,618	29,104,566
BNP Paribas SA	673,850	39,356,044
Bollore SA	554,538	2,149,582
Bouygues SA	132,477	5,104,392
Bureau Veritas SA	168,670	3,218,191
Capgemini SA	103,661	8,861,257
Carrefour SA	360,731	8,613,856
Casino Guichard Perrachon SA	35,298	1,866,558
Christian Dior SE	34,674	7,343,058
Cie de Saint-Gobain	317,687	15,222,509
Cie Generale des Etablissements Michelin	116,425	13,080,283
CNP Assurances	109,174	2,022,298
Credit Agricole SA	714,697	8,627,729
Danone SA	375,440	24,882,699
Dassault Aviation SA	1,451	1,643,180
Dassault Systemes SE	81,805	6,606,417
Edenred	133,803	3,027,801
Eiffage SA	37,429	2,673,358
Electricite de France SA (b)	174,387	1,708,898
Engie SA	1,006,766	12,308,200
Essilor International SA	131,776	15,098,126
Eurazeo SA	25,160	1,553,958
Eutelsat Communications SA	111,036	2,182,654
Fonciere Des Regions REIT	21,142	1,740,537
Gecina SA REIT (b)	26,217	3,335,694

Groupe Eurotunnel SE	297,336	2,771,982
Hermes International	16,786	7,324,858
ICADE REIT	23,568	1,680,343
Iliad SA	16,809	3,480,469
Imerys SA	22,774	1,838,944
Ingenico Group SA	35,199	3,157,704
JCDecaux SA	47,260	1,509,528
Kering	48,189	11,729,072
Klepierre REIT	139,954	5,198,995
Lagardere SCA	75,062	1,887,822
Legrand SA	169,857	9,576,758
L’Oreal SA	160,212	29,795,871
LVMH Moet Hennessy Louis Vuitton SE	177,362	35,597,164
Natixis SA	598,565	3,266,353
Orange SA	1,268,871	19,175,622
Pernod Ricard SA	135,049	15,437,360
Peugeot SA*	308,998	5,879,254
Publicis Groupe SA	122,048	8,227,214
Remy Cointreau SA	14,222	1,263,351
Renault SA	122,254	10,841,781
Rexel SA	192,588	3,114,485
Safran SA	198,927	14,153,525
Sanofi	738,084	63,594,092
Schneider Electric SE	357,526	24,199,184
SCOR SE	103,787	3,748,264
SEB SA	14,359	1,891,604
SFR Group SA*	56,089	1,634,070
Societe BIC SA	18,292	2,262,446
Societe Generale SA	487,992	21,666,590
Sodexo SA	58,669	6,436,044
Suez	215,380	3,229,799
Thales SA	67,323	6,632,948
TOTAL SA (b)	1,447,317	72,141,223
Unibail-Rodamco SE REIT	63,185	14,415,147
Valeo SA	152,098	9,347,309
Veolia Environnement SA	304,561	4,984,975
Vinci SA	322,856	23,261,721
Vivendi SA	654,643	11,550,728
Wendel SA	17,966	1,988,017
Zodiac Aerospace	129,101	3,791,939

		768,739,302

Germany - 8.6%
adidas AG	119,758	20,096,477
Allianz SE	290,657	50,560,825
Axel Springer SE	27,463	1,436,096
BASF SE	584,163	54,398,025
Bayer AG	525,949	57,836,393
Bayerische Motoren Werke AG	210,582	18,822,162
Beiersdorf AG	64,110	5,849,113
Brenntag AG	98,279	5,634,803
Commerzbank AG	677,037	5,164,942
Continental AG	69,963	14,193,758
Covestro AG, 144A	45,077	3,393,919
Daimler AG	612,387	44,531,103
Deutsche Bank AG* (c)	877,234	17,285,765
Deutsche Boerse AG*	122,750	10,520,351
Deutsche Lufthansa AG	149,087	2,184,350
Deutsche Post AG	617,061	21,164,016
Deutsche Telekom AG	2,082,196	35,977,897
Deutsche Wohnen AG	225,556	7,748,089
E.ON SE	1,272,660	9,877,329
Evonik Industries AG	103,734	3,330,943
Fraport AG Frankfurt Airport Services Worldwide	26,455	1,656,643
Fresenius Medical Care AG & Co. KGaA	136,776	11,381,940
Fresenius SE & Co. KGaA	260,899	20,735,269
GEA Group AG	116,308	4,526,984
Hannover Rueck SE	38,351	4,331,059
HeidelbergCement AG	94,646	8,844,643
Henkel AG & Co. KGaA	66,093	7,124,429
HOCHTIEF AG	12,269	1,871,681
HUGO BOSS AG	42,536	2,928,172
Infineon Technologies AG	720,440	12,822,341
Innogy SE, 144A*	88,335	3,172,435
K+S AG (b)	121,733	2,846,236
LANXESS AG	58,210	3,952,900
Linde AG	118,129	19,191,129
MAN SE	22,415	2,300,795
Merck KGaA	82,200	8,982,583
METRO AG	113,376	3,515,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102,432	19,359,347
OSRAM Licht AG	56,596	3,363,635
ProSiebenSat.1 Media SE	148,191	5,942,994

RWE AG*	311,254	4,436,688
SAP SE	625,075	58,240,914
Siemens AG	486,549	63,297,297
Symrise AG	78,434	4,878,392
Telefonica Deutschland Holding AG	472,963	2,076,381
thyssenkrupp AG	233,963	5,848,269
TUI AG	317,359	4,481,382
United Internet AG	78,229	3,222,213
Volkswagen AG	20,645	3,123,225
Vonovia SE	296,382	10,327,041
Zalando SE, 144A*	55,040	2,201,180

		700,989,590

Hong Kong - 3.3%
AIA Group Ltd.	7,668,035	48,450,594
ASM Pacific Technology Ltd.	154,990	1,927,667
Bank of East Asia Ltd. (b)	773,564	3,198,728
BOC Hong Kong Holdings Ltd.	2,353,521	9,307,487
Cathay Pacific Airways Ltd.	750,677	1,102,387
Cheung Kong Infrastructure Holdings Ltd.	421,179	3,469,631
Cheung Kong Property Holdings Ltd.	1,711,891	11,643,567
CK Hutchison Holdings Ltd.	1,718,603	21,230,987
CLP Holdings Ltd.	1,044,413	10,621,856
First Pacific Co. Ltd.	1,361,228	999,498
Galaxy Entertainment Group Ltd.	1,494,394	7,161,171
Hang Lung Group Ltd.	563,009	2,338,951
Hang Lung Properties Ltd.	1,430,208	3,611,032
Hang Seng Bank Ltd.	486,391	9,974,809
Henderson Land Development Co. Ltd.	693,689	4,030,114
HK Electric Investments & HK Electric Investments Ltd., 144A (a)	1,685,845	1,472,392
HKT Trust & HKT Ltd. (a)	2,408,059	3,213,682
Hong Kong & China Gas Co. Ltd.	4,852,513	9,338,848
Hong Kong Exchanges & Clearing Ltd.	739,756	18,363,109
Hongkong Land Holdings Ltd.	748,200	5,110,206
Hysan Development Co. Ltd.	398,403	1,857,835
Jardine Matheson Holdings Ltd.	159,000	9,886,620
Jardine Strategic Holdings Ltd.	140,900	5,255,570
Kerry Properties Ltd.	412,912	1,265,932
Li & Fung Ltd.	3,746,771	1,669,972
Link REIT	1,419,346	9,790,926
Melco Crown Entertainment Ltd., ADR	121,017	1,981,048
MTR Corp. Ltd.	938,985	4,965,327
New World Development Co. Ltd.	3,584,549	4,691,419
NWS Holdings Ltd.	974,974	1,775,900
PCCW Ltd.	2,700,257	1,645,289
Power Assets Holdings Ltd.	882,120	7,914,524
Shangri-La Asia Ltd.	796,853	1,014,171
Sino Land Co. Ltd.	1,960,875	3,415,094
SJM Holdings Ltd.	1,259,615	1,033,602
Sun Hung Kai Properties Ltd.	921,242	13,469,318
Swire Pacific Ltd., Class A	345,640	3,553,063
Swire Properties Ltd.	744,193	2,238,455
Techtronic Industries Co. Ltd.	874,880	3,133,064
WH Group Ltd., 144A	5,124,738	4,007,157
Wharf Holdings Ltd.	868,048	6,882,525
Wheelock & Co. Ltd.	517,308	3,361,912
Yue Yuen Industrial Holdings Ltd.	472,091	1,757,517

		273,132,956

Ireland - 0.6%
AerCap Holdings NV*	98,252	4,450,816
Bank of Ireland*	17,495,917	4,151,882
CRH PLC	529,463	17,873,506
DCC PLC	56,457	4,809,248
James Hardie Industries PLC CDI	280,235	4,189,699
Kerry Group PLC, Class A	100,751	7,738,336
Paddy Power Betfair PLC	50,685	5,552,137
Ryanair Holdings PLC*	102,705	1,555,922

		50,321,546

Israel - 0.7%
Azrieli Group Ltd.	26,996	1,342,756
Bank Hapoalim BM	677,728	4,178,795
Bank Leumi Le-Israel BM*	920,193	4,033,584
Bezeq The Israeli Telecommunication Corp. Ltd.	1,318,736	2,354,239

Check Point Software Technologies Ltd.*	83,430	8,252,061
Elbit Systems Ltd.	14,953	1,767,994
Frutarom Industries Ltd.	24,432	1,386,337
Israel Chemicals Ltd.	324,720	1,382,357
Mizrahi Tefahot Bank Ltd.	88,529	1,478,320
Mobileye NV*	111,546	5,077,574
Nice Ltd.	38,125	2,648,122
Taro Pharmaceutical Industries Ltd.* (b)	9,134	1,095,258
Teva Pharmaceutical Industries Ltd., ADR	580,631	20,333,698

		55,331,095

Italy - 1.8%
Assicurazioni Generali SpA	744,078	10,657,501
Atlantia SpA	262,604	6,148,282
Enel SpA	4,849,598	20,817,827
Eni SpA	1,617,970	24,888,418
Ferrari NV	78,102	5,088,590
Intesa Sanpaolo SpA	8,069,612	18,807,694
Intesa Sanpaolo SpA-RSP (b)	593,304	1,319,948
Leonardo SpA*	257,397	3,536,744
Luxottica Group SpA	107,760	5,680,652
Mediobanca SpA	360,786	2,891,471
Poste Italiane SpA, 144A	332,281	2,133,233
Prysmian SpA	124,053	3,155,438
Saipem SpA*	3,857,922	1,761,942
Snam SpA	1,558,514	6,208,101
Telecom Italia SpA*	7,252,026	5,881,184
Telecom Italia SpA-RSP*	3,833,748	2,554,668
Terna Rete Elettrica Nazionale SpA	958,784	4,440,799
UniCredit SpA (b)	1,202,325	16,112,859
UnipolSai SpA	719,893	1,525,310

		143,610,661

Japan - 23.8%
ABC-Mart, Inc.	21,000	1,265,477
Acom Co. Ltd.*	253,800	1,061,783
Aeon Co. Ltd. (b)	415,900	6,200,832
AEON Financial Service Co. Ltd.	71,700	1,387,474
Aeon Mall Co. Ltd.	72,300	1,110,130
Air Water, Inc.	94,800	1,799,888
Aisin Seiki Co. Ltd.	121,800	6,049,615
Ajinomoto Co., Inc.	345,500	6,993,342
Alfresa Holdings Corp.	119,600	2,152,576
Alps Electric Co. Ltd.	119,800	3,566,968
Amada Holdings Co. Ltd.	216,400	2,446,286
ANA Holdings, Inc.	738,000	2,205,887
Aozora Bank Ltd.	752,000	2,818,034
Asahi Glass Co. Ltd.	642,000	5,245,948
Asahi Group Holdings Ltd.	246,100	8,694,387
Asahi Kasei Corp.	802,800	7,821,128
Asics Corp.	101,700	1,793,295
Astellas Pharma, Inc.	1,369,900	18,436,858
Bandai Namco Holdings, Inc.	127,100	3,659,874
Bank of Kyoto Ltd.	193,000	1,571,899
Benesse Holdings, Inc.	42,400	1,303,948
Bridgestone Corp.	413,700	16,500,865
Brother Industries Ltd.	150,000	2,826,561
Calbee, Inc.	51,100	1,732,974
Canon, Inc.	678,600	19,818,297
Casio Computer Co. Ltd. (b)	140,000	1,890,427
Central Japan Railway Co.	91,704	15,003,067
Chiba Bank Ltd.	445,000	3,109,395
Chubu Electric Power Co., Inc.	409,800	5,398,585
Chugai Pharmaceutical Co. Ltd.	142,400	4,746,878
Chugoku Bank Ltd.	108,300	1,727,479
Chugoku Electric Power Co., Inc.	177,000	1,950,474
Concordia Financial Group Ltd.	744,500	3,961,566
Credit Saison Co. Ltd.	94,400	1,790,613
CYBERDYNE, Inc.* (b)	69,900	1,095,055
Dai Nippon Printing Co. Ltd.	338,000	3,676,496
Daicel Corp.	178,100	2,160,757
Dai-ichi Life Holdings, Inc.	685,804	12,895,642
Daiichi Sankyo Co. Ltd.	383,300	8,735,944
Daikin Industries Ltd.	149,100	14,154,181
Daito Trust Construction Co. Ltd.	44,700	6,254,698
Daiwa House Industry Co. Ltd.	360,200	9,887,906
Daiwa House REIT Investment Corp. REIT (b)	870	2,261,249
Daiwa Securities Group, Inc.	1,057,064	6,702,093
DeNA Co. Ltd.	67,100	1,509,295
Denso Corp.	303,000	13,463,670
Dentsu, Inc.	137,600	7,618,247

Don Quijote Holdings Co. Ltd.	75,400	2,671,165
East Japan Railway Co.	210,500	19,027,349
Eisai Co. Ltd.	160,300	8,990,612
Electric Power Development Co. Ltd.	93,100	2,186,932
FamilyMart UNY Holdings Co. Ltd. (b)	52,400	3,199,644
FANUC Corp.	123,296	24,281,668
Fast Retailing Co. Ltd.	33,700	10,645,894
Fuji Electric Co. Ltd.	356,000	1,967,831
Fuji Heavy Industries Ltd.	391,320	14,653,818
FUJIFILM Holdings Corp.	278,200	10,752,098
Fujitsu Ltd.	1,184,600	6,882,268
Fukuoka Financial Group, Inc.	492,000	2,294,788
Hachijuni Bank Ltd.	260,100	1,643,785
Hakuhodo DY Holdings, Inc.	135,900	1,670,550
Hamamatsu Photonics KK	90,600	2,669,331
Hankyu Hanshin Holdings, Inc.	153,640	5,142,075
Hikari Tsushin, Inc.	13,700	1,341,404
Hino Motors Ltd.	164,400	1,909,671
Hirose Electric Co. Ltd.	20,320	2,727,541
Hiroshima Bank Ltd.	318,000	1,503,031
Hisamitsu Pharmaceutical Co., Inc. (b)	39,300	2,112,884
Hitachi Chemical Co. Ltd.	66,300	1,867,813
Hitachi Construction Machinery Co. Ltd.	68,400	1,591,505
Hitachi High-Technologies Corp.	43,800	1,824,594
Hitachi Ltd.	3,074,000	16,931,694
Hitachi Metals Ltd.	136,400	1,942,588
Hokuriku Electric Power Co.	107,000	1,057,190
Honda Motor Co. Ltd.	1,036,900	32,202,093
Hoshizaki Corp.	32,200	2,550,892
Hoya Corp.	247,900	11,218,333
Hulic Co. Ltd.	189,700	1,805,059
Idemitsu Kosan Co. Ltd.	56,000	1,804,442
IHI Corp.*	935,000	2,912,902
Iida Group Holdings Co. Ltd.	93,600	1,582,981
Inpex Corp.	604,504	6,004,953
Isetan Mitsukoshi Holdings Ltd.	213,600	2,735,951
Isuzu Motors Ltd.	377,700	5,054,715
ITOCHU Corp.	951,900	13,781,346
J. Front Retailing Co. Ltd.	153,500	2,358,280
Japan Airlines Co. Ltd.	76,100	2,485,299
Japan Airport Terminal Co. Ltd. (b)	29,600	1,034,136
Japan Exchange Group, Inc.	331,800	4,586,634
Japan Post Bank Co. Ltd.	257,558	3,227,929
Japan Post Holdings Co. Ltd.	286,198	3,670,936
Japan Prime Realty Investment Corp. REIT	527	2,092,145
Japan Real Estate Investment Corp. REIT	833	4,589,675
Japan Retail Fund Investment Corp. REIT	1,623	3,264,925
Japan Tobacco, Inc.	699,600	23,395,765
JFE Holdings, Inc.	332,200	6,283,546
JGC Corp.	131,800	2,366,288
JSR Corp.	122,200	2,087,336
JTEKT Corp.	141,900	2,409,944
JX Holdings, Inc.	1,349,100	6,425,772
Kajima Corp.	572,000	3,726,948
Kakaku.com, Inc.	90,200	1,302,278
Kamigumi Co. Ltd.	148,000	1,387,191
Kaneka Corp.	178,000	1,389,523
Kansai Electric Power Co., Inc.*	447,800	4,964,484
Kansai Paint Co. Ltd.	138,700	2,693,875
Kao Corp.	320,600	16,554,369
Kawasaki Heavy Industries Ltd.	903,000	2,837,323
KDDI Corp.	1,166,630	30,519,610
Keihan Holdings Co. Ltd.	324,000	2,047,621
Keikyu Corp.	298,500	3,284,045
Keio Corp.	367,800	2,890,804
Keisei Electric Railway Co. Ltd.	87,700	2,078,821
Keyence Corp.	61,920	23,953,386
Kikkoman Corp.	94,000	2,832,258
Kintetsu Group Holdings Co. Ltd.	1,152,400	4,277,456
Kirin Holdings Co. Ltd.	523,200	9,006,799
Kobe Steel Ltd.*	197,000	1,913,098
Koito Manufacturing Co. Ltd.	71,600	3,690,097
Komatsu Ltd.	587,300	14,169,537
Konami Holdings Corp.	59,300	2,501,954
Konica Minolta, Inc.	287,700	2,773,413
Kose Corp.	19,300	1,652,641
Kubota Corp.	673,000	10,707,975
Kuraray Co. Ltd.	225,700	3,425,328

Kurita Water Industries Ltd.	64,400	1,536,268
Kyocera Corp.	204,100	11,223,729
Kyowa Hakko Kirin Co. Ltd.	165,000	2,468,868
Kyushu Electric Power Co., Inc.*	271,400	3,019,716
Kyushu Financial Group, Inc.	221,000	1,512,742
Lawson, Inc. (b)	31,900	2,200,587
LINE Corp.* (b)	27,600	950,750
Lion Corp.	151,800	2,621,318
LIXIL Group Corp.	169,200	4,146,225
M3, Inc.	123,510	3,133,237
Mabuchi Motor Co. Ltd.	31,100	1,680,333
Makita Corp.	71,200	4,930,669
Marubeni Corp.	1,050,100	6,793,473
Marui Group Co. Ltd.	132,900	1,835,959
Maruichi Steel Tube Ltd.	35,900	1,136,005
Mazda Motor Corp.	362,500	5,085,229
McDonald’s Holdings Co. Japan Ltd.	42,300	1,204,860
Mebuki Financial Group, Inc.	599,950	2,643,422
Medipal Holdings Corp.	108,900	1,796,179
MEIJI Holdings Co. Ltd.	72,800	5,819,075
MINEBEA MITSUMI, Inc.	242,100	2,982,477
Miraca Holdings, Inc.	36,400	1,743,131
MISUMI Group, Inc.	174,800	3,054,274
Mitsubishi Chemical Holdings Corp.	862,200	6,620,855
Mitsubishi Corp.	960,700	21,673,365
Mitsubishi Electric Corp.	1,229,100	18,024,320
Mitsubishi Estate Co. Ltd.	796,000	15,552,272
Mitsubishi Gas Chemical Co., Inc.	115,300	2,428,233
Mitsubishi Heavy Industries Ltd.	2,038,200	8,055,194
Mitsubishi Logistics Corp.	73,000	1,048,752
Mitsubishi Materials Corp.	71,100	2,360,612
Mitsubishi Motors Corp.	426,500	2,759,940
Mitsubishi Tanabe Pharma Corp.	142,800	2,936,205
Mitsubishi UFJ Financial Group, Inc.	8,110,400	53,306,505
Mitsubishi UFJ Lease & Finance Co. Ltd.	284,900	1,574,818
Mitsui & Co. Ltd.	1,085,500	16,609,324
Mitsui Chemicals, Inc.	585,000	2,973,297
Mitsui Fudosan Co. Ltd.	568,000	12,857,039
Mitsui OSK Lines Ltd.	729,000	2,407,397
Mixi, Inc.	28,600	1,239,770
Mizuho Financial Group, Inc.	15,338,700	28,630,784
MS&AD Insurance Group Holdings, Inc.	322,200	10,895,347
Murata Manufacturing Co. Ltd.	121,800	17,509,190
Nabtesco Corp.	71,600	1,991,633
Nagoya Railroad Co. Ltd.	584,700	2,680,320
NEC Corp.	1,657,000	4,129,779
Nexon Co. Ltd.	110,400	1,835,660
NGK Insulators Ltd.	166,700	3,589,366
NGK Spark Plug Co. Ltd.	113,700	2,573,671
NH Foods Ltd.	110,000	2,931,506
Nidec Corp.	151,700	14,164,698
Nikon Corp.	216,700	3,311,887
Nintendo Co. Ltd.	72,100	15,081,668
Nippon Building Fund, Inc. REIT	898	5,019,752
Nippon Electric Glass Co. Ltd.	269,000	1,671,298
Nippon Express Co. Ltd.	528,000	2,725,889
Nippon Paint Holdings Co. Ltd.	103,500	3,339,601
Nippon Prologis REIT, Inc. REIT	996	2,141,030
Nippon Steel & Sumitomo Metal Corp.	513,800	12,638,625
Nippon Telegraph & Telephone Corp.	440,000	18,607,326
Nippon Yusen KK	1,027,000	2,267,088
Nissan Chemical Industries Ltd.	78,400	2,526,218
Nissan Motor Co. Ltd.	1,498,100	14,748,307
Nisshin Seifun Group, Inc.	125,800	1,891,283
Nissin Foods Holdings Co. Ltd.	37,400	2,093,961
Nitori Holdings Co. Ltd.	51,000	5,937,781
Nitto Denko Corp.	105,000	8,841,515
NOK Corp.	60,600	1,383,047
Nomura Holdings, Inc.	2,309,600	14,993,024
Nomura Real Estate Holdings, Inc.	79,300	1,345,372
Nomura Real Estate Master Fund, Inc. REIT	2,527	3,785,608
Nomura Research Institute Ltd.	83,981	2,900,407
NSK Ltd.	280,500	3,999,831
NTT Data Corp.	80,300	3,788,242

NTT DOCOMO, Inc.	881,192	20,918,947
Obayashi Corp.	413,000	3,837,928
Obic Co. Ltd.	41,200	1,917,985
Odakyu Electric Railway Co. Ltd.	187,450	3,704,117
Oji Holdings Corp.	516,600	2,473,904
Olympus Corp.	185,300	6,556,300
Omron Corp.	122,500	5,266,590
Ono Pharmaceutical Co. Ltd.	262,300	5,807,746
Oracle Corp. Japan	24,300	1,414,589
Oriental Land Co. Ltd.	138,800	7,798,350
ORIX Corp.	842,100	13,098,667
Osaka Gas Co. Ltd.	1,193,000	4,600,183
Otsuka Corp.	33,200	1,687,409
Otsuka Holdings Co. Ltd.	248,400	11,300,658
Panasonic Corp.	1,404,200	15,411,265
Park24 Co. Ltd.	65,200	1,831,021
Pola Orbis Holdings, Inc.	14,600	1,394,437
Rakuten, Inc.	592,100	5,865,925
Recruit Holdings Co. Ltd.	233,700	11,461,899
Resona Holdings, Inc.	1,404,400	7,837,988
Ricoh Co. Ltd.	426,400	3,715,747
Rinnai Corp.	21,600	1,741,920
Rohm Co. Ltd.	56,600	3,657,626
Ryohin Keikaku Co. Ltd.	15,200	3,213,316
Sankyo Co. Ltd.	28,500	1,008,389
Santen Pharmaceutical Co. Ltd.	237,100	3,397,846
SBI Holdings, Inc.	135,700	1,898,797
Secom Co. Ltd.	133,500	9,726,267
Sega Sammy Holdings, Inc.	118,500	1,743,562
Seibu Holdings, Inc.	108,800	1,862,321
Seiko Epson Corp.	177,900	3,979,373
Sekisui Chemical Co. Ltd.	259,800	4,289,724
Sekisui House Ltd.	383,700	6,132,301
Seven & i Holdings Co. Ltd.	479,200	18,767,902
Seven Bank Ltd. (b)	378,900	1,177,054
Sharp Corp.* (b)	951,200	2,819,437
Shimadzu Corp.	150,600	2,454,480
Shimamura Co. Ltd.	14,100	1,824,861
Shimano, Inc.	47,200	6,974,231
Shimizu Corp.	351,000	3,221,158
Shin-Etsu Chemical Co. Ltd.	247,300	20,918,527
Shinsei Bank Ltd.	1,137,000	2,074,725
Shionogi & Co. Ltd.	189,800	9,288,534
Shiseido Co. Ltd.	241,700	6,357,412
Shizuoka Bank Ltd.	338,000	2,966,469
Showa Shell Sekiyu KK	119,800	1,207,117
SMC Corp.	36,400	10,319,462
SoftBank Group Corp.	525,000	39,076,505
Sohgo Security Services Co. Ltd.	45,400	1,717,477
Sompo Holdings, Inc.	224,500	8,388,900
Sony Corp.	803,400	24,871,825
Sony Financial Holdings, Inc.	110,700	1,945,096
Stanley Electric Co. Ltd.	95,500	2,690,440
Start Today Co. Ltd.	112,800	2,357,509
Sumitomo Chemical Co. Ltd.	1,000,000	5,572,122
Sumitomo Corp.	755,600	10,152,461
Sumitomo Dainippon Pharma Co. Ltd.	101,200	1,786,280
Sumitomo Electric Industries Ltd.	479,700	7,811,751
Sumitomo Heavy Industries Ltd.	352,000	2,490,899
Sumitomo Metal Mining Co. Ltd.	314,000	4,362,936
Sumitomo Mitsui Financial Group, Inc.	854,400	33,287,719
Sumitomo Mitsui Trust Holdings, Inc.	211,000	7,567,039
Sumitomo Realty & Development Co. Ltd.	227,100	6,268,522
Sumitomo Rubber Industries Ltd.	108,700	1,793,848
Sundrug Co. Ltd.	23,500	1,545,819
Suntory Beverage & Food Ltd.	88,400	3,706,120
Suruga Bank Ltd.	110,700	2,453,540
Suzuken Co. Ltd.	49,310	1,667,880
Suzuki Motor Corp.	218,600	8,549,810
Sysmex Corp.	99,500	5,747,964
T&D Holdings, Inc.	368,400	5,651,675
Taiheiyo Cement Corp.	768,000	2,700,254
Taisei Corp.	656,000	4,601,255
Taisho Pharmaceutical Holdings Co. Ltd.	22,934	1,867,872
Taiyo Nippon Sanso Corp.	82,600	1,026,388
Takashimaya Co. Ltd. (b)	192,000	1,727,821

Takeda Pharmaceutical Co. Ltd.	452,400	21,028,375
TDK Corp.	78,300	5,324,776
Teijin Ltd.	119,000	2,276,301
Terumo Corp.	217,400	7,537,256
THK Co. Ltd.	76,600	1,991,620
Tobu Railway Co. Ltd.	616,000	3,152,788
Toho Co. Ltd.	72,100	2,040,838
Toho Gas Co. Ltd.	241,300	1,735,461
Tohoku Electric Power Co., Inc.	287,900	3,695,330
Tokio Marine Holdings, Inc.	433,600	18,985,076
Tokyo Electric Power Co. Holdings, Inc.*	919,900	3,537,290
Tokyo Electron Ltd.	99,800	9,958,236
Tokyo Gas Co. Ltd.	1,245,400	5,651,386
Tokyo Tatemono Co. Ltd.	131,100	1,849,602
Tokyu Corp.	675,600	5,003,331
Tokyu Fudosan Holdings Corp.	326,100	1,857,706
TonenGeneral Sekiyu KK	186,000	2,226,801
Toppan Printing Co. Ltd.	334,000	3,365,419
Toray Industries, Inc.	934,200	8,357,034
Toshiba Corp.*	2,560,000	4,744,243
TOTO Ltd.	90,000	3,464,774
Toyo Seikan Group Holdings Ltd.	103,900	1,882,029
Toyo Suisan Kaisha Ltd.	56,400	2,068,343
Toyoda Gosei Co. Ltd.	41,300	1,052,857
Toyota Industries Corp.	103,600	5,053,434
Toyota Motor Corp.	1,660,200	94,060,020
Toyota Tsusho Corp.	135,100	4,028,528
Trend Micro, Inc.	71,400	3,126,868
Tsuruha Holdings, Inc.	23,300	2,156,927
Unicharm Corp.	256,700	5,769,438
United Urban Investment Corp. REIT	1,878	2,918,677
USS Co. Ltd.	139,500	2,389,052
West Japan Railway Co.	104,700	6,930,917
Yahoo Japan Corp.	905,600	4,199,720
Yakult Honsha Co. Ltd. (b)	55,900	3,050,131
Yamada Denki Co. Ltd. (b)	399,600	2,038,104
Yamaguchi Financial Group, Inc.	126,400	1,458,137
Yamaha Corp.	106,600	2,777,322
Yamaha Motor Co. Ltd.	178,000	4,117,869
Yamato Holdings Co. Ltd.	222,400	4,858,968
Yamazaki Baking Co. Ltd.	84,100	1,686,566
Yaskawa Electric Corp.	161,100	3,019,953
Yokogawa Electric Corp.	145,200	2,260,490
Yokohama Rubber Co. Ltd.	70,100	1,393,951

		1,946,772,152

Jersey Island - 0.1%
Randgold Resources Ltd.	59,654	5,559,022

Jordan - 0.0%
Hikma Pharmaceuticals PLC	91,566	2,442,820

Luxembourg - 0.3%
ArcelorMittal*	1,169,897	10,299,327
Eurofins Scientific SE	6,971	2,978,403
Millicom International Cellular SA SDR	42,044	2,293,961
RTL Group SA*	24,612	1,893,492
SES SA FDR	231,689	4,728,623
Tenaris SA	300,390	4,942,164

		27,135,970

Macau - 0.1%
MGM China Holdings Ltd.	604,320	1,100,759
Sands China Ltd.	1,539,895	6,427,057
Wynn Macau Ltd.	991,365	1,767,444

		9,295,260

Mexico - 0.0%
Fresnillo PLC	140,602	2,592,562

Netherlands - 4.2%
ABN AMRO Group NV, 144A	179,355	4,104,190
Aegon NV	1,121,522	5,962,092
Akzo Nobel NV	160,387	10,757,261
Altice NV, Class A* (b)	235,035	4,956,270
Altice NV, Class B*	69,506	1,466,435
ASML Holding NV	237,436	28,788,735
Boskalis Westminster	57,916	2,110,655
EXOR NV	68,976	3,268,565
Gemalto NV	51,456	3,096,856
Heineken Holding NV	64,117	4,869,585
Heineken NV	146,538	12,093,386
ING Groep NV	2,466,638	34,010,248
Koninklijke Ahold Delhaize NV	814,918	17,318,292
Koninklijke DSM NV	115,388	7,579,011

Koninklijke KPN NV	2,172,747	6,134,322
Koninklijke Philips NV	603,241	18,235,973
Koninklijke Vopak NV	44,718	1,890,944
NN Group NV	202,321	6,285,491
NXP Semiconductors NV*	187,053	19,230,919
QIAGEN NV*	139,469	3,974,570
Randstad Holding NV	75,663	4,401,444
Royal Dutch Shell PLC, Class A	2,779,343	71,716,637
Royal Dutch Shell PLC, Class B	2,382,175	64,246,896
Wolters Kluwer NV	192,010	7,865,061

		344,363,838

New Zealand - 0.2%
Auckland International Airport Ltd.	605,937	3,203,591
Contact Energy Ltd.	455,083	1,602,924
Fletcher Building Ltd.	441,383	3,071,187
Mercury NZ Ltd.	445,212	1,010,162
Meridian Energy Ltd.	815,049	1,585,116
Ryman Healthcare Ltd.	238,505	1,523,823
Spark New Zealand Ltd.	1,165,237	3,013,161

		15,009,964

Norway - 0.7%
DNB ASA	621,561	10,194,386
Gjensidige Forsikring ASA	127,202	1,989,167
Marine Harvest ASA*	243,321	4,254,889
Norsk Hydro ASA	855,340	4,843,203
Orkla ASA	518,442	4,560,756
Schibsted ASA, Class A	48,110	1,269,390
Schibsted ASA, Class B	56,671	1,375,624
Statoil ASA (b)	718,325	12,715,385
Telenor ASA	477,473	7,785,598
Yara International ASA	112,950	4,288,422

		53,276,820

Portugal - 0.2%
EDP - Energias de Portugal SA	1,511,641	4,674,584
Galp Energia SGPS SA	318,808	4,691,283
Jeronimo Martins SGPS SA	160,095	2,574,600

		11,940,467

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	1,535,500	2,739,225
CapitaLand Commercial Trust REIT	1,319,400	1,468,720
CapitaLand Ltd.	1,631,100	4,236,623
CapitaLand Mall Trust REIT	1,577,400	2,217,410
City Developments Ltd.	260,200	1,758,309
ComfortDelGro Corp. Ltd.	1,371,500	2,417,301
DBS Group Holdings Ltd.	1,134,800	15,166,836
Genting Singapore PLC	3,846,000	2,716,954
Global Logistic Properties Ltd.	1,694,600	3,216,524
Golden Agri-Resources Ltd.	4,494,200	1,218,636
Hutchison Port Holdings Trust, Class U	3,324,209	1,263,199
Jardine Cycle & Carriage Ltd.	62,800	1,913,935
Keppel Corp. Ltd.	925,000	4,494,969
Oversea-Chinese Banking Corp. Ltd.	2,000,400	13,503,485
SATS Ltd.	428,900	1,530,255
Sembcorp Industries Ltd.	625,300	1,427,829
Singapore Airlines Ltd.	343,400	2,438,155
Singapore Exchange Ltd.	511,200	2,735,836
Singapore Press Holdings Ltd. (b)	1,018,000	2,542,458
Singapore Technologies Engineering Ltd.	992,900	2,607,301
Singapore Telecommunications Ltd.	5,192,800	14,599,423
StarHub Ltd.	385,500	792,236
Suntec Real Estate Investment Trust REIT	1,532,700	1,892,087
United Overseas Bank Ltd.	838,000	12,856,429
UOL Group Ltd.	307,000	1,443,649
Wilmar International Ltd.	1,221,800	3,173,507

		106,371,291

South Africa - 0.1%
Investec PLC	417,494	2,996,901
Mediclinic International PLC (b)	234,448	2,157,131
Mondi PLC	233,570	5,445,813

		10,599,845

Spain - 3.0%
Abertis Infraestructuras SA	409,562	6,005,041
ACS Actividades de Construccion y Servicios SA	121,844	3,824,043
Aena SA, 144A	42,931	6,139,952

Amadeus IT Group SA	279,096	12,981,588
Banco Bilbao Vizcaya Argentaria SA	4,176,446	27,334,742
Banco de Sabadell SA	3,393,343	4,989,735
Banco Popular Espanol SA*(b)	2,136,387	1,894,373
Banco Santander SA	9,274,544	50,640,407
Bankia SA	2,930,064	2,896,136
Bankinter SA	428,858	3,307,086
CaixaBank SA	2,282,560	7,975,044
Distribuidora Internacional de Alimentacion SA	395,890	2,198,107
Enagas SA	144,246	3,544,528
Endesa SA	202,012	4,300,564
Ferrovial SA	309,583	5,872,346
Gas Natural SDG SA	222,758	4,336,315
Grifols SA	189,717	4,149,362
Iberdrola SA	3,515,836	23,368,634
Industria de Diseno Textil SA	693,779	22,284,893
Mapfre SA	685,521	2,121,351
Red Electrica Corp. SA	275,307	4,971,352
Repsol SA	717,523	10,642,020
Telefonica SA	2,883,694	29,477,571
Zardoya Otis SA	119,688	956,053

		246,211,243

Sweden - 2.8%
Alfa Laval AB	186,745	3,380,468
Assa Abloy AB, Class B	637,473	12,401,154
Atlas Copco AB, Class A	427,092	13,986,262
Atlas Copco AB, Class B	248,184	7,341,095
Boliden AB	173,956	5,311,222
Electrolux AB, Series B	153,013	4,058,152
Getinge AB, Class B	127,294	2,160,441
Hennes & Mauritz AB, Class B	603,853	15,961,639
Hexagon AB, Class B	164,422	6,641,289
Husqvarna AB, Class B	264,826	2,269,325
ICA Gruppen AB (b)	51,173	1,662,190
Industrivarden AB, Class C	104,405	2,066,910
Investor AB, Class B	289,693	11,489,386
Kinnevik AB, Class B	149,024	4,029,951
L E Lundbergforetagen AB, Class B	24,168	1,567,630
Lundin Petroleum AB*	119,069	2,440,317
Nordea Bank AB	1,931,864	22,643,211
Sandvik AB (b)	678,134	9,225,495
Securitas AB, Class B	199,151	3,040,238
Skandinaviska Enskilda Banken AB, Class A	966,111	11,056,130
Skanska AB, Class B	216,280	5,156,256
SKF AB, Class B	253,196	4,821,793
Svenska Cellulosa AB SCA, Class B	387,001	11,893,080
Svenska Handelsbanken AB, Class A	971,243	13,514,293
Swedbank AB, Class A	575,975	14,222,944
Swedish Match AB	120,047	3,739,749
Tele2 AB, Class B	229,729	2,055,106
Telefonaktiebolaget LM Ericsson, Class B	1,952,173	12,705,799
Telia Co. AB	1,652,392	6,641,347
Volvo AB, Class B	985,731	12,875,023

		230,357,895

Switzerland - 9.3%
ABB Ltd.*	1,197,313	27,085,131
Actelion Ltd.*	61,684	16,600,971
Adecco Group AG	103,415	7,434,224
Aryzta AG*	55,473	1,793,959
Baloise Holding AG	31,801	4,138,389
Barry Callebaut AG*	1,396	1,805,550
Chocoladefabriken Lindt & Spruengli AG	65	4,212,849
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	643	3,646,025
Cie Financiere Richemont SA	331,998	24,461,445
Coca-Cola HBC AG CDI*	115,460	2,786,570
Credit Suisse Group AG*	1,262,740	19,047,654
Dufry AG*	29,124	4,201,790
EMS-Chemie Holding AG	5,206	2,962,343
Galenica AG	2,480	2,908,787
Geberit AG	23,559	10,194,396
Givaudan SA	5,873	10,665,955
Glencore PLC*	7,781,944	31,097,842
Julius Baer Group Ltd.*	142,345	6,965,955
Kuehne + Nagel International AG	34,345	4,890,063
LafargeHolcim Ltd.*	289,501	16,473,323
Lonza Group AG*	36,838	6,785,513

Nestle SA	1,979,371	146,331,754
Novartis AG*	1,420,245	110,864,945
Pargesa Holding SA	22,099	1,457,718
Partners Group Holding AG	11,038	5,775,346
Roche Holding AG	446,838	108,867,684
Schindler Holding AG	12,799	2,448,039
Schindler Holding AG Participation Certificates	25,896	5,007,222
SGS SA	3,482	7,401,872
Sika AG	1,368	7,702,534
Sonova Holding AG	33,288	4,371,670
STMicroelectronics NV	405,389	6,184,358
Swatch Group AG - Bearer	19,615	6,521,082
Swatch Group AG - Registered	31,558	2,047,099
Swiss Life Holding AG*	20,404	6,419,738
Swiss Prime Site AG*	45,461	3,947,030
Swiss Re AG	206,109	18,428,424
Swisscom AG	16,473	7,252,811
Syngenta AG	58,881	25,355,735
UBS Group AG	2,326,472	35,834,641
Wolseley PLC	160,833	9,808,837
Zurich Insurance Group AG*	95,740	26,433,715

		758,620,988

United Kingdom - 15.6%
3i Group PLC	618,690	5,285,619
Aberdeen Asset Management PLC	586,747	2,013,098
Admiral Group PLC	135,639	3,076,661
Anglo American PLC*	891,841	14,059,858
Ashtead Group PLC	317,514	6,524,422
Associated British Foods PLC	226,581	7,363,390
AstraZeneca PLC	804,581	46,363,993
Auto Trader Group PLC, 144A	626,756	3,073,508
Aviva PLC	2,581,241	15,950,590
Babcock International Group PLC	160,783	1,891,330
BAE Systems PLC	2,019,802	15,789,493
Barclays PLC	10,777,281	30,289,790
Barratt Developments PLC	640,219	4,063,432
Berkeley Group Holdings PLC	84,149	3,074,012
BP PLC	12,034,736	67,729,923
British American Tobacco PLC	1,185,761	74,744,582
British Land Co. PLC REIT	622,134	4,766,941
BT Group PLC	5,383,296	21,849,809
Bunzl PLC	213,432	5,972,070
Burberry Group PLC	280,354	6,004,355
Capita PLC	424,290	2,966,713
Centrica PLC	3,490,068	9,826,237
CNH Industrial NV	649,506	6,027,642
Cobham PLC	1,086,222	1,614,709
Coca-Cola European Partners PLC	138,106	4,809,196
Compass Group PLC	1,044,706	19,418,905
Croda International PLC	83,475	3,633,581
Diageo PLC	1,600,313	45,036,728
Direct Line Insurance Group PLC	874,517	3,727,467
Dixons Carphone PLC	622,933	2,342,086
easyJet PLC	101,087	1,192,874
Experian PLC	604,143	11,971,912
Fiat Chrysler Automobiles NV*	573,871	6,280,219
G4S PLC	986,833	3,209,442
GKN PLC	1,090,410	4,869,569
GlaxoSmithKline PLC	3,101,289	63,418,839
Hammerson PLC REIT	504,477	3,683,890
Hargreaves Lansdown PLC	165,920	2,748,520
HSBC Holdings PLC	12,591,177	101,007,519
IMI PLC	172,978	2,663,677
Imperial Brands PLC	609,752	28,698,217
Inmarsat PLC	287,517	2,538,384
InterContinental Hotels Group PLC	119,357	5,622,027
International Consolidated Airlines Group SA	539,457	3,590,170
Intertek Group PLC	102,644	4,492,187
Intu Properties PLC REIT	603,556	2,148,656
ITV PLC	2,304,188	5,789,776
J Sainsbury PLC	1,043,126	3,463,712
Johnson Matthey PLC	123,090	4,679,833
Kingfisher PLC	1,424,023	5,816,955
Land Securities Group PLC REIT	502,912	6,652,242
Legal & General Group PLC	3,787,128	11,668,245
Lloyds Banking Group PLC	40,855,097	34,812,254
London Stock Exchange Group PLC	200,519	7,658,487
Marks & Spencer Group PLC	1,033,338	4,292,860

Meggitt PLC	493,226	2,879,549
Merlin Entertainments PLC, 144A	452,247	2,760,957
National Grid PLC	2,393,705	29,033,958
Next PLC	88,853	4,219,387
Old Mutual PLC	3,135,450	8,485,440
Pearson PLC	522,966	4,373,732
Persimmon PLC	196,139	5,016,038
Petrofac Ltd.	165,003	1,825,291
Provident Financial PLC	93,909	3,402,584
Prudential PLC	1,640,360	32,719,676
Reckitt Benckiser Group PLC	400,888	36,367,939
RELX NV	632,496	11,210,215
RELX PLC	690,102	12,887,499
Rio Tinto Ltd.	269,791	12,822,566
Rio Tinto PLC	786,951	32,194,782
Rolls-Royce Holdings PLC*	1,169,491	11,420,641
Royal Bank of Scotland Group PLC*	2,255,901	6,656,574
Royal Mail PLC	572,411	2,944,802
RSA Insurance Group PLC	648,305	4,818,646
Sage Group PLC	686,851	5,505,717
Schroders PLC	86,252	3,288,899
Segro PLC REIT	527,994	3,235,183
Severn Trent PLC	149,905	4,348,900
Sky PLC	655,989	8,119,482
Smith & Nephew PLC	559,634	8,409,440
Smiths Group PLC	251,485	4,665,220
SSE PLC	645,169	12,336,586
St James’s Place PLC	335,464	4,391,544
Standard Chartered PLC*	2,088,565	18,721,670
Standard Life PLC	1,256,610	5,749,002
Tate & Lyle PLC	296,810	2,740,125
Taylor Wimpey PLC	2,076,557	4,638,048
Tesco PLC*	5,199,021	12,154,058
Travis Perkins PLC	159,016	3,003,131
Unilever NV	1,036,058	48,969,444
Unilever PLC	816,296	38,682,646
United Utilities Group PLC	433,689	5,265,724
Vodafone Group PLC	16,927,679	42,408,467
Weir Group PLC	138,484	3,235,704
Whitbread PLC	116,528	5,530,706
William Hill PLC	549,955	1,800,883
Wm Morrison Supermarkets PLC	1,411,062	4,247,719
Worldpay Group PLC, 144A	1,144,822	3,855,375
WPP PLC	813,577	19,150,708

		1,272,755,263

United States - 0.5%
Carnival PLC	120,981	6,603,740
Shire PLC	574,639	34,610,966

		41,214,706

TOTAL COMMON STOCKS
(Cost $8,591,912,411)		8,020,770,667

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	34,859	2,599,478
FUCHS PETROLUB SE	44,203	2,046,882
Henkel AG & Co. KGaA	113,314	14,153,296
Porsche Automobil Holding SE	97,389	5,380,522
Schaeffler AG	105,578	1,664,319
Volkswagen AG	118,034	17,468,827

		43,313,324

TOTAL PREFERRED STOCKS
(Cost $57,318,795)		43,313,324

SECURITIES LENDING COLLATERAL - 1.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (d)(e)
(Cost $140,490,447)	140,490,447	140,490,447

TOTAL INVESTMENTS - 100.2%
(Cost $8,789,721,653)†		$8,204,574,438
Other assets and liabilities, net - (0.2%)		(17,080,151)

NET ASSETS - 100.0%		$8,187,494,287

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $8,881,068,276. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $676,493,838. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $368,983,083 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,045,476,921.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $131,392,285, which is 1.6% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
FDR:	Fiduciary Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 28, 2017 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/28/17
Deutsche Bank AG	24,253,079	1,912,657	(8,417,304)	(9,270,959)	—	17,285,765

At February 28, 2017 the Deutsche X-trackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	1,703,261,231	21.1%
Industrials	1,152,745,023	14.3
Consumer Discretionary	985,796,288	12.2
Consumer Staples	913,866,230	11.4
Health Care	874,172,235	10.9
Materials	649,384,050	8.0
Information Technology	454,006,792	5.6
Energy	404,305,560	5.0
Telecommunication Services	354,581,332	4.4
Real Estate	304,748,051	3.8
Utilities	267,217,199	3.3

Total	8,064,083,991	100.0%

At February 28, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
MINI MSCI EAFE	USD	325	$28,364,375	3/17/2017	$161,390
DAX Index Futures	EUR	25	7,844,199	3/17/2017	2,993
IBEX 35 Index Futures	EUR	26	2,634,045	3/17/2017	2,875
FTSE 100 Index Futures	GBP	152	13,703,387	3/17/2017	2,608
MSCI SING IX ETS	SGD	45	1,105,734	3/30/2017	765
FTSE/MIB Index Futures	EUR	15	1,503,448	3/17/2017	740
AMSTERDAM Index Futures	EUR	36	3,777,992	3/17/2017	(3,753)
HANG SENG Index Futures	HKD	18	2,752,554	3/30/2017	(4,496)
OMXS30 Index Futures	SEK	141	2,436,407	3/17/2017	(4,570)
SPI 200 Futures	AUD	60	6,536,890	3/16/2017	(5,831)
CAC40 10 EURO Futures	EUR	158	8,131,578	3/17/2017	(9,157)
SWISS MKT IX Futures	CHF	94	7,902,046	3/17/2017	(14,264)
TOPIX Index Futures	JPY	152	20,754,640	3/09/2017	(14,315)

			$107,447,295		$114,985

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

						Unrealized
	Settlement	Currency		Currency		Appreciation
Counterparty	Date	To Deliver		To Receive		(Depreciation)(g)
Goldman Sachs & Co.	3/3/2017	AUD	65,578,142	USD	49,744,300	$(530,846)
JP Morgan & Chase Co.	3/3/2017	AUD	255,431,458	USD	193,753,956	(2,071,256)
JP Morgan & Chase Co.	3/3/2017	AUD	3,401,600	USD	2,611,140	3,320
RBC Capital Markets	3/3/2017	AUD	81,612,800	USD	61,912,694	(655,339)
The Bank of Nova Scotia	3/3/2017	AUD	419,997,000	USD	318,609,724	(3,378,814)
Goldman Sachs & Co.	3/3/2017	CHF	52,106,304	USD	52,882,621	992,061
JP Morgan & Chase Co.	3/3/2017	CHF	2,967,100	USD	2,940,835	(13,979)
JP Morgan & Chase Co.	3/3/2017	CHF	111,424,414	USD	113,086,789	2,123,724
RBC Capital Markets	3/3/2017	CHF	134,585,800	USD	136,599,689	2,571,136
The Bank of New York Mellon	3/3/2017	CHF	148,450,482	USD	150,672,907	2,837,078
The Bank of Nova Scotia	3/3/2017	CHF	261,214,800	USD	265,114,636	4,981,384
Goldman Sachs & Co.	3/3/2017	DKK	78,723,008	USD	11,451,619	230,679
JP Morgan & Chase Co.	3/3/2017	DKK	3,929,000	USD	559,775	(253)
JP Morgan & Chase Co.	3/3/2017	DKK	252,036,096	USD	36,663,529	739,066
RBC Capital Markets	3/3/2017	DKK	152,684,900	USD	22,209,359	446,115
The Bank of New York Mellon	3/3/2017	DKK	139,924,696	USD	20,353,571	409,128
The Bank of Nova Scotia	3/3/2017	DKK	306,813,100	USD	44,629,307	897,096
Goldman Sachs & Co.	3/3/2017	EUR	244,438,533	USD	264,422,605	5,425,539
JP Morgan & Chase Co.	3/3/2017	EUR	326,937,685	USD	353,673,014	7,263,223
JP Morgan & Chase Co.	3/3/2017	EUR	9,638,200	USD	10,206,883	(5,360)
RBC Capital Markets	3/3/2017	EUR	928,121,422	USD	1,004,027,833	20,628,357
The Bank of New York Mellon	3/3/2017	EUR	446,580,000	USD	483,110,244	9,932,352
The Bank of Nova Scotia	3/3/2017	EUR	373,291,160	USD	403,815,178	8,291,142
Goldman Sachs & Co.	3/3/2017	GBP	81,935,478	USD	103,128,089	1,449,969
JP Morgan & Chase Co.	3/3/2017	GBP	4,906,700	USD	6,106,015	17,029
JP Morgan & Chase Co.	3/3/2017	GBP	162,683,571	USD	204,763,303	2,880,552
RBC Capital Markets	3/3/2017	GBP	225,299,092	USD	283,579,461	3,993,758
The Bank of New York Mellon	3/3/2017	GBP	376,046,931	USD	473,318,991	6,662,224
The Bank of Nova Scotia	3/3/2017	GBP	338,010,127	USD	425,443,207	5,988,347
Goldman Sachs & Co.	3/3/2017	HKD	12,718,700	USD	1,639,660	1,191
JP Morgan & Chase Co.	3/3/2017	HKD	8,446,800	USD	1,088,333	186
JP Morgan & Chase Co.	3/3/2017	HKD	123,920,000	USD	15,974,496	10,680
JP Morgan & Chase Co.	3/3/2017	HKD	308,996,870	USD	39,833,814	27,735
RBC Capital Markets	3/3/2017	HKD	414,393,398	USD	53,420,831	37,195
The Bank of New York Mellon	3/3/2017	HKD	205,112,632	USD	26,441,820	18,479
The Bank of Nova Scotia	3/3/2017	HKD	930,928,500	USD	120,005,994	80,464
Goldman Sachs & Co.	3/3/2017	ILS	19,000,524	USD	5,046,814	(172,092)
JP Morgan & Chase Co.	3/3/2017	ILS	319,600	USD	87,087	(698)
JP Morgan & Chase Co.	3/3/2017	ILS	8,115,776	USD	2,155,683	(73,492)
RBC Capital Markets	3/3/2017	ILS	5,710,000	USD	1,516,653	(51,723)
The Bank of Nova Scotia	3/3/2017	ILS	44,344,300	USD	11,778,973	(401,152)
Goldman Sachs & Co.	3/3/2017	JPY	14,521,490,410	USD	129,080,488	(195,671)

JP Morgan & Chase Co.	3/3/2017	JPY	951,018,500	USD	8,435,637	(30,713)
JP Morgan & Chase Co.	3/3/2017	JPY	39,568,496,926	USD	351,724,662	(530,043)
RBC Capital Markets	3/3/2017	JPY	48,200,262,199	USD	428,473,055	(625,104)
The Bank of New York Mellon	3/3/2017	JPY	77,197,577,798	USD	686,249,492	(994,457)
The Bank of Nova Scotia	3/3/2017	JPY	45,696,283,267	USD	406,210,849	(595,880)
Goldman Sachs & Co.	3/3/2017	NOK	38,997,862	USD	4,740,707	88,853
JP Morgan & Chase Co.	3/3/2017	NOK	1,943,500	USD	232,244	414
JP Morgan & Chase Co.	3/3/2017	NOK	218,000	USD	26,501	497
JP Morgan & Chase Co.	3/3/2017	NOK	66,375,919	USD	8,069,089	151,448
RBC Capital Markets	3/3/2017	NOK	150,835,500	USD	18,336,099	343,710
The Bank of New York Mellon	3/3/2017	NOK	139,371,819	USD	16,941,915	316,970
The Bank of Nova Scotia	3/3/2017	NOK	63,475,100	USD	7,716,259	144,641
Goldman Sachs & Co.	3/3/2017	NZD	554,240	USD	405,997	6,816
JP Morgan & Chase Co.	3/3/2017	NZD	2,732,160	USD	2,001,367	33,580
JP Morgan & Chase Co.	3/3/2017	NZD	88,600	USD	63,731	(81)
JP Morgan & Chase Co.	3/3/2017	NZD	284,000	USD	208,031	3,485
RBC Capital Markets	3/3/2017	NZD	2,650,100	USD	1,941,291	32,606
The Bank of Nova Scotia	3/3/2017	NZD	14,705,600	USD	10,772,146	180,713
Goldman Sachs & Co.	3/3/2017	SEK	132,339,084	USD	15,157,415	493,926
JP Morgan & Chase Co.	3/3/2017	SEK	337,955,058	USD	38,707,042	1,260,809
JP Morgan & Chase Co.	3/3/2017	SEK	8,692,200	USD	959,639	(3,478)
RBC Capital Markets	3/3/2017	SEK	524,243,000	USD	60,041,804	1,954,417
The Bank of New York Mellon	3/3/2017	SEK	511,101,058	USD	58,534,639	1,903,412
The Bank of Nova Scotia	3/3/2017	SEK	559,844,100	USD	64,117,012	2,084,938
Goldman Sachs & Co.	3/3/2017	SGD	4,287,016	USD	3,043,059	(16,095)
JP Morgan & Chase Co.	3/3/2017	SGD	5,991,000	USD	4,253,189	(21,904)
JP Morgan & Chase Co.	3/3/2017	SGD	68,440,084	USD	48,589,034	(248,844)
JP Morgan & Chase Co.	3/3/2017	SGD	624,100	USD	444,516	(833)
RBC Capital Markets	3/3/2017	SGD	39,951,800	USD	28,364,080	(144,961)
The Bank of New York Mellon	3/3/2017	SGD	298,000	USD	213,071	423
The Bank of Nova Scotia	3/3/2017	SGD	28,818,100	USD	20,459,118	(105,072)
Goldman Sachs & Co.	3/3/2017	USD	50,418,705	AUD	65,578,142	(143,560)
JP Morgan & Chase Co.	3/3/2017	USD	199,003,797	AUD	258,833,058	(570,765)
RBC Capital Markets	3/3/2017	USD	62,748,001	AUD	81,612,800	(179,968)
The Bank of Nova Scotia	3/3/2017	USD	1,228,152	AUD	1,625,400	17,952
The Bank of Nova Scotia	3/3/2017	USD	307,214,469	AUD	399,576,600	(881,125)
The Bank of Nova Scotia	3/3/2017	USD	14,259,146	AUD	18,795,000	149,944
Goldman Sachs & Co.	3/3/2017	USD	51,855,066	CHF	52,106,304	35,494
JP Morgan & Chase Co.	3/3/2017	USD	114,225,886	CHF	114,391,514	(308,005)
RBC Capital Markets	3/3/2017	USD	134,390,933	CHF	134,585,800	(362,380)
The Bank of New York Mellon	3/3/2017	USD	6,733,487	CHF	6,634,000	(126,955)
The Bank of New York Mellon	3/3/2017	USD	1,430,387	CHF	1,417,800	(18,458)
The Bank of New York Mellon	3/3/2017	USD	140,204,499	CHF	140,398,683	(387,131)
The Bank of Nova Scotia	3/3/2017	USD	260,836,587	CHF	261,214,800	(703,335)
Goldman Sachs & Co.	3/3/2017	USD	11,254,694	DKK	78,723,008	(33,755)
JP Morgan & Chase Co.	3/3/2017	USD	36,593,992	DKK	255,965,096	(109,501)
RBC Capital Markets	3/3/2017	USD	21,827,720	DKK	152,684,900	(64,476)
The Bank of New York Mellon	3/3/2017	USD	19,489,452	DKK	136,321,896	(58,541)
The Bank of New York Mellon	3/3/2017	USD	251,072	DKK	1,726,000	(5,053)

The Bank of New York Mellon	3/3/2017	USD	271,602	DKK	1,876,800	(4,089)
The Bank of Nova Scotia	3/3/2017	USD	43,861,773	DKK	306,813,100	(129,561)
Goldman Sachs & Co.	3/3/2017	USD	259,752,852	EUR	244,438,533	(755,786)
JP Morgan & Chase Co.	3/3/2017	USD	357,645,535	EUR	336,575,885	(1,023,502)
RBC Capital Markets	3/3/2017	USD	986,221,823	EUR	928,121,422	(2,822,347)
The Bank of New York Mellon	3/3/2017	USD	4,955,962	EUR	4,604,800	(76,904)
The Bank of New York Mellon	3/3/2017	USD	425,272,812	EUR	400,214,200	(1,222,224)
The Bank of New York Mellon	3/3/2017	USD	45,178,177	EUR	41,761,000	(929,931)
The Bank of Nova Scotia	3/3/2017	USD	396,659,187	EUR	373,291,160	(1,135,150)
Goldman Sachs & Co.	3/3/2017	USD	101,962,475	GBP	81,935,478	(284,355)
JP Morgan & Chase Co.	3/3/2017	USD	208,542,294	GBP	167,590,271	(570,556)
RBC Capital Markets	3/3/2017	USD	280,355,206	GBP	225,299,092	(769,502)
The Bank of New York Mellon	3/3/2017	USD	30,795,379	GBP	24,466,000	(434,210)
The Bank of New York Mellon	3/3/2017	USD	434,609,747	GBP	349,236,732	(1,223,191)
The Bank of New York Mellon	3/3/2017	USD	2,965,130	GBP	2,344,199	(56,088)
The Bank of Nova Scotia	3/3/2017	USD	420,606,282	GBP	338,010,127	(1,151,422)
Goldman Sachs & Co.	3/3/2017	USD	1,638,516	HKD	12,718,700	(47)
JP Morgan & Chase Co.	3/3/2017	USD	56,858,810	HKD	441,363,670	(768)
RBC Capital Markets	3/3/2017	USD	53,384,356	HKD	414,393,398	(721)
The Bank of New York Mellon	3/3/2017	USD	25,904,509	HKD	201,077,532	(984)
The Bank of New York Mellon	3/3/2017	USD	520,262	HKD	4,035,100	(446)
The Bank of Nova Scotia	3/3/2017	USD	119,927,149	HKD	930,928,500	(1,619)
Goldman Sachs & Co.	3/3/2017	USD	5,219,616	ILS	19,000,524	(709)
JP Morgan & Chase Co.	3/3/2017	USD	2,317,272	ILS	8,435,376	(313)
RBC Capital Markets	3/3/2017	USD	1,526,679	ILS	5,557,400	(218)
RBC Capital Markets	3/3/2017	USD	40,393	ILS	152,600	1,522
The Bank of Nova Scotia	3/3/2017	USD	435,502	ILS	1,639,000	14,685
The Bank of Nova Scotia	3/3/2017	USD	11,731,258	ILS	42,705,300	(1,320)
Goldman Sachs & Co.	3/3/2017	USD	129,792,330	JPY	14,521,490,410	(516,171)
JP Morgan & Chase Co.	3/3/2017	USD	362,133,822	JPY	40,519,515,426	(1,412,766)
RBC Capital Markets	3/3/2017	USD	430,791,044	JPY	48,200,262,199	(1,692,885)
The Bank of New York Mellon	3/3/2017	USD	3,982,169	JPY	447,951,000	5,671
The Bank of New York Mellon	3/3/2017	USD	681,949,827	JPY	76,295,321,198	(2,738,131)
The Bank of New York Mellon	3/3/2017	USD	4,003,045	JPY	454,305,600	41,366
The Bank of Nova Scotia	3/3/2017	USD	408,412,437	JPY	45,696,283,267	(1,605,707)
Goldman Sachs & Co.	3/3/2017	USD	4,666,384	NOK	38,997,862	(14,530)
JP Morgan & Chase Co.	3/3/2017	USD	8,200,921	NOK	68,537,419	(25,446)
RBC Capital Markets	3/3/2017	USD	18,048,245	NOK	150,835,500	(55,856)
The Bank of New York Mellon	3/3/2017	USD	112,604	NOK	929,200	(1,765)
The Bank of New York Mellon	3/3/2017	USD	16,565,571	NOK	138,442,619	(51,465)
The Bank of Nova Scotia	3/3/2017	USD	7,595,123	NOK	63,475,100	(23,506)
Goldman Sachs & Co.	3/3/2017	USD	400,845	NZD	554,240	(1,664)
JP Morgan & Chase Co.	3/3/2017	USD	2,245,446	NZD	3,104,760	(9,301)
RBC Capital Markets	3/3/2017	USD	1,916,637	NZD	2,650,100	(7,952)
The Bank of Nova Scotia	3/3/2017	USD	30,539	NZD	42,100	(217)
The Bank of Nova Scotia	3/3/2017	USD	10,605,376	NZD	14,663,500	(44,265)
Goldman Sachs & Co.	3/3/2017	USD	14,694,827	SEK	132,339,084	(31,338)
JP Morgan & Chase Co.	3/3/2017	USD	38,491,202	SEK	346,647,258	(81,851)
RBC Capital Markets	3/3/2017	USD	58,208,799	SEK	524,243,000	(121,413)

The Bank of New York Mellon	3/3/2017	USD	55,021,584	SEK	495,525,758	(116,137)
The Bank of New York Mellon	3/3/2017	USD	1,308,270	SEK	11,423,000	(42,574)
The Bank of New York Mellon	3/3/2017	USD	474,283	SEK	4,152,300	(14,198)
The Bank of Nova Scotia	3/3/2017	USD	62,161,732	SEK	559,844,100	(129,658)
Goldman Sachs & Co.	3/3/2017	USD	3,065,344	SGD	4,287,016	(6,190)
JP Morgan & Chase Co.	3/3/2017	USD	53,666,429	SGD	75,055,184	(108,108)
RBC Capital Markets	3/3/2017	USD	28,566,587	SGD	39,951,800	(57,546)
The Bank of New York Mellon	3/3/2017	USD	210,525	SGD	298,000	2,124
The Bank of Nova Scotia	3/3/2017	USD	20,605,699	SGD	28,818,100	(41,509)
Goldman Sachs & Co.	4/5/2017	AUD	65,578,142	USD	50,377,129	141,381
JP Morgan & Chase Co.	4/5/2017	AUD	258,833,058	USD	198,849,791	572,260
JP Morgan & Chase Co.	4/5/2017	AUD	4,739,000	USD	3,640,713	10,430
JP Morgan & Chase Co.	4/5/2017	AUD	3,716,000	USD	2,848,147	1,527
RBC Capital Markets	4/5/2017	AUD	81,612,800	USD	62,699,197	180,195
The Bank of Nova Scotia	4/5/2017	AUD	399,576,600	USD	306,970,727	877,439
Goldman Sachs & Co.	4/5/2017	CHF	52,106,304	USD	51,953,561	(43,364)
JP Morgan & Chase Co.	4/5/2017	CHF	3,800,000	USD	3,791,885	(138)
JP Morgan & Chase Co.	4/5/2017	CHF	5,256,000	USD	5,258,571	13,605
JP Morgan & Chase Co.	4/5/2017	CHF	114,391,514	USD	114,443,585	292,198
RBC Capital Markets	4/5/2017	CHF	134,585,800	USD	134,651,779	348,496
The Bank of New York Mellon	4/5/2017	CHF	140,398,683	USD	140,468,214	364,251
The Bank of Nova Scotia	4/5/2017	CHF	261,214,800	USD	261,337,629	671,160
Goldman Sachs & Co.	4/5/2017	DKK	78,723,008	USD	11,272,877	32,607
JP Morgan & Chase Co.	4/5/2017	DKK	18,945,000	USD	2,712,874	7,859
JP Morgan & Chase Co.	4/5/2017	DKK	255,965,096	USD	36,654,040	106,696
RBC Capital Markets	4/5/2017	DKK	152,684,900	USD	21,862,099	61,363
The Bank of New York Mellon	4/5/2017	DKK	136,321,896	USD	19,520,709	56,324
The Bank of Nova Scotia	4/5/2017	DKK	306,813,100	USD	43,930,856	123,305
Goldman Sachs & Co.	4/5/2017	EUR	244,438,533	USD	260,147,375	734,424
JP Morgan & Chase Co.	4/5/2017	EUR	336,575,885	USD	358,179,008	984,327
JP Morgan & Chase Co.	4/5/2017	EUR	18,195,000	USD	19,363,119	53,485
RBC Capital Markets	4/5/2017	EUR	928,121,422	USD	987,711,458	2,732,885
The Bank of New York Mellon	4/5/2017	EUR	400,214,200	USD	425,909,152	1,177,644
The Bank of Nova Scotia	4/5/2017	EUR	373,291,160	USD	397,256,452	1,097,302
Goldman Sachs & Co.	4/5/2017	GBP	81,935,478	USD	102,048,180	280,394
JP Morgan & Chase Co.	4/5/2017	GBP	200,923,604	USD	250,225,434	668,701
JP Morgan & Chase Co.	4/5/2017	GBP	12,617,000	USD	15,713,161	42,243
JP Morgan & Chase Co.	4/5/2017	GBP	12,000,000	USD	14,902,308	(2,266)
RBC Capital Markets	4/5/2017	GBP	258,632,426	USD	322,109,617	875,765
The Bank of New York Mellon	4/5/2017	GBP	249,236,732	USD	310,422,107	858,156
The Bank of Nova Scotia	4/5/2017	GBP	371,343,460	USD	462,471,145	1,244,794
Goldman Sachs & Co.	4/5/2017	ILS	19,000,524	USD	5,223,311	(230)
JP Morgan & Chase Co.	4/5/2017	ILS	8,435,376	USD	2,319,201	185
RBC Capital Markets	4/5/2017	ILS	5,557,400	USD	1,527,820	4
The Bank of Nova Scotia	4/5/2017	ILS	42,705,300	USD	11,738,998	(1,357)
Goldman Sachs & Co.	4/5/2017	JPY	14,521,490,410	USD	129,981,699	511,764
JP Morgan & Chase Co.	4/5/2017	JPY	50,519,515,426	USD	452,130,821	1,711,602
RBC Capital Markets	4/5/2017	JPY	58,200,262,199	USD	520,911,198	2,012,385
The Bank of New York Mellon	4/5/2017	JPY	46,295,321,198	USD	414,382,588	1,625,217

The Bank of Nova Scotia	4/5/2017	JPY	55,696,283,267	USD	498,487,328	1,913,358
Goldman Sachs & Co.	4/5/2017	NOK	38,997,862	USD	4,667,502	14,448
JP Morgan & Chase Co.	4/5/2017	NOK	68,537,419	USD	8,202,998	25,415
RBC Capital Markets	4/5/2017	NOK	150,835,500	USD	18,052,457	55,429
The Bank of New York Mellon	4/5/2017	NOK	138,442,619	USD	16,569,358	50,994
The Bank of Nova Scotia	4/5/2017	NOK	63,475,100	USD	7,596,850	23,281
Goldman Sachs & Co.	4/5/2017	NZD	554,240	USD	400,433	1,666
JP Morgan & Chase Co.	4/5/2017	NZD	3,104,760	USD	2,243,136	9,309
RBC Capital Markets	4/5/2017	NZD	2,650,100	USD	1,914,628	7,922
The Bank of Nova Scotia	4/5/2017	NZD	14,663,500	USD	10,593,939	43,777
Goldman Sachs & Co.	4/5/2017	SEK	132,339,084	USD	14,719,880	30,125
JP Morgan & Chase Co.	4/5/2017	SEK	346,647,258	USD	38,557,962	79,810
JP Morgan & Chase Co.	4/5/2017	SEK	37,982,000	USD	4,224,664	8,629
JP Morgan & Chase Co.	4/5/2017	SEK	11,000,000	USD	1,220,320	(689)
RBC Capital Markets	4/5/2017	SEK	524,243,000	USD	58,308,178	116,742
The Bank of New York Mellon	4/5/2017	SEK	495,525,758	USD	55,111,232	107,436
The Bank of Nova Scotia	4/5/2017	SEK	559,844,100	USD	62,265,436	122,246
Goldman Sachs & Co.	4/5/2017	SGD	3,989,016	USD	2,852,669	5,560
JP Morgan & Chase Co.	4/5/2017	SGD	1,010,000	USD	722,298	1,423
JP Morgan & Chase Co.	4/5/2017	SGD	900,000	USD	642,371	7
JP Morgan & Chase Co.	4/5/2017	SGD	75,055,184	USD	53,676,024	106,350
RBC Capital Markets	4/5/2017	SGD	39,951,800	USD	28,569,304	54,219
The Bank of Nova Scotia	4/5/2017	SGD	28,818,100	USD	20,607,172	38,623
JP Morgan & Chase Co.	4/5/2017	USD	714,024	DKK	5,000,000	(111)
JP Morgan & Chase Co.	4/5/2017	USD	63,512	ILS	231,000	(7)
JP Morgan & Chase Co.	4/5/2017	USD	40,410,899	JPY	4,513,857,000	(166,492)
JP Morgan & Chase Co.	4/5/2017	USD	1,245,522	NOK	10,406,000	(3,924)
JP Morgan & Chase Co.	4/5/2017	USD	80,199	NZD	111,000	(336)
Goldman Sachs & Co.	4/7/2017	HKD	12,718,700	USD	1,639,251	(20)
JP Morgan & Chase Co.	4/7/2017	HKD	39,427,000	USD	5,081,367	(246)
JP Morgan & Chase Co.	4/7/2017	HKD	441,363,670	USD	56,884,459	(1,419)
JP Morgan & Chase Co.	4/7/2017	HKD	6,000,000	USD	773,255	(65)
RBC Capital Markets	4/7/2017	HKD	414,393,398	USD	53,404,652	(5,118)
The Bank of New York Mellon	4/7/2017	HKD	201,077,532	USD	25,915,627	(580)
The Bank of Nova Scotia	4/7/2017	HKD	930,928,500	USD	119,973,516	(10,724)

Total net unrealized appreciation						$84,892,421

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$8,020,770,667	$—	$—	$8,020,770,667
Preferred Stocks	43,313,324	—	—	43,313,324
Short-Term Investments	140,490,447	—	—	140,490,447
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	121,498,767	—	121,498,767
Futures Contracts	171,371	—	—	171,371

TOTAL	$8,204,745,809	$121,498,767	$—	$8,326,244,576

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(36,606,346)	$—	$(36,606,346)
Futures Contracts	(56,386)	—	—	(56,386)

TOTAL	$(56,386)	$(36,606,346)	$—	$(36,662,732)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF

February 28, 2017 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 96.3%
Brazil - 5.4%
Brazilian Government International Bond 4.875%, 1/22/21 (a)	$110,000	$115,335
10.125%, 5/15/27	30,000	42,525
5.00%, 1/27/45	200,000	175,500

		333,360

Colombia - 5.4%
Colombia Government International Bond 2.625%, 3/15/23	200,000	192,400
8.125%, 5/21/24	25,000	31,656
6.125%, 1/18/41	100,000	113,375

		337,431

Croatia - 3.5%
Croatia Government International Bond 6.75%, 11/05/19, 144A	100,000	109,375
6.625%, 7/14/20, 144A	100,000	109,703

		219,078

Ecuador - 3.5%
Ecuador Government International Bond 10.50%, 3/24/20, 144A	200,000	220,750

Egypt - 3.3%
Egypt Government International Bond 5.75%, 4/29/20, 144A	200,000	207,412

El Salvador - 0.5%
El Salvador Government International Bond 7.65%, 6/15/35, 144A (a)	30,000	27,825

Hungary - 4.7%
Hungary Government International Bond 6.375%, 3/29/21	50,000	56,159
5.75%, 11/22/23	70,000	79,172
5.375%, 3/25/24	106,000	117,884
7.625%, 3/29/41	26,000	37,293

		290,508

Indonesia - 4.3%
Indonesia Government International Bond 8.50%, 10/12/35, 144A	100,000	145,990
6.625%, 2/17/37, 144A	100,000	123,305

		269,295

Kazakhstan - 3.1%
Kazakhstan Government International Bond 4.875%, 10/14/44, 144A	200,000	193,292

Lebanon - 0.8%
Lebanon Government International Bond GMTN, 6.375%, 3/09/20	50,000	51,638

Lithuania - 1.8%
Lithuania Government International Bond 7.375%, 2/11/20, 144A	100,000	113,868

Mexico - 4.9%
Mexico Government International Bond 3.625%, 3/15/22	50,000	51,225
4.00%, 10/02/23	30,000	30,795
Series A, MTN, 6.75%, 9/27/34	10,000	12,303
MTN, 4.75%, 3/08/44	160,000	152,800
5.55%, 1/21/45	35,000	37,021
5.75%, 10/12/10	20,000	19,430

		303,574

Panama - 3.7%
Panama Government International Bond 5.20%, 1/30/20	100,000	108,500
6.70%, 1/26/36	95,000	120,175

		228,675

Peru - 5.3%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	130,750
8.75%, 11/21/33	75,000	113,344
5.625%, 11/18/50	75,000	88,687

		332,781

Philippines - 5.3%
Philippine Government International Bond 10.625%, 3/16/25	125,000	192,826
9.50%, 2/02/30	85,000	135,537

		328,363

Poland - 4.8%
Poland Government International Bond 6.375%, 7/15/19	50,000	55,239
5.125%, 4/21/21	70,000	76,800
5.00%, 3/23/22	50,000	55,039
3.00%, 3/17/23	40,000	40,059
4.00%, 1/22/24	70,000	73,535

		300,672

Qatar - 4.4%
Qatar Government International Bond 9.75%, 6/15/30, 144A	90,000	142,627
6.40%, 1/20/40, 144A	100,000	129,374

		272,001

Romania - 3.0%
Romanian Government International Bond 4.375%, 8/22/23, 144A	10,000	10,532
4.875%, 1/22/24, 144A	86,000	93,270
6.125%, 1/22/44, 144A	70,000	84,959

		188,761

Russia - 4.9%
Russian Foreign Bond - Eurobond 4.875%, 9/16/23, 144A	200,000	215,512
12.75%, 6/24/28, 144A	50,000	87,823

		303,335

South Africa - 5.1%
South Africa Government International Bond 5.50%, 3/09/20	100,000	107,460
4.665%, 1/17/24	205,000	212,029

		319,489

Sri Lanka - 1.7%
Sri Lanka Government International Bond 6.25%, 10/04/20, 144A	100,000	106,636

Turkey - 5.3%
Turkey Government International Bond 7.00%, 6/05/20	70,000	76,213
7.375%, 2/05/25	55,000	61,832
11.875%, 1/15/30	20,000	30,657
8.00%, 2/14/34	80,000	94,852
7.25%, 3/05/38	60,000	66,592

		330,146

Ukraine - 5.3%
Ukraine Government International Bond 7.75%, 9/01/20, 144A	120,000	119,452
7.75%, 9/01/21, 144A	100,000	98,337
7.75%, 9/01/24, 144A	120,000	113,770

		331,559

Uruguay - 4.6%
Uruguay Government International Bond 4.50%, 8/14/24 (a)	15,000	15,975
7.625%, 3/21/36	90,000	115,200
5.10%, 6/18/50	165,000	155,678

		286,853

Venezuela - 1.7%
Venezuela Government International Bond 9.25%, 9/15/27	200,000	106,060

TOTAL SOVEREIGN BONDS
(Cost $5,937,215)		6,003,362

SECURITIES LENDING COLLATERAL - 1.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48%(b)(c)
(Cost $98,190)	98,190	98,190

TOTAL INVESTMENTS - 97.9%
(Cost $6,035,405)†		$6,101,552
Other assets and liabilities, net - 2.1%		131,651

NET ASSETS - 100.0%		$6,233,203

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $6,103,728. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $2,176. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $156,248 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $158,424.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $95,481, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
2-Year U.S. Treasury Note	USD	3	$649,219	6/30/2017	$140
5-Year U.S. Treasury Note	USD	8	941,625	6/30/2017	687
10-Year Ultra U.S. Treasury Note	USD	3	401,812	6/21/2017	(211)
10-Year U.S. Treasury Note	USD	15	1,868,672	6/21/2017	468
Ultra Long U.S. Treasury Bond	USD	2	323,563	6/21/2017	(860)
U.S. Treasury Long Bond	USD	9	1,364,906	6/21/2017	(2,180)

			$5,549,797		$(1,956)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2017.

Currency Abbreviations
USD	U.S Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (e)	$—	$6,003,362	$—	$6,003,362
Short-Term Investments	98,190	—	—	98,190
Derivatives (f)
Futures Contracts	1,295	—	—	1,295

TOTAL	$99,485	$6,003,362	$—	$6,102,847

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(3,251)	$—	$—	$(3,251)

TOTAL	$(3,251)	$—	$—	$(3,251)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF

February 28, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 96.6%
Basic Materials - 5.8%
Chemicals - 2.4%
CF Industries, Inc.
3.45%, 6/01/23 (a)	$50,000	$46,687
Hexion, Inc.
8.875%, 2/01/18	75,000	75,113
Huntsman International LLC
4.875%, 11/15/20 (a)	106,000	110,240

		232,040

Mining - 3.4%
Anglo American Capital PLC, 144A
9.375%, 4/08/19	120,000	136,500
Freeport-McMoRan, Inc.
3.10%, 3/15/20 (a)	115,000	113,275
Teck Resources Ltd.
3.75%, 2/01/23	70,000	68,499

		318,274

Communications - 22.8%
Advertising - 1.5%
Acosta, Inc., 144A
7.75%, 10/01/22	100,000	88,500
Lamar Media Corp.
5.875%, 2/01/22	50,000	51,700

		140,200

Internet - 0.9%
Netflix, Inc.
5.875%, 2/15/25	80,000	86,700

Media - 9.6%
Cablevision Systems Corp.
7.75%, 4/15/18	133,000	139,982
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 5/01/25, 144A	80,000	84,000
5.75%, 2/15/26, 144A	40,000	42,900
Charter Communications Operating LLC / Charter Communications Operating Capital
4.464%, 7/23/22	100,000	105,073
4.908%, 7/23/25	100,000	105,517
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22	60,000	60,900
CSC Holdings LLC
6.75%, 11/15/21	111,000	122,100
DISH DBS Corp.
5.00%, 3/15/23	155,000	159,650
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	21,000	21,683
Sirius XM Radio, Inc.
6.00%, 7/15/24, 144A	35,000	37,363
5.375%, 7/15/26, 144A	30,000	30,675

		909,843

Telecommunications - 10.8%
CenturyLink, Inc.
6.75%, 12/01/23	65,000	68,250
CommScope Technologies Finance LLC, 144A
6.00%, 6/15/25	26,000	27,950
Frontier Communications Corp.
7.125%, 1/15/23	73,000	66,430
11.00%, 9/15/25	60,000	60,600
Hughes Satellite Systems Corp., 144A
5.25%, 8/01/26	45,000	45,844
Intelsat Jackson Holdings SA, 144A
8.00%, 2/15/24	100,000	108,750
Level 3 Communications, Inc.
5.75%, 12/01/22	151,000	156,851
Sprint Communications, Inc.
7.00%, 8/15/20	71,000	76,769
Sprint Corp.
7.625%, 2/15/25 (a)	100,000	111,750
T-Mobile USA, Inc.
6.633%, 4/28/21	150,000	156,405
6.50%, 1/15/26	125,000	137,656

		1,017,255

Consumer, Cyclical - 11.0%
Airlines - 1.0%
American Airlines Group, Inc., 144A
5.50%, 10/01/19	95,000	99,037

Auto Parts & Equipment - 1.6%
ZF North America Capital, Inc., 144A
4.75%, 4/29/25	150,000	155,062

Entertainment - 2.0%
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/01/20	90,000	94,950
Regal Entertainment Group
5.75%, 3/15/22	88,000	92,290

		187,240

Home Builders - 1.1%
PulteGroup, Inc.
5.00%, 1/15/27	100,000	100,275

Lodging - 1.6%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	51,000	52,517
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
5.50%, 3/01/25 (a)	99,000	101,475

		153,992

Retail - 3.7%
1011778 BC ULC / New Red Finance, Inc., 144A
6.00%, 4/01/22	21,000	21,951
Dollar Tree, Inc.
5.75%, 3/01/23	98,000	104,492
L Brands, Inc.
5.625%, 2/15/22	111,000	117,244
Rite Aid Corp., 144A
6.125%, 4/01/23 (a)	99,000	105,277

		348,964

Consumer, Non-cyclical - 14.2%
Commercial Services - 1.9%
ADT Corp.
3.50%, 7/15/22	41,000	39,104
Hertz Corp.
6.75%, 4/15/19	23,000	23,058
RR Donnelley & Sons Co.
6.00%, 4/01/24	45,000	43,762
United Rentals North America, Inc.
5.50%, 7/15/25	71,000	75,171

		181,095

Cosmetics/Personal Care - 0.7%
Avon Products, Inc.
7.00%, 3/15/23	50,000	47,000
Edgewell Personal Care Co.
4.70%, 5/19/21	18,000	19,098

		66,098

Food - 0.5%
Post Holdings, Inc., 144A
5.00%, 8/15/26	45,000	43,622

Healthcare-Products - 1.3%
Hologic, Inc., 144A
5.25%, 7/15/22	20,000	20,925
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A
5.50%, 4/15/25	105,000	98,175

		119,100

Healthcare-Services - 8.0%
Centene Corp.
5.625%, 2/15/21	100,000	105,500
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	87,000	76,777
DaVita Inc.
5.00%, 5/01/25	40,000	40,348
Fresenius Medical Care US Finance II, Inc., 144A
5.875%, 1/31/22	155,000	169,919
HCA, Inc.
7.50%, 2/15/22	133,000	153,781
HealthSouth Corp.
5.75%, 11/01/24	45,000	46,125
Kindred Healthcare, Inc.
6.375%, 4/15/22	50,000	46,375
Tenet Healthcare Corp.
8.125%, 4/01/22	80,000	84,200
6.75%, 6/15/23 (a)	35,000	34,781

		757,806

Pharmaceuticals - 1.8%
Endo Finance LLC, 144A
5.75%, 1/15/22	83,000	77,398
Valeant Pharmaceuticals International, 144A
6.375%, 10/15/20 (a)	104,000	95,160

		172,558

Energy - 13.1%
Coal - 0.4%
Murray Energy Corp., 144A
11.25%, 4/15/21	50,000	39,500

Oil & Gas - 9.6%
Antero Resources Corp.
5.375%, 11/01/21	102,000	104,678
California Resources Corp.
5.50%, 9/15/21	3,000	2,280
8.00%, 12/15/22, 144A	68,000	58,395
Cenovus Energy, Inc.
5.70%, 10/15/19	65,000	69,982
Chesapeake Energy Corp., 144A
8.00%, 12/15/22 (a)	67,000	71,104
Concho Resources, Inc.
5.50%, 4/01/23	106,000	110,240
Denbury Resources, Inc.
5.50%, 5/01/22	93,000	77,190
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/20	88,000	86,460
Marathon Oil Corp.
5.90%, 3/15/18	30,000	31,227
Range Resources Corp., 144A
5.00%, 3/15/23	89,000	86,441
Transocean, Inc., 144A
9.00%, 7/15/23	50,000	54,125
Whiting Petroleum Corp.
5.75%, 3/15/21 (a)	91,000	91,000
WPX Energy, Inc.
8.25%, 8/01/23	55,000	61,875

		904,997

Pipelines - 3.1%
Energy Transfer Equity LP
5.875%, 1/15/24	21,000	22,680
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	100,000	110,807
5.625%, 3/01/25	26,000	28,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	45,000	46,013
Williams Cos., Inc.
4.55%, 6/24/24 (a)	80,000	81,600

		289,700

Financial - 10.5%
Banks - 1.8%
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	155,000	165,111

Diversified Financial Services - 4.3%
Ally Financial, Inc.
3.50%, 1/27/19	85,000	86,700
4.125%, 2/13/22	40,000	41,000
CIT Group, Inc.
3.875%, 2/19/19	40,000	41,025
5.00%, 8/15/22	39,000	41,437
Discover Financial Services
3.75%, 3/04/25	50,000	49,565
Navient Corp.
5.875%, 10/25/24	94,000	88,595
Springleaf Finance Corp.
7.75%, 10/01/21	50,000	53,500

		401,822

Real Estate - 0.4%
Howard Hughes Corp., 144A
6.875%, 10/01/21	40,000	42,250

Real Estate Investment Trusts - 4.0%
DuPont Fabros Technology LP
5.875%, 9/15/21	60,000	62,588
Equinix, Inc.
5.375%, 4/01/23	82,000	85,485
Iron Mountain, Inc.
5.75%, 8/15/24	88,000	90,749
SBA Communications Corp., 144A
4.875%, 9/01/24	100,000	99,740
VEREIT Operating Partnership LP
4.875%, 6/01/26	40,000	42,050

		380,612

Industrial - 10.2%

Aerospace/Defense - 1.2%
Arconic, Inc.
5.125%, 10/01/24	93,000	96,766
TransDigm, Inc.
6.00%, 7/15/22	20,000	20,590

		117,356

Building Materials - 0.7%
Masco Corp.
7.125%, 3/15/20 (a)	40,000	45,668
Standard Industries, Inc., 144A
5.375%, 11/15/24	18,000	18,592

		64,260

Engineering & Construction - 0.8%
AECOM
5.75%, 10/15/22	75,000	79,406

Environmental Control - 0.4%
Covanta Holding Corp.
5.875%, 3/01/24	40,000	40,700

Machinery-Diversified - 0.6%
CNH Industrial Capital LLC
3.875%, 7/16/18	55,000	56,375

Metal Fabricate/Hardware - 0.6%
Novelis Corp., 144A
5.875%, 9/30/26	50,000	51,563

Miscellaneous Manufacturing - 2.3%
Bombardier, Inc., 144A
7.75%, 3/15/20	100,000	108,375
Gates Global LLC / Gates Global Co., 144A
6.00%, 7/15/22	105,000	106,312

		214,687

Packaging & Containers - 2.9%
Ball Corp.
4.375%, 12/15/20	50,000	52,687
Berry Plastics Corp.
5.125%, 7/15/23	62,000	64,093
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	18,000	18,518
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	133,000	137,156

		272,454

Transportation - 0.7%
XPO Logistics, Inc., 144A
6.50%, 6/15/22	60,000	63,225

Technology - 5.4%
Computers - 1.5%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144A
5.875%, 6/15/21	50,000	52,923
NCR Corp.
6.375%, 12/15/23	84,000	89,985

		142,908

Semiconductors - 0.6%
Micron Technology, Inc.
5.50%, 2/01/25	55,000	57,063

Software - 3.3%
BMC Software Finance, Inc., 144A
8.125%, 7/15/21	110,000	112,200
First Data Corp., 144A
7.00%, 12/01/23	50,000	53,875
Open Text Corp., 144A
5.625%, 1/15/23	142,000	149,632

		315,707

Utilities - 3.6%
Electric - 2.5%
AES Corp.
7.375%, 7/01/21	60,000	67,950
Calpine Corp.
5.75%, 1/15/25 (a)	60,000	59,700
FirstEnergy Corp.
4.25%, 3/15/23	102,000	106,584

		234,234

Gas - 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	100,000	103,750

TOTAL CORPORATE BONDS
(Cost $8,957,934)		9,126,841

	Number of Shares
EXCHANGE-TRADED FUND - 0.7%
Deutsche X-trackers USD High Yield Corporate Bond ETF (b)
(Cost $61,112)	1,200	61,704

SECURITIES LENDING COLLATERAL - 6.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $627,977)	627,977	627,977

TOTAL INVESTMENTS - 103.9%

(Cost $9,647,023)†	$9,816,522
Other assets and liabilities, net - (3.9%)	(370,508)

NET ASSETS - 100.0%	$9,446,014

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $9,716,405. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $100,117. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $312,811 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $212,694.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $605,033, which is 6.4% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 28, 2017 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 2/28/17
Deutsche X-trackers USD High Yield Corporate Bond ETF	—	117,166	(55,931)	(123)	521	61,704

At February 28, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
2-Year U.S. Treasury Note	USD	4	$865,625	6/30/2017	$187
5-Year U.S. Treasury Note	USD	36	4,237,313	6/30/2017	3,091
10-Year Ultra U.S. Treasury Note	USD	2	267,875	6/21/2017	(141)
10-Year U.S. Treasury Note	USD	26	3,239,031	6/21/2017	811

			$8,609,844		$3,948

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2017.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$9,126,841	$—	$9,126,841
Exchange-Traded Funds	61,704	—	—	61,704
Short-Term Investments	627,977	—	—	627,977
Derivatives (g)
Futures Contracts	4,089	—	—	4,089

TOTAL	$693,770	$9,126,841	$—	$9,820,611

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(141)	$—	$—	$(141)

TOTAL	$(141)	$—	$—	$(141)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF

February 28, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 95.9%
Basic Materials - 2.1%
Chemicals - 1.4%
Dow Chemical Co. 7.375%, 11/01/29	$50,000	$67,443

Mining - 0.7%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	25,000	28,846
Rio Tinto Finance USA PLC 3.50%, 3/22/22	7,000	7,307

		36,153

Communications - 12.8%
Internet - 0.5%
Amazon.com, Inc. 4.80%, 12/05/34	20,000	22,648

Media - 3.6%
Comcast Corp. 4.20%, 8/15/34	95,000	97,628
Time Warner, Inc. 3.60%, 7/15/25	40,000	39,662
Walt Disney Co. MTN, 2.35%, 12/01/22	40,000	39,834

		177,124

Telecommunications - 8.7%
AT&T, Inc. 2.45%, 6/30/20	18,000	18,058
3.40%, 5/15/25	18,000	17,433
5.35%, 9/01/40	3,000	3,070
4.80%, 6/15/44	45,000	42,603
4.55%, 3/09/49	75,000	67,795
Cisco Systems, Inc. 5.50%, 1/15/40	40,000	49,572
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	40,829
Verizon Communications, Inc. 4.50%, 9/15/20	50,000	53,399
4.40%, 11/01/34	75,000	72,218
Vodafone Group PLC
2.95%, 2/19/23	55,000	54,129

		419,106

Consumer, Cyclical - 6.1%
Auto Manufacturers - 1.5%
Ford Motor Co. 4.75%, 1/15/43	50,000	48,265
Toyota Motor Credit Corp. MTN, 2.15%, 3/12/20	25,000	25,148

		73,413

Retail - 4.6%
CVS Health Corp. 3.875%, 7/20/25	45,000	46,554
McDonald’s Corp. MTN, 3.70%, 1/30/26	50,000	51,398
Target Corp. 4.00%, 7/01/42	45,000	44,314
Walgreens Boots Alliance, Inc. 2.60%, 6/01/21	30,000	30,003
Wal-Mart Stores, Inc. 6.20%, 4/15/38	39,000	51,573

		223,842

Consumer, Non-cyclical - 19.0%
Agriculture - 1.4%
Altria Group, Inc. 4.00%, 1/31/24	65,000	68,706

Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21	40,000	40,483
3.65%, 2/01/26	27,000	27,517
4.625%, 2/01/44	40,000	42,616
PepsiCo, Inc. 2.15%, 10/14/20	10,000	10,066
4.45%, 4/14/46	10,000	10,861

		131,543

Biotechnology - 1.5%
Amgen, Inc. 4.663%, 6/15/51	46,000	46,615
Gilead Sciences, Inc. 4.75%, 3/01/46	25,000	26,049

		72,664

Cosmetics/Personal Care - 1.4%
Procter & Gamble Co. 5.55%, 3/05/37	50,000	65,942

Food - 2.8%
JM Smucker Co. 3.50%, 10/15/21	50,000	51,954
Kellogg Co. 4.00%, 12/15/20	40,000	42,342
Kraft Heinz Foods Co. 6.50%, 2/09/40	35,000	42,854

		137,150

Healthcare-Products - 1.1%
Medtronic, Inc. 3.625%, 3/15/24	50,000	52,289

Healthcare-Services - 2.3%
Laboratory Corp. of America Holdings 3.60%, 2/01/25	65,000	64,186
UnitedHealth Group, Inc. 4.75%, 7/15/45	40,000	45,166

		109,352

Pharmaceuticals - 5.8%
AbbVie, Inc. 4.70%, 5/14/45	75,000	75,634
Actavis Funding SCS 3.00%, 3/12/20	50,000	50,966
AstraZeneca PLC 6.45%, 9/15/37	20,000	26,303
GlaxoSmithKline Capital PLC 2.85%, 5/08/22	40,000	40,611
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	60,000	60,324
Johnson & Johnson
5.95%, 8/15/37	20,000	26,464

		280,302

Energy - 10.0%
Oil & Gas - 6.0%
Apache Corp. 5.10%, 9/01/40	40,000	42,639
BP Capital Markets PLC 3.814%, 2/10/24	40,000	41,548
Phillips 66 4.30%, 4/01/22	60,000	64,418
Shell International Finance BV 4.55%, 8/12/43	65,000	68,835
Total Capital International SA 3.70%, 1/15/24	70,000	73,188

		290,628

Oil & Gas Services - 1.1%
Schlumberger Investment SA 3.65%, 12/01/23	50,000	52,384

Pipelines - 2.9%
Enbridge, Inc. 4.00%, 10/01/23	35,000	36,075
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	48,515
Williams Partners LP / ACMP Finance Corp. 4.875%, 3/15/24	55,000	56,866

		141,456

Financial - 30.8%
Banks - 24.5%
Bank of America Corp. MTN, 3.30%, 1/11/23	140,000	141,249
Bank of Nova Scotia 4.50%, 12/16/25	25,000	26,178
Barclays Bank PLC 5.14%, 10/14/20	100,000	106,854

BNP Paribas / BNP Paribas US Medium-Term Note Program LLC MTN, 3.25%, 3/03/23	40,000	40,347
Capital One Financial Corp. 3.20%, 2/05/25	36,000	35,452
Citigroup, Inc. 5.30%, 5/06/44	31,000	33,716
Cooperatieve Rabobank UA 4.50%, 1/11/21	70,000	75,367
Goldman Sachs Group, Inc. 3.50%, 1/23/25	50,000	50,172
5.95%, 1/15/27	35,000	40,466
MTN, 4.80%, 7/08/44	40,000	43,136
HSBC Holdings PLC 5.10%, 4/05/21	75,000	81,690
4.00%, 3/30/22	40,000	41,882
JPMorgan Chase & Co. 3.875%, 9/10/24	50,000	51,179
3.125%, 1/23/25	37,000	36,649
5.60%, 7/15/41	45,000	54,472
Morgan Stanley GMTN, 3.70%, 10/23/24	45,000	46,040
GMTN, 4.35%, 9/08/26	40,000	41,222
4.30%, 1/27/45	40,000	40,434
PNC Financial Services Group, Inc. 3.30%, 3/08/22	30,000	31,015
Royal Bank of Canada MTN, 2.35%, 10/30/20	22,000	22,108
US Bancorp MTN, 4.125%, 5/24/21	12,000	12,881
Wells Fargo & Co. 4.125%, 8/15/23	40,000	41,916
3.00%, 10/23/26	50,000	48,072
5.606%, 1/15/44	35,000	41,088

		1,183,585

Diversified Financial Services - 1.5%
Synchrony Financial 4.25%, 8/15/24	40,000	41,468
Visa, Inc. 3.15%, 12/14/25	30,000	30,398

		71,866

Insurance - 2.7%
American International Group, Inc. 4.50%, 7/16/44	50,000	49,083
Berkshire Hathaway, Inc. 3.125%, 3/15/26	30,000	30,177
Chubb INA Holdings, Inc. 2.875%, 11/03/22	50,000	50,587

		129,847

Real Estate Investment Trusts - 2.1%
American Tower Corp. 5.00%, 2/15/24	40,000	43,336
HCP, Inc. 5.375%, 2/01/21	55,000	60,121

		103,457

Industrial - 6.6%
Aerospace/Defense - 2.3%
Lockheed Martin Corp. 4.70%, 5/15/46	20,000	22,020
Northrop Grumman Corp. 3.25%, 8/01/23	20,000	20,545
United Technologies Corp. 3.10%, 6/01/22	65,000	66,944

		109,509

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc. 3.803%, 8/15/42	20,000	19,566

Miscellaneous Manufacturing - 2.5%
General Electric Co. 2.70%, 10/09/22	40,000	40,526
MTN, 5.875%, 1/14/38	65,000	83,492

		124,018

Transportation - 1.4%
Burlington Northern Santa Fe LLC 3.90%, 8/01/46	25,000	24,707
United Parcel Service, Inc. 3.125%, 1/15/21	40,000	41,520

		66,227

Technology - 6.8%
Computers - 2.6%
Apple, Inc. 2.00%, 5/06/20	17,000	17,072
3.20%, 5/13/25	17,000	17,246
4.375%, 5/13/45	18,000	18,780
HP, Inc. 4.30%, 6/01/21	70,000	74,061

		127,159

Semiconductors - 0.9%
Intel Corp. 3.70%, 7/29/25	40,000	42,104

Software - 3.3%
Microsoft Corp. 3.50%, 2/12/35	85,000	82,430
Oracle Corp. 4.30%, 7/08/34	73,000	77,259

		159,689

Utilities - 1.7%
Electric - 1.7%
Duke Energy Corp. 1.80%, 9/01/21	25,000	24,225
Pacific Gas & Electric Co. 6.05%, 3/01/34	45,000	57,142

		81,367

TOTAL CORPORATE BONDS
(Cost $4,672,322)		4,640,539

TOTAL INVESTMENTS - 95.9%
(Cost $4,672,322)†		$4,640,539
Other assets and liabilities, net - 4.1%		197,806

NET ASSETS - 100.0%		$4,838,345

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $4,692,099. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $51,560. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,062 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $73,622.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At February 28, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(a)
2-Year U.S. Treasury Note	USD	1	$216,406	6/30/2017	$47
5-Year U.S. Treasury Note	USD	9	1,059,328	6/30/2017	773
10-Year Ultra U.S. Treasury Note	USD	4	535,750	6/21/2017	(282)
10-Year U.S. Treasury Note	USD	11	1,370,359	6/21/2017	343
Ultra Long U.S. Treasury Bond	USD	2	323,563	6/21/2017	(860)
U.S. Treasury Long Bond	USD	8	1,213,250	6/21/2017	(1,938)

			$4,718,656		$(1,917)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 28, 2017.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (b)	$—	$4,640,539	$—	$4,640,539
Derivatives (c)
Futures Contracts	1,163	—	—	1,163

TOTAL	$1,163	$4,640,539	$—	$4,641,702

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Futures Contracts	$(3,080)	$—	$—	$(3,080)

TOTAL	$(3,080)	$—	$—	$(3,080)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

February 28, 2017 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 97.3%
California - 16.5%
Bay Area Toll Authority, 5.00%, 10/01/54	$2,350,000	$2,584,788
City of San Francisco CA Public Utilities Commission, Water Revenue 5.00%, 11/01/43	1,500,000	1,695,990
City of San Francisco Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	113,588
Los Angeles Department of Water & Power, Series A, 5.00%, 7/01/46	500,000	570,465
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, 7/01/41	1,000,000	1,145,080
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	125,627
Series A, 6.50%, 11/01/39	500,000	679,665
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	650,052
San Francisco City & County Airport Commission - San Francisco International, Port, Airport and Marina Revenue, Series C, 5.00%, 5/01/46	1,350,000	1,526,918
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A, 5.00%, 11/01/33	300,000	347,787

		9,439,960

Colorado - 0.2%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	113,516

Connecticut - 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue, Series A, 5.00%, 10/01/33	145,000	164,823

District of Columbia - 2.7%
District of Columbia Water & Sewer Authority, Water Revenue, Sub Lien, Series C, 5.00%, 10/01/44	630,000	711,194
District of Columbia, Income Tax Revenue, Series C, 5.00%, 12/01/35	750,000	850,665

		1,561,859

Florida - 4.2%
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/30	50,000	54,942
5.00%, 10/01/36	700,000	765,058
County of Miami-Dade FL Transit System, Sales Tax Revenue, 5.00%, 7/01/42	1,200,000	1,328,724
County of Miami-Dade Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	55,868

Orlando-Orange Country Expressway Authority 5.00%, 7/01/35	200,000	223,180

		2,427,772

Georgia - 2.4%
City of Atlanta GA Water & Wastewater Revenue 5.00%, 11/01/40	1,100,000	1,243,924
County of DeKalb Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	110,000	124,484

		1,368,408

Illinois - 4.9%
City of Springfield IL Electric Revenue, INS: AGM, 4.00%, 3/01/40	1,600,000	1,626,336
Northern Illinois Municipal Power Agency, Electric, Power and Light Revenue, Series A, 5.00%, 12/01/41	1,125,000	1,235,115

		2,861,451

Indiana - 4.3%
Indiana Municipal Power Agency 5.00%, 1/01/42	2,200,000	2,451,636

Louisiana - 2.2%
New Orleans Aviation Board, Series A, 5.00%, 1/01/45	1,200,000	1,282,524

Massachusetts - 4.2%
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, 5.00%, 6/01/44	1,100,000	1,244,023
Massachusetts School Building Authority, Sales Tax Revenue, Series B, 5.00%, 8/15/28	505,000	584,007
Series B, 5.00%, 8/15/29	520,000	600,772

		2,428,802

New Jersey - 5.6%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series A, 5.00%, 1/01/43	700,000	770,413
Series E, 5.00%, 1/01/45	2,225,000	2,476,247

		3,246,660

New York - 23.0%
Long Island Power Authority, 5.00%, 9/01/44	700,000	775,131
Metropolitan Transportation Authority, New York Transit Revenue, Series A, 5.00%, 11/15/38	100,000	111,197
Sub-Series A-1, 5.00%, 11/15/45	1,300,000	1,450,878
Metropolitan Transportation Authority, Transit Revenue, Sub-Series D-1, 5.25%, 11/15/44	1,000,000	1,149,420
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series I, 5.00%, 5/01/38	390,000	441,402
Sub-Series A-1, 5.00%, 11/01/38	1,160,000	1,324,210
Series F-1, 5.00%, 5/01/39	350,000	392,938
Sub-Series B-1, 5.00%, 8/01/39	600,000	678,480
New York City Water & Sewer System, Water Revenue, Series GG, 5.00%, 6/15/39	150,000	170,117
Series BB, 5.00%, 6/15/44	240,000	269,078
Series CC, 5.00%, 6/15/45	225,000	252,261
Series FF, 5.00%, 6/15/45	300,000	332,271
Series BB, 5.00%, 6/15/47	1,950,000	2,176,902
Port Authority of New York & New Jersey 5.00%, 10/15/41	1,100,000	1,249,138

Utility Debt Securitization Authority, New York Restructuring, Series TE, 5.00%, 12/15/41	2,100,000	2,405,046

		13,178,469

Pennsylvania - 4.3%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series C, 5.00%, 12/01/44	520,000	568,500
Series A-1, 5.00%, 12/01/46	1,700,000	1,871,819

		2,440,319

South Carolina - 3.8%
South Carolina Public Service Authority, Series C, 5.00%, 12/01/46	1,000,000	1,088,390
Series E, 5.00%, 12/01/48	1,000,000	1,082,650

		2,171,040

Texas - 14.9%
Central Texas Regional Mobility Authority, Series A, 5.00%, 1/01/45	1,000,000	1,079,850
City of Houston Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	1,000,000	1,146,520
City of Houston TX Combined Utility System Revenue, Series B, 5.00%, 11/15/35	1,000,000	1,150,120
Dallas Area Rapid Transit, Series A, 5.00%, 12/01/46	1,600,000	1,813,152
Midland County Fresh Water Supply District No. 1, Midland Projects, Water Revenue, Series A, 5.00%, 9/15/40	1,000,000	1,118,290
Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	900,000	983,907
Texas Water Development Board, Series A, 5.00%, 10/15/45	1,100,000	1,250,029

		8,541,868

Virginia - 0.8%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	405,000	454,864

Washington - 3.0%
Central Puget Sound Regional Transit Authority, Series S1, 5.00%, 11/01/45	1,100,000	1,252,482
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	400,000	453,108

		1,705,590

TOTAL MUNICIPAL BONDS
(Cost $57,160,811)		55,839,561

TOTAL INVESTMENTS - 97.3%
(Cost $57,160,811)†		$55,839,561
Other assets and liabilities, net - 2.7%		1,536,806

NET ASSETS - 100.0%		$57,376,367

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $57,160,811. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $1,321,250. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $474,735 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,795,985.

AGM:	Assured Guaranty Municipal Corp
AMT:	Alternative Minimum Tax
INS:	Insured

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$55,839,561	$—	$55,839,561

TOTAL	$—	$55,839,561	$—	$55,839,561

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Australia - 4.7%
Amcor Ltd.	1,382	$14,887
ASX Ltd.	237	9,309
Aurizon Holdings Ltd.	2,490	9,774
Bendigo & Adelaide Bank Ltd.	562	5,265
Crown Resorts Ltd.	453	4,397
Flight Centre Travel Group Ltd.	69	1,526
Harvey Norman Holdings Ltd.	688	2,716
Insurance Australia Group Ltd.	2,900	13,341
LendLease Group (a)	685	7,999
Medibank Pvt Ltd.	3,418	7,390
Sonic Healthcare Ltd.	486	8,019
Tabcorp Holdings Ltd.	1,031	3,367
Tatts Group Ltd.	1,815	5,650
Telstra Corp. Ltd.	5,071	18,740
Wesfarmers Ltd.	1,372	44,938
Woodside Petroleum Ltd.	916	22,010

		179,328

Brazil - 1.8%
Ambev SA	5,694	32,652
BB Seguridade Participacoes SA	865	7,958
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,096	12,815
CCR SA	1,490	8,664
CETIP SA - Mercados Organizados	275	4,141
Cosan SA Industria e Comercio	150	1,924
Porto Seguro SA	138	1,282

		69,436

Canada - 12.1%
Bank of Montreal	786	59,645
Bank of Nova Scotia	1,465	84,975
BCE, Inc.	182	7,939
Canadian Imperial Bank of Commerce	482	42,317
CI Financial Corp.	299	6,096
Emera, Inc.	62	2,126
Great-West Lifeco, Inc.	361	9,850
IGM Financial, Inc.	116	3,555
Keyera Corp.	228	6,714
Peyto Exploration & Development Corp.	204	4,175
Power Corp. of Canada	452	10,516
Power Financial Corp.	303	7,859
Rogers Communications, Inc., Class B	435	18,262
Royal Bank of Canada	1,802	130,897
Shaw Communications, Inc., Class B	504	10,488
swiTELUS Corp.	238	7,745
TransCanada Corp.	1,040	47,811

		460,970

Chile - 0.2%
Banco de Chile	27,782	3,362
Banco Santander Chile	81,931	4,506

		7,868

China - 6.2%
Agricultural Bank of China Ltd., Class H	30,240	13,946
Bank of China Ltd., Class H	96,556	48,882
Belle International Holdings Ltd.	7,832	5,397
China Construction Bank Corp., Class H	102,333	84,235
China Pacific Insurance Group Co. Ltd., Class H	3,264	11,962
Chongqing Changan Automobile Co. Ltd., Class B	1,000	1,412
Country Garden Holdings Co. Ltd.	6,841	4,900
Industrial & Commercial Bank of China Ltd., Class H	89,592	58,744
Jiangsu Expressway Co. Ltd., Class H	1,501	1,980
Longfor Properties Co. Ltd.	1,785	2,856
Sinopec Engineering Group Co. Ltd., Class H	1,529	1,388
Zhejiang Expressway Co. Ltd., Class H	1,855	2,086

		237,788

Czech Republic - 0.1%
Komercni banka as	95	3,416
Moneta Money Bank AS, 144A*	589	1,970

		5,386

Denmark - 0.1%
Tryg A/S	142	2,641

Finland - 2.0%
Elisa OYJ	171	5,701
Fortum OYJ	539	8,274
Metso OYJ	137	4,048
Nokian Renkaat OYJ	143	5,625
Orion OYJ, Class B	124	6,114
Sampo OYJ, Class A	542	24,696
Stora Enso OYJ, Class R	670	7,197
UPM-Kymmene OYJ	641	15,232

		76,887

France - 9.0%
AXA SA	2,353	55,514
Bouygues SA	250	9,632
CNP Assurances	210	3,890
Edenred	254	5,748
Eutelsat Communications SA	215	4,226
Sanofi	1,408	121,315
SCOR SE	200	7,223
TOTAL SA	2,760	137,572

		345,120

Germany - 9.0%
Allianz SE	554	96,370
Axel Springer SE	52	2,719
BASF SE	1,109	103,272
Daimler AG	1,168	84,934
Evonik Industries AG	200	6,422
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	194	36,665
ProSiebenSat.1 Media SE	279	11,189

		341,571

Hong Kong - 3.3%
BOC Hong Kong Holdings Ltd.	4,547	17,982
China Everbright Ltd.	1,149	2,280
China Resources Power Holdings Co. Ltd.	2,445	4,428
CLP Holdings Ltd.	2,035	20,696
Hang Lung Properties Ltd.	2,776	7,009
Hang Seng Bank Ltd.	948	19,442
HKT Trust & HKT Ltd. (a)	4,258	5,683
New World Development Co. Ltd.	6,384	8,355
NWS Holdings Ltd.	1,948	3,548
Power Assets Holdings Ltd.	1,719	15,423
Shimao Property Holdings Ltd.	1,465	2,102
Sino Land Co. Ltd.	3,807	6,630
Swire Pacific Ltd., Class A	671	6,898
Yue Yuen Industrial Holdings Ltd.	919	3,421

		123,897

Indonesia - 0.1%
PT Gudang Garam Tbk	600	2,963

Italy - 0.6%
Snam SpA	2,938	11,703
Terna Rete Elettrica Nazionale SpA	1,857	8,601
UnipolSai SpA	1,376	2,916

		23,220

Japan - 1.8%
Canon, Inc.	1,300	37,966
Nissan Motor Co. Ltd.	2,900	28,550
Sony Financial Holdings, Inc.	200	3,514

		70,030

Luxembourg - 0.2%
SES SA FDR	434	8,858

Macau - 0.3%
Sands China Ltd.	2,969	12,392

Malaysia - 0.6%
Alliance Financial Group Bhd	1,300	1,115
Astro Malaysia Holdings Bhd	1,900	1,220
British American Tobacco Malaysia Bhd	200	2,185
DiGi.Com Bhd	4,200	4,768
Malayan Banking Bhd	4,200	8,135
Maxis Bhd	2,300	3,269
MISC Bhd	1,200	2,005

		22,697

Mexico - 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	1,899	3,580

Netherlands - 0.1%
Boskalis Westminster	112	4,082

New Zealand - 0.4%
Contact Energy Ltd.	890	3,135
Fletcher Building Ltd.	860	5,984
Spark New Zealand Ltd.	2,266	5,859

		14,978

Norway - 0.6%
Gjensidige Forsikring ASA	246	3,847
Orkla ASA	979	8,612
Yara International ASA	218	8,277

		20,736

Philippines - 0.0%
Globe Telecom, Inc.	45	1,638

Poland - 0.3%
Bank Handlowy w Warszawie SA	40	776
Bank Pekao SA	194	6,678
Bank Zachodni WBK SA	42	3,626

		11,080

Portugal - 0.2%
EDP - Energias de Portugal SA	2,811	8,693

Qatar - 0.3%
Barwa Real Estate Co.	118	1,291
Masraf Al Rayan QSC* (e)	446	4,912
Qatar Electricity & Water Co. QSC* (e)	33	2,039
Qatar Islamic Bank SAQ	65	1,821

		10,063

Russia - 2.0%
Gazprom PJSC	12,922	29,680
LUKOIL PJSC	511	27,030
MMC Norilsk Nickel PJSC	67	10,693
Moscow Exchange MICEX-RTS PJSC	1,662	3,519
PhosAgro PJSC, GDR	114	1,573
Rostelecom PJSC	1,086	1,453
Severstal PJSC	252	3,574

		77,522

Singapore - 2.6%
Oversea-Chinese Banking Corp. Ltd.	3,800	25,651
Singapore Airlines Ltd.	700	4,970
Singapore Exchange Ltd.	1,000	5,352
Singapore Press Holdings Ltd.	1,900	4,745
Singapore Technologies Engineering Ltd.	1,900	4,989
Singapore Telecommunications Ltd.	9,900	27,834
StarHub Ltd.	700	1,439
United Overseas Bank Ltd.	1,600	24,547

		99,527

South Africa - 2.5%
Barclays Africa Group Ltd. (b)	521	6,035
Bidvest Group Ltd. (b)	394	4,656
Coronation Fund Managers Ltd.	278	1,427
FirstRand Ltd. (b)	4,039	15,309
Foschini Group Ltd.	256	3,169
Imperial Holdings Ltd. (b)	191	2,433
Investec Ltd.	310	2,179
Investec PLC	813	5,836
Liberty Holdings Ltd.	138	1,169
Life Healthcare Group Holdings Ltd.	1,190	3,040
MMI Holdings Ltd.	1,237	2,320
Mr Price Group Ltd.	302	3,914
Nedbank Group Ltd. (b)	244	4,557
RMB Holdings Ltd.	870	4,206
Sibanye Gold Ltd.	912	1,829
Standard Bank Group Ltd. (b)	1,565	17,086
Truworths International Ltd.	550	3,655
Vodacom Group Ltd.	452	5,108
Woolworths Holdings Ltd. (b)	1,222	6,521

		94,449

South Korea - 0.1%
SK Telecom Co. Ltd.	24	4,913

Spain - 0.9%
Enagas SA	279	6,856
Endesa SA	390	8,303
Gas Natural SDG SA	429	8,351
Red Electrica Corp. SA	526	9,498

		33,008

Sweden - 1.4%
Hennes & Mauritz AB, Class B	1,152	30,451
Skanska AB, Class B	414	9,870
Telia Co. AB	3,104	12,475

		52,796

Switzerland - 2.8%
Swiss Prime Site AG	87	7,553
Swiss Re AG	392	35,049
Swisscom AG	31	13,649
Zurich Insurance Group AG*	182	50,250

		106,501

Taiwan - 5.9%
Advanced Semiconductor Engineering, Inc.	7,851	9,749
Catcher Technology Co. Ltd.	790	6,608
Cathay Financial Holding Co. Ltd.	9,864	15,491
Cheng Shin Rubber Industry Co. Ltd.	2,386	5,071
Chicony Electronics Co. Ltd.	651	1,534
Chunghwa Telecom Co. Ltd.	4,592	15,245
Compal Electronics, Inc.	5,173	3,241
CTBC Financial Holding Co. Ltd.	20,668	12,344
Delta Electronics, Inc.	2,353	13,096
Far EasTone Telecommunications Co. Ltd.	1,929	4,646
Feng TAY Enterprise Co. Ltd.	409	1,731
First Financial Holding Co. Ltd.	11,684	6,902
Formosa Plastics Corp.	4,998	15,064
Formosa Taffeta Co. Ltd.	865	878
Fubon Financial Holding Co. Ltd.	8,035	13,011
Highwealth Construction Corp.	997	1,619
Hon Hai Precision Industry Co. Ltd.	18,839	54,880
Inventec Corp.	3,094	2,296
MediaTek, Inc.	1,834	13,371
Merida Industry Co. Ltd.	259	1,324
Nanya Technology Corp.	848	1,256
Novatek Microelectronics Corp.	714	2,673
Phison Electronics Corp.	183	1,605
Realtek Semiconductor Corp.	562	2,094
Siliconware Precision Industries Co. Ltd.	2,696	4,247
Taiwan Mobile Co. Ltd.	1,942	6,827
Transcend Information, Inc.	237	666
Vanguard International Semiconductor Corp.	1,115	2,203
Yuanta Financial Holding Co. Ltd.	11,773	4,982
Zhen Ding Technology Holding Ltd.	494	1,230

		225,884

Thailand - 0.7%
Advanced Info Service PCL, NVDR	1,300	6,220
Bangkok Bank PCL	300	1,526
Delta Electronics Thailand PCL, NVDR	600	1,590
Glow Energy PCL, NVDR	600	1,341
Krung Thai Bank PCL, NVDR	4,200	2,358
PTT Global Chemical PCL, NVDR	2,600	5,307
Siam Commercial Bank PCL, NVDR	2,200	9,706

		28,048

Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari TAS	1,727	2,819
Tofas Turk Otomobil Fabrikasi AS	152	1,135
Tupras Turkiye Petrol Rafinerileri AS	154	3,603
Turkiye Sise ve Cam Fabrikalari AS	874	942

		8,499

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	2,423	4,678
Dubai Islamic Bank PJSC	1,499	2,551
Emirates Telecommunications Group Co. PJSC	2,110	10,112
First Gulf Bank PJSC	1,109	4,122

		21,463

United Kingdom - 24.8%
Aberdeen Asset Management PLC	1,122	3,850
Admiral Group PLC	256	5,807
AstraZeneca PLC	1,535	88,454
BAE Systems PLC	3,826	29,909
Berkeley Group Holdings PLC	159	5,808
British American Tobacco PLC	2,262	142,585
Direct Line Insurance Group PLC	1,662	7,084
G4S PLC	1,870	6,082
GlaxoSmithKline PLC	5,915	120,957
HSBC Holdings PLC	22,143	177,633
IMI PLC	328	5,051
Imperial Brands PLC	1,157	54,455
Inmarsat PLC	551	4,865
ITV PLC	4,342	10,910
Legal & General Group PLC	7,140	21,999
Marks & Spencer Group PLC	1,985	8,246
National Grid PLC	4,565	55,370
Old Mutual PLC	5,915	16,008
Pearson PLC	1,011	8,455
Persimmon PLC	372	9,513
Petrofac Ltd.	319	3,529
Provident Financial PLC	180	6,522
Rio Tinto Ltd.	509	24,192
Rio Tinto PLC	1,501	61,407
Severn Trent PLC	286	8,297
Sky PLC	1,251	15,484
SSE PLC	1,230	23,519
Standard Life PLC	2,386	10,916
Tate & Lyle PLC	536	4,948
William Hill PLC	1,040	3,406

		945,261

TOTAL COMMON STOCKS
(Cost $3,618,876)		3,763,773

PREFERRED STOCKS - 0.4%
Germany - 0.1%
Bayerische Motoren Werke AG	67	4,996

Russia - 0.1%
Surgutneftegas OJSC	8,589	4,683

South Korea - 0.2%
Hyundai Motor Co.	28	2,424
Hyundai Motor Co. - 2nd Preferred	47	4,239

		6,663

TOTAL PREFERRED STOCKS
(Cost $15,493)		16,342

RIGHTS - 0.0%
Taiwan - 0.0%
Advanced Semiconductor Engineering, Inc., expires 03/21/17*
(Cost $0)	245	31

SECURITIES LENDING COLLATERAL - 1.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $54,603)	54,603	54,603

TOTAL INVESTMENTS - 100.4%
(Cost $3,688,972)†		$3,834,749
Other assets and liabilities, net - (0.4%)		(16,194)

NET ASSETS - 100.0%		$3,818,555

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,697,191. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $137,558. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $287,756 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $150,198.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $35,694, which is 0.9% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Company declared its annual dividend during the 12-month period ended February 28, 2017; the scheduled payment date was subsequent to February 28, 2017.

FDR:	Fiduciary Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017 the Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	1,484,255	39.3%
Health Care	347,899	9.2
Consumer Discretionary	336,597	8.9
Energy	307,289	8.1
Consumer Staples	296,918	7.9
Materials	287,728	7.6
Telecommunication Services	194,389	5.1
Utilities	188,095	5.0
Information Technology	160,337	4.2
Industrials	119,426	3.2
Real Estate	57,213	1.5

Total	3,780,146	100.0%

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (f)
RBC Capital Markets	3/3/2017	AUD	277,000	USD	210,136	$(2,224)
The Bank of New York Mellon	3/3/2017	BRL	2,000	USD	631	(11)
The Bank of New York Mellon	3/3/2017	BRL	198,000	USD	62,480	(1,116)
RBC Capital Markets	3/3/2017	CAD	607,000	USD	465,700	8,680
RBC Capital Markets	3/3/2017	CAD	1,000	USD	767	14
The Bank of New York Mellon	3/3/2017	CHF	1,000	USD	1,007	12
The Bank of New York Mellon	3/3/2017	CHF	113,000	USD	114,692	2,160
RBC Capital Markets	3/3/2017	CLP	5,441,000	USD	8,404	38
The Bank of Nova Scotia	3/3/2017	CZK	128,000	USD	5,126	107
The Bank of Nova Scotia	3/3/2017	DKK	18,000	USD	2,618	53
The Bank of Nova Scotia	3/3/2017	DKK	1,000	USD	145	3
Goldman Sachs & Co.	3/3/2017	EUR	815,000	USD	881,630	18,090
Goldman Sachs & Co.	3/3/2017	GBP	743,000	USD	935,177	13,148

Goldman Sachs & Co.	3/3/2017	HKD	87,000	USD	11,216	8
Goldman Sachs & Co.	3/3/2017	HKD	2,661,000	USD	343,049	249
RBC Capital Markets	3/3/2017	IDR	39,037,000	USD	2,915	(11)
The Bank of New York Mellon	3/3/2017	JPY	8,233,000	USD	73,187	(106)
The Bank of Nova Scotia	3/3/2017	MXN	72,000	USD	3,454	(128)
RBC Capital Markets	3/3/2017	MYR	98,000	USD	22,087	19
RBC Capital Markets	3/3/2017	NOK	189,000	USD	22,976	431
The Bank of Nova Scotia	3/3/2017	NZD	21,000	USD	15,383	258
The Bank of Nova Scotia	3/3/2017	PHP	69,000	USD	1,383	9
The Bank of Nova Scotia	3/3/2017	PHP	11,000	USD	221	2
The Bank of Nova Scotia	3/3/2017	PLN	41,000	USD	10,242	158
The Bank of Nova Scotia	3/3/2017	PLN	2,000	USD	499	8
Goldman Sachs & Co.	3/3/2017	RUB	5,558,000	USD	91,829	(3,362)
RBC Capital Markets	3/3/2017	SEK	507,000	USD	58,067	1,890
RBC Capital Markets	3/3/2017	SGD	3,000	USD	2,130	(11)
RBC Capital Markets	3/3/2017	SGD	134,000	USD	95,134	(486)
Goldman Sachs & Co.	3/3/2017	THB	24,000	USD	681	(6)
Goldman Sachs & Co.	3/3/2017	THB	924,000	USD	26,228	(243)
Goldman Sachs & Co.	3/3/2017	TRY	3,000	USD	788	(36)
Goldman Sachs & Co.	3/3/2017	TRY	27,000	USD	7,092	(320)
Goldman Sachs & Co.	3/3/2017	TWD	81,000	USD	2,594	(43)
Goldman Sachs & Co.	3/3/2017	TWD	6,749,000	USD	215,678	(4,016)
RBC Capital Markets	3/3/2017	USD	204,514	AUD	266,000	(587)
RBC Capital Markets	3/3/2017	USD	8,345	AUD	11,000	88
The Bank of New York Mellon	3/3/2017	USD	64,552	BRL	200,000	(312)
RBC Capital Markets	3/3/2017	USD	459,058	CAD	608,000	(1,286)
The Bank of New York Mellon	3/3/2017	USD	108,849	CHF	109,000	(301)
The Bank of New York Mellon	3/3/2017	USD	5,075	CHF	5,000	(95)
RBC Capital Markets	3/3/2017	USD	695	CLP	450,000	(3)
RBC Capital Markets	3/3/2017	USD	7,682	CLP	4,991,000	(8)
The Bank of Nova Scotia	3/3/2017	USD	4,365	CZK	111,000	(12)
The Bank of Nova Scotia	3/3/2017	USD	682	CZK	17,000	(15)
The Bank of Nova Scotia	3/3/2017	USD	2,716	DKK	19,000	(8)
Goldman Sachs & Co.	3/3/2017	USD	845,869	EUR	796,000	(2,460)
Goldman Sachs & Co.	3/3/2017	USD	20,553	EUR	19,000	(422)
Goldman Sachs & Co.	3/3/2017	USD	914,648	GBP	735,000	(2,547)
Goldman Sachs & Co.	3/3/2017	USD	10,069	GBP	8,000	(142)
Goldman Sachs & Co.	3/3/2017	USD	354,001	HKD	2,748,000	6
RBC Capital Markets	3/3/2017	USD	2,792	IDR	37,249,000	0
RBC Capital Markets	3/3/2017	USD	134	IDR	1,788,000	0
The Bank of New York Mellon	3/3/2017	USD	71,605	JPY	8,011,000	(287)
The Bank of New York Mellon	3/3/2017	USD	1,974	JPY	222,000	3
The Bank of Nova Scotia	3/3/2017	USD	48	MXN	1,000	2
The Bank of Nova Scotia	3/3/2017	USD	3,551	MXN	71,000	(19)
RBC Capital Markets	3/3/2017	USD	22,082	MYR	98,000	(14)
RBC Capital Markets	3/3/2017	USD	243	NOK	2,000	(5)
RBC Capital Markets	3/3/2017	USD	22,376	NOK	187,000	(69)
The Bank of Nova Scotia	3/3/2017	USD	15,188	NZD	21,000	(63)
The Bank of Nova Scotia	3/3/2017	USD	1,592	PHP	80,000	1

The Bank of Nova Scotia	3/3/2017	USD	10,590	PLN	43,000	(14)
Goldman Sachs & Co.	3/3/2017	USD	94,535	RUB	5,527,000	125
Goldman Sachs & Co.	3/3/2017	USD	512	RUB	31,000	19
RBC Capital Markets	3/3/2017	USD	4,124	SEK	36,000	(135)
RBC Capital Markets	3/3/2017	USD	52,297	SEK	471,000	(109)
RBC Capital Markets	3/3/2017	USD	97,961	SGD	137,000	(200)
Goldman Sachs & Co.	3/3/2017	USD	27,187	THB	948,000	(29)
Goldman Sachs & Co.	3/3/2017	USD	8,265	TRY	30,000	(29)
Goldman Sachs & Co.	3/3/2017	USD	222,693	TWD	6,830,000	(363)
Goldman Sachs & Co.	3/3/2017	USD	3,690	ZAR	50,000	119
Goldman Sachs & Co.	3/3/2017	USD	90,495	ZAR	1,184,000	(284)
Goldman Sachs & Co.	3/3/2017	ZAR	1,234,000	USD	91,072	(2,949)
Goldman Sachs & Co.	3/6/2017	AED	79,000	USD	21,494	(16)
RBC Capital Markets	3/6/2017	KRW	13,166,000	USD	11,428	(217)
Goldman Sachs & Co.	3/6/2017	QAR	37,000	USD	10,154	(6)
Goldman Sachs & Co.	3/6/2017	USD	20,422	AED	75,000	(1)
Goldman Sachs & Co.	3/6/2017	USD	1,088	AED	4,000	1
RBC Capital Markets	3/6/2017	USD	419	KRW	486,000	11
RBC Capital Markets	3/6/2017	USD	11,214	KRW	12,680,000	1
Goldman Sachs & Co.	3/6/2017	USD	1,098	QAR	4,000	1
Goldman Sachs & Co.	3/6/2017	USD	9,063	QAR	33,000	(1)
Goldman Sachs & Co.	4/5/2017	AED	6,000	USD	1,633	0
Goldman Sachs & Co.	4/5/2017	AED	75,000	USD	20,415	(3)
RBC Capital Markets	4/5/2017	AUD	266,000	USD	204,355	587
RBC Capital Markets	4/5/2017	AUD	2,000	USD	1,536	4
RBC Capital Markets	4/5/2017	BRL	17,000	USD	5,410	(7)
The Bank of New York Mellon	4/5/2017	BRL	200,000	USD	63,994	272
RBC Capital Markets	4/5/2017	CAD	11,000	USD	8,307	23
RBC Capital Markets	4/5/2017	CAD	608,000	USD	459,163	1,275
The Bank of New York Mellon	4/5/2017	CHF	109,000	USD	109,054	283
RBC Capital Markets	4/5/2017	CLP	136,000	USD	209	0
RBC Capital Markets	4/5/2017	CLP	4,991,000	USD	7,668	9
The Bank of Nova Scotia	4/5/2017	CZK	111,000	USD	4,372	10
The Bank of Nova Scotia	4/5/2017	CZK	28,000	USD	1,102	2
The Bank of Nova Scotia	4/5/2017	DKK	19,000	USD	2,721	8
Goldman Sachs & Co.	4/5/2017	EUR	6,000	USD	6,386	18
Goldman Sachs & Co.	4/5/2017	EUR	796,000	USD	847,183	2,419
Goldman Sachs & Co.	4/5/2017	GBP	735,000	USD	915,443	2,537
Goldman Sachs & Co.	4/5/2017	GBP	15,000	USD	18,678	47
RBC Capital Markets	4/5/2017	IDR	2,442,000	USD	182	0
RBC Capital Markets	4/5/2017	IDR	37,249,000	USD	2,783	1
The Bank of New York Mellon	4/5/2017	JPY	8,011,000	USD	71,705	281
RBC Capital Markets	4/5/2017	KRW	12,680,000	USD	11,216	(2)
RBC Capital Markets	4/5/2017	KRW	384,000	USD	340	0
The Bank of Nova Scotia	4/5/2017	MXN	2,000	USD	100	1
The Bank of Nova Scotia	4/5/2017	MXN	71,000	USD	3,534	19
RBC Capital Markets	4/5/2017	MYR	3,000	USD	673	(1)
RBC Capital Markets	4/5/2017	MYR	98,000	USD	22,041	12
RBC Capital Markets	4/5/2017	NOK	187,000	USD	22,381	69

The Bank of Nova Scotia	4/5/2017	NZD	21,000	USD	15,172	63
The Bank of Nova Scotia	4/5/2017	PHP	80,000	USD	1,585	(6)
The Bank of Nova Scotia	4/5/2017	PLN	3,000	USD	738	1
The Bank of Nova Scotia	4/5/2017	PLN	43,000	USD	10,584	14
Goldman Sachs & Co.	4/5/2017	QAR	5,000	USD	1,373	0
Goldman Sachs & Co.	4/5/2017	QAR	33,000	USD	9,059	0
Goldman Sachs & Co.	4/5/2017	RUB	5,527,000	USD	93,733	(101)
RBC Capital Markets	4/5/2017	SEK	471,000	USD	52,386	105
RBC Capital Markets	4/5/2017	SEK	6,000	USD	667	1
RBC Capital Markets	4/5/2017	SGD	3,000	USD	2,145	4
RBC Capital Markets	4/5/2017	SGD	137,000	USD	97,971	189
Goldman Sachs & Co.	4/5/2017	THB	34,000	USD	974	0
Goldman Sachs & Co.	4/5/2017	THB	948,000	USD	27,167	19
Goldman Sachs & Co.	4/5/2017	TRY	1,000	USD	273	1
Goldman Sachs & Co.	4/5/2017	TRY	30,000	USD	8,188	31
RBC Capital Markets	4/5/2017	USD	1,001	CHF	1,000	(3)
RBC Capital Markets	4/5/2017	USD	322	JPY	36,000	(1)
RBC Capital Markets	4/5/2017	USD	1,556	NOK	13,000	(5)
Goldman Sachs & Co.	4/5/2017	USD	12,679	RUB	747,000	3
Goldman Sachs & Co.	4/5/2017	USD	228	ZAR	3,000	(1)
Goldman Sachs & Co.	4/5/2017	ZAR	1,184,000	USD	89,977	308
Goldman Sachs & Co.	4/7/2017	HKD	172,000	USD	22,166	(2)
Goldman Sachs & Co.	4/7/2017	HKD	2,748,000	USD	354,157	(24)
Goldman Sachs & Co.	4/7/2017	TWD	6,830,000	USD	222,766	149
Goldman Sachs & Co.	4/7/2017	TWD	171,000	USD	5,593	19

Total net unrealized appreciation						$29,215

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$3,763,773	$—	$—	$3,763,773
Preferred Stocks (g)	16,342	—	—	16,342
Rights	31	—	—	31
Short-Term Investments	54,603	—	—	54,603
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	54,498	—	54,498

TOTAL	$3,834,749	$54,498	$—	$3,889,247

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(25,283)	$—	$(25,283)

TOTAL	$—	$(25,283)	$—	$(25,283)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 7.2%
ASX Ltd.	524	$20,582
Aurizon Holdings Ltd.	5,511	21,633
Bendigo & Adelaide Bank Ltd.	1,276	11,955
Crown Resorts Ltd.	983	9,541
Flight Centre Travel Group Ltd.	151	3,339
Harvey Norman Holdings Ltd.	1,486	5,867
Insurance Australia Group Ltd.	6,390	29,395
LendLease Group (a)	1,493	17,434
Medibank Pvt Ltd.	7,411	16,023
Tabcorp Holdings Ltd.	2,268	7,408
Tatts Group Ltd.	3,967	12,348
Telstra Corp. Ltd.	11,268	41,641
Wesfarmers Ltd.	3,027	99,145
Woodside Petroleum Ltd.	2,031	48,802

		345,113

Denmark - 0.1%
Tryg A/S	312	5,803

Finland - 3.6%
Elisa OYJ	388	12,936
Fortum OYJ (b)	1,198	18,390
Metso OYJ	307	9,071
Nokian Renkaat OYJ	311	12,234
Orion OYJ, Class B	277	13,657
Sampo OYJ, Class A	1,202	54,769
Stora Enso OYJ, Class R	1,486	15,963
UPM-Kymmene OYJ	1,434	34,075

		171,095

France - 14.2%
AXA SA	5,190	122,447
Bouygues SA	556	21,423
CNP Assurances	457	8,465
Edenred	562	12,718
Eutelsat Communications SA	461	9,062
Sanofi	2,718	234,186
SCOR SE	437	15,782
Suez	904	13,556
TOTAL SA	4,838	241,149

		678,788

Germany - 17.5%
Allianz SE	1,224	212,919
Axel Springer SE	119	6,223
BASF SE	2,458	228,892
Bayerische Motoren Werke AG	886	79,192
Daimler AG	2,578	187,465
Evonik Industries AG	440	14,128
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	432	81,647
ProSiebenSat.1 Media SE	624	25,025

		835,491

Hong Kong - 5.3%
BOC Hong Kong Holdings Ltd.	9,929	39,266
CLP Holdings Ltd.	4,406	44,810
Hang Lung Properties Ltd.	6,045	15,263
Hang Seng Bank Ltd.	2,052	42,082
HKT Trust & HKT Ltd. (a)	10,164	13,564
New World Development Co. Ltd.	15,134	19,807
NWS Holdings Ltd.	4,134	7,530
Power Assets Holdings Ltd.	3,720	33,377
Sino Land Co. Ltd.	8,282	14,424
Swire Pacific Ltd., Class A	1,464	15,049
Yue Yuen Industrial Holdings Ltd.	1,982	7,379

		252,551

Italy - 1.6%
Atlantia SpA	1,108	25,941
Snam SpA	6,578	26,203
Terna Rete Elettrica Nazionale SpA	4,059	18,800
UnipolSai Assicurazioni SpA	3,020	6,399

		77,343

Japan - 2.0%
Aozora Bank Ltd.	2,730	10,230
Canon, Inc.	2,849	83,204

		93,434

Luxembourg - 0.4%
SES SA FDR	974	19,879

Macau - 0.6%
Sands China Ltd.	6,487	27,075

Netherlands - 0.2%
Boskalis Westminster	247	9,001

New Zealand - 0.8%
Contact Energy Ltd.	1,965	6,921
Fletcher Building Ltd.	1,875	13,047
Mercury NZ Ltd.	1,940	4,402
Spark New Zealand Ltd.	4,959	12,823

		37,193

Norway - 0.6%
Gjensidige Forsikring ASA	547	8,554
Yara International ASA	475	18,034

		26,588

Portugal - 0.4%
EDP - Energias de Portugal SA	6,428	19,878

Singapore - 3.4%
Singapore Airlines Ltd.	1,400	9,940
Singapore Exchange Ltd.	2,150	11,506
Singapore Press Holdings Ltd. (b)	4,280	10,689
Singapore Technologies Engineering Ltd.	4,190	11,003
Singapore Telecommunications Ltd.	21,870	61,487
StarHub Ltd.	1,600	3,288
United Overseas Bank Ltd.	3,490	53,543

		161,456

Spain - 1.7%
Distribuidora Internacional de Alimentacion SA	1,682	9,339
Enagas SA	617	15,161
Endesa SA	860	18,308
Gas Natural SDG SA	947	18,435
Red Electrica Corp. SA	1,176	21,236

		82,479

Sweden - 1.1%
Skanska AB, Class B	917	21,862
Telia Co. AB	7,027	28,243

		50,105

Switzerland - 5.0%
Swiss Prime Site AG	194	16,843
Swiss Re AG	870	77,788
Swisscom AG	69	30,380
Zurich Insurance Group AG	403	111,268

		236,279

United Kingdom - 33.3%
Aberdeen Asset Management PLC	2,468	8,467
Admiral Group PLC	561	12,725
AstraZeneca PLC	3,387	195,176
BAE Systems PLC	8,468	66,197
Berkeley Group Holdings PLC	354	12,932
British American Tobacco PLC	4,072	256,679
Direct Line Insurance Group PLC	3,650	15,557
G4S PLC	4,134	13,445
GlaxoSmithKline PLC	11,666	238,560
IMI PLC	724	11,149
Imperial Brands PLC	2,566	120,770
Inmarsat PLC	1,197	10,568
ITV PLC	9,599	24,120
Legal & General Group PLC	15,833	48,782
Marks & Spencer Group PLC	4,306	17,889
National Grid PLC	10,023	121,572
Old Mutual PLC	13,142	35,566
Pearson PLC	2,181	18,240
Persimmon PLC	817	20,894
Petrofac Ltd.	690	7,633
Rio Tinto Ltd.	1,138	54,087
Rio Tinto PLC	3,310	135,415
Severn Trent PLC	627	18,190
Sky PLC	2,734	33,840
SSE PLC	2,684	51,322
Standard Life PLC	5,239	23,968
Tate & Lyle PLC	1,238	11,429

		1,585,172

TOTAL COMMON STOCKS
(Cost $4,666,310)		4,714,723

PREFERRED STOCK - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG
(Cost $10,739)	147	10,962

SECURITIES LENDING COLLATERAL - 0.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $26,033)	26,033	26,033

TOTAL INVESTMENTS - 99.7%
(Cost $4,703,082)†		$4,751,718
Other assets and liabilities, net - 0.3%		11,277

NET ASSETS - 100.0%		$4,762,995

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $4,731,512. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $20,206. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $258,652 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $238,446.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $24,769, which is 0.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

FDR: Fiduciary Depositary Receipt

At February 28, 2017 the Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	1,085,490	23.0%
Health Care	681,579	14.4
Consumer Discretionary	561,602	11.8
Materials	513,641	10.9
Consumer Staples	497,362	10.5
Utilities	409,196	8.7
Energy	338,948	7.2
Industrials	240,913	5.1
Telecommunication Services	214,930	4.5
Real Estate	98,820	2.1
Information Technology	83,204	1.8

Total	4,725,685	100.0%

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (e)
The Bank of New York Mellon	3/3/2017	AUD	528,000	USD	400,528	$(4,261)
RBC Capital Markets	3/3/2017	CHF	248,000	USD	251,711	4,738
The Bank of New York Mellon	3/3/2017	CHF	4,000	USD	3,994	11
The Bank of Nova Scotia	3/3/2017	DKK	40,000	USD	5,818	117
The Bank of New York Mellon	3/3/2017	EUR	1,838,000	USD	1,988,348	40,879
The Bank of New York Mellon	3/3/2017	GBP	1,202,000	USD	1,512,921	21,295
RBC Capital Markets	3/3/2017	HKD	1,992,000	USD	256,795	179
RBC Capital Markets	3/3/2017	HKD	136,000	USD	17,532	12
RBC Capital Markets	3/3/2017	JPY	10,848,000	USD	96,433	(141)
RBC Capital Markets	3/3/2017	JPY	76,000	USD	676	(1)
The Bank of Nova Scotia	3/3/2017	NOK	242,000	USD	29,418	552
The Bank of Nova Scotia	3/3/2017	NOK	2,000	USD	243	5
The Bank of Nova Scotia	3/3/2017	NZD	52,000	USD	38,091	639

The Bank of Nova Scotia	3/3/2017	NZD	1,000	USD	732	12
The Bank of New York Mellon	3/3/2017	SEK	14,000	USD	1,555	3
The Bank of Nova Scotia	3/3/2017	SEK	464,000	USD	53,140	1,728
The Bank of Nova Scotia	3/3/2017	SGD	5,000	USD	3,549	(19)
The Bank of Nova Scotia	3/3/2017	SGD	214,000	USD	151,927	(780)
The Bank of New York Mellon	3/3/2017	USD	4,552	AUD	6,000	48
The Bank of New York Mellon	3/3/2017	USD	401,322	AUD	522,000	(1,133)
RBC Capital Markets	3/3/2017	USD	247,641	CHF	248,000	(668)
The Bank of New York Mellon	3/3/2017	USD	4,060	CHF	4,000	(76)
The Bank of Nova Scotia	3/3/2017	USD	5,718	DKK	40,000	(17)
The Bank of New York Mellon	3/3/2017	USD	57,337	EUR	53,000	(1,180)
The Bank of New York Mellon	3/3/2017	USD	15,087	EUR	14,000	(253)
The Bank of New York Mellon	3/3/2017	USD	1,881,888	EUR	1,771,000	(5,409)
The Bank of New York Mellon	3/3/2017	USD	18,881	GBP	15,000	(266)
The Bank of New York Mellon	3/3/2017	USD	1,477,169	GBP	1,187,000	(4,157)
RBC Capital Markets	3/3/2017	USD	274,140	HKD	2,128,000	(4)
RBC Capital Markets	3/3/2017	USD	97,636	JPY	10,924,000	(386)
The Bank of Nova Scotia	3/3/2017	USD	29,196	NOK	244,000	(90)
The Bank of Nova Scotia	3/3/2017	USD	38,332	NZD	53,000	(160)
The Bank of New York Mellon	3/3/2017	USD	1,603	SEK	14,000	(52)
The Bank of Nova Scotia	3/3/2017	USD	51,520	SEK	464,000	(108)
The Bank of Nova Scotia	3/3/2017	USD	156,591	SGD	219,000	(316)
The Bank of New York Mellon	4/5/2017	AUD	522,000	USD	401,011	1,136
The Bank of New York Mellon	4/5/2017	AUD	1,000	USD	768	2
RBC Capital Markets	4/5/2017	CHF	244,000	USD	244,120	632
The Bank of Nova Scotia	4/5/2017	DKK	40,000	USD	5,727	16
The Bank of New York Mellon	4/5/2017	EUR	29,000	USD	30,862	85
The Bank of New York Mellon	4/5/2017	EUR	1,771,000	USD	1,884,704	5,211
JP Morgan & Chase Co.	4/5/2017	GBP	54,000	USD	67,253	183
The Bank of New York Mellon	4/5/2017	GBP	1,187,000	USD	1,478,398	4,087
RBC Capital Markets	4/5/2017	JPY	10,924,000	USD	97,776	380
The Bank of Nova Scotia	4/5/2017	NOK	244,000	USD	29,203	90
The Bank of Nova Scotia	4/5/2017	NZD	53,000	USD	38,291	158
The Bank of Nova Scotia	4/5/2017	SEK	450,000	USD	50,049	98
The Bank of Nova Scotia	4/5/2017	SGD	11,000	USD	7,868	17
The Bank of Nova Scotia	4/5/2017	SGD	219,000	USD	156,602	294
RBC Capital Markets	4/5/2017	USD	6,004	CHF	6,000	(16)
RBC Capital Markets	4/5/2017	USD	1,334	JPY	149,000	(5)
The Bank of Nova Scotia	4/5/2017	USD	2,753	NOK	23,000	(9)
The Bank of Nova Scotia	4/5/2017	USD	2,168	NZD	3,000	(9)
RBC Capital Markets	4/7/2017	HKD	2,128,000	USD	274,244	(26)
RBC Capital Markets	4/7/2017	HKD	49,000	USD	6,315	0

Total net unrealized appreciation						$63,065

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$4,714,723	$—	$—	$4,714,723
Preferred Stocks	10,962	—	—	10,962
Short-Term Investments	26,033	—	—	26,033
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	82,607	—	82,607

TOTAL	$4,751,718	$—	$—	$4,834,325

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(19,542)	$—	$(19,542)

TOTAL	$—	$(19,542)	$—	$(19,542)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.1%
Brazil - 7.8%
Ambev SA	14,551	$83,442
BB Seguridade Participacoes SA	2,163	19,899
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	5,325	32,556
CCR SA	3,793	22,056
CETIP SA - Mercados Organizados	649	9,774
Cosan SA Industria e Comercio	408	5,233
Porto Seguro SA	347	3,223

		176,183

Chile - 0.4%
Banco de Chile	74,246	8,985

China - 22.0%
Agricultural Bank of China Ltd., Class H	75,741	34,929
Bank of China Ltd., Class H	232,307	117,606
Belle International Holdings Ltd.	19,549	13,473
China Construction Bank Corp., Class H	142,390	117,208
China Pacific Insurance Group Co. Ltd., Class H	8,157	29,894
China Vanke Co. Ltd., Class H	4,102	10,304
Chongqing Changan Automobile Co. Ltd., Class B	2,600	3,671
Country Garden Holdings Co. Ltd.	16,874	12,086
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,499	4,673
Hengan International Group Co. Ltd.	2,231	19,054
Industrial & Commercial Bank of China Ltd., Class H	174,210	114,226
Jiangsu Expressway Co. Ltd., Class H	3,790	4,999
Longfor Properties Co. Ltd.	4,589	7,342
Sinopec Engineering Group Co. Ltd., Class H	3,879	3,523
Zhejiang Expressway Co. Ltd., Class H	4,484	5,043

		498,031

Czech Republic - 0.6%
Komercni banka as	238	8,557
Moneta Money Bank AS, 144A*	1,504	5,030

		13,587

Hong Kong - 2.9%
China Everbright Ltd.	2,972	5,896
China Overseas Land & Investment Ltd.	11,838	36,446
China Resources Power Holdings Co. Ltd.	5,967	10,807
Shimao Property Holdings Ltd.	3,648	5,235
Sun Art Retail Group Ltd.	7,392	7,123

		65,507

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	114	7,818

Indonesia - 1.2%
PT Gudang Garam Tbk	1,526	7,535
PT Indocement Tunggal Prakarsa Tbk	4,577	5,200
PT Surya Citra Media Tbk	18,995	4,202
PT United Tractors Tbk	5,203	9,617

		26,554

Malaysia - 3.0%
Alliance Financial Group Bhd	3,100	2,660
Axiata Group Bhd	8,898	8,878
British American Tobacco Malaysia Bhd	400	4,369
DiGi.Com Bhd	10,700	12,146
Malayan Banking Bhd	10,900	21,113
Maxis Bhd	5,900	8,385
MISC Bhd	3,500	5,849
Telekom Malaysia Bhd	3,600	4,995

		68,395

Mexico - 0.4%
Kimberly-Clark de Mexico SAB de CV, Class A	4,735	8,927

Philippines - 0.2%
Globe Telecom, Inc.	110	4,004

Poland - 1.6%
Bank Handlowy w Warszawie SA	100	1,939
Bank Pekao SA	482	16,592
Bank Zachodni WBK SA	104	8,980
Polskie Gornictwo Naftowe i Gazownictwo SA	5,497	8,450

		35,961

Qatar - 1.2%
Barwa Real Estate Co.	294	3,218
Masraf Al Rayan QSC* (d)	1,150	12,664
Qatar Electricity & Water Co. QSC* (d)	84	5,191
Qatar Islamic Bank SAQ	187	5,238

		26,311

Russia - 9.0%
Gazprom PJSC, ADR	3,429	15,295
Gazprom PJSC	26,121	59,997
LUKOIL PJSC, ADR	643	34,079
LUKOIL PJSC	679	35,917
Moscow Exchange MICEX-RTS PJSC	4,212	8,916
Rosneft Oil Co. PJSC, GDR	3,447	19,545
Rostelecom PJSC	2,772	3,709
Tatneft PJSC	4,365	25,510

		202,968

South Africa - 11.1%
Barclays Africa Group Ltd. (a)	1,316	15,244
Bidvest Group Ltd. (a)	987	11,664
Coronation Fund Managers Ltd.	704	3,613
FirstRand Ltd. (a)	10,442	39,579
Foschini Group Ltd.	659	8,157
Imperial Holdings Ltd. (a)	480	6,115
Liberty Holdings Ltd. (a)	343	2,907
Life Healthcare Group Holdings Ltd.	2,976	7,602
MMI Holdings Ltd.	3,248	6,091
Mr Price Group Ltd.	751	9,733
Nedbank Group Ltd. (a)	619	11,561
RMB Holdings Ltd.	2,213	10,698
Sanlam Ltd.	4,410	22,784
Sibanye Gold Ltd.	2,292	4,597
SPAR Group Ltd.	605	8,233
Standard Bank Group Ltd. (a)	4,011	43,790
Truworths International Ltd.	1,372	9,118
Tsogo Sun Holdings Ltd.	1,092	2,303
Vodacom Group Ltd.	1,062	12,001
Woolworths Holdings Ltd. (a)	3,065	16,356

		252,146

South Korea - 0.6%
SK Telecom Co. Ltd.	63	12,898

Taiwan - 27.8%
Advanced Semiconductor Engineering, Inc.	20,117	24,980
Catcher Technology Co. Ltd.	2,026	16,947
Cathay Financial Holding Co. Ltd.	25,285	39,709
Cheng Shin Rubber Industry Co. Ltd.	6,086	12,935
Chicony Electronics Co. Ltd.	1,727	4,070
Chunghwa Telecom Co. Ltd.	11,822	39,248
Compal Electronics, Inc.	12,735	7,979
CTBC Financial Holding Co. Ltd.	54,638	32,633
Delta Electronics, Inc.	6,012	33,461
Far EasTone Telecommunications Co. Ltd.	5,047	12,156
Feng TAY Enterprise Co. Ltd.	1,048	4,434
First Financial Holding Co. Ltd.	28,937	17,095
Formosa Plastics Corp.	12,869	38,787
Formosa Taffeta Co. Ltd.	2,429	2,467
Foxconn Technology Co. Ltd.	2,886	8,614
Fubon Financial Holding Co. Ltd.	20,615	33,382
Highwealth Construction Corp.	2,607	4,234
Hon Hai Precision Industry Co. Ltd.	40,000	116,523
Hotai Motor Co. Ltd.	764	8,741
Hua Nan Financial Holdings Co. Ltd.	21,782	11,982
Inventec Corp.	7,880	5,848
MediaTek, Inc.	4,663	33,997
Merida Industry Co. Ltd.	659	3,368
Micro-Star International Co. Ltd.	2,107	4,876
Nanya Technology Corp.	2,137	3,165
Novatek Microelectronics Corp.	1,810	6,775
Phison Electronics Corp.	469	4,114
Pou Chen Corp.	7,045	9,562
Realtek Semiconductor Corp.	1,421	5,296

Ruentex Industries Ltd.	1,795	3,406
Siliconware Precision Industries Co. Ltd.	6,653	10,481
Taiwan Mobile Co. Ltd.	5,049	17,748
Transcend Information, Inc.	678	1,904
Uni-President Enterprises Corp.	15,022	26,696
Vanguard International Semiconductor Corp.	2,825	5,581
Yuanta Financial Holding Co. Ltd.	30,288	12,816
Zhen Ding Technology Holding Ltd.	1,257	3,130

		629,140

Thailand - 4.0%
Advanced Info Service PCL, NVDR	3,216	15,386
Bangkok Bank PCL	700	3,560
Delta Electronics Thailand PCL, NVDR	1,547	4,100
Glow Energy PCL, NVDR	1,472	3,289
Krung Thai Bank PCL, NVDR	9,823	5,516
PTT Global Chemical PCL, NVDR	6,425	13,115
Siam Cement PCL	800	11,826
Siam Cement PCL, NVDR	355	5,248
Siam Commercial Bank PCL, NVDR	6,226	27,468

		89,508

Turkey - 1.0%
Eregli Demir ve Celik Fabrikalari TAS	4,313	7,040
Tofas Turk Otomobil Fabrikasi AS	384	2,868
Tupras Turkiye Petrol Rafinerileri AS	403	9,430
Turkiye Sise ve Cam Fabrikalari AS	2,231	2,403

		21,741

United Arab Emirates - 3.0%
Abu Dhabi Commercial Bank PJSC	6,543	12,631
Aldar Properties PJSC	9,689	6,332
Dubai Islamic Bank PJSC	3,874	6,593
Emaar Malls PJSC	6,540	4,666
Emirates Telecommunications Group Co. PJSC	5,446	26,099
First Gulf Bank PJSC	3,027	11,251

		67,572

TOTAL COMMON STOCKS
(Cost $2,082,619)		2,216,236

PREFERRED STOCKS - 1.3%
Russia - 0.5%
Surgutneftegas OJSC	21,454	11,698

South Korea - 0.8%
Hyundai Motor Co.	71	6,147
Hyundai Motor Co. - 2nd Preferred	118	10,644

		16,791

TOTAL PREFERRED STOCKS
(Cost $26,878)		28,489

RIGHTS - 0.0%
Taiwan - 0.0%
Advanced Semiconductor Engineering, Inc., expires 03/21/17*
(Cost $0)	610	77

SECURITIES LENDING COLLATERAL - 6.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $142,855)	142,855	142,855

TOTAL INVESTMENTS - 105.7%
(Cost $2,252,352)†		$2,387,657
Other assets and liabilities, net - (5.7%)		(128,627)

NET ASSETS - 100.0%		$2,259,030

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,263,839. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $123,818. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $183,958 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $60,140.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $93,569, which is 4.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Company declared its annual dividend during the 12-month period ended February 28, 2017; the scheduled payment date was subsequent to February 28, 2017.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017 the Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	956,789	42.6%
Information Technology	301,918	13.4
Energy	242,588	10.8
Telecommunication Services	177,654	7.9
Consumer Staples	165,380	7.4
Consumer Discretionary	142,372	6.4
Real Estate	89,862	4.0
Materials	85,813	3.8
Industrials	55,537	2.5
Utilities	19,287	0.9
Health Care	7,602	0.3

Total	2,244,802	100.0%

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (e)
The Bank of Nova Scotia	3/3/2017	BRL	47,000	USD	14,817	$(279)
The Bank of Nova Scotia	3/3/2017	BRL	480,000	USD	151,446	(2,728)
The Bank of Nova Scotia	3/3/2017	CLP	311,000	USD	480	1
The Bank of Nova Scotia	3/3/2017	CLP	5,390,000	USD	8,317	29
The Bank of Nova Scotia	3/3/2017	CZK	16,000	USD	640	13
The Bank of Nova Scotia	3/3/2017	CZK	315,000	USD	12,615	263
The Bank of Nova Scotia	3/3/2017	HKD	3,831,000	USD	493,854	331
The Bank of Nova Scotia	3/3/2017	HKD	267,000	USD	34,419	23
The Bank of Nova Scotia	3/3/2017	HUF	2,667,000	USD	9,296	127
The Bank of Nova Scotia	3/3/2017	HUF	57,000	USD	199	3
The Bank of Nova Scotia	3/3/2017	IDR	332,936,000	USD	24,832	(125)
The Bank of Nova Scotia	3/3/2017	IDR	29,121,000	USD	2,173	(10)

The Bank of Nova Scotia	3/3/2017	MXN	193,000	USD	9,259	(343)
The Bank of Nova Scotia	3/3/2017	MXN	15,000	USD	719	(27)
The Bank of Nova Scotia	3/3/2017	MYR	21,000	USD	4,712	(17)
The Bank of Nova Scotia	3/3/2017	MYR	298,000	USD	67,042	(65)
The Bank of Nova Scotia	3/3/2017	PHP	196,000	USD	3,936	33
The Bank of Nova Scotia	3/3/2017	PLN	126,000	USD	31,476	486
The Bank of Nova Scotia	3/3/2017	PLN	13,000	USD	3,246	49
The Bank of Nova Scotia	3/3/2017	RUB	14,242,000	USD	235,295	(8,625)
The Bank of Nova Scotia	3/3/2017	RUB	693,000	USD	11,518	(351)
The Bank of Nova Scotia	3/3/2017	THB	2,785,000	USD	79,269	(515)
The Bank of Nova Scotia	3/3/2017	THB	279,000	USD	7,941	(51)
The Bank of Nova Scotia	3/3/2017	TRY	67,000	USD	17,609	(786)
The Bank of Nova Scotia	3/3/2017	TRY	10,000	USD	2,626	(119)
The Bank of Nova Scotia	3/3/2017	TWD	18,062,000	USD	576,214	(11,741)
The Bank of Nova Scotia	3/3/2017	TWD	965,000	USD	30,772	(641)
The Bank of Nova Scotia	3/3/2017	USD	170,066	BRL	527,000	(796)
The Bank of Nova Scotia	3/3/2017	USD	8,775	CLP	5,701,000	(9)
The Bank of Nova Scotia	3/3/2017	USD	13,017	CZK	331,000	(37)
The Bank of Nova Scotia	3/3/2017	USD	527,926	HKD	4,098,000	(7)
The Bank of Nova Scotia	3/3/2017	USD	9,384	HUF	2,724,000	(19)
The Bank of Nova Scotia	3/3/2017	USD	27,145	IDR	362,057,000	(5)
The Bank of Nova Scotia	3/3/2017	USD	10,404	MXN	208,000	(56)
The Bank of Nova Scotia	3/3/2017	USD	71,839	MYR	319,000	(4)
The Bank of Nova Scotia	3/3/2017	USD	3,901	PHP	196,000	2
The Bank of Nova Scotia	3/3/2017	USD	34,234	PLN	139,000	(46)
The Bank of Nova Scotia	3/3/2017	USD	255,578	RUB	14,935,000	212
The Bank of Nova Scotia	3/3/2017	USD	87,869	THB	3,064,000	(92)
The Bank of Nova Scotia	3/3/2017	USD	21,226	TRY	77,000	(86)
The Bank of Nova Scotia	3/3/2017	USD	619,368	TWD	19,027,000	(1)
The Bank of Nova Scotia	3/3/2017	USD	260,780	ZAR	3,411,000	(890)
The Bank of Nova Scotia	3/3/2017	ZAR	3,338,000	USD	246,374	(7,954)
The Bank of Nova Scotia	3/3/2017	ZAR	73,000	USD	5,386	(176)
The Bank of Nova Scotia	3/6/2017	AED	13,000	USD	3,538	(2)
The Bank of Nova Scotia	3/6/2017	AED	239,000	USD	65,053	(23)
The Bank of Nova Scotia	3/6/2017	KRW	1,273,000	USD	1,103	(23)
The Bank of Nova Scotia	3/6/2017	KRW	31,425,000	USD	27,018	(775)
The Bank of Nova Scotia	3/6/2017	QAR	92,000	USD	25,238	(26)
The Bank of Nova Scotia	3/6/2017	QAR	13,000	USD	3,562	(8)
The Bank of Nova Scotia	3/6/2017	USD	68,618	AED	252,000	(2)
The Bank of Nova Scotia	3/6/2017	USD	28,954	KRW	32,698,000	(35)
The Bank of Nova Scotia	3/6/2017	USD	28,836	QAR	105,000	(2)
The Bank of Nova Scotia	4/5/2017	AED	252,000	USD	68,603	(3)
The Bank of Nova Scotia	4/5/2017	BRL	527,000	USD	168,564	656
The Bank of Nova Scotia	4/5/2017	BRL	26,000	USD	8,280	(4)
The Bank of Nova Scotia	4/5/2017	CLP	5,701,000	USD	8,748	(1)
The Bank of Nova Scotia	4/5/2017	CLP	223,000	USD	342	0
The Bank of Nova Scotia	4/5/2017	CZK	18,000	USD	709	1
The Bank of Nova Scotia	4/5/2017	CZK	331,000	USD	13,037	29

The Bank of Nova Scotia	4/5/2017	HUF	2,724,000	USD	9,392	17
The Bank of Nova Scotia	4/5/2017	IDR	362,057,000	USD	27,051	15
The Bank of Nova Scotia	4/5/2017	KRW	32,698,000	USD	28,963	36
The Bank of Nova Scotia	4/5/2017	KRW	581,000	USD	514	0
The Bank of Nova Scotia	4/5/2017	MXN	208,000	USD	10,352	57
The Bank of Nova Scotia	4/5/2017	MYR	319,000	USD	71,645	(62)
The Bank of Nova Scotia	4/5/2017	PHP	196,000	USD	3,884	(14)
The Bank of Nova Scotia	4/5/2017	PLN	139,000	USD	34,213	45
The Bank of Nova Scotia	4/5/2017	PLN	11,000	USD	2,707	3
The Bank of Nova Scotia	4/5/2017	QAR	105,000	USD	28,816	(9)
The Bank of Nova Scotia	4/5/2017	RUB	14,935,000	USD	252,980	(577)
The Bank of Nova Scotia	4/5/2017	THB	49,000	USD	1,405	2
The Bank of Nova Scotia	4/5/2017	THB	3,064,000	USD	87,819	73
The Bank of Nova Scotia	4/5/2017	TRY	1,000	USD	273	1
The Bank of Nova Scotia	4/5/2017	TRY	77,000	USD	21,032	95
The Bank of Nova Scotia	4/5/2017	USD	1,634	AED	6,000	0
The Bank of Nova Scotia	4/5/2017	USD	1,374	HUF	398,000	(4)
The Bank of Nova Scotia	4/5/2017	USD	455	IDR	6,079,000	(1)
The Bank of Nova Scotia	4/5/2017	USD	1,344	MXN	27,000	(7)
The Bank of Nova Scotia	4/5/2017	USD	2,928	MYR	13,000	(5)
The Bank of Nova Scotia	4/5/2017	USD	1,921	QAR	7,000	0
The Bank of Nova Scotia	4/5/2017	USD	36,754	RUB	2,163,000	(32)
The Bank of Nova Scotia	4/5/2017	USD	3,650	ZAR	48,000	(15)
The Bank of Nova Scotia	4/5/2017	ZAR	3,411,000	USD	259,263	936
The Bank of Nova Scotia	4/7/2017	HKD	4,098,000	USD	528,130	(47)
The Bank of Nova Scotia	4/7/2017	HKD	311,000	USD	40,084	1
The Bank of Nova Scotia	4/7/2017	TWD	379,000	USD	12,325	(28)
The Bank of Nova Scotia	4/7/2017	TWD	19,027,000	USD	620,277	110

Total net unrealized depreciation						$(34,657)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,216,236	$—	$—	$2,216,236
Preferred Stocks (f)	28,489	—	—	28,489
Rights	77	—	—	77
Short-Term Investments	142,855	—	—	142,855
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$3,649	$—	$3,649

TOTAL	$2,387,657	$3,649	$—	$2,391,306

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(38,306)	$—	$(38,306)

TOTAL	$—	$(38,306)	$—	$(38,306)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Belgium - 3.3%
Ageas	2,136	$81,102

Finland - 20.9%
Elisa OYJ	1,561	52,043
Fortum OYJ (a)	4,876	74,850
Metso OYJ	1,221	36,077
Nokian Renkaat OYJ	1,250	49,169
Sampo OYJ, Class A	2,568	117,010
Stora Enso OYJ, Class R	6,047	64,959
UPM-Kymmene OYJ	5,048	119,952

		514,060

France - 16.0%
AXA SA	4,917	116,006
Bouygues SA	2,285	88,042
CNP Assurances	1,859	34,435
Edenred	2,310	52,272
Eutelsat Communications SA	1,891	37,172
SCOR SE	1,789	64,610

		392,537

Germany - 26.1%
Allianz SE	714	124,203
Axel Springer SE	467	24,420
Bayerische Motoren Werke AG	1,167	104,308
Daimler AG	1,650	119,984
HUGO BOSS AG	733	50,460
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	619	116,989
ProSiebenSat.1 Media SE	2,557	102,545

		642,909

Italy - 12.8%
Atlantia SpA	4,527	105,990
Snam SpA	26,888	107,104
Terna Rete Elettrica Nazionale SpA	16,545	76,631
UnipolSai SpA	12,260	25,977

		315,702

Luxembourg - 3.3%
SES SA	3,998	81,597

Netherlands - 1.5%
Boskalis Westminster	986	35,933

Portugal - 3.3%
EDP - Energias de Portugal SA	26,078	80,643

Spain - 12.0%
Enagas SA	2,490	61,186
Endesa SA	3,486	74,212
Gas Natural SDG SA	3,845	74,849
Red Electrica Corp. SA	4,749	85,755

		296,002

TOTAL COMMON STOCKS
(Cost $2,504,816)		2,440,485

PREFERRED STOCK - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG
(Cost $15,740)	191	14,243

SECURITIES LENDING COLLATERAL - 2.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $70,680)	70,680	70,680

TOTAL INVESTMENTS - 102.7%
(Cost $2,591,236)†		$2,525,408
Other assets and liabilities, net - (2.7%)		(64,799)

NET ASSETS - 100.0%		$2,460,609

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $2,600,541. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $75,133. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $88,332 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $163,465.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $67,559, which is 2.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At February 28, 2017 the Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	680,332	27.7%
Consumer Discretionary	583,897	23.8
Utilities	466,941	19.0
Industrials	318,314	13.0
Materials	184,911	7.5
Energy	168,290	6.9
Telecommunication Services	52,043	2.1

Total	2,454,728	100.0%

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (d)
The Bank of Nova Scotia	3/3/2017	EUR	2,370,000	USD	2,563,795	$52,640
The Bank of Nova Scotia	3/3/2017	USD	103,863	EUR	96,000	(2,146)
The Bank of Nova Scotia	3/3/2017	USD	2,416,352	EUR	2,274,000	(6,915)
The Bank of Nova Scotia	4/5/2017	EUR	2,274,000	USD	2,419,991	6,684
The Bank of Nova Scotia	4/5/2017	EUR	36,000	USD	38,148	(57)
The Bank of Nova Scotia	4/5/2017	USD	8,513	EUR	8,000	(23)

Total net unrealized appreciation						$50,183

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,440,485	$—	$—	$2,440,485
Preferred Stocks	14,243	—	—	14,243
Short-Term Investments	70,680	—	—	70,680
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	59,324	—	59,324

TOTAL	$2,525,408	$59,324	$—	$2,584,732

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(9,141)	$—	$(9,141)

TOTAL	$—	$(9,141)	$—	$(9,141)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 15.3%
Astro Japan Property Group REIT	490	$2,277
BWP Trust REIT	4,176	9,125
Charter Hall Retail REIT	2,847	9,364
Dexus Property Group REIT	8,321	60,224
Gateway Lifestyle (a)	2,527	4,146
Goodman Group REIT	13,800	79,883
GPT Group REIT	15,554	58,792
Investa Office Fund REIT	5,287	18,930
Scentre Group REIT	46,140	154,237
Westfield Corp. REIT	16,566	111,770

		508,748

Austria - 1.2%
BUWOG AG*	614	15,332
CA Immobilien Anlagen AG*	635	12,445
IMMOFINANZ AG*	7,562	13,763

		41,540

Belgium - 0.9%
Befimmo SA REIT	197	10,878
Cofinimmo SA REIT	173	19,207

		30,085

Brazil - 0.7%
BR Malls Participacoes SA*	4,615	22,133

Canada - 3.9%
Artis Real Estate Investment Trust REIT	631	6,171
Boardwalk Real Estate Investment Trust REIT	201	6,730
Canadian Apartment Properties REIT	573	13,874
Canadian Real Estate Investment Trust REIT	310	11,623
Crombie Real Estate Investment Trust REIT	381	3,953
Dream Office Real Estate Investment Trust REIT	473	6,670
First Capital Realty, Inc.	1,193	18,791
H&R Real Estate Investment Trust REIT	1,200	21,322
RioCan Real Estate Investment Trust REIT	1,371	27,540
Smart Real Estate Investment Trust REIT	551	13,868

		130,542

France - 10.5%
Fonciere Des Regions REIT	426	35,071
Gecina SA REIT	350	44,532
Klepierre REIT	1,798	66,792
Mercialys SA REIT	477	8,616
Unibail-Rodamco SE REIT	861	196,430

		351,441

Germany - 1.3%
LEG Immobilien AG*	544	44,831

Hong Kong - 8.6%
Champion REIT	18,213	10,464
Hang Lung Properties Ltd.	17,577	44,379
Hongkong Land Holdings Ltd.	10,200	69,666
Hysan Development Co. Ltd.	5,534	25,806
Link REIT	19,134	131,990
Prosperity REIT	10,208	4,182

		286,487

Italy - 0.2%
Beni Stabili SpA SIIQ REIT*	9,051	5,657
Immobiliare Grande Distribuzione SIIQ SpA REIT	2,956	2,318

		7,975

Japan - 24.7%
Activia Properties, Inc. REIT	6	29,641
Aeon Mall Co. Ltd.	1,000	15,354
AEON REIT Investment Corp. REIT	9	9,966
Daibiru Corp.	500	4,553
Daiwa Office Investment Corp. REIT	3	15,889
Frontier Real Estate Investment Corp. REIT	4	18,230
Fukuoka REIT Corp. REIT	6	9,458
Global One Real Estate Investment Corp. REIT	2	7,415
Hankyu Reit, Inc. REIT	5	6,894
Heiwa Real Estate Co. Ltd.	300	4,227
Hoshino Resorts REIT, Inc. REIT	1	5,314
Hulic Co. Ltd.	4,200	39,964
Hulic Reit, Inc. REIT	8	13,238
Ichigo Hotel REIT Investment Corp. REIT	2	2,186
Japan Excellent, Inc. REIT	11	14,266
Japan Prime Realty Investment Corp. REIT	8	31,759
Japan Real Estate Investment Corp. REIT	11	60,608
Japan Rental Housing Investments, Inc. REIT	14	10,405
Japan Retail Fund Investment Corp. REIT	22	44,256
Kenedix Office Investment Corp. REIT	4	23,784
Kenedix Residential Investment Corp. REIT	3	8,412

Kenedix Retail REIT Corp. REIT	3	7,100
Leopalace21 Corp.	2,300	12,079
MCUBS MidCity Investment Corp. REIT	2	6,053
Mitsui Fudosan Co. Ltd.	8,671	196,274
Mori Hills REIT Investment Corp. REIT	12	16,481
Mori Trust Sogo Reit, Inc. REIT	8	13,110
Nippon Building Fund, Inc. REIT	12	67,079
NTT Urban Development Corp.	900	8,275
Orix JREIT, Inc. REIT	22	34,641
Premier Investment Corp. REIT	10	11,474
Tokyu Fudosan Holdings Corp.	4,400	25,066
Tokyu REIT, Inc. REIT	8	10,133
United Urban Investment Corp. REIT	26	40,408

		823,992

Malaysia - 0.2%
KLCCP Stapled Group (a)	2,900	5,095

Netherlands - 1.2%
Atrium European Real Estate Ltd.	1,484	6,054
Eurocommercial Properties NV	414	14,658
Vastned Retail NV REIT	165	5,873
Wereldhave NV REIT	344	15,026

		41,611

New Zealand - 1.0%
Argosy Property Ltd.	7,258	5,228
Goodman Property Trust REIT	8,985	8,122
Kiwi Property Group Ltd.	11,103	11,436
Precinct Properties New Zealand Ltd.	8,871	7,764

		32,550

Philippines - 2.0%
Robinsons Land Corp.	13,900	6,560
SM Prime Holdings, Inc.	100,085	58,598

		65,158

Singapore - 7.9%
Ascendas Real Estate Investment Trust REIT	20,300	36,214
Cambridge Industrial Trust REIT	9,700	3,980
CapitaLand Commercial Trust REIT	18,300	20,371
CapitaLand Ltd.	22,400	58,182
CapitaLand Mall Trust REIT	23,200	32,613
Frasers Commercial Trust REIT	5,200	4,712
Global Logistic Properties Ltd.	25,600	48,591
GuocoLand Ltd.	2,337	3,068
Keppel REIT	15,400	11,374
Mapletree Logistics Trust REIT	13,200	10,126
Starhill Global REIT	12,000	6,336
Suntec Real Estate Investment Trust REIT	22,000	27,159

		262,726

South Africa - 2.0%
Growthpoint Properties Ltd. REIT (b)	20,111	40,598
Hyprop Investments Ltd. REIT	1,852	17,712
SA Corporate Real Estate Ltd. REIT	15,896	6,798

		65,108

Sweden - 1.8%
Castellum AB	2,353	31,881
Fabege AB	1,211	20,432
Kungsleden AB	1,352	7,766

		60,079

Switzerland - 2.6%
PSP Swiss Property AG	349	32,525
Swiss Prime Site AG*	619	53,743

		86,268

Thailand - 0.6%
Central Pattana PCL, NVDR	11,700	18,436

Turkey - 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT	4,228	1,801

United Kingdom - 12.7%
Big Yellow Group PLC REIT	1,310	11,883
British Land Co. PLC REIT	8,867	67,941
Capital & Counties Properties PLC	6,468	23,588
Derwent London PLC REIT	960	33,592
Grainger PLC	3,579	11,249
Great Portland Estates PLC REIT	2,956	23,768
Hammerson PLC REIT	6,796	49,627
Intu Properties PLC REIT	7,756	27,611
Land Securities Group PLC REIT	6,942	91,825
Segro PLC REIT	7,180	43,994
Shaftesbury PLC REIT	2,388	27,128
Workspace Group PLC REIT	1,041	10,256

		422,462

TOTAL COMMON STOCKS
(Cost $3,452,776)		3,309,068

SECURITIES LENDING COLLATERAL - 1.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $40,055)	40,055	40,055

TOTAL INVESTMENTS - 100.6%
(Cost $3,492,831)†		$3,349,123
Other assets and liabilities, net - (0.6%)		(18,731)

NET ASSETS - 100.0%		$3,330,392

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,544,319. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $195,196. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $122,040 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $317,236.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $36,754, which is 1.1% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust

At February 28, 2017 the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Diversified	1,229,642	37.2%
Real Estate Operations/Development	664,948	20.1
Shopping Centers	655,142	19.8
Office Property	381,476	11.5
Real Estate Management/Services	303,133	9.2
Apartments	39,421	1.2
Storage	11,883	0.3
Warehouse/Industry	9,125	0.3
Hotels	7,500	0.2
Property Trust	6,798	0.2

Total	3,309,068	100.0%

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
The Bank of Nova Scotia	3/3/2017	AUD	697,000	USD	528,744	$(5,607)
The Bank of Nova Scotia	3/3/2017	BRL	9,000	USD	2,833	(58)
The Bank of Nova Scotia	3/3/2017	BRL	56,000	USD	17,669	(318)
The Bank of Nova Scotia	3/3/2017	BRL	3,000	USD	943	(20)
The Bank of Nova Scotia	3/3/2017	CAD	175,000	USD	134,267	2,507
The Bank of Nova Scotia	3/3/2017	CHF	84,000	USD	85,254	1,602
The Bank of Nova Scotia	3/3/2017	EUR	5,000	USD	5,381	83
The Bank of Nova Scotia	3/3/2017	EUR	520,000	USD	562,520	11,550
The Bank of Nova Scotia	3/3/2017	GBP	342,000	USD	430,465	6,059
The Bank of Nova Scotia	3/3/2017	HKD	96,000	USD	12,378	11
The Bank of Nova Scotia	3/3/2017	HKD	1,571,000	USD	202,518	136
The Bank of Nova Scotia	3/3/2017	HKD	48,000	USD	6,188	4
The Bank of Nova Scotia	3/3/2017	JPY	98,674,000	USD	877,149	(1,287)
The Bank of Nova Scotia	3/3/2017	MYR	24,000	USD	5,399	(5)
The Bank of Nova Scotia	3/3/2017	NZD	45,000	USD	32,963	553

The Bank of Nova Scotia	3/3/2017	NZD	1,000	USD	732	12
The Bank of Nova Scotia	3/3/2017	PHP	42,000	USD	843	6
The Bank of Nova Scotia	3/3/2017	PHP	3,296,000	USD	66,045	416
The Bank of Nova Scotia	3/3/2017	PHP	80,000	USD	1,600	7
The Bank of Nova Scotia	3/3/2017	SEK	563,000	USD	64,478	2,097
The Bank of Nova Scotia	3/3/2017	SGD	341,000	USD	242,090	(1,243)
The Bank of Nova Scotia	3/3/2017	SGD	16,000	USD	11,349	(68)
The Bank of Nova Scotia	3/3/2017	THB	678,000	USD	19,298	(125)
The Bank of Nova Scotia	3/3/2017	TRY	7,000	USD	1,840	(82)
The Bank of Nova Scotia	3/3/2017	USD	34,087	AUD	45,000	412
The Bank of Nova Scotia	3/3/2017	USD	756	AUD	1,000	11
The Bank of Nova Scotia	3/3/2017	USD	500,521	AUD	651,000	(1,436)
The Bank of Nova Scotia	3/3/2017	USD	21,944	BRL	68,000	(103)
The Bank of Nova Scotia	3/3/2017	USD	764	CAD	1,000	(11)
The Bank of Nova Scotia	3/3/2017	USD	3,834	CAD	5,000	(69)
The Bank of Nova Scotia	3/3/2017	USD	127,600	CAD	169,000	(357)
The Bank of Nova Scotia	3/3/2017	USD	1,013	CHF	1,000	(17)
The Bank of Nova Scotia	3/3/2017	USD	81,881	CHF	82,000	(221)
The Bank of Nova Scotia	3/3/2017	USD	1,008	CHF	1,000	(12)
The Bank of Nova Scotia	3/3/2017	USD	37,788	EUR	35,000	(703)
The Bank of Nova Scotia	3/3/2017	USD	520,674	EUR	490,000	(1,490)
The Bank of Nova Scotia	3/3/2017	USD	26,390	GBP	21,000	(330)
The Bank of Nova Scotia	3/3/2017	USD	398,208	GBP	320,000	(1,103)
The Bank of Nova Scotia	3/3/2017	USD	1,264	GBP	1,000	(23)
The Bank of Nova Scotia	3/3/2017	USD	220,935	HKD	1,715,000	(3)
The Bank of Nova Scotia	3/3/2017	USD	3,301	JPY	374,000	29
The Bank of Nova Scotia	3/3/2017	USD	847,522	JPY	94,825,000	(3,352)
The Bank of Nova Scotia	3/3/2017	USD	30,852	JPY	3,475,000	84
The Bank of Nova Scotia	3/3/2017	USD	5,180	MYR	23,000	0
The Bank of Nova Scotia	3/3/2017	USD	225	MYR	1,000	0
The Bank of Nova Scotia	3/3/2017	USD	33,270	NZD	46,000	(139)
The Bank of Nova Scotia	3/3/2017	USD	68,047	PHP	3,418,000	12
The Bank of Nova Scotia	3/3/2017	USD	60,514	SEK	545,000	(126)
The Bank of Nova Scotia	3/3/2017	USD	457	SEK	4,000	(14)
The Bank of Nova Scotia	3/3/2017	USD	1,601	SEK	14,000	(50)
The Bank of Nova Scotia	3/3/2017	USD	253,834	SGD	355,000	(511)
The Bank of Nova Scotia	3/3/2017	USD	1,414	SGD	2,000	13
The Bank of Nova Scotia	3/3/2017	USD	399	THB	14,000	2
The Bank of Nova Scotia	3/3/2017	USD	18,354	THB	640,000	(19)
The Bank of Nova Scotia	3/3/2017	USD	684	THB	24,000	4
The Bank of Nova Scotia	3/3/2017	USD	263	TRY	1,000	12
The Bank of Nova Scotia	3/3/2017	USD	1,654	TRY	6,000	(7)
The Bank of Nova Scotia	3/3/2017	USD	148	ZAR	2,000	5
The Bank of Nova Scotia	3/3/2017	USD	63,303	ZAR	828,000	(216)
The Bank of Nova Scotia	3/3/2017	USD	1,481	ZAR	20,000	42
The Bank of Nova Scotia	3/3/2017	ZAR	850,000	USD	62,738	(2,025)
The Bank of Nova Scotia	4/5/2017	AUD	651,000	USD	500,124	1,430
The Bank of Nova Scotia	4/5/2017	AUD	13,000	USD	9,987	28
The Bank of Nova Scotia	4/5/2017	BRL	68,000	USD	21,750	85

The Bank of Nova Scotia	4/5/2017	CAD	169,000	USD	127,629	354
The Bank of Nova Scotia	4/5/2017	CAD	4,000	USD	3,021	8
The Bank of Nova Scotia	4/5/2017	CHF	5,000	USD	5,003	13
The Bank of Nova Scotia	4/5/2017	CHF	82,000	USD	82,039	211
The Bank of Nova Scotia	4/5/2017	EUR	490,000	USD	521,458	1,440
The Bank of Nova Scotia	4/5/2017	EUR	1,000	USD	1,064	3
The Bank of Nova Scotia	4/5/2017	GBP	18,000	USD	22,417	60
The Bank of Nova Scotia	4/5/2017	GBP	320,000	USD	398,538	1,082
The Bank of Nova Scotia	4/5/2017	JPY	94,825,000	USD	848,713	3,277
The Bank of Nova Scotia	4/5/2017	MYR	23,000	USD	5,166	(5)
The Bank of Nova Scotia	4/5/2017	NZD	46,000	USD	33,234	137
The Bank of Nova Scotia	4/5/2017	PHP	3,418,000	USD	67,750	(214)
The Bank of Nova Scotia	4/5/2017	SEK	545,000	USD	60,614	119
The Bank of Nova Scotia	4/5/2017	SGD	355,000	USD	253,852	476
The Bank of Nova Scotia	4/5/2017	SGD	15,000	USD	10,729	23
The Bank of Nova Scotia	4/5/2017	THB	640,000	USD	18,343	15
The Bank of Nova Scotia	4/5/2017	TRY	6,000	USD	1,639	7
The Bank of Nova Scotia	4/5/2017	USD	12,673	JPY	1,416,000	(49)
The Bank of Nova Scotia	4/5/2017	USD	1,445	NZD	2,000	(6)
The Bank of Nova Scotia	4/5/2017	USD	3,279	PHP	165,000	2
The Bank of Nova Scotia	4/5/2017	ZAR	828,000	USD	62,935	227
The Bank of Nova Scotia	4/5/2017	ZAR	30,000	USD	2,281	9
The Bank of Nova Scotia	4/7/2017	HKD	1,715,000	USD	221,021	(20)

Total net unrealized appreciation						$13,231

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,309,068	$—	$—	$3,309,068
Short-Term Investments	40,055	—	—	40,055
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	34,675	—	34,675

TOTAL	$3,349,123	$34,675	$—	$3,383,798

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(21,444)	$—	$(21,444)

TOTAL	$—	$(21,444)	$—	$(21,444)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 17.1%
ABC-Mart, Inc.	200	$12,102
Aisin Seiki Co. Ltd.	1,000	49,873
Asics Corp.	1,300	23,017
Bandai Namco Holdings, Inc.	1,300	37,588
Bridgestone Corp.	3,900	156,195
Casio Computer Co. Ltd.	900	12,203
CyberAgent, Inc.	600	16,758
Daiichikosho Co. Ltd.	300	12,495
Denso Corp.	2,700	120,467
Dentsu, Inc.	1,300	72,271
Don Quijote Holdings Co. Ltd.	700	24,901
Eagle Industry Co. Ltd.	100	1,447
Fast Retailing Co. Ltd.	200	63,440
Fuji Heavy Industries Ltd.	3,400	127,844
Geo Holdings Corp.	200	2,424
Hakuhodo DY Holdings, Inc.	1,400	17,280
Haseko Corp.	1,300	15,453
Heiwa Corp.	400	10,868
Hikari Tsushin, Inc.	100	9,831
HIS Co. Ltd.	100	2,662
Honda Motor Co. Ltd.	8,900	277,536
Iida Group Holdings Co. Ltd.	900	15,284
Isuzu Motors Ltd.	3,200	43,001
Izumi Co. Ltd.	200	8,973
J. Front Retailing Co. Ltd.	1,300	20,055
Koito Manufacturing Co. Ltd.	600	31,050
K’s Holdings Corp.	500	8,929
Mazda Motor Corp.	3,500	49,301
Mitsuba Corp.	200	3,807
NGK Spark Plug Co. Ltd.	1,000	22,729
NHK Spring Co. Ltd.	1,500	17,214
Nifco, Inc.	200	10,278
Nikon Corp.	1,900	29,158
Nippon Television Holdings, Inc.	1,000	17,858
Nissan Motor Co. Ltd.	13,600	134,438
Nissin Kogyo Co. Ltd.	300	5,355
Nitori Holdings Co. Ltd.	500	58,453
NOK Corp.	600	13,750
Oriental Land Co. Ltd.	1,200	67,698
Panasonic Corp.	12,600	138,855
Pressance Corp.	200	2,445
Rakuten, Inc.	5,900	58,691
Resorttrust, Inc.	500	9,206
Rinnai Corp.	200	16,195
Ryohin Keikaku Co. Ltd.	200	42,454
Sanrio Co. Ltd.	400	7,955
Sekisui Chemical Co. Ltd.	2,600	43,107
Sekisui House Ltd.	3,900	62,586
Seria Co. Ltd.	100	7,901
Shimamura Co. Ltd.	100	12,995
Shimano, Inc.	500	74,183
Stanley Electric Co. Ltd.	800	22,630
Start Today Co. Ltd.	1,000	20,986
Starts Corp., Inc.	200	4,317
Sumitomo Electric Industries Ltd.	4,300	70,312
Sumitomo Forestry Co. Ltd.	1,000	14,613
Sumitomo Rubber Industries Ltd.	1,200	19,885
Suzuki Motor Corp.	2,200	86,399
Takashimaya Co. Ltd.	2,000	18,072
Toho Co. Ltd.	700	19,895
Toyo Tire & Rubber Co. Ltd.	600	9,765
Toyoda Gosei Co. Ltd.	400	10,239
Toyota Industries Corp.	1,000	48,979
Toyota Motor Corp.	4,446	252,927
TS Tech Co. Ltd.	300	7,875
United Arrows Ltd.	100	3,159
Usen Corp.	500	2,056
USS Co. Ltd.	1,300	22,355
VT HOLDINGS Co. Ltd.	500	2,351
Yamaha Corp.	700	18,313
Yamaha Motor Co. Ltd.	1,600	37,167
Yokohama Rubber Co. Ltd.	700	13,977

		2,806,831

Consumer Staples - 8.6%
Aeon Co. Ltd. (a)	4,400	65,871
Ain Holdings, Inc.	100	7,213
Ajinomoto Co., Inc.	2,600	52,844
Asahi Group Holdings Ltd.	2,300	81,590
Calbee, Inc.	500	17,026
Ci:z Holdings Co. Ltd.	200	5,890

Cosmos Pharmaceutical Corp.	100	19,145
Create SD Holdings Co. Ltd.	200	4,619
Ezaki Glico Co. Ltd.	300	14,479
FamilyMart UNY Holdings Co. Ltd.	400	24,525
Ito En Ltd.	400	13,728
Japan Tobacco, Inc.	5,200	174,611
Kao Corp.	3,000	155,544
Kewpie Corp.	600	16,029
Kikkoman Corp.	1,000	30,254
Kirin Holdings Co. Ltd.	5,200	89,885
Kobayashi Pharmaceutical Co. Ltd.	300	13,943
Kose Corp.	200	17,196
Kusuri no Aoki Holdings Co. Ltd.	100	4,420
Lawson, Inc. (a)	400	27,707
Matsumotokiyoshi Holdings Co. Ltd.	200	9,492
MEIJI Holdings Co. Ltd.	700	56,183
NH Foods Ltd.	1,000	26,760
Nichirei Corp.	600	14,034
Nippon Suisan Kaisha Ltd.	1,600	8,123
Nissin Foods Holdings Co. Ltd.	400	22,487
Pigeon Corp.	600	17,724
Seven & i Holdings Co. Ltd.	4,500	176,967
Shiseido Co. Ltd.	2,200	58,104
Sugi Holdings Co. Ltd.	300	13,889
Sundrug Co. Ltd.	200	13,210
Toyo Suisan Kaisha Ltd.	600	22,094
Tsuruha Holdings, Inc.	300	27,886
Unicharm Corp.	2,300	51,906
Valor Holdings Co. Ltd.	400	9,964
Welcia Holdings Co. Ltd.	400	11,208
Yakult Honsha Co. Ltd.	600	32,873
Yaoko Co. Ltd.	100	4,085

		1,413,508

Energy - 0.4%
Inpex Corp.	6,600	65,832
Nippon Gas Co. Ltd.	100	2,976

		68,808

Financials - 14.9%
AEON Financial Service Co. Ltd.	700	13,601
Aozora Bank Ltd.	6,000	22,577
Chiba Bank Ltd.	5,000	35,081
Chugoku Bank Ltd.	1,000	16,016
Concordia Financial Group Ltd.	6,600	35,264
Dai-ichi Life Holdings, Inc.	6,600	124,615
Daiwa Securities Group, Inc.	10,000	63,664
Fukuoka Financial Group, Inc.	4,000	18,734
Fuyo General Lease Co. Ltd.	100	4,800
Gunma Bank Ltd.	2,400	13,986
Hachijuni Bank Ltd.	2,800	17,768
Hiroshima Bank Ltd.	3,000	14,238
Hitachi Capital Corp.	300	7,787
Hokuhoku Financial Group, Inc.	700	12,325
IBJ Leasing Co. Ltd.	200	4,517
Jafco Co. Ltd.	200	6,864
Japan Exchange Group, Inc.	3,400	47,193
Kyushu Financial Group, Inc.	2,400	16,496
Matsui Securities Co. Ltd.	600	4,944
Mitsubishi UFJ Financial Group, Inc.	47,400	312,823
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,600	14,431
Mizuho Financial Group, Inc.	147,800	277,014
MS&AD Insurance Group Holdings, Inc.	3,200	108,654
Nomura Holdings, Inc.	22,400	146,010
North Pacific Bank Ltd.	1,700	7,080
Okasan Securities Group, Inc.	1,000	6,650
Orient Corp.*	2,300	4,276
ORIX Corp.	7,800	121,826
Resona Holdings, Inc.	13,100	73,412
SBI Holdings, Inc.	1,200	16,860
Seven Bank Ltd. (a)	3,900	12,165
Shinsei Bank Ltd.	10,000	18,322
Shizuoka Bank Ltd.	3,000	26,438
Sompo Holdings, Inc.	2,400	90,050
Sony Financial Holdings, Inc.	1,300	22,936
Sumitomo Mitsui Financial Group, Inc.	7,800	305,140
Sumitomo Mitsui Trust Holdings, Inc.	2,300	82,823

Suruga Bank Ltd.	1,100	24,480
T&D Holdings, Inc.	3,900	60,076
Tokai Tokyo Financial Holdings, Inc.	1,300	7,552
Tokio Marine Holdings, Inc.	4,400	193,445
Tokyo Century Corp.	200	6,784
Tokyo TY Financial Group, Inc.	200	6,837
Yamaguchi Financial Group, Inc.	1,000	11,583
Zenkoku Hosho Co. Ltd.	300	9,800

		2,447,937

Health Care - 8.2%
Alfresa Holdings Corp.	1,300	23,494
Asahi Intecc Co. Ltd.	300	11,878
Astellas Pharma, Inc.	11,900	160,815
Chugai Pharmaceutical Co. Ltd.	1,100	36,819
Daiichi Sankyo Co. Ltd.	3,400	77,809
Eisai Co. Ltd.	1,400	78,843
Hisamitsu Pharmaceutical Co., Inc.	400	21,594
Hoya Corp.	2,300	104,511
Kaken Pharmaceutical Co. Ltd.	200	10,797
KYORIN Holdings, Inc.	200	4,238
Kyowa Hakko Kirin Co. Ltd.	1,200	18,029
M3, Inc.	1,000	25,473
Medipal Holdings Corp.	1,300	21,530
Mitsubishi Tanabe Pharma Corp.	1,300	26,840
Nihon Kohden Corp.	400	8,791
Olympus Corp.	1,700	60,397
Ono Pharmaceutical Co. Ltd.	2,600	57,805
Otsuka Holdings Co. Ltd.	2,600	118,770
Santen Pharmaceutical Co. Ltd.	2,100	30,219
Sawai Pharmaceutical Co. Ltd.	200	10,850
Shionogi & Co. Ltd.	1,600	78,624
Ship Healthcare Holdings, Inc.	200	5,658
Sysmex Corp.	800	46,405
Taisho Pharmaceutical Holdings Co. Ltd.	300	24,534
Takeda Pharmaceutical Co. Ltd.	4,300	200,694
Terumo Corp.	1,700	59,181
Toho Holdings Co. Ltd.	400	8,677
Tsumura & Co.	400	11,905

		1,345,180

Industrials - 22.3%
Aeon Delight Co. Ltd.	100	3,101
Aica Kogyo Co. Ltd.	400	10,268
ANA Holdings, Inc.	20,000	60,026
Asahi Glass Co. Ltd.	6,000	49,229
Central Japan Railway Co.	900	147,848
COMSYS Holdings Corp.	500	8,902
Daifuku Co. Ltd.	600	14,072
Daikin Industries Ltd.	1,500	142,982
DMG Mori Co. Ltd.	600	9,535
East Japan Railway Co.	2,100	190,602
Ebara Corp.	600	17,750
FANUC Corp.	1,100	217,522
Fuji Electric Co. Ltd.	4,000	22,201
Hankyu Hanshin Holdings, Inc.	1,400	47,048
Hanwa Co. Ltd.	1,000	7,204
Hazama Ando Corp.	1,300	9,458
Hino Motors Ltd.	1,400	16,329
Hitachi Construction Machinery Co. Ltd.	600	14,018
Hoshizaki Corp.	300	23,864
IHI Corp.*	8,000	25,026
ITOCHU Corp.	8,000	116,298
Iwatani Corp.	1,000	5,872
Japan Airlines Co. Ltd.	1,900	62,306
JGC Corp.	1,100	19,830
JTEKT Corp.	1,300	22,169
Kajima Corp.	6,000	39,255
Kanamoto Co. Ltd.	300	7,647
Kanematsu Corp.	3,000	5,229
Kawasaki Heavy Industries Ltd.	8,000	25,240
Keihan Holdings Co. Ltd.	4,000	25,383
Keio Corp.	3,000	23,676
Keisei Electric Railway Co. Ltd.	800	19,041
Kintetsu Group Holdings Co. Ltd.	11,000	40,997
Komatsu Ltd.	5,300	128,397
Kubota Corp.	5,600	89,467
Kumagai Gumi Co. Ltd.	2,000	5,506
Kyowa Exeo Corp.	400	5,570
Kyudenko Corp.	200	5,075

Makita Corp.	700	48,675
Marubeni Corp.	10,800	70,156
MINEBEA MITSUMI, Inc.	1,700	21,029
MISUMI Group, Inc.	1,400	24,563
Mitsubishi Corp.	8,200	185,752
Mitsubishi Electric Corp.	11,800	173,754
Mitsubishi Heavy Industries Ltd.	18,000	71,430
Mitsui & Co. Ltd.	9,900	152,104
MonotaRO Co. Ltd.	400	11,369
Nabtesco Corp.	600	16,758
Nachi-Fujikoshi Corp.	1,000	5,425
Nagoya Railroad Co. Ltd.	5,000	23,015
Namura Shipbuilding Co. Ltd.	400	2,688
Nankai Electric Railway Co. Ltd.	3,000	14,801
NGK Insulators Ltd.	1,500	32,431
Nidec Corp.	1,400	131,260
Nihon M&A Center, Inc.	400	12,316
Nippon Express Co. Ltd.	5,000	25,919
Nippon Steel & Sumikin Bussan Corp.	100	4,326
Nippon Yusen KK	9,000	19,949
Nishi-Nippon Railroad Co. Ltd.	2,000	8,831
NSK Ltd.	2,400	34,364
Obayashi Corp.	3,700	34,525
Odakyu Electric Railway Co. Ltd.	1,700	33,731
OSG Corp.	500	10,555
Park24 Co. Ltd.	600	16,919
Pilot Corp.	200	7,981
Sankyo Tateyama, Inc.	200	2,989
Sankyu, Inc.	2,000	12,852
Sanwa Holdings Corp.	800	7,579
Secom Co. Ltd.	1,200	87,787
Shimizu Corp.	4,000	36,859
SMC Corp.	400	113,867
Sohgo Security Services Co. Ltd.	500	18,993
Sojitz Corp.	7,400	19,247
Sotetsu Holdings, Inc.	3,000	15,015
Sumitomo Corp.	6,900	93,092
Sumitomo Heavy Industries Ltd.	4,000	28,422
Sumitomo Mitsui Construction Co. Ltd.	4,200	4,655
Tadano Ltd.	600	7,754
Taisei Corp.	6,000	42,258
Takeuchi Manufacturing Co. Ltd.	200	4,018
Temp Holdings Co. Ltd.	900	15,308
THK Co. Ltd.	600	15,664
Tobu Railway Co. Ltd.	6,000	30,835
Tokyu Construction Co. Ltd.	500	3,696
Tokyu Corp.	5,000	37,181
TOTO Ltd.	800	30,925
Toyota Tsusho Corp.	1,300	38,924
Tsubakimoto Chain Co.	1,000	8,607
West Japan Railway Co.	1,000	66,470
Yamato Holdings Co. Ltd.	1,900	41,682

		3,663,248

Information Technology - 10.9%
Alps Electric Co. Ltd.	1,000	29,897
Brother Industries Ltd.	1,300	24,598
Canon, Inc.	5,900	173,016
COLOPL, Inc.	300	2,794
COOKPAD, Inc.	100	858
DeNA Co. Ltd.	600	13,551
Dip Corp.	200	4,194
Disco Corp.	100	15,096
FUJIFILM Holdings Corp.	2,300	89,258
Fujitsu Ltd.	11,000	64,170
GMO internet, Inc.	400	5,220
Gree, Inc.	1,200	7,583
GungHo Online Entertainment, Inc.	3,100	7,204
Gurunavi, Inc.	200	3,983
Hamamatsu Photonics KK	800	23,667
Hirose Electric Co. Ltd.	200	26,956
Hitachi High-Technologies Corp.	500	20,914
Hitachi Kokusai Electric, Inc.	300	6,894
Hitachi Ltd.	27,000	149,328
Horiba Ltd.	200	11,136
Itochu Techno-Solutions Corp.	300	8,165
Kakaku.com, Inc.	600	8,698
Keyence Corp.	520	201,986
Konica Minolta, Inc.	2,700	26,135
Kyocera Corp.	1,800	99,391
Mixi, Inc.	400	17,411

Murata Manufacturing Co. Ltd.	1,200	173,213
NEC Corp.	15,000	37,538
Nexon Co. Ltd.	1,000	16,696
Nomura Research Institute Ltd.	902	31,280
NTT Data Corp.	600	28,422
Obic Co. Ltd.	400	18,698
Oki Electric Industry Co. Ltd.	500	7,141
Omron Corp.	1,300	56,120
Oracle Corp. Japan	200	11,691
Otsuka Corp.	300	15,310
Renesas Electronics Corp.*	600	4,901
Ricoh Co. Ltd.	3,400	29,750
SCREEN Holdings Co. Ltd.	200	13,550
SCSK Corp.	300	11,101
Seiko Epson Corp.	1,700	38,183
Shimadzu Corp.	2,000	32,730
TDK Corp.	600	40,971
Tokyo Electron Ltd.	700	70,134
Topcon Corp.	400	7,036
Trend Micro, Inc.	500	21,987
Yahoo Japan Corp.	7,900	36,787
Yaskawa Electric Corp.	1,400	26,352
Yokogawa Electric Corp.	1,300	20,322

		1,792,016

Materials - 7.2%
Air Water, Inc.	900	17,158
Asahi Kasei Corp.	7,000	68,477
Daicel Corp.	1,400	17,055
Daio Paper Corp.	500	6,221
Denka Co. Ltd.	3,000	15,686
DIC Corp.	500	18,322
Dowa Holdings Co. Ltd.	1,000	8,142
Hitachi Chemical Co. Ltd.	600	16,973
Hitachi Metals Ltd.	1,200	17,160
JFE Holdings, Inc.	3,100	58,877
JSR Corp.	1,300	22,297
Kansai Paint Co. Ltd.	1,200	23,403
Kobe Steel Ltd.*	2,000	19,502
Kuraray Co. Ltd.	1,900	28,954
Mitsubishi Chemical Holdings Corp.	7,800	60,143
Mitsubishi Gas Chemical Co., Inc.	1,100	23,261
Mitsubishi Materials Corp.	700	23,336
Nihon Parkerizing Co. Ltd.	500	6,064
Nippon Kayaku Co. Ltd.	1,000	13,773
Nippon Paint Holdings Co. Ltd.	900	29,159
Nippon Steel & Sumitomo Metal Corp.	5,200	128,437
Nissan Chemical Industries Ltd.	600	19,413
Nitto Denko Corp.	800	67,641
NOF Corp.	1,000	10,913
Oji Holdings Corp.	5,000	24,043
Shin-Etsu Chemical Co. Ltd.	2,000	169,871
Sumitomo Chemical Co. Ltd.	8,000	44,760
Sumitomo Metal Mining Co. Ltd.	3,000	41,855
Sumitomo Osaka Cement Co. Ltd.	2,000	8,348
Taiheiyo Cement Corp.	7,000	24,713
Taiyo Nippon Sanso Corp.	1,300	16,220
Toray Industries, Inc.	8,000	71,860
Tosoh Corp.	4,000	34,929
Ube Industries Ltd.	6,000	15,069
Zeon Corp.	1,000	11,029

		1,183,064

Real Estate - 3.9%
Aeon Mall Co. Ltd.	700	10,792
Daikyo, Inc.	1,000	2,100
Daito Trust Construction Co. Ltd.	400	56,201
Daiwa House Industry Co. Ltd.	3,700	101,987
Hulic Co. Ltd.	2,300	21,975
Ichigo, Inc.	1,000	3,173
Leopalace21 Corp.	1,300	6,855
Mitsubishi Estate Co. Ltd.	8,000	156,947
Mitsui Fudosan Co. Ltd.	6,000	136,372
Nomura Real Estate Holdings, Inc.	700	11,925
NTT Urban Development Corp.	600	5,540
Relo Group, Inc.	100	14,551
Sumitomo Real Estate Sales Co. Ltd.	100	2,556
Sumitomo Realty & Development Co. Ltd.	3,000	83,148
Takara Leben Co. Ltd.	500	2,659

Tokyo Tatemono Co. Ltd.	1,300	18,416
Tokyu Fudosan Holdings Corp.	2,700	15,444

		650,641

Telecommunication Services - 5.0%
KDDI Corp.	7,300	191,757
Nippon Telegraph & Telephone Corp.	4,900	208,070
NTT DOCOMO, Inc.	8,200	195,463
SoftBank Group Corp.	3,100	231,686

		826,976

Utilities - 1.3%
Chubu Electric Power Co., Inc.	3,600	47,620
Electric Power Development Co. Ltd.	900	21,228
Osaka Gas Co. Ltd.	11,000	42,590
Toho Gas Co. Ltd.	3,000	21,665
Tohoku Electric Power Co., Inc.	2,800	36,087
Tokyo Gas Co. Ltd.	12,000	54,678

		223,868

TOTAL COMMON STOCKS
(Cost $15,842,556)		16,422,077

SECURITIES LENDING COLLATERAL - 0.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $105,399)	105,399	105,399

TOTAL INVESTMENTS - 100.4%
(Cost $15,947,955)†		$16,527,476
Other assets and liabilities, net - (0.4%)		(78,322)

NET ASSETS - 100.0%		$16,449,154

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

†	The cost for federal income tax purposes was $15,988,522. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $538,954. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,120,255 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $581,301.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $100,045, which is 0.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At February 28, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (d)
MINI TPX Index Futures	JPY	1	$13,711	3/09/2017	$(40)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2017.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$16,422,077	$—	$—	$16,422,077
Short-Term Investments	105,399	—	—	105,399

TOTAL	$16,527,476	$—	$—	$16,527,476

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(40)	$—	$—	$(40)

TOTAL	$(40)	$—	$—	$(40)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 16.6%
ABC-Mart, Inc.	100	$6,026
Aisin Seiki Co. Ltd.	199	9,884
Asics Corp.	299	5,272
Bandai Namco Holdings, Inc.	299	8,610
Bridgestone Corp.	797	31,789
Casio Computer Co. Ltd.	199	2,687
CyberAgent, Inc.	100	2,782
Denso Corp.	498	22,128
Dentsu, Inc.	299	16,554
Don Quijote Holdings Co. Ltd.	250	8,857
Fuji Heavy Industries Ltd.	697	26,101
Geo Holdings Corp.	100	1,207
Hakuhodo DY Holdings, Inc.	349	4,290
Haseko Corp.	399	4,724
HIS Co. Ltd.	50	1,325
Honda Motor Co. Ltd.	1,795	55,746
Iida Group Holdings Co. Ltd.	250	4,228
Isuzu Motors Ltd.	697	9,328
J. Front Retailing Co. Ltd.	399	6,130
Koito Manufacturing Co. Ltd.	150	7,731
K’s Holdings Corp.	100	1,778
Mazda Motor Corp.	748	10,493
Mitsuba Corp.	100	1,896
NGK Spark Plug Co. Ltd.	199	4,504
NHK Spring Co. Ltd.	299	3,417
Nikon Corp.	449	6,862
Nippon Television Holdings, Inc.	299	5,318
Nissan Motor Co. Ltd.	2,738	26,955
Nissin Kogyo Co. Ltd.	100	1,778
Nitori Holdings Co. Ltd.	150	17,464
NOK Corp.	150	3,423
Oriental Land Co. Ltd.	299	16,799
Panasonic Corp.	2,540	27,877
Rakuten, Inc.	1,346	13,335
Resorttrust, Inc.	50	917
Sanrio Co. Ltd.	100	1,981
Sekisui Chemical Co. Ltd.	600	9,907
Sekisui House Ltd.	897	14,336
Seria Co. Ltd.	50	3,934
Shimano, Inc.	50	7,388
Stanley Electric Co. Ltd.	150	4,226
Start Today Co. Ltd.	250	5,225
Sumitomo Electric Industries Ltd.	947	15,422
Sumitomo Forestry Co. Ltd.	250	3,638
Sumitomo Rubber Industries Ltd.	299	4,934
Suzuki Motor Corp.	398	15,566
Toho Co. Ltd.	150	4,246
Toyo Tire & Rubber Co. Ltd.	150	2,431
Toyoda Gosei Co. Ltd.	150	3,824
Toyota Industries Corp.	199	9,707
Toyota Motor Corp.	924	52,350
TPR Co. Ltd.	100	3,405
United Arrows Ltd.	50	1,573
USS Co. Ltd.	399	6,833
VT HOLDINGS Co. Ltd.	100	468
Yamaha Corp.	150	3,908
Yamaha Motor Co. Ltd.	299	6,917
Yokohama Rubber Co. Ltd.	150	2,983

		563,417

Consumer Staples - 8.4%
Aeon Co. Ltd.	947	14,119
Ajinomoto Co., Inc.	500	10,121
Asahi Group Holdings Ltd.	498	17,594
Calbee, Inc.	150	5,087
Ci:z Holdings Co. Ltd.	50	1,466
Create SD Holdings Co. Ltd.	100	2,300
FamilyMart UNY Holdings Co. Ltd.	50	3,053
Ito En Ltd.	150	5,127
Japan Tobacco, Inc.	1,145	38,291
Kao Corp.	548	28,296
Kewpie Corp.	150	3,991
Kirin Holdings Co. Ltd.	1,096	18,867
Kobayashi Pharmaceutical Co. Ltd.	100	4,629
Kusuri no Aoki Holdings Co. Ltd.	72	3,169
Lawson, Inc.	50	3,449
MEIJI Holdings Co. Ltd.	200	15,986
Nichirei Corp.	200	4,659
Nippon Suisan Kaisha Ltd.	400	2,022
Nissin Foods Holdings Co. Ltd.	150	8,398
Pigeon Corp.	150	4,413

Seven & i Holdings Co. Ltd.	1,047	41,006
Shiseido Co. Ltd.	449	11,810
Sugi Holdings Co. Ltd.	100	4,611
Toyo Suisan Kaisha Ltd.	150	5,501
Unicharm Corp.	498	11,193
Valor Holdings Co. Ltd.	150	3,721
Welcia Holdings Co. Ltd.	100	2,791
Yakult Honsha Co. Ltd.	150	8,185

		283,855

Energy - 0.5%
Inpex Corp.	1,496	14,861
Nippon Gas Co. Ltd.	100	2,964

		17,825

Financials - 14.9%
AEON Financial Service Co. Ltd.	150	2,903
Aozora Bank Ltd.	1,495	5,602
Chiba Bank Ltd.	495	3,459
Chugoku Bank Ltd.	299	4,769
Concordia Financial Group Ltd.	1,495	7,955
Dai-ichi Life Holdings, Inc.	1,545	29,052
Daiwa Securities Group, Inc.	1,990	12,617
Financial Products Group Co. Ltd.	100	977
Fukuoka Financial Group, Inc.	495	2,309
Gunma Bank Ltd.	600	3,482
Hachijuni Bank Ltd.	500	3,160
Hiroshima Bank Ltd.	495	2,340
Hitachi Capital Corp.	50	1,292
Hokuhoku Financial Group, Inc.	149	2,613
Jafco Co. Ltd.	100	3,418
Japan Exchange Group, Inc.	798	11,031
kabu.com Securities Co. Ltd.	100	342
Kyushu Financial Group, Inc.	500	3,422
Matsui Securities Co. Ltd.	150	1,231
Mitsubishi UFJ Financial Group, Inc.	9,771	64,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	598	3,306
Mizuho Financial Group, Inc.	30,461	56,858
MS&AD Insurance Group Holdings, Inc.	598	20,222
Nomura Holdings, Inc.	4,600	29,861
North Pacific Bank Ltd.	400	1,659
Orient Corp.*	600	1,111
ORIX Corp.	1,594	24,794
Resona Holdings, Inc.	2,590	14,455
SBI Holdings, Inc.	350	4,897
Seven Bank Ltd.	897	2,787
Shinsei Bank Ltd.	2,990	5,456
Shizuoka Bank Ltd.	495	4,344
Sompo Holdings, Inc.	549	20,514
Sony Financial Holdings, Inc.	299	5,254
Sumitomo Mitsui Financial Group, Inc.	1,596	62,181
Sumitomo Mitsui Trust Holdings, Inc.	498	17,860
Suruga Bank Ltd.	299	6,627
T&D Holdings, Inc.	997	15,295
Tokai Tokyo Financial Holdings, Inc.	299	1,730
Tokio Marine Holdings, Inc.	847	37,086
Zenkoku Hosho Co. Ltd.	100	3,253

		505,745

Health Care - 8.1%
Alfresa Holdings Corp.	299	5,381
Asahi Intecc Co. Ltd.	100	3,943
Astellas Pharma, Inc.	2,490	33,512
Chugai Pharmaceutical Co. Ltd.	299	9,967
Daiichi Sankyo Co. Ltd.	797	18,165
Eisai Co. Ltd.	299	16,770
Hisamitsu Pharmaceutical Co., Inc.	50	2,688
Hoya Corp.	398	18,011
KYORIN Holdings, Inc.	50	1,055
Kyowa Hakko Kirin Co. Ltd.	300	4,489
M3, Inc.	199	5,048
Medipal Holdings Corp.	199	3,282
Mitsubishi Tanabe Pharma Corp.	299	6,148
Nihon Kohden Corp.	150	3,283
Olympus Corp.	399	14,117
Ono Pharmaceutical Co. Ltd.	550	12,178
Otsuka Holdings Co. Ltd.	498	22,656
Santen Pharmaceutical Co. Ltd.	449	6,435
Sawai Pharmaceutical Co. Ltd.	100	5,403
Shionogi & Co. Ltd.	349	17,080
Ship Healthcare Holdings, Inc.	50	1,409

Sysmex Corp.	150	8,665
Takeda Pharmaceutical Co. Ltd.	896	41,648
Terumo Corp.	349	12,100
Toho Holdings Co. Ltd.	50	1,080
Tsumura & Co.	50	1,482

		275,995

Industrials - 22.7%
Aeon Delight Co. Ltd.	50	1,544
Aica Kogyo Co. Ltd.	150	3,835
ANA Holdings, Inc.	4,485	13,406
Asahi Glass Co. Ltd.	1,495	12,216
Central Japan Railway Co.	199	32,557
COMSYS Holdings Corp.	150	2,660
Daifuku Co. Ltd.	200	4,671
Daikin Industries Ltd.	349	33,131
DMG Mori Co. Ltd.	200	3,165
East Japan Railway Co.	449	40,586
Ebara Corp.	100	2,946
FANUC Corp.	199	39,191
Hankyu Hanshin Holdings, Inc.	299	10,007
Hazama Ando Corp.	250	1,811
Hino Motors Ltd.	399	4,635
Hitachi Construction Machinery Co. Ltd.	150	3,490
Hoshizaki Corp.	50	3,961
IHI Corp.*	1,495	4,657
ITOCHU Corp.	1,693	24,511
Japan Airlines Co. Ltd.	400	13,063
JGC Corp.	300	5,386
JTEKT Corp.	299	5,078
Kajima Corp.	1,495	9,741
Kanematsu Corp.	1,000	1,736
Kawasaki Heavy Industries Ltd.	2,495	7,840
Keihan Holdings Co. Ltd.	495	3,128
Keio Corp.	1,000	7,860
Keisei Electric Railway Co. Ltd.	200	4,741
Kintetsu Group Holdings Co. Ltd.	2,990	11,098
Komatsu Ltd.	1,146	27,649
Kubota Corp.	1,195	19,013
Kumagai Gumi Co. Ltd.	1,000	2,742
Makita Corp.	150	10,388
Marubeni Corp.	2,243	14,511
MINEBEA MITSUMI, Inc.	400	4,928
MISUMI Group, Inc.	299	5,224
Mitsubishi Corp.	1,644	37,089
Mitsubishi Electric Corp.	2,490	36,515
Mitsubishi Heavy Industries Ltd.	3,485	13,773
Mitsui & Co. Ltd.	1,993	30,495
MonotaRO Co. Ltd.	100	2,831
Nabtesco Corp.	150	4,172
Nagoya Railroad Co. Ltd.	1,495	6,853
Namura Shipbuilding Co. Ltd.	100	669
NGK Insulators Ltd.	400	8,613
Nidec Corp.	299	27,919
Nihon M&A Center, Inc.	100	3,066
Nippon Express Co. Ltd.	495	2,555
Nippon Yusen KK	3,000	6,622
NSK Ltd.	498	7,101
Obayashi Corp.	800	7,434
Odakyu Electric Railway Co. Ltd.	447	8,833
OSG Corp.	150	3,154
Park24 Co. Ltd.	50	1,404
Sanwa Holdings Corp.	300	2,831
Secom Co. Ltd.	299	21,784
Shimizu Corp.	1,000	9,177
SMC Corp.	50	14,175
Sohgo Security Services Co. Ltd.	150	5,674
Sojitz Corp.	1,494	3,870
Sumitomo Corp.	1,395	18,744
Sumitomo Heavy Industries Ltd.	495	3,503
Sumitomo Mitsui Construction Co. Ltd.	897	990
Tadano Ltd.	200	2,574
Taisei Corp.	1,495	10,486
Takeuchi Manufacturing Co. Ltd.	100	2,001
Temp Holdings Co. Ltd.	100	1,694
THK Co. Ltd.	250	6,500
Tobu Railway Co. Ltd.	1,495	7,652
Tokyu Construction Co. Ltd.	100	736
Tokyu Corp.	1,495	11,072
TOTO Ltd.	200	7,699
Toyota Tsusho Corp.	299	8,916
West Japan Railway Co.	199	13,173
Yamato Holdings Co. Ltd.	449	9,810

		769,265

Information Technology - 10.6%
Alps Electric Co. Ltd.	250	7,444
Brother Industries Ltd.	299	5,634
Canon, Inc.	1,246	36,389
COLOPL, Inc.	100	927
COOKPAD, Inc.	100	854
DeNA Co. Ltd.	150	3,374
Dip Corp.	100	2,088
Elecom Co. Ltd.	100	1,857
FUJIFILM Holdings Corp.	498	19,247
Fujitsu Ltd.	1,990	11,561
GMO internet, Inc.	99	1,287
Gree, Inc.	100	629
GungHo Online Entertainment, Inc.	498	1,153
Gurunavi, Inc.	100	1,983
Hamamatsu Photonics KK	250	7,366
Hitachi High-Technologies Corp.	150	6,249
Hitachi Kokusai Electric, Inc.	100	2,288
Hitachi Ltd.	4,981	27,435
Horiba Ltd.	50	2,773
Itochu Techno-Solutions Corp.	50	1,355
Kakaku.com, Inc.	150	2,166
Keyence Corp.	100	38,684
Konica Minolta, Inc.	598	5,765
Kyocera Corp.	349	19,192
Murata Manufacturing Co. Ltd.	199	28,607
NEC Corp.	3,000	7,477
Nexon Co. Ltd.	350	5,820
Nomura Research Institute Ltd.	181	6,251
NTT Data Corp.	150	7,076
Obic Co. Ltd.	50	2,328
Oki Electric Industry Co. Ltd.	109	1,550
Omron Corp.	299	12,855
Oracle Corp. Japan	50	2,911
Renesas Electronics Corp.*	200	1,627
Ricoh Co. Ltd.	648	5,647
Seiko Epson Corp.	399	8,925
Shimadzu Corp.	300	4,889
TDK Corp.	150	10,201
Tokyo Electron Ltd.	199	19,857
Topcon Corp.	100	1,752
Trend Micro, Inc.	150	6,569
Yahoo Japan Corp.	1,694	7,856
Yaskawa Electric Corp.	299	5,605
Yokogawa Electric Corp.	299	4,655

		360,158

Materials - 7.3%
Air Water, Inc.	300	5,696
Asahi Kasei Corp.	1,495	14,565
Daicel Corp.	349	4,234
Daio Paper Corp.	100	1,239
DIC Corp.	49	1,788
Hitachi Chemical Co. Ltd.	150	4,226
Hitachi Metals Ltd.	299	4,258
JFE Holdings, Inc.	648	12,257
JSR Corp.	299	5,107
Kansai Paint Co. Ltd.	300	5,827
Kobe Steel Ltd.*	399	3,875
Kuraray Co. Ltd.	449	6,814
Mitsubishi Chemical Holdings Corp.	1,645	12,632
Mitsubishi Gas Chemical Co., Inc.	300	6,318
Mitsubishi Materials Corp.	249	8,267
Nihon Parkerizing Co. Ltd.	150	1,812
Nippon Paint Holdings Co. Ltd.	199	6,421
Nippon Steel & Sumitomo Metal Corp.	1,096	26,960
Nissan Chemical Industries Ltd.	150	4,833
Nitto Denko Corp.	210	17,683
Oji Holdings Corp.	1,495	7,159
Shin-Etsu Chemical Co. Ltd.	449	37,980
Sumitomo Chemical Co. Ltd.	1,495	8,330
Sumitomo Metal Mining Co. Ltd.	495	6,878
Sumitomo Osaka Cement Co. Ltd.	1,000	4,157
Taiheiyo Cement Corp.	1,495	5,256
Taiyo Nippon Sanso Corp.	199	2,473
Toray Industries, Inc.	1,495	13,374
Tosoh Corp.	495	4,305
Ube Industries Ltd.	1,495	3,739

		248,463

Real Estate - 4.0%
Aeon Mall Co. Ltd.	150	2,303
Daikyo, Inc.	495	1,035

Daito Trust Construction Co. Ltd.	150	20,989
Daiwa House Industry Co. Ltd.	797	21,879
Hulic Co. Ltd.	498	4,739
Ichigo, Inc.	500	1,580
Leopalace21 Corp.	299	1,570
Mitsubishi Estate Co. Ltd.	1,495	29,209
Mitsui Fudosan Co. Ltd.	495	11,205
Nomura Real Estate Holdings, Inc.	150	2,545
NTT Urban Development Corp.	150	1,379
Sumitomo Real Estate Sales Co. Ltd.	50	1,273
Sumitomo Realty & Development Co. Ltd.	1,000	27,602
Takara Leben Co. Ltd.	149	789
Tokyo Tatemono Co. Ltd.	300	4,233
Tokyu Fudosan Holdings Corp.	548	3,122

		135,452

Telecommunication Services - 4.9%
KDDI Corp.	1,542	40,339
Nippon Telegraph & Telephone Corp.	945	39,963
NTT DOCOMO, Inc.	1,644	39,028
SoftBank Group Corp.	648	48,232

		167,562

Utilities - 1.4%
Chubu Electric Power Co., Inc.	800	10,539
Electric Power Development Co. Ltd.	150	3,524
Osaka Gas Co. Ltd.	2,990	11,529
Tohoku Electric Power Co., Inc.	600	7,701
Tokyo Gas Co. Ltd.	2,990	13,568

		46,861

TOTAL COMMON STOCKS
(Cost $3,168,274)		3,374,598

TOTAL INVESTMENTS - 99.4%
(Cost $3,168,274)†		$3,374,598
Other assets and liabilities, net - 0.6%		21,633

NET ASSETS - 100.0%		$3,396,231

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,178,263. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $196,335. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $308,649 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $112,314.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(a)
The Bank of Nova Scotia	3/3/2017	JPY	390,573,000	USD	3,471,945	$(5,093)
The Bank of Nova Scotia	3/3/2017	JPY	281,000	USD	2,498	(4)
The Bank of Nova Scotia	3/3/2017	USD	3,493,355	JPY	390,854,000	(13,815)
The Bank of Nova Scotia	4/5/2017	JPY	390,854,000	USD	3,498,264	13,508
The Bank of Nova Scotia	4/5/2017	USD	93,842	JPY	10,485,000	(360)

Total net unrealized depreciation						$(5,764)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$3,374,598	$—	$—	$3,374,598
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	13,508	—	13,508

TOTAL	$3,374,598	$13,508	$—	$3,388,106

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(19,272)	$—	$(19,272)

TOTAL	$—	$(19,272)	$—	$(19,272)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 2.7%
Aristocrat Leisure Ltd.	2,208	$28,102
Crown Resorts Ltd.	1,473	14,298
Domino’s Pizza Enterprises Ltd. (a)	262	11,189
Flight Centre Travel Group Ltd.	235	5,196
Harvey Norman Holdings Ltd.	2,353	9,291
REA Group Ltd.	223	9,665
Tabcorp Holdings Ltd.	3,528	11,523
Tatts Group Ltd.	5,961	18,555

		107,819

Consumer Staples - 7.5%
Coca-Cola Amatil Ltd.	2,335	18,350
Treasury Wine Estates Ltd.	3,010	27,486
Wesfarmers Ltd.	4,542	148,766
Woolworths Ltd.	5,165	102,010

		296,612

Energy - 4.6%
Caltex Australia Ltd.	1,063	22,934
Oil Search Ltd.	5,588	29,905
Origin Energy Ltd.*	7,141	35,916
Santos Ltd.*	7,448	21,699
Woodside Petroleum Ltd.	3,022	72,614

		183,068

Financials - 43.3%
AMP Ltd.	12,037	45,036
ASX Ltd.	787	30,912
Australia & New Zealand Banking Group Ltd.	11,836	280,407
Bank of Queensland Ltd.	1,613	14,655
Bendigo & Adelaide Bank Ltd.	1,877	17,586
Challenger Ltd.	2,322	20,366
Commonwealth Bank of Australia	6,946	438,395
Insurance Australia Group Ltd.	9,575	44,047
Macquarie Group Ltd.	1,223	81,250
Medibank Pvt Ltd.	11,222	24,263
National Australia Bank Ltd.	10,735	263,295
QBE Insurance Group Ltd.	5,585	52,712
Suncorp Group Ltd.	5,236	53,272
Westpac Banking Corp.	13,485	348,423

		1,714,619

Health Care - 6.5%
Cochlear Ltd.	234	23,422
CSL Ltd.	1,831	165,455
Healthscope Ltd.	7,013	12,098
Ramsay Health Care Ltd.	577	30,870
Sonic Healthcare Ltd.	1,609	26,547

		258,392

Industrials - 5.1%
Aurizon Holdings Ltd.	8,361	32,821
Brambles Ltd.	6,460	46,111
CIMIC Group Ltd.	413	11,950
Qantas Airways Ltd.	2,003	5,759
SEEK Ltd.	1,336	16,072
Sydney Airport (b)	4,487	20,848
Transurban Group (b)	8,124	68,702

		202,263

Information Technology - 0.5%
Computershare Ltd.	1,891	19,587

Materials - 15.4%
Alumina Ltd. (a)	9,898	14,001
Amcor Ltd.	4,704	50,672
BHP Billiton Ltd.	12,926	247,759
Boral Ltd.	4,782	21,485
Fortescue Metals Group Ltd.	6,340	32,228
Incitec Pivot Ltd.	6,859	19,300
James Hardie Industries PLC CDI	1,808	27,031
Newcrest Mining Ltd.	3,049	51,756
Orica Ltd.	1,525	21,385
Rio Tinto Ltd.	1,694	80,512
South32 Ltd.	21,713	41,452

		607,581

Real Estate - 8.6%
Dexus Property Group REIT	3,949	28,582
Goodman Group REIT	7,294	42,222
GPT Group REIT	7,326	27,691
LendLease Group (b)	2,252	26,296
Mirvac Group REIT	15,082	24,861

Scentre Group REIT	21,215	70,918
Stockland REIT	9,802	35,472
Vicinity Centres REIT	13,705	30,367
Westfield Corp. REIT	7,840	52,896

		339,305

Telecommunication Services - 2.0%
Telstra Corp. Ltd.	17,021	62,901
TPG Telecom Ltd. (a)	1,440	6,889
Vocus Group Ltd. (a)	2,214	7,435

		77,225

Utilities - 2.8%
AGL Energy Ltd.	2,720	50,300
APA Group (b)	4,548	29,500
AusNet Services	7,210	8,955
DUET Group (b)	9,933	20,943

		109,698

TOTAL COMMON STOCKS
(Cost $3,331,228)		3,916,169

EXCHANGE-TRADED FUND - 0.2%
iShares MSCI Australia ETF
(Cost $8,606)	420	9,219

SECURITIES LENDING COLLATERAL - 1.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $38,515)	38,515	38,515

TOTAL INVESTMENTS - 100.2%
(Cost $3,378,349)†		$3,963,903
Other assets and liabilities, net - (0.2%)		(6,245)

NET ASSETS - 100.0%		$3,957,658

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,435,965. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $527,938. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $618,164 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $90,226.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $36,343, which is 0.9% of net assets.
(b)	Stapled Security-A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
The Bank of Nova Scotia	3/3/2017	AUD	5,419,000	USD	4,110,853	$(43,595)
The Bank of Nova Scotia	3/3/2017	USD	202,568	AUD	267,000	2,127
The Bank of Nova Scotia	3/3/2017	USD	3,961,115	AUD	5,152,000	(11,361)
The Bank of Nova Scotia	4/5/2017	AUD	5,152,000	USD	3,957,972	11,313
The Bank of Nova Scotia	4/5/2017	AUD	66,000	USD	50,702	143
The Bank of Nova Scotia	4/5/2017	USD	45,920	AUD	60,000	42

Total net unrealized depreciation						$(41,331)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
AUD	Australian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,916,169	$—	$—	$3,916,169
Exchange Traded Fund	9,219	—	—	9,219
Short-Term Investments	38,515	—	—	38,515
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	13,625	—	13,625

TOTAL	$3,963,903	$13,625	$—	$3,977,528

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Forward Foreign Currency Exchange Contracts	$—	$(54,956)	$—	$(54,956)

TOTAL	$—	$(54,956)	$—	$(54,956)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Australia - 6.6%
Adelaide Brighton Ltd.	887	$3,652
ALS Ltd.	859	3,978
Ansell Ltd.	254	4,146
APN Outdoor Group Ltd.	438	1,991
ARB Corp. Ltd.	79	875
Ardent Leisure Group (b)	552	692
Australian Pharmaceutical Industries Ltd.	1,267	1,846
AWE Ltd.*	1,936	712
Bapcor Ltd.	1,065	4,540
Blackmores Ltd.	24	1,886
BlueScope Steel Ltd.	878	8,226
BT Investment Management Ltd.	223	1,657
BWP Trust REIT	822	1,796
carsales.com Ltd.	516	4,403
Catapult Group International Ltd.*	168	295
Charter Hall Group REIT	518	2,089
Charter Hall Retail REIT	732	2,408
Cleanaway Waste Management Ltd.	1,938	1,828
Corporate Travel Management Ltd.	78	1,123
Cromwell Property Group REIT	1,572	1,187
CSR Ltd.	1,151	3,689
Donaco International Ltd.	1,106	309
Downer EDI Ltd.	933	5,029
DuluxGroup Ltd.	744	3,502
Energy World Corp. Ltd.*	1,404	377
Evolution Mining Ltd.	1,784	2,954
Fairfax Media Ltd.	4,212	3,052
G8 Education Ltd.	428	1,263
Galaxy Resources Ltd.* (a)	2,152	825
GrainCorp Ltd., Class A	387	2,650
Iluka Resources Ltd.	517	2,687
Impedimed Ltd.*	660	385
Independence Group NL (a)	290	812
Infigen Energy* (b)	1,175	892
Investa Office Fund REIT	606	2,170
InvoCare Ltd.	358	3,884
IOOF Holdings Ltd. (a)	337	2,235
IRESS Ltd.	436	3,961
JB Hi-Fi Ltd.	236	4,853
Karoon Gas Australia Ltd.*	976	1,242
Link Administration Holdings Ltd.	400	2,276
Liquefied Natural Gas Ltd.*	1,841	1,080
Macquarie Atlas Roads Group (b)	1,105	4,151
Magellan Financial Group Ltd.	201	3,518
Mantra Group Ltd. (a)	372	770
Mayne Pharma Group Ltd.*	2,266	2,563
Mesoblast Ltd.* (a)	370	471
Metcash Ltd.*	779	1,290
Mineral Resources Ltd.	259	2,220
Myer Holdings Ltd.	1,029	994
Navitas Ltd.	303	1,145
Northern Star Resources Ltd.	938	3,013
Nufarm Ltd.	227	1,540
Orocobre Ltd.* (a)	587	1,386
Orora Ltd.	2,200	5,010
OZ Minerals Ltd.	575	4,100
Perpetual Ltd.	43	1,706
Pilbara Minerals Ltd.*	1,521	531
Premier Investments Ltd.	118	1,217
Primary Health Care Ltd.	1,076	2,722
Qube Holdings Ltd.	1,411	2,499
Regis Resources Ltd.	979	2,537
Saracen Mineral Holdings Ltd.*	1,871	1,564
Shopping Centres Australasia Property Group REIT	1,508	2,578
Sirtex Medical Ltd.	109	1,333
Southern Cross Media Group Ltd.	867	861
Spark Infrastructure Group (b)	2,444	4,347
Spotless Group Holdings Ltd.	1,928	1,212
St Barbara Ltd.*	1,212	2,360
Star Entertainment Group Ltd.	1,047	3,917
Steadfast Group Ltd.	927	1,706
Super Retail Group Ltd.	299	2,419
Syrah Resources Ltd.*	531	1,189
Ten Network Holdings Ltd.*	490	244
Whitehaven Coal Ltd.*	1,030	2,282
WorleyParsons Ltd.*	252	2,058

		170,910

Austria - 1.0%
ams AG	97	4,481
BUWOG AG*	151	3,771
CA Immobilien Anlagen AG*	142	2,783
DO & CO AG	7	474
IMMOFINANZ AG*	1,076	1,958
Oesterreichische Post AG*	79	2,873
S IMMO AG*	237	2,906
UNIQA Insurance Group AG	257	1,946
Wienerberger AG	210	4,138

		25,330

Belgium - 2.0%
Ablynx NV*	101	1,258
Ackermans & van Haaren NV	23	3,180
AGFA-Gevaert NV*	456	1,862
Befimmo SA REIT	38	2,098
Bekaert SA	74	3,275
Biocartis NV, 144A*	44	510
bpost SA	140	3,478
Cie d’Entreprises CFE	17	1,873
Cofinimmo SA REIT	31	3,442
D’ieteren SA/NV	64	2,855
Elia System Operator SA/NV	37	1,897
Euronav NV	230	1,883
Galapagos NV*	59	4,165
Ion Beam Applications	48	2,183
KBC Ancora*	58	2,435
Melexis NV	37	3,076
Nyrstar NV*	105	645
Ontex Group NV	128	3,927
Sioen Industries NV	17	471
Sofina SA	20	2,712
Tessenderlo Chemie NV*	63	2,306
Warehouses De Pauw CVA REIT	20	1,860

		51,391

Bermuda - 0.2%
Hiscox Ltd.	355	4,784

Canada - 0.0%
Entertainment One Ltd.	425	1,247

China - 0.0%
Goodbaby International Holdings Ltd.	1,522	678
Microport Scientific Corp.*	890	665

		1,343

Denmark - 1.6%
Ambu A/S, Class B	43	1,732
Bavarian Nordic A/S* (a)	56	2,227
Dfds A/S	57	3,135
FLSmidth & Co A/S	73	3,579
GN Store Nord A/S	235	5,355
Jyske Bank A/S	87	4,480
NKT Holding A/S	33	2,328
Rockwool International A/S, Class B	17	2,808
Royal Unibrew A/S	98	3,818
SimCorp A/S	73	4,062
Spar Nord Bank A/S	144	1,597
Sydbank A/S	115	3,979
Topdanmark A/S*	111	2,813

		41,913

Faroe Islands - 0.1%
Bakkafrost P/F	107	3,985

Finland - 1.5%
Amer Sports OYJ	130	3,086
Atria OYJ	132	1,531
Cargotec OYJ, Class B	60	2,916
Caverion Corp.	228	1,664
Citycon OYJ	347	824
Huhtamaki OYJ	118	4,257
Kemira OYJ	177	2,254
Kesko OYJ, Class B	78	3,579
Konecranes OYJ	89	3,201
Metsa Board OYJ (a)	280	1,876
Outokumpu OYJ*	387	3,831
Outotec OYJ*	338	1,902
Sanoma OYJ	110	965
Stockmann OYJ Abp, Class B*	88	718
Tieto OYJ	74	2,062
Valmet OYJ	222	3,417

		38,083

France - 3.9%
ABC arbitrage	349	2,477
Alten SA	68	4,704
Altran Technologies SA*	268	4,226

Axway Software SA	34	1,120
Cie des Alpes	64	1,295
Cie Plastic Omnium SA	104	3,512
Coface SA	82	599
DBV Technologies SA*	31	2,256
Elior Group, 144A	128	2,873
Elis SA	150	2,813
Euler Hermes Group	9	794
Faurecia	85	3,736
Gaztransport Et Technigaz SA	61	2,250
Groupe Fnac SA*	11	658
Havas SA	229	1,980
Ipsen SA	50	4,442
IPSOS	42	1,352
Korian SA	72	2,037
Mercialys SA REIT	122	2,204
Metropole Television SA	126	2,668
Neopost SA	79	2,379
Nexans SA*	60	3,094
Nexity SA*	71	3,426
Orpea	48	4,167
Parrot SA*	33	294
Pierre & Vacances SA*	16	702
Rubis SCA	56	5,250
Sartorius Stedim Biotech	33	2,104
SOITEC*	25	1,046
Sopra Steria Group	27	3,411
SPIE SA	93	2,246
SRP Groupe SA, 144A*	56	1,286
Technicolor SA	553	2,308
Teleperformance	75	8,303
Television Francaise 1	189	2,143
Ubisoft Entertainment SA*	136	4,989
Vallourec SA*	368	2,019
Vicat SA	32	2,023
Virbac SA*	9	1,614

		100,800

Georgia - 0.1%
BGEO Group PLC	79	2,750

Germany - 5.4%
Aareal Bank AG	74	2,733
alstria office REIT-AG REIT*	201	2,435
AURELIUS Equity Opportunities SE & Co KGaA	59	3,909
Aurubis AG*	43	2,480
Bechtle AG	36	3,751
bet-at-home.com AG	24	2,660
Bijou Brigitte AG	21	1,294
Bilfinger SE*	64	2,523
Biotest AG	29	570
Carl Zeiss Meditec AG	41	1,774
CTS Eventim AG & Co. KGaA	61	2,218
Deutsche EuroShop AG	63	2,611
Deutsche Pfandbriefbank AG, 144A	59	625
DMG Mori AG	74	3,584
Drillisch AG	95	4,308
Duerr AG	42	3,485
Freenet AG	182	5,431
Gerresheimer AG	55	4,312
Grammer AG	15	896
GRENKE AG (a)	11	1,923
Indus Holding AG	65	4,008
KION Group AG	86	5,016
Koenig & Bauer AG*	32	1,808
Krones AG	20	2,074
LEG Immobilien AG*	77	6,346
Leoni AG	66	2,649
MorphoSys AG*	47	2,679
MTU Aero Engines AG	58	7,361
Nordex SE* (a)	122	1,795
Norma Group SE	73	3,142
Rational AG	4	1,831
Rheinmetall AG	61	4,661
RHOEN-KLINIKUM AG	102	2,569
Salzgitter AG	61	2,230
Siltronic AG*	17	1,048
Software AG	89	3,301
STADA Arzneimittel AG	97	5,873
Stroeer SE & Co. KGaA (a)	49	2,451
Suedzucker AG	123	3,140
TAG Immobilien AG	237	3,238
TLG Immobilien AG	221	4,265
Uniper SE*	200	2,839
Wacker Chemie AG	23	2,578

Wincor Nixdorf AG	35	2,548
Wirecard AG (a)	152	7,018

		139,990

Hong Kong - 2.5%
Brightoil Petroleum Holdings Ltd.*	6,070	2,002
Cafe de Coral Holdings Ltd.	1,036	3,443
Champion REIT	2,679	1,539
China Financial International Investments Ltd.*	7,618	388
China Strategic Holdings Ltd.*	74,081	1,527
Chow Sang Sang Holdings International Ltd.	423	940
Dah Sing Financial Holdings Ltd.	359	2,645
Digital Domain Holdings Ltd.*	25,202	1,412
Emperor Entertainment Hotel Ltd.	3,008	717
Enerchina Holdings Ltd.*	11,566	417
Esprit Holdings Ltd.*	2,891	2,737
Freeman FinTech Corp. Ltd.*	13,520	940
Future World Financial Holdings Ltd.*	6,640	505
Giordano International Ltd.	2,000	1,090
Global Brands Group Holding Ltd.*	12,064	1,414
Good Resources Holdings Ltd.*	4,198	276
Great Eagle Holdings Ltd.	336	1,593
Haitong International Securities Group Ltd.	2,000	1,216
HKBN Ltd.	2,214	2,581
Hopewell Holdings Ltd.	1,149	4,196
Hsin Chong Group Holdings Ltd.*	6,452	349
Huarong International Financial Holdings Ltd.*	1,135	424
Johnson Electric Holdings Ltd.	461	1,321
Landing International Development Ltd.*	54,777	395
Luk Fook Holdings International Ltd.	455	1,322
Madison Wine Holdings Ltd.*	1,569	384
Man Wah Holdings Ltd.	2,954	1,944
Mason Financial Holdings Ltd.*	43,237	674
Mei Ah Entertainment Group Ltd.*	5,171	316
Melco International Development Ltd.	1,564	2,402
Modern Dental Group Ltd.	1,149	505
Neo Telemedia Ltd.*	645	30
NewOcean Energy Holdings Ltd.	4,401	1,599
Noble Group Ltd.*	11,500	1,887
Nord Anglia Education, Inc.* (a)	25	587
Orient Overseas International Ltd.	331	1,942
Pacific Textiles Holdings Ltd.	975	1,088
Powerwell Pacific Holdings Ltd.*	1,189	492
Regina Miracle International Holdings Ltd., 144A	687	541
Summit Ascent Holdings Ltd.*	1,760	531
SUNeVision Holdings Ltd.	2,398	1,273
Television Broadcasts Ltd.	606	2,650
Town Health International Medical Group Ltd.	8,362	1,336
Value Partners Group Ltd.	1,749	1,769
Vision Fame International Holding Ltd.*	1,913	350
VST Holdings Ltd.	1,572	508
VTech Holdings Ltd.	304	3,430
Xinyi Glass Holdings Ltd.*	4,105	3,723

		65,350

Ireland - 1.4%
C&C Group PLC	741	3,038
COSMO Pharmaceuticals NV	8	1,370
Glanbia PLC	229	4,483
Grafton Group PLC	341	2,666
Greencore Group PLC	1,204	3,878
Hibernia REIT PLC REIT	1,745	2,237
Hostelworld Group PLC, 144A	169	463
Irish Continental Group PLC	368	1,969
Kingspan Group PLC	180	5,530
Smurfit Kappa Group PLC	271	7,208
UDG Healthcare PLC	395	3,380

		36,222

Isle of Man - 0.4%
GVC Holdings PLC	354	3,053
Paysafe Group PLC*	650	3,412
Playtech PLC	299	3,311

		9,776

Israel - 1.3%
Airport City Ltd.*	73	889
Alony Hetz Properties & Investments Ltd.	127	1,148
Caesarstone Ltd.*	32	1,069
Cellcom Israel Ltd.*	112	1,235
CyberArk Software Ltd.*	29	1,467
Delek Group Ltd.	5	1,193
El Al Israel Airlines	787	561
Gazit-Globe Ltd.	362	3,768
Israel Discount Bank Ltd., Class A*	2,506	5,547
Ituran Location and Control Ltd.	55	1,540
Kornit Digital Ltd.*	30	486
Melisron Ltd.	22	1,095
Neuroderm Ltd.*	24	556
Orbotech Ltd.*	83	2,502
Partner Communications Co. Ltd.*	209	1,318
Paz Oil Co. Ltd.	9	1,455
SodaStream International Ltd.*	25	1,219
Strauss Group Ltd.	53	923
Tower Semiconductor Ltd.*	152	3,506
Wix.com Ltd.*	39	2,430

		33,907

Italy - 3.7%
A2A SpA	2,734	3,797
Anima Holding SpA, 144A	439	2,351
Ansaldo STS SpA	443	5,468
Autogrill SpA	277	2,450
Azimut Holding SpA	115	1,931
Banca Carige SpA* (a)	2,595	762
Banca Generali SpA	90	2,174
Banca Mediolanum SpA	253	1,652
Banca Monte dei Paschi di Siena SpA*	49	783
Banca Popolare dell’Emilia Romagna SC	631	2,881
Banca Popolare di Sondrio SCPA	851	2,706
Banco BPM SpA	1,726	4,308
Brembo SpA	63	4,231
Buzzi Unicem SpA	130	3,220
Cerved Information Solutions SpA	236	2,108
Credito Valtellinese SpA	190	686
Davide Campari-Milano SpA	472	4,775
De’ Longhi SpA	96	2,492
DiaSorin SpA	45	2,848
Ei Towers SpA	56	2,882
El.EN. SpA	18	464
FinecoBank Banca Fineco SpA	466	2,666
Hera SpA	1,270	3,148
Interpump Group SpA	196	3,991
Italgas SpA*	500	1,989
Mediaset SpA	876	3,606
Moncler SpA	195	3,723
Newron Pharmaceuticals SpA*	26	604
OVS SpA, 144A	168	975
Recordati SpA	148	4,699
Salini Impregilo SpA	533	1,790
Salvatore Ferragamo SpA (a)	84	2,401
Societa Cattolica di Assicurazioni SCRL	341	2,139
Tod’s SpA	30	2,117
Unione di Banche Italiane SpA	871	2,722
Unipol Gruppo Finanziario SpA	709	2,694
Yoox Net-A-Porter Group SpA*	75	1,786

		96,019

Japan - 31.9%
Activia Properties, Inc. REIT	1	4,940
Adastria Co. Ltd.	100	2,589
ADEKA Corp.	300	4,198
Advance Residence Investment Corp. REIT	2	5,403
Advantest Corp.	200	3,514
Adways, Inc.	300	1,367
AEON REIT Investment Corp. REIT	3	3,322
Aica Kogyo Co. Ltd.	200	5,113
Aiful Corp.*	800	2,457
Anritsu Corp.	700	5,390
Aoyama Trading Co. Ltd.	100	3,747
Asahi Intecc Co. Ltd.	100	3,943

Autobacs Seven Co. Ltd.	300	4,751
Awa Bank Ltd.	1,000	7,023
Azbil Corp.	200	6,427
Broadleaf Co. Ltd.	300	1,816
Calsonic Kansei Corp.	200	2,286
Capcom Co. Ltd.	100	2,034
Chiba Kogyo Bank Ltd.	100	566
Citizen Watch Co. Ltd.	300	1,952
Coca-Cola East Japan Co. Ltd.	200	4,419
Coca-Cola West Co. Ltd.	200	5,928
COMSYS Holdings Corp.	300	5,319
COOKPAD, Inc.	200	1,709
CyberAgent, Inc.	200	5,563
Daido Steel Co. Ltd.	1,000	4,913
Daifuku Co. Ltd.	300	7,007
Daiichikosho Co. Ltd.	100	4,148
Daishi Bank Ltd.	1,000	4,522
Daisyo Corp.	100	1,359
Denka Co. Ltd.	1,000	5,207
DIC Corp.	200	7,299
Disco Corp.	30	4,510
DMG Mori Co. Ltd.	200	3,165
Ebara Corp.	200	5,893
Ezaki Glico Co. Ltd.	100	4,807
Frontier Real Estate Investment Corp. REIT	1	4,557
Fujikura Ltd.	1,000	7,424
Fukuoka REIT Corp. REIT	3	4,729
Funai Electric Co. Ltd.	200	1,727
Funai Soken Holdings, Inc.	200	3,644
Furukawa Electric Co. Ltd.	200	7,308
Glory Ltd.	200	6,854
GLP J-REIT REIT	3	3,429
GMO internet, Inc.	200	2,599
GS Yuasa Corp.	1,000	4,584
Gunma Bank Ltd.	400	2,321
H2O Retailing Corp.	200	3,386
Haseko Corp.	500	5,919
Hazama Ando Corp.	600	4,347
Heiwa Corp.	200	5,412
HIS Co. Ltd.	100	2,651
Hitachi Capital Corp.	100	2,585
Hokkaido Electric Power Co., Inc.	500	3,623
Hokkoku Bank Ltd.	1,000	4,103
Hokuhoku Financial Group, Inc.	100	1,754
Horiba Ltd.	100	5,545
Hosiden Corp.	300	2,636
House Foods Group, Inc.	200	4,258
Hulic Reit, Inc. REIT	1	1,655
Hyakugo Bank Ltd.	1,000	4,201
Ibiden Co. Ltd.	100	1,619
IDOM, Inc.	100	652
Industrial & Infrastructure Fund Investment Corp. REIT	1	4,673
Ines Corp.	400	3,970
Invincible Investment Corp. REIT	7	3,006
Ito En Ltd.	200	6,836
Itochu Techno-Solutions Corp.	100	2,710
Itoham Yonekyu Holdings, Inc.*	200	1,990
Iwatani Corp.	1,000	5,848
Iyo Bank Ltd.	300	2,211
Izumi Co. Ltd.	100	4,468
Jafco Co. Ltd.	100	3,418
Japan Display, Inc.*	700	1,732
Japan Excellent, Inc. REIT	3	3,891
Japan Hotel REIT Investment Corp. REIT	5	3,587
Japan Logistics Fund, Inc. REIT	2	4,315
Japan Petroleum Exploration Co. Ltd.	100	2,412
Japan Rental Housing Investments, Inc. REIT	6	4,459
Japan Steel Works Ltd.	200	3,573
Jimoto Holdings, Inc.	400	694
Juroku Bank Ltd.	1,000	3,543
JVC Kenwood Corp.	900	2,283
Kagome Co. Ltd.	200	5,136
Kaken Pharmaceutical Co. Ltd.	50	2,688
Kawasaki Kisen Kaisha Ltd. (a)	2,000	5,394
Keiyo Bank Ltd.	1,000	4,611
Keiyo Co. Ltd.	500	2,577
Kenedix Office Investment Corp. REIT	1	5,946
Kewpie Corp.	200	5,321

Kinden Corp.	300	4,040
Kiyo Bank Ltd.	300	4,986
Kobayashi Pharmaceutical Co. Ltd.	100	4,629
K’s Holdings Corp.	300	5,335
Kumagai Gumi Co. Ltd.	1,000	2,742
Kyowa Exeo Corp.	100	1,387
Laox Co. Ltd.*	200	1,139
Leopalace21 Corp.	600	3,151
Lintec Corp.	200	4,251
Matsui Securities Co. Ltd.	400	3,283
Matsumotokiyoshi Holdings Co. Ltd.	100	4,727
Matsuya Foods Co. Ltd.	100	3,765
Megmilk Snow Brand Co. Ltd.	100	2,724
Meitec Corp.	100	3,908
Mitsubishi Paper Mills Ltd.*	500	3,458
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	3,293
Mitsui High-Tec, Inc.	400	3,147
Mitsui Mining & Smelting Co. Ltd.	1,000	3,302
Miura Co. Ltd.	100	1,540
MonotaRO Co. Ltd.	100	2,831
Mori Hills REIT Investment Corp. REIT	3	4,120
Mori Trust Sogo Reit, Inc. REIT	2	3,277
Musashino Bank Ltd.	100	3,222
Nagase & Co. Ltd.	400	5,814
Nankai Electric Railway Co. Ltd.	1,000	4,913
NHK Spring Co. Ltd.	200	2,286
Nichi-iko Pharmaceutical Co. Ltd.	100	1,509
Nichirei Corp.	100	2,329
Nifco, Inc.	100	5,118
Nihon Kohden Corp.	200	4,378
Nihon M&A Center, Inc.	200	6,133
Nikkon Holdings Co. Ltd.	300	6,628
Nippon Accommodations Fund, Inc. REIT	1	4,330
Nippon Kayaku Co. Ltd.	300	4,115
Nippon Light Metal Holdings Co. Ltd.	600	1,474
Nippon Paper Industries Co. Ltd.	200	3,637
Nippon Shinyaku Co. Ltd.	100	5,394
Nippon Suisan Kaisha Ltd.	600	3,034
Nipro Corp.	500	6,467
Nishimatsu Construction Co. Ltd.	1,000	5,198
Nishi-Nippon Financial Holdings, Inc.*	200	2,167
Nishi-Nippon Railroad Co. Ltd.	1,000	4,397
Nissan Shatai Co. Ltd.	300	2,860
Nisshin Steel Co. Ltd.	100	1,422
Nisshinbo Holdings, Inc.	300	3,060
North Pacific Bank Ltd.	900	3,733
NTN Corp.	1,000	4,976
Ogaki Kyoritsu Bank Ltd.	1,000	3,276
Okamoto Industries, Inc.	100	910
Oki Electric Industry Co. Ltd.	100	1,422
OncoTherapy Science, Inc.*	600	1,479
Orix JREIT, Inc. REIT	3	4,724
OSG Corp.	200	4,205
OSJB Holdings Corp.	200	456
Penta-Ocean Construction Co. Ltd.	1,000	4,727
Pigeon Corp.	200	5,884
Pilot Corp.	100	3,974
Premier Investment Corp. REIT	4	4,589
Proto Corp.	100	1,372
Qol Co. Ltd.	200	2,779
Resorttrust, Inc.	200	3,667
Rohto Pharmaceutical Co. Ltd.	200	3,810
Sangetsu Corp.	200	3,447
San-In Godo Bank Ltd.	200	1,791
Sankyu, Inc.	1,000	6,400
Sanwa Holdings Corp.	500	4,718
Sapporo Holdings Ltd.	200	5,026
Sawai Pharmaceutical Co. Ltd.	50	2,702
SCREEN Holdings Co. Ltd.	60	4,048
SCSK Corp.	100	3,685
Seino Holdings Co. Ltd.	400	4,607
Sekisui House SI Residential Investment Corp. REIT	4	4,486
Senshu Ikeda Holdings, Inc.	800	3,617
Septeni Holdings Co. Ltd.	100	320
Seria Co. Ltd.	23	1,810
Shiga Bank Ltd.	1,000	5,510

Shikoku Electric Power Co., Inc.	200	2,008
Shimachu Co. Ltd.	200	5,075
Shinko Plantech Co. Ltd.	500	4,130
Ship Healthcare Holdings, Inc.	100	2,817
Showa Denko KK*	200	3,523
Skylark Co. Ltd.	300	4,435
Sojitz Corp.	2,400	6,217
Square Enix Holdings Co. Ltd.	200	6,080
Sugi Holdings Co. Ltd.	100	4,611
Sumco Corp.	300	4,411
Sumitomo Forestry Co. Ltd.	300	4,366
Sumitomo Mitsui Construction Co. Ltd.	5,400	5,960
Sumitomo Osaka Cement Co. Ltd.	1,000	4,157
Taiyo Yuden Co. Ltd.	300	4,000
Takara Holdings, Inc.	500	5,127
Tatsuta Electric Wire And Cable Co. Ltd.	100	408
Temp Holdings Co. Ltd.	300	5,082
TIS, Inc.	200	4,853
Toda Corp.	1,000	6,080
Toho Holdings Co. Ltd.	100	2,160
Tokai Rika Co. Ltd.	200	4,034
Tokai Tokyo Financial Holdings, Inc.	700	4,050
Tokuyama Corp.*	1,000	4,789
Tokyo Century Corp.	100	3,378
Tokyo Ohka Kogyo Co. Ltd.	100	3,258
Tokyu REIT, Inc. REIT	4	5,067
Tomy Co. Ltd.	100	1,054
Topcon Corp.	200	3,503
Tosoh Corp.	1,000	8,696
Toyo Corp./Chuo-ku	400	3,557
Toyo Kanetsu KK	300	836
Toyo Tire & Rubber Co. Ltd.	200	3,242
Toyobo Co. Ltd.	3,000	5,207
Toyota Boshoku Corp.	200	4,449
TS Tech Co. Ltd.	200	5,229
Tsukuba Bank Ltd.	200	612
Tsukui Corp.	600	3,674
Tsumura & Co.	200	5,928
Tsutsumi Jewelry Co. Ltd.	100	1,852
Ube Industries Ltd.	3,000	7,504
Ulvac, Inc.	100	4,415
Usen Corp.	500	2,047
Ushio, Inc.	300	3,835
Valor Holdings Co. Ltd.	200	4,962
Wacoal Holdings Corp.	100	1,256
W-Scope Corp.	100	1,661
Yamato Kogyo Co. Ltd.	100	2,839
Yokohama Reito Co. Ltd.	600	5,677
Zenkoku Hosho Co. Ltd.	100	3,253
Zensho Holdings Co. Ltd.	100	1,695
Zeon Corp.	200	2,197

		825,746

Jersey Island - 0.3%
Centamin PLC	1,590	3,449
Phoenix Group Holdings	414	3,945

		7,394

Luxembourg - 0.4%
APERAM SA	70	3,561
B&M European Value Retail SA	827	3,060
Grand City Properties SA	154	2,934

		9,555

Malta - 0.2%
Catena Media PLC*	55	652
Kindred Group PLC SDR	393	3,683

		4,335

Netherlands - 2.2%
Aalberts Industries NV	126	4,346
Accell Group	46	1,069
Arcadis NV	128	1,736
ASM International NV	70	3,558
ASR Nederland NV*	65	1,735
BE Semiconductor Industries NV	42	1,605
Corbion NV	121	3,115
Delta Lloyd NV	570	3,237
Eurocommercial Properties NV	69	2,443
Euronext NV, 144A	79	3,415
Fugro NV*	102	1,625
IMCD Group NV	88	4,175
InterXion Holding NV*	83	3,229
Koninklijke BAM Groep NV	465	2,429
OCI NV*	92	1,829

PostNL NV*	653	2,849
SBM Offshore NV	260	3,998
TKH Group NV	71	2,896
TomTom NV*	193	1,674
Wereldhave NV REIT	55	2,402
Wessanen	225	2,997

		56,362

New Zealand - 1.2%
a2 Milk Co. Ltd.*	685	1,164
Air New Zealand Ltd.	1,391	2,370
Chorus Ltd.	499	1,488
Fisher & Paykel Healthcare Corp. Ltd.	988	6,483
Infratil Ltd.	2,185	4,541
Kiwi Property Group Ltd.	4,951	5,100
SKY Network Television Ltd.	255	698
SKYCITY Entertainment Group Ltd.	1,506	4,469
Trade Me Group Ltd.	485	1,813
Z Energy Ltd.	425	2,207

		30,333

Norway - 1.3%
Aker ASA, Class A	27	1,140
Aker BP ASA	206	3,624
Aker Solutions ASA*	380	2,200
Atea ASA*	97	1,047
DNO ASA*	1,581	1,511
Entra ASA, 144A	137	1,561
Europris ASA, 144A*	363	1,593
Frontline Ltd.	152	1,061
Kongsberg Automotive ASA*	1,347	901
Leroy Seafood Group ASA	36	1,901
Norwegian Air Shuttle ASA* (a)	65	2,037
Opera Software ASA*	184	794
Petroleum Geo-Services ASA*	205	576
Salmar ASA	50	1,264
SpareBank 1 Smn	152	1,305
Storebrand ASA*	856	5,779
TGS Nopec Geophysical Co ASA	195	4,280
Thin Film Electronics ASA*	981	446
XXL ASA, 144A	142	1,584

		34,604

Portugal - 0.3%
Banco Comercial Portugues SA, Class R*	12,159	1,941
CTT-Correios de Portugal SA	368	1,976
NOS SGPS SA	322	1,907
Sonae SGPS SA*	2,020	1,774

		7,598

Russia - 0.0%
Evraz PLC*	439	1,255

Singapore - 1.5%
ARA Asset Management Ltd.	700	877
Ascendas India Trust	2,600	2,022
Chip Eng Seng Corp. Ltd.	7,500	3,826
k1 Ventures Ltd.	1,100	679
Keppel REIT	4,600	3,397
Mapletree Commercial Trust REIT	3,800	4,067
Mapletree Greater China Commercial Trust REIT	5,600	3,936
Mapletree Industrial Trust REIT	3,800	4,515
Mapletree Logistics Trust REIT	4,600	3,529
Midas Holdings Ltd.	11,500	2,134
Raffles Medical Group Ltd.	1,100	1,111
Sembcorp Marine Ltd. (a)	1,100	1,397
Singapore Post Ltd.	3,200	3,163
Venture Corp. Ltd.	600	4,602
Ying Li International Real Estate Ltd.*	4,800	548

		39,803

South Africa - 0.1%
Petra Diamonds Ltd.*	1,003	1,709

Spain - 2.5%
Acciona SA	40	2,995
Acerinox SA	245	3,482
Almirall SA	117	1,867
Applus Services SA	272	3,158
Atresmedia Corp. de Medios de Comunicacion SA	124	1,431
Bolsas y Mercados Espanoles SHMSF SA	103	3,208

Cellnex Telecom SA, 144A	200	3,012
Ebro Foods SA	152	3,089
Fomento de Construcciones y Contratas SA* (a)	280	2,593
Gamesa Corp. Tecnologica SA	316	6,997
Grupo Catalana Occidente SA	36	1,195
Hispania Activos Inmobiliarios SOCIMI SA REIT	240	3,118
Indra Sistemas SA*	219	2,762
Inmobiliaria Colonial SA	376	2,748
Mediaset Espana Comunicacion SA	203	2,383
Melia Hotels International SA	146	1,905
Merlin Properties Socimi SA REIT	281	3,190
NH Hotel Group SA*	386	1,795
Papeles y Cartones de Europa SA	150	990
Prosegur Cia de Seguridad SA	342	1,978
Realia Business SA*	1,907	1,798
Sacyr SA*	831	2,048
Tecnicas Reunidas SA	72	2,792
Tubacex SA	228	729
Viscofan SA	83	4,346

		65,609

Sweden - 4.9%
AAK AB	57	3,801
Axfood AB	118	1,804
Betsson AB*	205	1,836
Bilia AB, Class A	52	1,164
BillerudKorsnas AB	229	3,635
BioGaia AB, Class B	18	640
Bonava AB, Class B*	134	2,062
Camurus AB*	35	428
Castellum AB	258	3,496
Com Hem Holding AB	329	3,689
Dometic Group AB, 144A*	223	1,692
Dustin Group AB, 144A	148	1,099
Elekta AB, Class B	477	4,531
Evolution Gaming Group AB, 144A	55	2,056
Fabege AB	178	3,003
Fastighets AB Balder, Class B*	137	2,996
Fingerprint Cards AB, Class B*	461	2,549
Hemfosa Fastigheter AB	216	2,008
Hexpol AB	336	3,369
Holmen AB, Class B	77	2,982
Hufvudstaden AB, Class A	151	2,344
Indutrade AB	204	3,819
Intrum Justitia AB	123	4,449
Investment AB Oresund	166	2,832
JM AB	108	3,396
Kungsleden AB	335	1,924
Lifco AB, Class B	53	1,405
Loomis AB, Class B	117	3,631
Modern Times Group MTG AB, Class B	100	3,239
NCC AB, Class B	143	3,401
NetEnt AB*	336	2,807
New Wave Group AB, Class B	141	1,015
Nibe Industrier AB, Class B	603	4,850
Nobia AB	181	1,772
Pandox AB	71	1,120
Peab AB	364	3,444
Probi AB	9	472
Ratos AB, Class B	412	1,916
RaySearch Laboratories AB	28	713
Saab AB, Class B	121	4,799
SkiStar AB	65	1,073
SSAB AB, Class A*	355	1,405
SSAB AB, Class B*	700	2,318
Sweco AB, Class B	87	1,925
Swedish Orphan Biovitrum AB*	210	2,850
Thule Group AB, 144A	111	1,774
Trelleborg AB, Class B	274	5,631
Vitrolife AB	17	831
Wallenstam AB, Class B	294	2,405
Wihlborgs Fastigheter AB	183	3,639

		126,039

Switzerland - 4.7%
Allreal Holding AG*	24	3,749
Banque Cantonale Vaudoise	2	1,368
Basilea Pharmaceutica AG*	29	2,483
Bucher Industries AG	8	2,282
Burckhardt Compression Holding AG	8	2,232

Cembra Money Bank AG*	35	2,840
Clariant AG*	344	6,429
Daetwyler Holding AG	10	1,523
dormakaba Holding AG*	6	4,959
Emmi AG*	3	1,907
Ferrexpo PLC*	266	529
Flughafen Zuerich AG	35	7,067
Forbo Holding AG*	2	2,728
GAM Holding AG*	291	3,216
Georg Fischer AG	7	6,067
Helvetia Holding AG	6	3,366
IWG PLC	880	3,090
Leonteq AG*	22	603
Logitech International SA	273	7,896
Meyer Burger Technology AG*	827	642
Mobimo Holding AG*	8	2,125
Molecular Partners AG*	19	425
Myriad Group AG*	201	332
OC Oerlikon Corp. AG*	370	3,997
Oriflame Holding AG*	87	3,546
Panalpina Welttransport Holding AG	26	3,275
PSP Swiss Property AG	53	4,939
Santhera Pharmaceuticals Holding AG*	8	578
SFS Group AG*	42	3,826
Straumann Holding AG	16	6,779
Sulzer AG	17	1,767
Sunrise Communications Group AG, 144A*	61	4,364
Tecan Group AG	22	3,669
Temenos Group AG*	91	7,036
u-blox AG*	14	2,780
Valiant Holding AG	27	2,828
VAT Group AG, 144A*	18	1,748
Vontobel Holding AG	56	3,061

		122,051

United Kingdom - 16.3%
AA PLC	811	2,633
Abcam PLC	309	3,303
Acacia Mining PLC	239	1,590
Aggreko PLC	303	3,963
Allied Minds PLC*	341	1,629
Amec Foster Wheeler PLC	445	2,427
Ashmore Group PLC	608	2,686
ASOS PLC*	76	5,123
Assura PLC REIT	2,014	1,462
AVEVA Group PLC	96	2,279
Balfour Beatty PLC	1,064	3,652
BBA Aviation PLC	1,293	4,893
Beazley PLC	592	3,188
Bellway PLC	149	4,818
Berendsen PLC	213	2,420
Big Yellow Group PLC REIT	220	1,996
Bodycote PLC	362	3,549
boohoo.com PLC*	1,720	3,260
Booker Group PLC	2,108	5,208
Bovis Homes Group PLC	198	1,916
Brewin Dolphin Holdings PLC	640	2,459
Britvic PLC	409	3,205
BTG PLC*	506	3,620
Cairn Energy PLC*	954	2,631
Capital & Counties Properties PLC	623	2,272
Card Factory PLC	683	2,237
Carillion PLC	686	1,864
Chemring Group PLC*	471	1,135
Cineworld Group PLC	245	1,944
Clinigen Group PLC	216	2,225
Close Brothers Group PLC	150	2,807
CMC Markets PLC, 144A	243	353
Countrywide PLC	406	982
Crest Nicholson Holdings PLC	362	2,435
CYBG PLC*	975	3,194
Daily Mail & General Trust PLC, Class A	331	2,953
Dairy Crest Group PLC	291	2,046
Debenhams PLC	2,441	1,625
Derwent London PLC REIT	114	3,989
Dialight PLC*	41	489
Dialog Semiconductor PLC*	108	5,692
Dignity PLC	70	2,254
Diploma PLC	225	2,990
Domino’s Pizza Group PLC	774	3,688
Drax Group PLC	657	2,866
DS Smith PLC	1,134	6,272

Dunelm Group PLC	180	1,443
Electrocomponents PLC	543	3,202
Elementis PLC	834	3,100
Essentra PLC	351	2,367
esure Group PLC	623	1,653
Fenner PLC	335	1,157
Fevertree Drinks PLC	176	3,071
Firstgroup PLC*	1,747	2,606
Forterra PLC, 144A	174	420
Galliford Try PLC	128	2,408
Genus PLC	116	2,496
Go-Ahead Group PLC	60	1,467
Gocompare.Com Group PLC*	623	738
Grainger PLC	828	2,602
Great Portland Estates PLC REIT	313	2,517
Greene King PLC	340	2,850
Greggs PLC	178	2,160
Halfords Group PLC	479	2,019
Halma PLC	411	4,960
Hansteen Holdings PLC REIT	1,723	2,508
Hays PLC	1,911	3,860
Henderson Group PLC	1,254	3,478
HomeServe PLC	447	3,306
Howden Joinery Group PLC	783	4,157
Hunting PLC	242	1,590
IG Group Holdings PLC	334	2,219
Imagination Technologies Group PLC*	506	1,636
Inchcape PLC	591	5,504
Indivior PLC	978	4,244
Informa PLC	878	7,321
Intermediate Capital Group PLC	392	3,454
International Personal Finance PLC	538	1,210
Interserve PLC	318	945
Iomart Group PLC	182	653
J D Wetherspoon PLC	178	2,163
JD Sports Fashion PLC	421	1,838
John Laing Group PLC, 144A	448	1,518
John Wood Group PLC	478	4,481
Jupiter Fund Management PLC	385	2,003
Just Eat PLC*	610	3,788
Kainos Group PLC	134	366
KAZ Minerals PLC*	304	1,988
Keller Group PLC	191	2,038
Kier Group PLC	152	2,746
Ladbrokes Coral Group PLC	1,498	2,275
Laird PLC	534	1,110
Lancashire Holdings Ltd.	221	1,903
LondonMetric Property PLC REIT	978	1,881
Man Group PLC	1,862	3,383
Marston’s PLC	922	1,518
Melrose Industries PLC	2,298	6,081
Metro Bank PLC* (a)	71	3,014
Micro Focus International PLC	259	7,019
Mitchells & Butlers PLC	384	1,175
Mitie Group PLC (a)	607	1,557
Moneysupermarket.com Group PLC	645	2,639
Morgan Advanced Materials PLC	622	2,405
National Express Group PLC	591	2,663
Northgate PLC	377	2,638
Ocado Group PLC* (a)	745	2,302
On The Beach Group PLC, 144A	106	400
Ophir Energy PLC*	768	874
Pagegroup PLC	431	2,272
Pantheon Resources PLC*	334	365
Paragon Group of Cos. PLC	206	1,084
Pennon Group PLC	416	4,473
Pets at Home Group PLC	676	1,543
Premier Oil PLC* (a)	1,231	1,062
PZ Cussons PLC	347	1,374
QinetiQ Group PLC	695	2,390
Redcentric PLC	341	379
Redrow PLC	370	2,243
Renishaw PLC	75	2,859
Rentokil Initial PLC	1,918	5,690
Restaurant Group PLC	330	1,332
Rightmove PLC	120	5,853
Rotork PLC	1,389	4,257
RPC Group PLC	451	5,109
Safestore Holdings PLC REIT	567	2,702
Saga PLC	1,300	3,050
Savills PLC	220	2,337
Seadrill Ltd.* (a)	478	821

Senior PLC	782	1,775
Serco Group PLC*	1,694	2,476
Shaftesbury PLC REIT	323	3,669
SIG PLC	1,189	1,652
Sirius Minerals PLC*	5,396	1,205
Sound Energy PLC*	699	789
Spectris PLC	168	5,066
Spirax-Sarco Engineering PLC	80	4,416
Spire Healthcare Group PLC, 144A	482	1,949
SSP Group PLC	614	3,176
St. Modwen Properties PLC	445	1,891
Stagecoach Group PLC	641	1,651
Stock Spirits Group PLC	310	669
Subsea 7 SA* (a)	344	4,862
SuperGroup PLC	112	2,053
Synthomer PLC	486	2,693
TalkTalk Telecom Group PLC	754	1,645
Ted Baker PLC	47	1,636
Telecom Plus PLC	160	2,396
Thomas Cook Group PLC*	2,271	2,466
TP ICAP PLC	505	3,064
Tritax Big Box REIT PLC REIT	1,306	2,364
Tullow Oil PLC* (a)	1,189	3,960
UBM PLC	461	4,264
Ultra Electronics Holdings PLC	109	2,632
UNITE Group PLC REIT	277	2,148
Vectura Group PLC*	1,033	1,857
Vesuvius PLC	267	1,513
Victrex PLC	129	3,059
Virgin Money Holdings UK PLC	413	1,677
VTTI Energy Partners LP	61	1,116
WH Smith PLC	184	3,863
Workspace Group PLC REIT	149	1,468
WS Atkins PLC	148	2,672

		422,296

United States - 0.1%
Sims Metal Management Ltd.	324	3,135

TOTAL COMMON STOCKS
(Cost $2,553,376)		2,581,624

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Jungheinrich AG	129	3,905
Sartorius AG	65	4,878

		8,783

TOTAL PREFERRED STOCKS
(Cost $6,753)		8,783

SECURITIES LENDING COLLATERAL - 1.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $48,052)	48,052	48,052

TOTAL INVESTMENTS - 101.8%
(Cost $2,608,181)†		$2,638,459
Other assets and liabilities, net - (1.8%)		(46,358)

NET ASSETS - 100.0%		$2,592,101

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,631,515. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $6,944. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $272,626 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $265,682.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $40,832, which is 1.6% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017 the Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Industrials	568,327	21.9%
Consumer Discretionary	405,691	15.7
Financials	285,878	11.0
Real Estate	277,046	10.7
Information Technology	270,488	10.5
Materials	258,399	10.0
Health Care	190,366	7.4
Consumer Staples	178,817	6.9
Energy	76,006	2.9
Utilities	47,438	1.8
Telecommunication Services	31,951	1.2

Total	2,590,407	100.0%

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
The Bank of Nova Scotia	3/3/2017	AUD	232,000	USD	175,995	$(1,866)
The Bank of Nova Scotia	3/3/2017	CHF	1,000	USD	1,015	19
The Bank of Nova Scotia	3/3/2017	CHF	117,000	USD	118,747	2,231
The Bank of Nova Scotia	3/3/2017	DKK	3,000	USD	436	9
The Bank of Nova Scotia	3/3/2017	DKK	263,000	USD	38,256	769
The Bank of Nova Scotia	3/3/2017	EUR	583,000	USD	630,672	12,949
The Bank of Nova Scotia	3/3/2017	GBP	360,000	USD	453,121	6,378
The Bank of Nova Scotia	3/3/2017	HKD	454,000	USD	58,525	39
The Bank of Nova Scotia	3/3/2017	HKD	7,000	USD	902	1
The Bank of Nova Scotia	3/3/2017	ILS	101,000	USD	26,828	(914)
The Bank of Nova Scotia	3/3/2017	JPY	93,898,000	USD	834,693	(1,225)
The Bank of Nova Scotia	3/3/2017	NOK	380,000	USD	46,194	866
The Bank of Nova Scotia	3/3/2017	NZD	38,000	USD	27,836	467
The Bank of Nova Scotia	3/3/2017	NZD	1,000	USD	732	12
The Bank of Nova Scotia	3/3/2017	SEK	1,184,000	USD	135,599	4,409
The Bank of Nova Scotia	3/3/2017	SGD	1,000	USD	710	(4)
The Bank of Nova Scotia	3/3/2017	SGD	61,000	USD	43,306	(222)
The Bank of Nova Scotia	3/3/2017	USD	6,069	AUD	8,000	64
The Bank of Nova Scotia	3/3/2017	USD	172,222	AUD	224,000	(494)
The Bank of Nova Scotia	3/3/2017	USD	117,829	CHF	118,000	(318)
The Bank of Nova Scotia	3/3/2017	USD	38,027	DKK	266,000	(112)
The Bank of Nova Scotia	3/3/2017	USD	609,932	EUR	574,000	(1,746)
The Bank of Nova Scotia	3/3/2017	USD	9,737	EUR	9,000	(201)
The Bank of Nova Scotia	3/3/2017	USD	438,029	GBP	352,000	(1,213)
The Bank of Nova Scotia	3/3/2017	USD	10,070	GBP	8,000	(143)
The Bank of Nova Scotia	3/3/2017	USD	59,388	HKD	461,000	(1)
The Bank of Nova Scotia	3/3/2017	USD	27,470	ILS	100,000	(3)
The Bank of Nova Scotia	3/3/2017	USD	266	ILS	1,000	9
The Bank of Nova Scotia	3/3/2017	USD	817,152	JPY	91,427,000	(3,232)
The Bank of Nova Scotia	3/3/2017	USD	21,969	JPY	2,471,000	29
The Bank of Nova Scotia	3/3/2017	USD	608	NOK	5,000	(12)
The Bank of Nova Scotia	3/3/2017	USD	44,871	NOK	375,000	(139)
The Bank of Nova Scotia	3/3/2017	USD	28,207	NZD	39,000	(118)
The Bank of Nova Scotia	3/3/2017	USD	126,690	SEK	1,141,000	(264)
The Bank of Nova Scotia	3/3/2017	USD	4,926	SEK	43,000	(161)
The Bank of Nova Scotia	3/3/2017	USD	44,332	SGD	62,000	(89)
The Bank of Nova Scotia	4/5/2017	AUD	224,000	USD	172,086	492
The Bank of Nova Scotia	4/5/2017	CHF	118,000	USD	118,055	303
The Bank of Nova Scotia	4/5/2017	CHF	3,000	USD	3,002	8
The Bank of Nova Scotia	4/5/2017	DKK	266,000	USD	38,087	107
The Bank of Nova Scotia	4/5/2017	EUR	7,000	USD	7,449	20
The Bank of Nova Scotia	4/5/2017	EUR	574,000	USD	610,851	1,687
The Bank of Nova Scotia	4/5/2017	EUR	7,000	USD	7,429	1
The Bank of Nova Scotia	4/5/2017	GBP	352,000	USD	438,391	1,191
The Bank of Nova Scotia	4/5/2017	GBP	9,000	USD	11,209	30
The Bank of Nova Scotia	4/5/2017	GBP	4,000	USD	4,968	0
The Bank of Nova Scotia	4/5/2017	ILS	5,000	USD	1,374	0

The Bank of Nova Scotia	4/5/2017	ILS	100,000	USD	27,488	(3)
The Bank of Nova Scotia	4/5/2017	JPY	91,427,000	USD	818,300	3,160
The Bank of Nova Scotia	4/5/2017	JPY	900,000	USD	8,035	11
The Bank of Nova Scotia	4/5/2017	NOK	375,000	USD	44,881	138
The Bank of Nova Scotia	4/5/2017	NZD	39,000	USD	28,176	116
The Bank of Nova Scotia	4/5/2017	SEK	1,141,000	USD	126,901	249
The Bank of Nova Scotia	4/5/2017	SEK	37,000	USD	4,116	9
The Bank of Nova Scotia	4/5/2017	SGD	62,000	USD	44,335	83
The Bank of Nova Scotia	4/5/2017	USD	1,676	NOK	14,000	(5)
The Bank of Nova Scotia	4/7/2017	HKD	461,000	USD	59,411	(5)

Total net unrealized appreciation						$23,366

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,580,841	$—	$783	$2,581,624
Preferred Stocks	8,783	—	—	8,783
Short-Term Investments	48,052	—	—	48,052
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	35,856	—	35,856

TOTAL	$2,637,676	$35,856	$783	$2,674,315

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(12,490)	$—	$(12,490)

TOTAL	$—	$(12,490)	$—	$(12,490)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the period ended February 28, 2017, the amount of transfers between Level 1 and Level 3 was $1,768. The investment was transferred from Level 1 to Level 3 because the security was halted on the exchange and is valued at the last traded price.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 12.0%
Ferrari NV	1,136	$74,014
Fiat Chrysler Automobiles NV*	7,873	86,159
Luxottica Group SpA	1,547	81,551

		241,724

Energy - 22.6%
Eni SpA	18,186	279,746
Saipem SpA*	32,825	14,991
Snam SpA	22,022	87,721
Tenaris SA	4,366	71,832

		454,290

Financials - 32.1%
Assicurazioni Generali SpA	5,849	83,776
EXOR NV	1,093	51,794
Intesa Sanpaolo SpA	87,975	205,042
Intesa Sanpaolo SpA-RSP	7,099	15,793
Mediobanca SpA	5,888	47,189
Poste Italiane SpA, 144A	5,944	38,160
UniCredit SpA (a)	12,842	172,101
UnipolSai SpA	14,403	30,517

		644,372

Industrials - 13.9%
Atlantia SpA	3,726	87,236
CNH Industrial NV	9,196	85,342
Leonardo SpA*	4,103	56,377
Prysmian SpA	1,978	50,313

		279,268

Telecommunication Services - 4.5%
Telecom Italia SpA*	80,492	65,277
Telecom Italia SpA-RSP*	38,313	25,530

		90,807

Utilities - 14.7%
Enel SpA	53,511	229,707
Terna Rete Elettrica Nazionale SpA	14,265	66,071

		295,778

TOTAL COMMON STOCKS
(Cost $2,224,601)		2,006,239

SECURITIES LENDING COLLATERAL - 7.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $158,722)	158,722	158,722

TOTAL INVESTMENTS - 107.7%
(Cost $2,383,323)†		$2,164,961
Other assets and liabilities, net - (7.7%)		(155,125)

NET ASSETS - 100.0%		$2,009,836

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,416,358. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $251,397. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $71,677 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $323,074.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $155,832, which is 7.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
The Bank of Nova Scotia	3/3/2017	EUR	1,975,000	USD	2,136,496	$43,867
The Bank of Nova Scotia	3/3/2017	USD	122,256	EUR	113,000	(2,526)
The Bank of Nova Scotia	3/3/2017	USD	1,978,561	EUR	1,862,000	(5,662)
The Bank of Nova Scotia	4/5/2017	EUR	1,862,000	USD	1,981,540	5,473
The Bank of Nova Scotia	4/5/2017	EUR	32,000	USD	34,053	92
The Bank of Nova Scotia	4/5/2017	USD	2,119	EUR	2,000	4

Total net unrealized appreciation						$41,248

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,006,239	$—	$—	$2,006,239
Short-Term Investments	158,722	—	—	158,722
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	49,436	—	49,436

TOTAL	$2,164,961	$49,436	$—	$2,214,397

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(8,188)	$—	$(8,188)

TOTAL	$—	$(8,188)	$—	$(8,188)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Italy - 33.7%
Assicurazioni Generali SpA	3,664	$52,480
Atlantia SpA	1,293	30,273
Enel SpA	23,881	102,514
Eni SpA	7,968	122,568
Ferrari NV	385	25,084
Intesa Sanpaolo SpA	39,738	92,617
Intesa Sanpaolo SpA-RSP	2,921	6,498
Leonardo SpA*	1,268	17,423
Luxottica Group SpA	531	27,992
Mediobanca SpA	1,777	14,242
Poste Italiane SpA, 144A	1,636	10,503
Prysmian SpA	611	15,542
Saipem SpA*	18,998	8,677
Snam SpA	7,675	30,572
Telecom Italia SpA*	35,712	28,961
Telecom Italia SpA-RSP*	18,879	12,580
Terna Rete Elettrica Nazionale SpA	4,721	21,866
UniCredit SpA (a)	5,921	79,350
UnipolSai SpA	3,545	7,511

		707,253

Luxembourg - 1.2%
Tenaris SA	1,479	24,333

Netherlands - 0.8%
EXOR NV	340	16,111

Portugal - 2.8%
EDP - Energias de Portugal SA	7,444	23,020
Galp Energia SGPS SA	1,570	23,103
Jeronimo Martins SGPS SA	788	12,672

		58,795

Spain - 57.7%
Abertis Infraestructuras SA	2,016	29,559
ACS Actividades de Construccion y Servicios SA	600	18,831
Aena SA, 144A	211	30,177
Amadeus IT Group SA	1,374	63,909
Banco Bilbao Vizcaya Argentaria SA	20,566	134,604
Banco de Sabadell SA	16,710	24,571
Banco Popular Espanol SA* (a)	10,516	9,325
Banco Santander SA	45,671	249,370
Bankia SA (a)	14,429	14,262
Bankinter SA	2,111	16,279
CaixaBank SA	11,240	39,271
Distribuidora Internacional de Alimentacion SA	1,950	10,827
Enagas SA	710	17,447
Endesa SA	995	21,182
Ferrovial SA	1,525	28,927
Gas Natural SDG SA	1,097	21,355
Grifols SA	934	20,428
Iberdrola SA	17,313	115,074
Industria de Diseno Textil SA	3,416	109,725
Mapfre SA	3,376	10,447
Red Electrica Corp. SA	1,356	24,486
Repsol SA	3,533	52,400
Telefonica SA	14,200	145,155
Zardoya Otis SA	578	4,617

		1,212,228

United Kingdom - 3.7%
CNH Industrial NV	3,198	29,678
Fiat Chrysler Automobiles NV*	2,826	30,927
International Consolidated Airlines Group SA	2,656	17,676

		78,281

TOTAL COMMON STOCKS
(Cost $2,392,684)		2,097,001

SECURITIES LENDING COLLATERAL - 2.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $43,334)	43,334	43,334

TOTAL INVESTMENTS - 102.0%
(Cost $2,436,018)†		$2,140,335
Other assets and liabilities, net - (2.0%)		(40,644)

NET ASSETS - 100.0%		$2,099,691

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,477,231. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $336,896. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,827 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $377,723.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $41,804, which is 2.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017 the Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	777,442	37.1%
Utilities	329,497	15.7
Energy	279,099	13.3
Industrials	222,703	10.6
Consumer Discretionary	193,728	9.2
Telecommunication Services	186,696	8.9
Information Technology	63,909	3.1
Consumer Staples	23,499	1.1
Health Care	20,428	1.0

Total	2,097,001	100.0%

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
The Bank of New York Mellon	3/3/2017	EUR	58,000	USD	61,632	$177
The Bank of Nova Scotia	3/3/2017	EUR	1,995,000	USD	2,158,131	44,311
The Bank of New York Mellon	3/3/2017	USD	62,746	EUR	58,000	(1,291)
The Bank of Nova Scotia	3/3/2017	USD	2,119,887	EUR	1,995,000	(6,067)
The Bank of Nova Scotia	4/5/2017	EUR	1,937,000	USD	2,061,355	5,694
The Bank of Nova Scotia	4/5/2017	EUR	31,000	USD	32,989	89

Total net unrealized appreciation						$42,913

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,097,001	$—	$—	$2,097,001
Short-Term Investments	43,334	—	—	43,334
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	50,271	—	50,271

TOTAL	$2,140,335	$50,271	$—	$2,190,606

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(7,358)	$—	$(7,358)

TOTAL	$—	$(7,358)	$—	$(7,358)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Spain Hedged Equity ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 7.2%
Industria de Diseno Textil SA	4,938	$158,614

Consumer Staples - 1.6%
Distribuidora Internacional de Alimentacion SA	6,318	35,080

Energy - 6.6%
Enagas SA	1,843	45,287
Repsol SA	6,724	99,728

		145,015

Financials - 41.0%
Banco Bilbao Vizcaya Argentaria SA	30,933	202,456
Banco de Sabadell SA	39,950	58,744
Banco Popular Espanol SA* (a)	34,964	31,003
Banco Santander SA	73,714	402,490
Bankia SA (a)	40,431	39,963
Bankinter SA	5,584	43,060
CaixaBank SA	24,870	86,893
Mapfre SA	10,600	32,802

		897,411

Health Care - 2.4%
Grifols SA	2,356	51,529

Industrials - 14.6%
Abertis Infraestructuras SA	4,594	67,358
ACS Actividades de Construccion y Servicios SA	1,538	48,270
Aena SA, 144A	476	68,077
Ferrovial SA	3,501	66,409
International Consolidated Airlines Group SA	6,950	46,253
Zardoya Otis SA	2,831	22,613

		318,980

Information Technology - 4.4%
Amadeus IT Group SA	2,083	96,887

Telecommunication Services - 10.0%
Telefonica SA	21,513	219,909

Utilities - 12.0%
Endesa SA	2,444	52,030
Gas Natural SDG SA	2,734	53,221
Iberdrola SA	15,136	100,604
Red Electrica Corp. SA	3,184	57,495

		263,350

TOTAL COMMON STOCKS
(Cost $2,463,660)		2,186,775

SECURITIES LENDING COLLATERAL - 2.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c)
(Cost $62,668)	62,668	62,668

TOTAL INVESTMENTS - 102.7%
(Cost $2,526,328) †		2,249,443
Other assets and liabilities, net - (2.7%)		(59,206)

NET ASSETS - 100.0%		$2,190,237

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,561,400. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $311,957. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,569 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $338,526.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $59,473, which is 2.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
The Bank of New York Mellon	3/3/2017	EUR	9,000	USD	9,564	$28
The Bank of Nova Scotia	3/3/2017	EUR	2,026,000	USD	2,191,666	44,999
The Bank of New York Mellon	3/3/2017	USD	9,736	EUR	9,000	(200)
The Bank of Nova Scotia	3/3/2017	USD	2,152,828	EUR	2,026,000	(6,161)
The Bank of Nova Scotia	4/5/2017	EUR	25,000	USD	26,606	74
The Bank of Nova Scotia	4/5/2017	EUR	2,017,000	USD	2,146,491	5,929

Total net unrealized appreciation						$44,669

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,186,775	$—	$—	$2,186,775
Short-Term Investments	62,668	—	—	62,668
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	51,030	—	51,030

TOTAL	$2,249,443	$51,030	$—	$2,300,473

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(6,361)	$—	$(6,361)

TOTAL	$—	$(6,361)	$—	$(6,361)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Australia - 8.6%
Macquarie Atlas Roads Group (a)	5,945	$22,334
Qube Holdings Ltd.	16,091	28,499
Sydney Airport (a)	14,454	67,156
Transurban Group (a)	22,881	193,498

		311,487

Brazil - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	693	7,339
CPFL Energia SA, ADR	660	10,738
Ultrapar Participacoes SA, ADR	1,311	27,203

		45,280

Canada - 9.2%
AltaGas Ltd.	508	11,857
Enbridge, Inc.	2,896	121,884
Inter Pipeline Ltd.	1,045	21,912
Pembina Pipeline Corp.	1,214	39,230
TransCanada Corp.	2,480	114,010
Veresen, Inc.	968	9,853
Westshore Terminals Investment Corp.	737	14,982

		333,728

Chile - 0.2%
Enel Americas SA, ADR	767	7,478

China - 1.1%
Beijing Capital International Airport Co. Ltd., Class H	18,823	20,174
Jiangsu Expressway Co. Ltd., Class H	16,104	21,243

		41,417

France - 4.3%
Aeroports de Paris	430	48,743
Engie SA	3,272	40,002
Groupe Eurotunnel SE	7,244	67,534

		156,279

Germany - 1.7%
E.ON SE	4,061	31,518
Fraport AG Frankfurt Airport Services Worldwide (b)	488	30,559

		62,077

Hong Kong - 3.8%
Beijing Enterprises Water Group Ltd.*	9,764	6,980
China Gas Holdings Ltd.	4,622	6,859
China Merchants Port Holdings Co. Ltd.	9,656	26,930
China Resources Power Holdings Co. Ltd.	3,607	6,533
CLP Holdings Ltd.	4,008	40,762
COSCO SHIPPING Ports Ltd.	21,134	23,549
Guangdong Investment Ltd.	5,716	7,790
Shenzhen International Holdings Ltd.	12,137	17,386

		136,789

Italy - 6.1%
Atlantia SpA	6,196	145,066
Enel SpA	15,648	67,172
Societa Iniziative Autostradali e Servizi SpA	900	7,885

		220,123

Japan - 2.8%
Japan Airport Terminal Co. Ltd.	882	30,814
Kamigumi Co. Ltd.	3,230	30,274
Mitsubishi Logistics Corp.	2,100	30,170
Sumitomo Warehouse Co. Ltd.	2,000	11,536

		102,794

Mexico - 2.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	490	42,361
Grupo Aeroportuario del Sureste SAB de CV, ADR	266	42,113

		84,474

Netherlands - 0.2%
Koninklijke Vopak NV	207	8,753

New Zealand - 2.0%
Auckland International Airport Ltd.	12,247	64,750
Z Energy Ltd.	1,250	6,492

		71,242

Singapore -1.5%
Hutchison Port Holdings Trust, Class U	68,973	26,210
SATS Ltd.	8,420	30,041

		56,251

Spain - 9.1%
Abertis Infraestructuras SA	7,705	112,972
Aena SA, 144A	968	138,442
Iberdrola SA	12,143	80,711

		332,125

Switzerland -1.4%
Flughafen Zuerich AG	248	50,077

United Kingdom - 5.8%
BBA Aviation PLC	11,822	44,741
Centrica PLC	11,082	31,201
National Grid PLC	7,933	96,222
SSE PLC	2,034	38,893

		211,057

United States - 38.2%
American Electric Power Co., Inc.	997	66,769
Cheniere Energy, Inc.*	730	35,076
Consolidated Edison, Inc.	618	47,611
Dominion Resources, Inc.	1,269	98,525
Duke Energy Corp.	1,397	115,322
Edison International	661	52,708
Eversource Energy	644	37,777
Exelon Corp.	1,872	68,721
Kinder Morgan, Inc.	5,951	126,816
Macquarie Infrastructure Corp.	988	76,017
NextEra Energy, Inc.	947	124,057
ONEOK, Inc. (b)	652	35,241
PG&E Corp.	1,011	67,484
PPL Corp.	1,375	50,710
Public Service Enterprise Group, Inc.	1,027	47,221
Sempra Energy	507	55,917
Southern Co.	1,985	100,878
Targa Resources Corp.	516	29,154
WEC Energy Group, Inc.	640	38,573
Wesco Aircraft Holdings, Inc.*	767	9,281
Williams Cos., Inc.	2,117	59,996
Xcel Energy, Inc.	1,031	45,065

		1,388,919

TOTAL COMMON STOCKS
(Cost $3,664,065)		3,620,350

SECURITIES LENDING COLLATERAL - 1.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d)
(Cost $37,531)	37,531	37,531

TOTAL INVESTMENTS - 100.5%
(Cost $3,701,596)†		$3,657,881
Other assets and liabilities, net - (0.5%)		(19,436)

NET ASSETS - 100.0%		$3,638,445

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,718,486. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $60,605. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $297,565 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $358,170.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $37,081, which is 1.0% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017 the Deutsche X-trackers S&P Hedged Global Infrastructure ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Utilities	1,497,538	41.4%
Industrials	1,475,335	40.7
Energy	647,477	17.9

Total	3,620,350	100.0%

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (e)
The Bank of New York Mellon	3/3/2017	AUD	11,000	USD	8,457	$24
The Bank of Nova Scotia	3/3/2017	AUD	389,000	USD	295,095	(3,129)
The Bank of New York Mellon	3/3/2017	CAD	444,000	USD	340,645	6,350
RBC Capital Markets	3/3/2017	CHF	47,000	USD	47,703	898
RBC Capital Markets	3/3/2017	EUR	721,000	USD	779,967	16,025
The Bank of New York Mellon	3/3/2017	EUR	19,000	USD	20,190	58
JP Morgan & Chase Co.	3/3/2017	GBP	165,000	USD	207,679	2,922
The Bank of New York Mellon	3/3/2017	GBP	7,000	USD	8,711	24
The Bank of New York Mellon	3/3/2017	HKD	19,000	USD	2,449	2
The Bank of New York Mellon	3/3/2017	HKD	1,257,000	USD	162,044	113
JP Morgan & Chase Co.	3/3/2017	JPY	12,368,000	USD	109,939	(166)
The Bank of New York Mellon	3/3/2017	JPY	713,000	USD	6,373	26
The Bank of Nova Scotia	3/3/2017	NZD	3,000	USD	2,198	38
The Bank of Nova Scotia	3/3/2017	NZD	88,000	USD	64,462	1,081
The Bank of Nova Scotia	3/3/2017	SGD	41,000	USD	29,108	(149)
The Bank of Nova Scotia	3/3/2017	SGD	2,000	USD	1,421	(6)
The Bank of New York Mellon	3/3/2017	USD	8,345	AUD	11,000	88
The Bank of Nova Scotia	3/3/2017	USD	299,083	AUD	389,000	(858)
The Bank of New York Mellon	3/3/2017	USD	6,905	CAD	9,000	(128)
The Bank of New York Mellon	3/3/2017	USD	328,443	CAD	435,000	(925)
RBC Capital Markets	3/3/2017	USD	46,932	CHF	47,000	(127)
RBC Capital Markets	3/3/2017	USD	766,135	EUR	721,000	(2,193)
The Bank of New York Mellon	3/3/2017	USD	20,555	EUR	19,000	(423)
JP Morgan & Chase Co.	3/3/2017	USD	205,319	GBP	165,000	(562)
The Bank of New York Mellon	3/3/2017	USD	8,811	GBP	7,000	(124)
The Bank of New York Mellon	3/3/2017	USD	164,385	HKD	1,276,000	(6)
JP Morgan & Chase Co.	3/3/2017	USD	110,548	JPY	12,368,000	(443)
The Bank of New York Mellon	3/3/2017	USD	6,338	JPY	713,000	9
The Bank of Nova Scotia	3/3/2017	USD	65,816	NZD	91,000	(275)
The Bank of Nova Scotia	3/3/2017	USD	30,746	SGD	43,000	(62)
The Bank of Nova Scotia	4/5/2017	AUD	32,000	USD	24,583	69
The Bank of Nova Scotia	4/5/2017	AUD	378,000	USD	290,395	830
The Bank of New York Mellon	4/5/2017	CAD	6,000	USD	4,531	13
The Bank of New York Mellon	4/5/2017	CAD	435,000	USD	328,518	917
RBC Capital Markets	4/5/2017	CHF	3,000	USD	3,002	8
RBC Capital Markets	4/5/2017	CHF	47,000	USD	47,023	122
RBC Capital Markets	4/5/2017	EUR	35,000	USD	37,249	105
RBC Capital Markets	4/5/2017	EUR	702,000	USD	747,072	2,067
JP Morgan & Chase Co.	4/5/2017	GBP	12,000	USD	14,945	41
JP Morgan & Chase Co.	4/5/2017	GBP	158,000	USD	196,769	526
JP Morgan & Chase Co.	4/5/2017	JPY	212,000	USD	1,898	8
JP Morgan & Chase Co.	4/5/2017	JPY	11,655,000	USD	104,319	406
The Bank of Nova Scotia	4/5/2017	NZD	91,000	USD	65,745	272
The Bank of Nova Scotia	4/5/2017	NZD	6,000	USD	4,335	18
The Bank of Nova Scotia	4/5/2017	SGD	43,000	USD	30,748	58
The Bank of Nova Scotia	4/5/2017	USD	715	SGD	1,000	(2)
The Bank of New York Mellon	4/7/2017	HKD	110,000	USD	14,177	0
The Bank of New York Mellon	4/7/2017	HKD	1,276,000	USD	164,456	(4)

Total net unrealized appreciation						$23,536

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2017.

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,620,350	$—	$—	$3,620,350
Short-Term Investments	37,531	—	—	37,531
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	33,118	—	33,118

TOTAL	$3,657,881	$33,118	$—	$3,690,999

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(9,582)	$—	$(9,582)

TOTAL	$—	$(9,582)	$—	$(9,582)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	April 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	April 25, 2017

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	April 25, 2017

*	Print the name and title of each signing officer under his or her signature.